                                                       Registration No. 2-64233
                                                       (under the Securities Act
                                                       of 1933)
                                                       Registration No. 811-2918
                                                       (under the Investment
                                                       Company Act of 1940)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                (   )


         Pre-Effective Amendment No.                                   (   )
         Post-Effective Amendment No. 39                               ( X )
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        (   )

         Amendment No. 40                                              ( X )
                        (Check appropriate box or boxes)


                               DUPREE MUTUAL FUNDS
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                  125 South Mill Street, Vine Center, Suite 100
                  ---------------------------------------------
                            Lexington, Kentucky 40507
                            -------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (606) 254-7741

                              THOMAS P. DUPREE, SR.
                             Dupree & Company, Inc.
                  125 South Mill Street, Vine Center, Suite 100
                            Lexington, Kentucky 40507
                            -------------------------
                     (Name and Address of Agent for Service)

            Approximate Date Of Proposed Public Offering: Continuous
            --------------------------------------------------------

It is proposed that this filing will become effective
(check appropriate box)


_____  immediately upon filing pursuant to paragraph (b)
  X    on October 1, 1999 pursuant to paragraph (b)
_____
_____  60 days after filing pursuant to paragraph (a) (1)
_____  on _________pursuant to paragraph (a) (1)
_____  75 days after filing pursuant to paragraph (a) (2)
_____  on _________pursuant to paragraph (a) (2)
       of rule 485
_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DUPREE MUTUAL FUNDS
REGISTRATION STATEMENT ON FORM N-1A

CROSS-REFERENCE SHEET


 Part A
Item No.                            Prospectus Caption

        1                           Cover Page
        2                           Dupree Mutual Funds - Summary; Annual Total Returns
        3                           Fees and Expenses of the Trust
        4                           Organization of the Trust; Dupree Mutual Funds - Summary
        5                           Fees and Expenses of the Trust; Performance Calculations
        6                           Management of the Trust
        7                           Determining Net Asset Value, Buying Shares, Selling Shares, Taxes,
                                    Dividends
        8                           Not Applicable
        9                           Financial Highlights

Part B
Item No.                      Statement of Additional Information

      10                            Cover Page; Table of Contents
      11                            General Information and History
      12                            Investment Objectives and Policies; Portfolio Turnover
                                    Investment Restrictions
      13                            Investment Adviser; Officers and Trustees
      14                            Officers and Trustees, Shares of Beneficial Interest
      15                            Investment Adviser and Other Services
      16                            Portfolio Transactions
      17                            Shares of Beneficial Interest
      18                            How to Purchase Shares; How to Redeem Shares;
                                                   How We Compute Our Yields
      19                            Tax Information
      20                            Not Applicable
      21                            How We Compute Our Yields
      22                            Financial Statements

Prospectus
October 1, 1999

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, Kentucky 40588-1149
(606) 254-7741
(800) 866-0614


MUNICIPAL BOND FUNDS
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

GOVERNMENT BOND FUNDS
Intermediate Government Bond Series

This Prospectus is a concise statement of information about Dupree Mutual Funds (the "Trust") that you should know before investing. This Prospectus should be kept for future reference.


A statement containing additional information about the Trust, Dated November 1, 1999 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Table of Contents


 2       Dupree Mutual Funds Summary

 3       Bar Chart

10       Trust Expenses

12       Organization of the Trust

12       Investment Objectives

14       Investment Policies and Restrictions

16       Management of the Trust

19       Determining Net Asset Value

19       Buying Shares

20       Selling Shares

22       Dividends

22       Taxes

23       Performance Calculations

24       Financial Highlights

31       How to Reach Us

DUPREE MUTUAL FUNDS - SUMMARY

SINGLE STATE MUNICIPAL BOND SERIES
Investors in our municipal bond series are investors seeking tax-free income derived from municipal securities. The Kentucky, North Carolina and Tennessee Tax-Free Income Series seek a steady flow of income but with greater share price fluctuation. The Kentucky, North Carolina and Tennessee Tax-Free Short-to-Medium Series offer less principal fluctuation, but with less yield. See "Investment Objectives".

INTERMEDIATE GOVERNMENT BOND SERIES
Investors in our Intermediate Government Bond Series are seeking income derived from securities of the U.S. Government and its agencies. The Intermediate Government Bond Series should provide moderate principal fluctuation. See "Investment Objectives."

FACTORS TO CONSIDER
An investment in our Trust, as with any mutual fund, includes risks that vary depending upon the series' investment policies, including loss of money. Investment in any of the Single State Municipal Bond series may involve greater risk than investment in a Fund with a portfolio of municipal securities from throughout the country. This additional risk is due to the possibility of an economic or political development unique to a single state. There is no assurance that the investment objective of any series will be achieved. A series' return and net asset value will fluctuate.

BAR CHART AND PERFORMANCE TABLES

The following bar charts and tables provide an indication of the risks of investing in the funds by showing changes in the series performance from year to year over a 10 year period (or since inception) and by showing how the Series' average annual returns for one, five and then 10 years (or since inception) compare to those of a broad-based securities market index. How the Series has performed in the past is not necessarily an indication of how the Series will perform in the future.




                        KENTUCKY TAX FREE INCOME SERIES

            One Year                                  1999 year to
  Years      Total       Maximum    Minimum        Date Total Return
Ending On   Return       Quarter    Quarter      Through Sept. 30, 1999

12/31/89    10.79%
12/31/90     7.45%
12/31/91    10.72%
12/31/92     9.03%
12/31/93    12.75%
12/31/94    -2.95%
12/31/95    14.22%
12/31/96     3.69%
12/31/97     8.06%
12/31/98     5.65%        5.45%      -5.43%              x.xx%

                    KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

            One Year                                  1999 year to
  Years      Total       Maximum    Minimum        Date Total Return
Ending On   Return       Quarter    Quarter      Through Sept. 30, 1999

12/31/89      7.35%
12/31/90      6.82%
12/31/91      7.30%
12/31/92      6.87%
12/31/93      5.69%
12/31/94      1.02%
12/31/95      6.22%
12/31/96      3.96%
12/31/97      5.18%
12/31/98      4.63%        2.69%    -2.11%               x.xx%

                     NORTH CAROLINA TAX-FREE INCOME SERIES

            One Year                                  1999 year to
  Years      Total       Maximum    Minimum        Date Total Return
Ending On   Return       Quarter    Quarter      Through Sept. 30, 1999

12/31/96     5.37%
12/31/97     9.83%
12/31/98     7.51%        4.09%      -2.65%               x.xx%

                 NORTH CAROLINA TAX-FREE SHORT TO MEDIUM SERIES

            One Year                                  1999 year to
  Years      Total       Maximum    Minimum        Date Total Return
Ending On   Return       Quarter    Quarter      Through Sept. 30, 1999

12/31/96     4.56%
12/31/97     5.03%
12/31/98     4.77%        2.50%     -0.05%               x.xx%

                        TENNESSEE TAX-FREE INCOME SERIES

            One Year                                  1999 year to
  Years      Total       Maximum    Minimum        Date Total Return
Ending On   Return       Quarter    Quarter      Through Sept. 30, 1999

12/31/94    -1.22%
12/31/95    18.28%
12/31/96     5.15%
12/31/97     9.00%
12/31/98     7.63%        7.29%     -1.51%               x.xx%

                   TENNESSEE TAX-FREE SHORT TO MEDIUM SERIES

            One Year                                  1999 year to
  Years      Total       Maximum    Minimum        Date Total Return
Ending On   Return       Quarter    Quarter      Through Sept. 30, 1999

31-Dec-95    7.12%
31-Dec-96    3.92%
31-Dec-97    5.38%
31-Dec-98    4.33%        2.41%     -0.08%               x.xx%

                      INTERMEDIATE GOVERNMENT BOND SERIES

            One Year                                  1999 year to
  Years      Total       Maximum    Minimum        Date Total Return
Ending On   Return       Quarter    Quarter      Through Sept. 30, 1999

31-Dec-93    11.93%
31-Dec-94    -5.94%
31-Dec-95    17.54%
31-Dec-96     3.14%
31-Dec-97     9.39%
31-Dec-98     7.68%       6.23%     -6.00%               x.xx%

                                 Total Returns
                        KENTUCKY TAX-FREE INCOME SERIES
                                       VS
                    LEHMAN 10 AND 20 YEAR MUNICIPAL INDICES

                        For the Calendar Year Ending On
                                   31-Dec-98

                        For The         For The        For The
                          Last         Last Five      Last Ten
                          Year           Years          Years
                          ----           -----          -----
Fund                      5.63%           5.57%         7.80%

10-Year Index             6.76%           6.35%         8.33%

20-Year Index             6.82%           6.75%         8.92%


                                 Total Returns
                    KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
                                       VS
                      LEHMAN THREE YEAR MUNICIPAL INDEX

                        For the Calendar Year Ending On
                                   31-Dec-98

                        For The         For The        For The
                          Last         Last Five      Last Nine
                          Year           Years          Years
                          ----           -----          -----
Fund                      4.63%           4.19%         5.28%

3-Year Index              5.21%           4.90%         6.08%


                                 Total Returns
                     NORTH CAROLINA TAX-FREE INCOME SERIES
                                       VS
                    LEHMAN 10 AND 20 YEAR MUNICIPAL INDICES

                        For the Calendar Year Ending On
                                   31-Dec-98

                        For The
                          Last            Since
                          Year        Nov. 15, 1995
                          ----        -------------
Fund                      7.51%           8.41%

10-Year Index             6.76%           6.85%

20-Year Index             6.82%           7.62%


                                 Total Returns
                 NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                                       VS
                      LEHMAN THREE YEAR MUNICIPAL INDEX

                        For the Calendar Year Ending On
                                   31-Dec-98

                        For The
                          Last                  Since
                          Year              Nov. 30, 1995
                          ----              -------------
Fund                      4.77%                 5.05%

3-Year Index              5.21%                 5.04%



                                 Total Returns
                        TENNESSEE TAX-FREE INCOME SERIES
                                       VS
                    LEHMAN 10 AND 20 YEAR MUNICIPAL INDICES

                        For the Calendar Year Ending On
                                   31-Dec-98

                        For The         For The
                          Last         Last Five        Since
                          Year           Years      Dec. 31, 1993
                          ----           -----      -------------
Fund                      7.63%           7.58%         7.58%

10-Year Index             6.76%           6.35%         6.35%

20-Year Index             6.82%           6.75%         6.75%



                                 Total Returns
                   TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
                                       VS
                       LEHMAN THREE YEAR MUNICIPAL INDEX

                        For the Calendar Year Ending On
                                   31-Dec-98

                        For The
                          Last                  Since
                          Year              Nov. 1, 1994
                          ----              ------------
Fund                      4.33%                 5.35%

3-Year Index              5.21%                 5.97%




                                  Total Returns
                       INTERMEDIATE GOVERNMENT BOND SERIES
                                        VS
                        LEHMAN INTERMEDIATE TREASURY INDEX

                          For the Calendar Year Ending On
                                      31-Dec-98

                                For The         For The
                                  Last         Last Five        Since
                                  Year           Years      Aug. 1, 1992
                                  ----           -----      ------------
Fund                              7.68%           6.08%         7.34%

Intermediate Treasury Index       8.62%           6.46%         6.64%

Fees and Expenses of the Trust:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

                                                      Kentucky  Kentucky     North      North    Tennessee   Tennessee  Intermediate
                                                     Tax-Free   Tax-Free   Carolina   Carolina   Tax-Free    Tax-Free    Government
                                                      Income    Short-to   Tax-Free   Tax-Free    Income     Short-to       Bond
                                                      Series     Medium     Income    Short-to    Series      Medium       Series
                                                                Series      Series      Medium                Series
SHAREHOLDER FEES (fees paid directly from your                                          Series
investment):

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                 NONE       NONE        NONE       NONE       NONE        NONE         NONE
Maximum Deferred Sales Charge (Load)
  (as a percentage of offering price)                 NONE       NONE        NONE       NONE       NONE        NONE         NONE
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends [and other distributions}
  (as a percentage of offering price)                 NONE       NONE        NONE       NONE       NONE        NONE         NONE
Redemption Fees (as a percentage of
  amount redeemed, if applicable)                     NONE       NONE        NONE       NONE       NONE        NONE         NONE
Exchange Fee                                          NONE       NONE        NONE       NONE       NONE        NONE         NONE

ANNUAL TRUST OPERATING EXPENSES: (expenses that are deducted from Trust assets)

Management Fee
  (before fee reimbursements)                          0.430%       0.500%      0.500%*   0.500%*     0.500%*     0.500%*     0.200%
Other expenses
  (before fee reimbursements)
  Transfer Agent                                       0.121        0.131       0.150     0.150       0.134       0.150       0.150
  All other expenses                                   0.059        0.084       0.115     0.130       0.054       0.082       0.135
                                                       ------       -----       -----     -----       -----       -----       -----

  Total other expenses                                 0.180        0.215       0.265     0.280       0.188       0.232       0.285
                                                       ------       -----       -----     -----       -----       -----       -----

Total annual fund operating expenses                   0.610%       0.715%      0.765%    0.780%      0.688%      0.732%      0.485%
                                                       ======       ======      ======    ======      ======      ======      ======


EXAMPLE:
This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Although your actual cost maybe higher or lower, based on these assumptions your costs would be:


                                             1 year       $64         $75        $80*      $82*        $72*        $77*        $51
                                            3 years      $201        $235       $251*     $256*       $226*       $240*       $160
                                            5 years      $349        $409       $437*     $445*       $393*       $418*       $279
                                           10 years      $782        $912       $973*     $992*       $879*       $933*       $626

You would pay the same expenses assuming no redemption.

*The Investment Adviser for each of the series may waive management fees and assume and pay other operating expenses to reduce expenses which could be passed on to the shareholders. The Investment Adviser may terminate fee waivers or reimbursements at any time. For the year ended June 30, 1999 the actual expenses were:

                                           North          North         Tennessee        Tennessee
                                         Carolina       Carolina         Tax-Free        Tax-Free
                                         Tax-Free       Tax-Free          Income         Short-to
                                          Income        Short-to          Series          Medium
                                          Series         Medium                           Series
                                                          Series

Management Fee                             0.201%          0.160%           0.290%          0.329%

Other Expenses
  Transfer Agent                            0.150           0.150            0.135           0.150
  All Other Expenses                        0.096           0.130            0.050           0.082
                                            -----           -----            -----           -----

Total Other Expenses                        0.246           0.280            0.185           0.232
                                            -----           -----            -----           -----

Total Fund Operating Expenses               0.447%          0.440%           0.475%          .0561%
                                            ======          ======           ======          ======

You would have paid the following expenses on a $10,000 investment assuming a 5% annual return and redemption at the end of each period:

                             1 year           $47             $46              $50             $59
                            3 years          $147            $145             $147            $185
                            5 years          $257            $253             $257            $322
                           10 years          $578            $569             $578            $721

ORGANIZATION OF THE TRUST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Trust offers shares of beneficial interest of separate series without par value.

Shares of seven series are being offered for sale:

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Each share has one vote. Fractional shares have proportionate voting rights and participate pro-rata in dividends and distributions. Our shares have cumulative voting rights for the election of Trustees. On matters affecting an individual series, a separate vote of the series is required. Shareholders of a series are not entitled to vote on any matter not affecting the series in which they are invested.


We are registered as a diversified, open-end investment company of the management type under the Investment Company Act of 1940; however, each series of the Trust may or may not be diversified. Our shares, which are offered continuously, are registered for sale under the Securities Act of 1933. The Kentucky, Tennessee, North Carolina Series and the Intermediate Government Bond Series are qualified for sale in Kentucky, Florida, Indiana, and North Carolina under the securities law of those states. The two Kentucky Series, the two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Texas. The two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Tennessee. We offer and redeem our shares at current net asset value.


Investment Objectives

Our investment objective is to seek the highest level of income without undue risk to principal. Of course, no mutual fund offered by us or anyone else can guarantee that the investment objective will be met.

Single State Municipal Bond Series
All of our single state series, whatever their maturity range, have an investment objective of realizing the highest level of tax-exempt income available without undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with Guidelines of the Securities and Exchange Commission, each single state series has a fundamental policy that during periods of normal market conditions either (1) the series' assets will be invested so that at least 80% of the income will be tax-exempt or (2) the series will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 65% of the value of each series assets will be invested in municipal securities of the state identified in the title of the fund.

Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the "Statement of Additional Information".


The inherent risk associated with investment in municipal securities is the risk of default. Payment on nearly all Kentucky municipal securities depends upon revenue generated by the property financed by the securities. Payment on nearly all North Carolina and Tennessee municipal securities are general obligations of the issuer. In addition, the net asset value of our shares may be impacted by the general economic situation in the country and/or within the states of Kentucky, North Carolina and Tennessee. The limitation of our investments of each series to a single state may involve greater risk than if we invested in municipal securities throughout the country, due to the possibility of an economic or political development which could uniquely affect the ability of issuers to meet the debt obligations of the securities. The economies of Kentucky, North Carolina and Tennessee are supported by agricultural products, coal, manufacturing and service professions. A decline in the tobacco, equine or coal market could affect these states in a manner different from the effect on most other states. Potential federal regulation of the tobacco industry including action by Congress on a settlement agreement with the tobacco industry to resolve multiple pending lawsuits may impact the tobacco industry in each of these states. Regulation of nicotine or elimination or adjustment of the financial tobacco price support program may also impact the tobacco industry though the degree of the impact cannot be predicted with any certainty.


The Kentucky non-agricultural economy is diversified as follows: 26% services, 24% wholesale and retail trade, 20% manufacturing, 16% government and 14% other. Agriculture in Kentucky is well diversified among tobacco, corn, hogs, cattle, other grains, equine, and truck crops. No single segment of the economy consists of as much as one fourth of the overall State Domestic Product.

The North Carolina economy derives most of its income from three main sectors: industry, agriculture and tourism, in that order. Each of these sectors are well diversified. Industry has a good balance between production of goods versus services, with a slight edge to the services side. Agriculture is diversified among tobacco, poultry, fruits, vegetables and various kinds of livestock. Tourism is concentrated in the far west and the coastal region. The U.S. military bases in North Carolina constitute a significant part of the economy as well.

The Tennessee non-agricultural economy is diversified among the following sectors: 23% manufacturing; 23% wholesale and retail trade; 22% services; 16% government and 14% other. Agriculture in Tennessee is widely diversified among livestock, poultry, fruit and vegetables production, as well as nursery operations. Agriculture constitutes about one third of the overall economy.

The economies of Kentucky, North Carolina and Tennessee are of such diversification that an economic decline in a single segment of a state's economy would not necessarily lead to the non-payment of debt service on municipal bonds. A national economic decline could impact the ability of municipalities to pay debt service, if the decline impacted various industries within each state.


Kentucky Tax-Free Income Series
This is a diversified fund of long-term maturity bonds where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted average nominal maturity of 17.19 years and a weighted average effective maturity of 10.08 years as of June 30, 1999.

Kentucky Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 4.26 years as of June 30, 1999. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

North Carolina Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted average nominal effective maturity of 19.19 years and a weighted average effective maturity of 14.70 years as of June 30, 1999. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

North Carolina Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 4.46 years as of June 30, 1999. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Tennessee Tax-Free Income Series
This is a diversified fund of long-term maturity bonds, where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted average nominal effective maturity of
18.79 years and a weighted average effective maturity of 13.40 years as of June 30, 1999.

Tennessee Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. This portfolio had a weighted average effective maturity of 4.59 years as of June 30, 1999. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Intermediate Government Bond Series
Seeks the highest level of current income without undue risk to principal by investing in the following securities: issues of the U.S. Government or its agencies or instrumentalities, repurchase agreements fully collateralized by issues of the U.S. Government or its agencies or instrumentalities and bank accounts fully insured by the FDIC or collateralized. The types of securities are described in the "Statement of Additional Information". The dollar weighted maturity of the portfolio will usually be 3 to 10 years to produce minimal fluctuation in principal. The portfolio had a weighted average effective maturity of 7.18 years as of June 30, 1999.


INVESTMENT POLICIES AND RESTRICTIONS

Single State Municipal Bond Series
Our six single state municipal bond series have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:

A) Bonds rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, Baa) or Standard & Poor's Corporation ("S&P") (AAA, AA, A, BBB). According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates a satisfactory degree of safety and capacity for repayment, but more vulnerability to adverse economic conditions or changing circumstances. These bonds have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

B) Notes rated at the time of purchase within the three highest grades assigned by Moody's (MIG 1, MIG 2, MIG 3); and bonds and notes not rated by Moody's or S&P within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds secured by United States Treasury Bills or Notes).

C) No more than 20% of the value of our total assets in any of the municipal bond series will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Investment

     Adviser would not have been rated in one of the grades specified above. In addition, our Investment Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.


As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the municipal bond series are those producing income exempt from both Federal and State income taxes in the states where shares of the series are offered, though ad valorem taxes may be due in some states.

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares representing each series. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our Investment Adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the Investment Adviser deems necessary for temporary defensive purposes.

The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit, banker's acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's; and repurchase agreements relating to an underlying security in which we are authorized to invest.

Intermediate Government Bond Series
The Intermediate Government Bond Series has an investment objective of realizing the highest rate of current income without undue risk to principal by investing at least 65% of the value of our total assets in a professionally managed non-diversified portfolio of bonds: 1) issued by the U.S. Government, such as U.S. Treasury Bonds; or 2) issued by agencies or instrumentalities of the U.S. Government, such as, but not limited to, obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank. The remaining assets are invested in bank accounts fully insured by the FDIC or collateralized by bonds described above in 1) and 2); repurchase agreements fully collateralized by bonds described in 1) and 2); or U.S. Treasury or Agency Notes and Bills. The foregoing types of securities are described in the "Statement of Additional Information." The dollar weighted average maturity of the portfolio will be 3-10 years to produce minimal fluctuation in principal. There can be no assurance that the objectives of the series will be realized.

Investors should recognize that, in periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Borrowing of Money
Each series permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders or to satisfy purchase commitments, but such borrowings may not be in excess of 5% of the value of the assets of the affected series.

Asset Composition
The weighted average ratings of the securities held by the Trust on June 30, 1999, the ending date of the fiscal year, were:

                                    Aaa/AAA             Aa/AA                A/A           Baa/BBB NR           (total)
Municipal Bonds
Kentucky Tax-Free
  Income Series                      54.80%             13.96%             23.06%              4.54%              3.64%
Kentucky Tax-Free
  Short-to-Medium Series             47.91              22.63              21.19               3.00               5.27
North Carolina Tax-Free
  Income Series                      53.50              37.25               8.69                .56                 .0
North Carolina Tax-Free
  Short-to-Medium Series             46.75              38.57              14.15                .53                 .0
Tennessee Tax-Free
  Income Series                      43.71              31.99              20.45               3.85                 .0
Tennessee Tax-Free
  Short-to-Medium Series             54.49              23.05              22.46                 .0                 .0
Government Bonds
Intermediate Government
  Bond Series                       100.00

The Board of Trustees of the Trust, acting upon information furnished by the Investment Adviser, has determined that the unrated bonds held by each series were comparable to rated bonds in the following categories:

Comparable To:                      Aaa/AAA            Aa/AA             A/A        Baa/BBB

Kentucky Tax-Free
  Income Series                                                                      3.64%
Kentucky Tax-Free
  Short-to-Medium Series                                                             5.27


MANAGEMENT OF THE TRUST

Trustees
The Trustees of the Trust consist of seven individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed upon the directors or trustees of investment companies by the Investment Company Act of 1940. The Trustees of the Trust are:

Thomas P. Dupree, Sr., Chairman of the Board of Dupree & Company, Inc. *

Fred L. Dupree, Jr., Vice President, Secretary, Treasurer and Director of Dupree & Company, Inc.*

William T. Griggs II, President of Dupree & Company, Inc.*

Lucy A. Breathitt, Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission.

William A. Combs, Jr., Secretary, Treasurer, Director, Freedom Dodge, Lexington, KY and Dana Motor Company, Cincinnati, Ohio, auto dealerships; Partner, Ellerslie Realty, Inc., Forkland Development Co., and Lexland, Lexington, KY; Director, First Security Bank , Lexington, KY.

Robert L. Maddox, Partner (retired) Wyatt, Tarrant & Combs, Attorneys, Louisville, KY.

William S. Patterson, President, CEO, Cumberland Surety Insurance Co., Lexington, KY.

*Thomas P. Dupree, Sr., Fred L. Dupree, Jr., and William T. Griggs II are "interested persons" of the Trust's Investment Adviser and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc. Dupree & Company, Inc. also serves as the Trust's Transfer Agent. The other Trustees are the non-interested Trustees of the Trust.

Except as otherwise noted, each individual has held the office indicated, or other offices in the same company, for the last five years.

                                                             Pension or                                     Total
                                                             Retirement              Estimated           Compensation
                                     Aggregate            Benefits Accrued             Annual           From Trust and
       Name of Person,             Compensation              As Part of            Benefits Upon        Trust Complex
           Position                 From Trust             Trust Expenses            Retirement        Paid to Trustees
---------------------------------------------------------------------------------------------------------------------------

Thomas P. Dupree, Sr.                   -0-               None - No Pension             None                 -0-
President, Chairman,                                     or Retirement Plan
Trustee

Fred L. Dupree, Jr.                     -0-               None - No Pension             None                 -0-
Vice President, Secretary,                               or Retirement Plan
Treasurer, Trustee

William T. Griggs II                    -0-               None- No Pension              None                 -0-
Vice President,                                          or Retirement Plan
Assistant Secretary

Lucy A. Breathitt                     $14,000              None-No Pension              None               $14,000
Trustee                                                  or Retirement Plan

William A. Combs, Jr.                 $14,000             None - No Pension             None               $14,000
Trustee                                                  or Retirement Plan

Robert L. Maddox                      $14,000             None - No Pension             None               $14,000
Trustee                                                  or Retirement Plan

William S. Patterson                  $14,000             None - No Pension             None               $14,000
Trustee                                                  or Retirement Plan


Investment Adviser and Advisory Agreements

Our investment activities are managed by Dupree & Company, Inc., P.O. Box 1149 Lexington, Kentucky 40588-1149. Dupree & Company was formed in 1962 to continue a business founded in 1941. Dupree & Company, Inc. also serves as Transfer Agent.

Dupree & Company, Inc., may at its sole cost and expense, enter into sub-shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders.

Dupree & Company, Inc. serves as the Investment Adviser for each of our seven series pursuant to separate Investment Advisory Agreements with each series, each dated as of November 1, 1997. Each agreement will continue in effect until October 31, 1999 and may be continued thereafter for annual periods if renewed. Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the actual management of the Trust's portfolios. The compensation paid to the Investment Adviser as presented on page 3 is inclusive of certain administrative services and provision of office space, facilities, equipment and personnel for management of the Trust. The compensation paid to the Investment Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series as follows:


Range of Total Assets                                                100,000,001-
(in dollars)                                      $0-100,000,000     $150,000,000         $150,000,001+

Kentucky Tax-Free Income Series                      .50 of 1%         .45 of 1%          .40 of 1%
Kentucky Tax-Free Short-to-Medium Series             .50 of 1%         .45 of 1%          .40 of 1%
North Carolina Tax-Free Income Series                .50 of 1%         .45 of 1%          .40 of 1%
North Carolina Tax-Free Short-to-Medium Series       .50 of 1%         .45 of 1%          .40 of 1%
Tennessee Tax-Free Income Series                     .50 of 1%         .45 of 1%          .40 of 1%
Tennessee Tax-Free Short-to-Medium Series            .50 of 1%         .45 of 1%          .40 of 1%
Intermediate Government Bond Series                  .20 of 1%         .20 of 1%          .20 of 1%

Dupree & Company, Inc. has reserved the right to voluntarily waive management fees or assume and pay other expenses of any series of the Trust at its sole option.

In addition, the Trust has entered into a Transfer Agent/Shareholder Service Agreement with Dupree & Company, Inc. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amount in excess of $20,000,000.

Prior to November 1, 1997 Dupree Investment Advisers, Inc., a wholly owned subsidiary of Dupree & Company, Inc., had served as the Investment Adviser to each of the seven series pursuant to separate Investment Advisory Agreements. Due to corporate and tax considerations the Dupree firms restructured their business without any change in personnel or services. The Investment Advisory Agreements approved by the shareholders of each series at their 1997 Annual meeting are identical to the prior agreements except that the parent firm, Dupree & Company, Inc. is now the Investment Adviser.

Indiana and Texas limit annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets for Indiana; and 2% of the first $10,000,000 of average net assets, 1.5% of the next $20,000,000 of average net assets and 1% of the remaining average net assets for Texas.

Fund Portfolio Manager
The person primarily responsible for the day-to-day management of all series of the Trust is William T. Griggs II, President of the Investment Adviser. Mr. Griggs has been Portfolio Manager since 1989.

Year 2000
Like other investment companies, financial and business organizations and individuals around the world, the Trust could be adversely affected if computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 issue with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Trust's other major service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

DETERMINING NET ASSET VALUE


The price used when you buy or sell shares in a series is the next net asset value computed after we receive your order in proper form. The net asset value per share of each series is determined separately at the close of trading on the New York Stock Exchange each day the Exchange is open for trading by dividing the total value of the assets of a series, minus liabilities, by the total number of shares outstanding. The value of your investment in any of our series is not reduced by a sales charge or commission.

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect the fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

BUYING SHARES

Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There is no sales charge or load.

Terms of Offering
If you send us a check which does not clear, we may cancel your order and hold you responsible for any loss which we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders.

We retain the right to reject any order, and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.


If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.


Initial Investment
Your initial and subsequent investments need only be $100.00 for any of our series.

By Wire
If this is an initial investment you must first call us to tell us the following:
       * How the account is to be registered
       * Name of series in which you wish to invest
       * Your address
       * Your tax identification number
       * Amount being wired
       * Name of wiring bank

Our wire instructions are directed to Star Bank, Cincinnati, Ohio as follows:
         Star Bank ABA # 0420-0001-3

         Kentucky Tax-Free Income Series                      #483-622-098
         Kentucky Tax-Free Short-to-Medium Series             #483-622-106
         North Carolina Tax-Free Income Series                #483-622-338
         North Carolina Tax-Free Short-to-Medium Series       #483-622-346

         Tennessee Tax-Free Income Series                     #483-622-122
         Tennessee Tax-Free Short-to-Medium Series            #483-622-130
         Intermediate Government Bond Series                  #483-622-148

If you are adding to an existing account please call us with your name and account number.


By Mail
Make your check payable to the series you want to invest in and send your check to:
         Dupree Mutual Funds
         P.O. Box 1149
         Lexington, KY  40588-1149

Along with one of the following:
         *A completed new account form (if new account)
         *The detachable stub which you will find at the bottom of your most recent account statement
         *A letter specifying the account number and series

Automatic Purchase Plan
Once your account is open, you may make investments automatically by authorizing Dupree Mutual Funds to draw on your bank account. Please call us at the phone number on the back cover for more information.

Individual Retirement Accounts
Shareholders of the Intermediate Government Bond Series may establish Individual Retirement Accounts. Please contact us at the number on the back cover for more information.

SELLING SHARES

You may sell all or part of the shares in your account at any time without any penalties or sales commissions. To do so, simply use one of the methods described below. We will not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording a telephone redemption request or making inquiries of information which should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions. The Securities and Exchange Commission is currently considering the propriety of the requirement of indemnification and hold harmless provisions.

By Telephone
In Lexington (606) 254-7741
Toll Free National Number (800) 866-0614
In North Carolina (800) 284-2562

All accounts will automatically receive telephone redemption, exchange and transfer privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or which were purchased by mail within the past 30 days.

By Mail
You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):
    * Any certificates of beneficial interest

    * Documents required by Corporations, Executors, Administrators, Trustees and Guardians.

By Check
Shareholders of each of the Short-to-Medium Series, and the Intermediate Government Bond Series may redeem shares by check. In order to arrange for redemption by check, a check writing privilege form must be completed or call us at the phone number on the back cover. Checks may not be used to close an account. Checks may not be presented for payment over-the-counter at the clearing bank.

                                        Daily
Check limits                 Minimum    Maximum  CHECKING WRITING CHARGES

KY Short-to-Medium Series     $500.00   $25,000  Share Redemption: NONE
NC Short-to-Medium Series     $500.00   $25,000  Checks: NONE
TN Short-to-Medium Series     $500.00   $25,000  Insufficient Funds: $19.00
Government Bond Series        $500.00   none     Stop Payment: $15.00


Third-Party Investments
If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.


Payment of Redemption Proceeds
The Transfer Agent will normally mail a check or wire redemption proceeds the business day following the receipt of necessary documents in required form. In order to receive proceeds by wire the redeeming amount must be at least $500.00. If the Custodian imposes a wire charge upon the Transfer Agent, the Transfer Agent may deduct the wire charge from the proceeds. If charged, the current amount of the charge would be $10.00. Your own bank may impose a wire charge on your account to which the funds are wired.

We reserve the right on all redemptions, including redemptions by writing a check in any of the Short-to-Medium Series or Intermediate Government Bond Series, to delay payment seven days if to do otherwise would negatively affect existing shareholders.

Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.

Redemption Price
The redemption price of shares redeemed will be their net asset value per share as calculated in the first determination of net asset value after the Trust has received all necessary documents in proper form.

Suspension of Redemption
We may suspend the right of redemption or postpone payment for more than seven days during any of the following:
*The New York Stock Exchange is closed
*The Securities and Exchange Commission determines trading on the Exchange is restricted
*There is an emergency as determined by the commission where it is not reasonably practicable for us to dispose of securities.
*Such other period as the Commission may by order permit for the protection of the shareholders

Redemption by Trust

If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will give you notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days from the date of the notice to bring the account up to $100 before we take any action.


Redemption In Kind
The Trust does not reserve the right to redeem in kind.

Undeliverable Redemption Checks
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be charged automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.


Transfer and Exchange of Shares
You may transfer your shares to another owner. You may exchange shares between series offered in your state of residence without sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.

Withdrawal Plan
You may withdraw fixed or variable amounts from your account at regular intervals. Once begun, a withdrawal plan may be discontinued at any time without penalty.

Inactive Accounts
If your Account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your Account for the period provided by law, we will be required to transfer the balance of your Account as "abandoned property" to the appropriate state authority.

DIVIDENDS

Generally, we declare dividends separately for each series each business day. The Kentucky, North Carolina and Tennessee Income Series pay such dividends as of the last business day of each quarter. The Kentucky, North Carolina and Tennessee Short-to-Medium Series and the Intermediate Government Bond Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the New York Stock Exchange is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short-to-Medium Series and Intermediate Government Bond Series). The Trustees have the authority to change dividend payment dates.

Net investment income consists of all interest income accrued on portfolio securities less all expenses. Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations. See Statement of Additional Information. Income dividends and capital gains distributions will be paid in additional shares by credit to the shareholder's account or in cash at the shareholder's election. Any such election remains in effect until the Transfer Agent receives notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form.

TAXES

Each series of the Trust has qualified as a "regulated investment company" (RIC) under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the Municipal Bond series will be exempt interest dividends which will be excludable from gross income for federal and state income tax purposes. Dividends and distributions paid on the Government Bond Series generally will be subject to federal and state income tax. Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the "Statement of Additional Information." Ad valorem tax may be imposed in some states.

You should consult your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents.

PERFORMANCE CALCULATIONS

All yield figures are based on historical earnings and are not intended to indicate future performance.

Total returns are calculated for specified periods by finding the compounded rate of return that will equal the total amount redeemed at the specified redemption date versus the initial amount invested. Average annual total return calculations consider reinvestment of all dividends and all other distributions less all expenses.

Yield quotations are based on a 30 day period in accordance with S.E.C. computation formulas as more fully described in the Statement of Additional Information.

Taxable equivalent yield is the yield that an investor would have to earn from fully taxable investments, before the investor had paid federal and any applicable state income and ad valorem taxes, in order to equal a tax-free yield.

Fund Performance
The Annual Report of Dupree Mutual Funds contains a discussion and graphs reflecting the performance of its series during the most recently completed fiscal year. A copy of the Annual Report may be obtained by writing or calling us at the numbers listed on the back cover. Performance may also be judged by comparing the series' performance to other mutual funds with comparable investment objectives through various mutual fund or market indices or rankings such as those provided by Barrons, Forbes, Fortune, Money Magazine and Morningstar. Periodically, information from these publications may be included in advertisements, sales literature and reports to shareholders.

FINANCIAL HIGHLIGHTS

KENTUCKY TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

SELECTED DATA FOR A SHARE OUTSTANDING:

                                                   For the years ended June 30,
                                         ---------------------------------------------------
                                            1999      1998       1997    1996 (a)  1995 (a)
                                         ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $7.65       $7.47     $7.35     $7.29     $7.21
                                         ---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                     0.37        0.39      0.40      0.40      0.40
   Net gains (losses) on securities
      (both realized and unrealized)        (0.18)       0.18      0.12      0.06      0.13
                                         ---------------------------------------------------
Total from investment operations             0.19        0.57      0.52      0.46      0.53
LESS DISTRIBUTIONS:
   Distributions (from capital gains)        --        --         --        --        (0.05)
   Distributions (from net investment       (0.37)      (0.39)    (0.40)    (0.40)    (0.40)
income)
                                         ---------------------------------------------------
NET ASSET VALUE, END OF YEAR                $7.47       $7.65     $7.47     $7.35     $7.29
                                         ===================================================
Total return                                 2.52%       7.77%     7.14%     6.38%     6.90%
Net assets, end of year (in thousands):  $422,996    $373,153  $327,304  $295,029  $269,355
Ratio of expenses to average net assets      0.61%       0.62%     0.63%     0.62%     0.63%
Ratio of net investment income to
   average net                               4.88%       5.14%     5.32%     5.39%     5.60%
assets
Portfolio                                   10.69%      11.80%     6.64%     4.29%    18.05%
turnover
(a) Audited by other auditors.

FINANCIAL HIGHLIGHTS

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

SELECTED DATA FOR A SHARE OUTSTANDING:

                                                    For the years ended June 30,
                                         ------------------------------------------------
                                              1999       1998     1997   1996(a)  1995(a)
                                         ------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $5.27    $5.22    $5.20    $5.18    $5.17
                                         ------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        0.21     0.21     0.22     0.21     0.21
   Net gains ( losses) on securities
   (both realized and unrealized)              (0.07)    0.05     0.02     0.02     0.02
                                         ------------------------------------------------
Total from investment operations                0.14     0.26     0.24     0.23     0.23
LESS DISTRIBUTIONS:
   Distributions (from capital gains)            --        --       --       --    (0.01)
   Distributions (from net investment          (0.21)   (0.21)   (0.22)   (0.21)   (0.21)
   income)
                                         ------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $5.20    $5.27    $5.22    $5.20    $5.18
                                         ================================================
Total                                          2.58%    5.12%    4.59%    4.51%    4.27%
return
Net assets, end of year (in thousands)      $58,630  $54,124  $53,829  $66,574  $57,064
Ratio of expenses to average net assets        0.72%    0.74%    0.72%    0.75%    0.72%
Ratio of net investment income to
   average net assets                          3.89%    4.05%    4.11%    4.04%    4.00%
Portfolio turnover                            27.38%   20.98%   20.03%   57.80%    4.07%
(a) Audited by other
auditors.

NORTH CAROLINA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

SELECTED DATA FOR A SHARE OUTSTANDING

                                                          For the years ended June 30,
                                                 ------------------------------------------------
                                                      1999        1998        1997     1996(a)(c)
                                                 ------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $10.82     $10.33       $9.88      $10.00
                                                 ------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                0.50       0.53        0.54        0.32
   Net gains (losses) on securities
      (both realized and unrealized)                  (0.20)       0.49        0.45       (0.12)
                                                 ------------------------------------------------
Total from investment operations                        0.30       1.02        0.99        0.20
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                 (0.01)         --          --          --
   Distributions (from net investment income)         (0.50)      (0.53)      (0.54)      (0.32)
                                                 ------------------------------------------------
NET ASSET VALUE, END OF YEAR                         $10.61      $10.82      $10.33       $9.88
                                                 ================================================
Total                                                  2.71%       9.99%      10.18%       3.23%
return (b)
Net assets, end of year (in thousands)              $19,456      $9,911      $3,586      $1,063
Ratio of expenses to average net assets (b)            0.45%       0.33%       0.25%       0.18%
   Before expense reimbursement (b)                    0.77%       0.76%       0.81%       2.47%
Ratio of net investment income to average net          4.43%       4.47%       4.72%       0.98%
assets (b)
   After expense reimbursement (b)                     4.74%       4.90%       5.29%       3.27%
Portfolio turnover                                    11.70%      16.77%      24.13%      22.83%
(a) Commencement of operations November 16,
1995.
(b) Annualized for periods less than a year.
(c) Audited by other
auditors.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

SELECTED DATA FOR A SHARE OUTSTANDING:

                                                              For the years ended June 30,
                                                     ------------------------------------------------
                                                        1999        1998        1997     1996(a)(c)
                                                     ------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                       $10.24      $10.12       $9.99      $10.00
                                                     ------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.39        0.40        0.41        0.24
   Net gains (losses) on securities
      (both realized and unrealized)                      (0.15)       0.12        0.13       (0.01)
                                                     ------------------------------------------------
Total from investment operations                           0.24        0.52        0.54        0.23
LESS DISTRIBUTIONS:
   Distributions (from net investment income)             (0.39)      (0.40)      (0.41)      (0.24)
                                                     ------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $10.09      $10.24      $10.12       $9.99
                                                     ================================================
Total                                                      2.35%       5.20%       5.49%       3.79%
return (b)
Net assets, end of year (in thousands)                   $3,938      $2,194      $1,458      $1,159
Ratio of expenses to average net assets (b)                0.44%       0.41%       0.23%       0.16%
   Before expense reimbursement (b)                        0.78%       0.86%       0.82%       1.78%
Ratio of net investment income to average net              3.44%       3.44%       3.46%       0.85%
assets (b)
   After expense reimbursement (b)                         3.78%       3.89%       4.06%       2.47%
Portfolio turnover                                        25.54%      14.89%      17.20%      17.18%
(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.
(c) Audited by other
auditors.

TENNESSEE TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

SELECTED DATA FOR A SHARE OUTSTANDING

                                                                   For the year ended June 30,
                                                 ----------------------------------------------------------------
                                                      1999         1998        1997      1996 (a)     1995 (a)
                                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                      $10.97      $10.53      $10.17      $10.05        $9.51
                                                 ----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                  0.54        0.54        0.54        0.54         0.54
   Net gains (losses) on securities
      (both realized and unrealized)                     (0.19)       0.45        0.36        0.12         0.54
                                                 ----------------------------------------------------------------
Total from investment operations                          0.35        0.99        0.90        0.66         1.08
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                    (0.01)      (0.01)     --          --           --
   Distributions (from net investment income)            (0.54)      (0.54)      (0.54)      (0.54)       (0.54)
                                                 ----------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $10.77      $10.97      $10.53      $10.17       $10.05
                                                 ================================================================
Total return                                              3.03%       9.57%       8.96%       6.65%       11.65%
Net assets, end of year (in thousands)                 $46,086     $29,172     $13,678      $8,056       $5,010
Ratio of expenses to average net assets                   0.48%       0.44%       0.55%       0.54%        0.34%
   Before expense reimbursement                           0.69%       0.74%       0.77%       0.90%        1.16%
Ratio of net investment income to average net             4.50%       4.64%       4.92%       4.91%        4.77%
assets
   After expense reimbursement                            4.71%       4.94%       5.15%       5.27%        5.59%
Portfolio turnover                                       14.76%      12.62%       5.14%       9.13%        6.84%
(a) Audited by other
auditors.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

SELECTED DATA FOR A SHARE OUTSTANDING

                                                                          For the years ended June 30,
                                                          -------------------------------------------------------------
                                                             1999         1998        1997       1996(c)   1995(a)(c)
                                                          -------------------------------------------------------------
Net Asset Value, beginning of year                            $10.44       $10.32      $10.25      $10.20      $10.00
                                                          -------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                        0.39         0.41        0.42        0.42        0.28
   Net gains or losses on securities
      (both realized and unrealized)                           (0.11)        0.12        0.07        0.05        0.20
                                                          -------------------------------------------------------------
Total from investment operations                                0.28         0.53        0.49        0.47        0.48
Less Distributions:
   Distributions (from net investment income)                  (0.39)       (0.41)      (0.42)      (0.42)      (0.28)
                                                          -------------------------------------------------------------
Net Asset Value, end of year                                  $10.33       $10.44      $10.32      $10.25      $10.20
                                                          =============================================================
Total return (b)                                                2.67%        5.26%       4.83%       4.62%       7.41%
Net assets, end of  year (in thousands) (b)                   $5,819       $4,745      $2,993      $2,455      $1,535
Ratio of expenses to average net assets (b)                     0.56%        0.51%       0.47%       0.50%       0.28%
   Before expense reimbursement (b)                             0.73%        0.81%       0.85%       1.19%       2.05%
Ratio of net investment income to average net assets (b)        3.52%        3.67%       3.67%       3.36%       1.03%
   After expense reimbursement (b)                              3.69%        3.97%       4.04%       4.05%       2.80%
Portfolio turnover                                             81.81%       67.59%      24.49%      23.17%       0.71%
(a) Commencement of operations November 1, 1994.
(b) Annualized for periods less than a year.
(c) Audited by other auditors.

INTERMEDIATE GOVERNMENT BOND SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

SELECTED DATA FOR A SHARE OUTSTANDING

                                                            For the years ended June 30,
                                                 ----------------------------------------------------
                                                    1999       1998       1997     1996(a)  1995(a)
                                                 ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $10.14      $9.89      $9.85    $10.15    $9.65
                                                 ----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.64       0.66       0.72      0.72     0.69
   Net gains or losses on securities
      (both realized and unrealized)                 (0.41)      0.25       0.04     (0.30)    0.50
                                                 ----------------------------------------------------
Total from investment operations                      0.23       0.91       0.76      0.42     1.19
LESS DISTRIBUTIONS:
   Distributions (from net investment income)        (0.64)     (0.66)     (0.72)    (0.72)   (0.69)
                                                 ----------------------------------------------------
NET ASSET VALUE, END OF YEAR                         $9.73     $10.14      $9.89     $9.85   $10.15
                                                 ====================================================
Total return                                          2.21%      9.47%      7.95%     4.15%   12.78%
Net assets, end of year (in thousands)             $10,778     $9,596     $8,288    $7,765   $7,713
Ratio of expenses to average net assets               0.49%      0.53%      0.50%     0.40%    0.40%
   Before expense reimbursement                       0.49%      0.53%      0.56%     0.62%    0.61%
Ratio of net investment income to average net         6.32%      6.57%      7.20%     6.89%    6.85%
assets
   After expense reimbursement                        6.32%      6.57%      7.26%     7.11%    7.06%
Portfolio turnover                                   24.04%     23.49%     40.86%    33.89%   74.98%
(a) Audited by other auditors.

HOW TO REACH US

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, KY  40588-1149

PHONE
(606) 254-7741
(800) 866-0614

INVESTMENT ADVISER
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149


CUSTODIAN
Firstar
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio  45201-118


INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
Cincinnati, OH  45202

LEGAL COUNSEL
Darsie &  Elste
P.O. Box 22219
Lexington, KY  40522


Additional information about the Series' investments is available in the Series' annual and semi-annual reports to shareholders. In the Series' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year.

To request other information, free of charge, including the Statement of Additional Information, Annual and Semi-Annual reports and to make shareholder inquiries phone us at 800 866 0614.

Information about the Trust may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Trust are available at the Commissions Internet site at http://www.sec.gov and copies of the information may be obtained upon payment of the duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

DUPREE MUTUAL FUNDS
A No-Load Fund
Prospectus, October 1, 1999                            FILE NO. 811-2918

                               DUPREE MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                OCTOBER 1, 1999

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY......................................................  1

INVESTMENT OBJECTIVES AND POLICIES...................................................  1
    Portfolio Turnover...............................................................  5
    Investment Restrictions..........................................................  6

NON-FUNDAMENTAL RESTRICTIONS.........................................................  9

INVESTMENT ADVISER AND OTHER SERVICES................................................ 10
    (See "Management of the Trust" in Prospectus)

OFFICERS AND TRUSTEES................................................................ 12
    (See "Management of the Trust" in Prospectus)

PORTFOLIO TRANSACTIONS............................................................... 13

SHARES OF BENEFICIAL INTEREST........................................................ 14
    (See "Organization of the Trust" in Prospectus)

HOW TO PURCHASE SHARES............................................................... 14
    (See "Buying Shares" in Prospectus)

HOW TO REDEEM SHARES................................................................. 15
    (See "Selling Shares" in Prospectus)

HOW WE COMPUTE OUR YIELDS............................................................ 15

TAX INFORMATION...................................................................... 18
    (See "Dividends" and "Taxes" in Prospectus)

FINANCIAL STATEMENTS................................................................. 22

NOTES TO FINANCIAL STATEMENTS........................................................ 52

REPORT OF INDEPENDENT AUDITORS....................................................... 58



This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated October 1, 1999. A Prospectus may be obtained, without charge, by calling or writing the Trust listed on the back cover.

                         GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is a no-load mutual fund that offers shares in separate investment series to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987 as the successor to the fund organized in 1979. We currently offer no-load mutual fund shares in seven series that invest in professionally-managed bond portfolios. Our Investment Adviser for each series of shares is Dupree & Company, Inc. Dupree & Company is a Lexington, Kentucky firm with more than 50 years experience in managing, underwriting and trading Kentucky municipal securities.

                       INVESTMENT OBJECTIVES AND POLICIES

As stated in our Prospectus, our investment objective for each of our seven series is to realize the highest level of income available, as determined by a shareholder's state of residence, without undue risk to principal. Six of the seven series we offer invest in professionally-managed bond portfolios consisting of municipal securities issued in a single state. These series (with only minor exceptions) invest in municipal securities from Kentucky, North Carolina or Tennessee in order to provide interest income exempt from federal income tax, and in the states where our shares are offered, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of each series and the manner in which each series seeks to achieve its objectives.

We have established a number of investment policies and restrictions to help ensure that the investments of each series are consistent with its investment goals. Certain of these policies are deemed "fundamental", meaning that they are subject to change only upon approval by the holders of a majority of shares of the affected series. "Non-fundamental policies" may be changed without a vote of the shareholders. The fundamental policies of each of the series are set forth below and in the "Investment Restrictions" section which follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected series or the shareholders of the Trust, the phrase "majority of our shares" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected series are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected series, whichever is less.

                         KENTUCKY TAX-FREE INCOME SERIES
                    KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
                      NORTH CAROLINA TAX-FREE INCOME SERIES
                 NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                        TENNESSEE TAX-FREE INCOME SERIES
                    TENNESSEE TAX-FREE SHORT-TO MEDIUM SERIES

As stated in our Prospectus, the investment objective our six municipal bond series is to realize the highest level of tax-exempt income, available as determined by a shareholder's state of residence, without undue risk to principal. In general, interest income derived from municipal securities is exempt from federal income tax and, for residents of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these series invest in tax-exempt issues from a single state, one of either Kentucky, North Carolina or Tennessee, in order to maximize the tax exemption available to shareholders in the states where are our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the "Tax Information" section which follows for a more complete discussion of the tax consequences of these investment policies. The Kentucky Tax-Free Income Series and the Tennessee Tax-Free Income Series maintain diversified portfolios, while the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, and the Tennessee Tax-Free Short-to-Medium Series maintain non-diversified portfolios.


At least 80% of the Kentucky, North Carolina or Tennessee municipal securities we purchase must be municipal bonds within the four highest grades assigned by a recognized rating agency at the time of purchase; or municipal notes rated at the time of purchase within the three highest grades assigned by a recognized rating service or Kentucky, North Carolina or Tennessee municipal bonds and notes not rated within the grades specified above, but secured by the full faith and credit of the United States government. A description of the general characteristics of the municipal securities qualifying for ratings specified above follows.

No more than 20% of the value of our total assets in each of the Kentucky Series, the North Carolina Series or the Tennessee Series will be invested in securities which are not rated, but which, in the opinion of our Investment Adviser, would have been rated at the grades indicated above if the issuers had sought a rating at the time of issuance. Issuers do not always secure ratings for reasons of cost, or when ratings are not needed to effectuate the sale. No special or particular risk is associated solely with unrated securities.

The ratings described below reflect the opinions of Moody's and S&P as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that Moody's and S&P usually rate an issue of municipal securities at the time it is first offered to the public, and that, once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our Investment Adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.

RATINGS OF MUNICIPAL BONDS

MOODY'S INVESTORS SERVICE, INC. Aaa: the "best quality." Aa: "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated municipal bonds. A: "upper medium grade obligations." Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa:"Medium grade," neither highly protected, nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

STANDARD & POOR'S CORPORATION. AAA: "obligations of the highest quality," AA: issues with investment characteristics "only slightly less marked than those of prime quality issues." A: "the third strongest capacity for payment of debt service." Principal and interest payments on bonds in this category are regarded as safe. It differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness which, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good, but not exceptional, and stability of the pledged revenues could show some variations because of increased competition or economic influences in revenues.
BBB: the lowest "investment grade" security rating. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness. With respect to revenue bonds, debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time.

RATINGS OF MUNICIPAL NOTES

MOODY'S INVESTORS SERVICE, INC. MIG 1: the best quality. MIG 2: high quality, with margins of protection ample although not so large as in the preceding group. MIG 3: favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.


KENTUCKY MUNICIPAL SECURITIES

Kentucky municipal securities are obligations issued by the state of Kentucky, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and Kentucky income taxes.

Kentucky municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers in Kentucky can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and Kentucky income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in Kentucky industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of Kentucky municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Apart from those issued by the State of Kentucky, general obligation bonds are relatively rare since they must be authorized by a two-thirds vote of the electorate of the municipal issuer. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although industrial building revenue bonds are issued by municipal authorities, they are secured by revenues derived from a lease rental contract with a non-governmental user. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority which is similar to a tax lien. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds, including Kentucky Housing Corporation bonds, are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.

Because of constitutional limitations, the state of Kentucky cannot enter into a financial obligation of more than two years' duration, and no other municipal issuer within the state can enter into a financial obligation of more than one year's duration. As a consequence, the payment and security arrangements applicable to Kentucky revenue bonds differ significantly from those generally applicable to municipal revenue bonds in other states. Many city and county construction projects are financed through bonds which are nominally issued in the name of a public corporation which holds title to the project and leases the project back to the city or county on a year-to-year renewable basis. In this situation, the rent that the nominal issuer receives from the actual user of the property financed by the bonds is the only source of any security for the payment of the bonds, so that a failure by the user to renew the lease in any year will put the bonds into default.

At times, we may purchase Kentucky municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals which could lead to future regulation of these securities by the Commission.

NORTH CAROLINA MUNICIPAL SECURITIES

North Carolina municipal securities are obligations issued by the state of North Carolina, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and North Carolina income taxes.

North Carolina municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers in North Carolina can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal income and North Carolina income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in North Carolina building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of North Carolina municipal bonds. General obligation bonds are secured by the issuer's pledge of its faith and credit (taxing power) for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, parking fees, sports event gate receipts, etc. Although industrial development revenue bonds are issued by municipal authorities, they are secured by revenues derived from a lease rental contract or loan agreement with a non-governmental user. Some revenue bonds, including industrial development revenue bonds, are secured by a mortgage on the property financed. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds, including North Carolina Housing Finance Agency bonds, are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security. Certificates Of Participation ("COP's") are payable from a stream of revenues generated by an installment financing contract or lease. This contract or lease is between the North Carolina local government and the issuer, which is usually a nonprofit corporation that is a financing instrumentality of the local government. COP's are only secured by a lien or mortgage on the property being acquired or leased. The local government's taxing power is not pledged to the repayment of the COP's and no deficiency judgment may be rendered against a local government for repayment of the COP's. Payments on COP's by the local government are subject to the annual appropriation process of the local government. Some COP's may also be secured with financial guarantee insurance, a letter of credit or other credit enhancement.

At times, we may purchase North Carolina municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals which could lead to future regulation of these securities by the Commission.

TENNESSEE MUNICIPAL SECURITIES

Tennessee municipal securities are obligations issued by the state of Tennessee, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and Tennessee Hall income taxes.

Tennessee municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers in Tennessee can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal income and Tennessee Hall income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in Tennessee industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are six general types of Tennessee municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge tolls, parking fees, sports event gate receipts, etc. Although industrial building revenue bonds are issued by municipal authorities, they are secured by revenues derived from a lease rental contract with a non-governmental user. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds, including Tennessee Housing Development Agency bonds, are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security. "Double Barrel Bonds" are primarily water and sewer issues for which the revenues are the primary source of debt service, but with taxes as the unlimited secondary source. Improvement Assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the government issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority which is similar to a tax lien.

At times, we may purchase Tennessee municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals which could lead to future regulation of these securities by the Commission.

INTERMEDIATE GOVERNMENT BOND SERIES

As stated in our Prospectus, our investment objective for this series is to realize the highest level of income available without undue risk to principal by investing in a portfolio consisting of: 1) bonds issued by the U.S. Government such as U.S. Treasury Notes and Bills; 2) bonds issued by agencies or instrumentalities of the U.S. Government such as obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank; 3) bank accounts fully insured by the FDIC or collateralized by federal government or federal agency bonds; and 4) repurchase agreements fully collateralized by issues of the U.S. Government or its agencies. The Intermediate Government Bond Series will maintain a non-diversified portfolio as described in our Prospectus and in the "Investment Restrictions" section below.

                               PORTFOLIO TURNOVER

Portfolio turnover is defined to be the lesser of purchases or sales divided by the average monthly value of the portfolio. The portfolio turnover rate is expressed as a percentage ratio calculated by taking the lesser of sales or purchases of securities as the numerator and dividing by the average monthly value of the entire portfolio, excluding short term investments from both the numerator and denominator. Portfolio turnover for each of the series offered will vary depending on a number of factors, including net capital flows into or out of each series, our investment strategy, and market conditions.

Portfolio turnover rate may influence a series' yield under certain conditions. In periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, thereby reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

KENTUCKY TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
NORTH CAROLINA TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
TENNESSEE TAX-FREE INCOME SERIES
TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

We do not intend to purchase Kentucky, North Carolina or Tennessee municipal securities for short-term profits.

Securities will be purchased and sold in response to our management's evaluation of the issuer's ability to meet its debt obligations in the future. However, a security purchased at any earlier date may be sold in anticipation of a market decline (a rise in interest rates), and a security purchased in anticipation of a market rise (a decline in interest rates) may be sold at any later date. In addition, a security may be sold and another purchased when, in the opinion of our management, a favorable yield spread exists between those particular issuers or in different market sectors. Finally, in order to obtain an immediate yield on the cash proceeds from the sale of our shares pending the selection and availability of a more permanent investment, we may temporarily acquire Kentucky, North Carolina or Tennessee municipal securities under informal repurchase arrangements with a bank. Typically, under these arrangements, we would resell such securities to the bank, and the bank would repurchase them from us, within a short period of time, usually not more than seven days.

Based on current trends, we expect portfolio turnover in the coming year to be similar to that of the past year for all series. At this time, we do not anticipate any change in the investment strategy that would significantly impact portfolio turnover rate and therefore we expect that the turnover rate for the coming year will be influenced mainly by the net growth of each series and by market conditions.


For the fiscal year ended June 30, 1999 the portfolio turnover rate for the Kentucky Tax-Free Income Series was approximately 10.69%, as compared with a rate of approximately 11.80% for the fiscal year ended June 30, 1998. Fiscal 1998-1999 was a year of relatively stable turnover. Since we expect declining interest rates for the upcoming fiscal year 1999-2000 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 1999, the portfolio turnover rate for the Kentucky Tax-Free Short-to-Medium Series was approximately 27.38%, as compared with a rate of approximately 20.98% for the fiscal year ended June 30, 1998. Since we expect declining interest rates for the upcoming year fiscal 1999-2000 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 1999, the portfolio turnover rate for the Tennessee Tax-Free Income Series was approximately 14.76% as compared with a rate of approximately 12.62% for the fiscal year ended June 30, 1998. Fiscal 1998-1999 was a year of growth. Since we expect declining interest rates for the upcoming year fiscal 1998-99 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 1999, the portfolio turnover rate for the Tennessee Tax-Free Short-to-Medium Series was approximately 81.81% as compared with a rate of approximately 67.59% for fiscal year ended June 30, 1998. Since we expect declining interest rates for the upcoming year fiscal 1999-2000 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 1999, the portfolio turnover rate for the North Carolina Tax-Free Income Series was approximately 11.70% as compared with a rate of approximately 16.77% for the fiscal year ended June 30, 1998. Fiscal 1998-1999 was a year of growth. Since we expect declining interest rates for the upcoming year fiscal 1999-2000 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 1999, the portfolio turnover rate for the North Carolina Tax-Free Short-to-Medium Series was approximately 25.54% as compared with a rate of approximately 14.89% for fiscal year ended June 30, 1998. Since we expect declining interest rates for the upcoming year fiscal 1999-2000 should reflect a similar portfolio turnover.

INTERMEDIATE GOVERNMENT BOND SERIES

For the fiscal year ended June 30, 1999 the portfolio turnover rate was approximately 24.04% as compared with a rate of approximately 23.49% for the fiscal year ended June 30, 1998. Since we expect declining interest rates for the upcoming year fiscal 1999-2000 should reflect a similar portfolio turnover.


                             INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions which may not be changed without the approval of the holders of a majority of the shares representing the affected series. Under these restrictions, we may not take any of the following actions with respect to each series:

KENTUCKY AND TENNESSEE TAX-FREE INCOME SERIES

  1. With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either states' political subdivisions will be deemed to be a separate issuer.

  2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

  3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

  4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days, if, as a result more than 10% of the value of our net assets would be so invested.

  5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

  6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.


  7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

  8.         Purchase or sell commodities or commodity contracts.

  9. Purchase equity securities or securities convertible into equity securities.

 10. Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

 11. Invest in companies for the purpose of exercising management or control.

 12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

 13.         Make short sales of securities.

 14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

 15.         Write or invest in put or call options, or any combination thereof.

 16.         Issue senior securities.

KENTUCKY, NORTH CAROLINA AND TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES, AND NORTH CAROLINA TAX-FREE INCOME SERIES

  1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

  2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

  3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.


  4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.
  5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

  6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

  7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.           Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11. Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.          Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.          Write or invest in put or call options, or any combination thereof.

16.          Issue senior securities.

INTERMEDIATE GOVERNMENT BOND SERIES

  1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank or brokerage firm).

  2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

  3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

  4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

  5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

  6. Underwrite the securities of other issuers, except to the extent that our purchase of United States Government securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

  7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing securities or other securities secured by real estate or interest in real estate.

  8.         Purchase or sell commodities or commodity contracts.

  9. Purchase equity securities or securities convertible into equity securities.

 10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. The limitation does not apply to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

 11. Invest in companies for the purpose of exercising management or control.

 12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

 13.         Make short sales of securities.

 14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

 15.         Write or invest in put or call options, or any combination thereof.

 16.         Issue senior securities.

                          NON-FUNDAMENTAL RESTRICTIONS

None of the single state series will invest in certificates of deposit or banker's acceptances.

In accord with the requirements of the Texas securities laws, the Trust will not invest in real estate limited partnerships, or in oil, gas and other mineral leases, or invest more than 15% of average net assets of any series in investments which are not readily marketable as described in Texas securities regulations.

These restrictions are "non-fundamental" investment policies of the affected series. As such, they may be changed by the Board of Trustees and do not require a vote of shareholders of the affected series.

                      INVESTMENT ADVISER AND OTHER SERVICES

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc.. Thomas P. Dupree, Sr., is Chairman of the Board. He and his wife, Clara, are the sole owners of the stock of Dupree & Company, Inc. Thomas P. Dupree, Sr. also serves as our chief executive officer and as a member of our Board of Directors. Fred L. Dupree, Jr., is Vice President, Secretary, Treasurer and a director of both Dupree firms, and also holds the same offices with us. Michelle M. Dragoo and William T. Griggs II are both Vice President with us, and Alison L. Arnold is Assistant Vice Presidents with us.

INVESTMENT ADVISORY AGREEMENTS


Dupree & Company, Inc. serves as the Investment Adviser for each of our seven series pursuant to separate Investment Advisory Agreements with each series. Each agreement is dated as of November 1, 1997 and will continue in effect until October 31, 1999 and may be continued from year to year after their defined ending dates if such continuation is specifically approved at least annually by our Board of Trustees at a meeting called for that purpose, or by a separate vote of the holders of a majority of each series' shares, and, in either case, also by vote of a majority of our Trustees who are not "interested persons" of Dupree & Company, Inc. for us within the meaning of the Investment Company Act of 1940. The Agreements are subject to termination by either party without penalty on 60 days written notice to the other and terminate automatically in the event of assignment. Dupree & Company, Inc. had served as the Investment Adviser to Kentucky Tax-Free Income Fund, Inc. from our inception through October 31, 1986, when Dupree Investment Advisers, Inc. began serving as the Investment Adviser. Thereafter Dupree Investment Advisers, Inc. became the Investment Adviser. In 1997 the two Dupree firms reorganized and the parent firm, Dupree & Company, Inc. once again became the Investment Adviser without any change in personnel or services.


Pursuant to the Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, the Dupree firm has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, the Dupree firm provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve us as trustees and officers, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Agreements for each of the series, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.

Under the terms of the Agreements for the Kentucky, North Carolina and Tennessee Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately, and .40 of 1% of the average daily net assets in excess of $150,000,001 of each series determined separately. For the Government Bond Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .2 of 1%. The fees are payable to Dupree & Company, Inc. in monthly installments. Dupree & Company, Inc. has reserved the right to voluntarily subsidize any series of the Trust at its sole option. During the past three fiscal years the following fees have been paid the Investment Adviser and the following reimbursements have been received from the Investment Adviser which at the time was Dupree Investment Advisers, Inc.:


                                                               Year Ended            Year Ended           Year Ended
                                                                 6-30-99               6-30-98              6-30-97
Kentucky Tax-Free Income Series
   fees                                                             $1,772,796            $1,529,994           $1,375,201
   reimbursements                                                     -0-                   -0-                   -0-
Kentucky Tax-Free Short-to-Medium Series
   fees                                                                297,805               268,875              300,340
   reimbursements                                                     -0-                   -0-                   -0-
North Carolina Tax-Free Income Series
   fees                                                                 69,119                32,367               10,797
   reimbursements                                                       42,430                27,686               12,274
North Carolina Tax-Free Short-to-Medium Series
   fees                                                                 13,989                 8,143                6,989
   reimbursements                                                        9,519                 7,346                8,243
Tennessee Tax-Free Income Series
   fees                                                                206,464                96,775               51,432
   reimbursements                                                       86,844                56.512               23,339
Tennessee Tax-Free Short-to-Medium Series
   fees                                                                 33,510                18,236               13,694
   reimbursements                                                       11,427                10,752               10,311
Intermediate Government Bond Series
   fees                                                                 21,315                17,633               16,159
   reimbursements                                                          -0-                   -0-                5,347


Indiana and Texas limit annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets for Indiana; and 2% of the first $10,000,000 of average net assets, 1.5% of the next $20,000,000 of average net assets and 1% of the remaining average net assets for Texas.


                                 OTHER SERVICES

Firstar, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118 serves as Custodian for the Trust. Firstar Bank is responsible for the safekeeping of the assets of each series of the Trust. Firstar presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Trust accounts.

Bank of the Bluegrass, 101 East High Street, Lexington, Kentucky 40507 assists the Transfer Agent in the clearing of redemption checks of shareholders of the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free
Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series.

Ernst & Young LLP, 1300 Chiquita Center, 250 East 5th Street, Cincinnati, Ohio 45202 serves as the independent auditors of the Trust, providing expertise in accounting and taxation, including tax return preparation.

Dupree & Company, Inc., serves as the Transfer Agent and Dividend Paying Agent of the Trust, collecting monies from new shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. Each Series of the Trust has an agreement with Dupree & Company Inc., as Transfer Agent, by the terms of which a fee is paid computed on the average daily net asset value at the annual rate of

 .15% on the first $20,000,000 and .12% on all amounts in excess of $20,000,000.

                              OFFICERS AND TRUSTEES

The following table sets forth information as to our officers and trustees:


                                                                             Principal Occupation
    Name and Address                   Office(s) With Us                  During the Past Five Years
   -----------------                   -----------------                 ---------------------------
THOMAS P. DUPREE, SR.*              President and Trustee              Chairman of the Board of Dupree &
125 South Mill Street                                                  Company, Inc., President of Dupree
Lexington, KY 40507                                                    Investment Advisers, Inc. Director,
Age:  69                                                               Studio Plus Hotels, Inc.



FRED L. DUPREE, JR.*                Vice President, Secretary,         Vice President, Secretary, Treasurer and
125 South Mill Street               Treasurer and Trustee              Director of Dupree & Company, Inc. and
Lexington, KY  40507                                                   Dupree Investment Advisers, Inc.
Age:  72


WILLIAM T. GRIGGS, II*              Vice President                     President of Dupree & Company, Inc. and
125  South Mill Street              Assistant Secretary and Trustee    Dupree Investment Advisers, Inc.
Lexington, KY  40507
Age:  48


LUCY A. BREATHITT                   Trustee                            Alexander Farms, farming; Kentucky Horse
1703 Fairway Drive                                                     Park Foundation Board; Kentucky Horse
Lexington, KY  40502                                                   Park Museum Board, Kentucky State Nature
Age:  62                                                               Preserves Commission



WILLIAM A. COMBS, JR.               Trustee                            Secretary, Treasurer, Director, Dana
111 Woodland Ave., #510                                                Motor Cincinnati, Ohio;
Lexington, KY 40502                                                    Secretary-Treasurer, Director Freedom
Age:  59                                                               Dodge, Lexington, KY; Secretary,
                                                                       Treasurer, Director Ellerslie Realty
                                                                       Inc., Lexington, KY; Partner, Forkland
                                                                       Development Co., Lexington, KY; Partner,
                                                                       Lexland, Lexington, KY.; Director, First
                                                                       Security Bank , Lexington, KY


ROBERT L. MADDOX                    Trustee                            Partner (retired) Wyatt, Tarrant & Combs,
2800 Citizens Plaza                                                    Louisville, KY Attorneys; Director,
Louisville, KY  40202                                                  Nugent Sand Company, Louisville, KY;
Age:  75                                                               Director, Orr Safety Corporation,
                                                                       Louisville, KY,; Director, Whip-Mix
                                                                       Corporation, Louisville, KY.


WILLIAM S. PATTERSON                Trustee                            President, CEO, Cumberland Surety Co.,
367 West Short Street                                                  Lexington, KY, President, Patterson &
Lexington, KY 40507                                                    Co., Frankfort, KY, (real estate
Age:  67                                                               development, thoroughbred horse breeding,
                                                                       farming)



MICHELLE M. DRAGOO                  Vice President                     Vice President of Dupree & Company, Inc. and
125  South Mill Street                                                 Dupree Investment Advisers, Inc.
Vine Center, Suite 100
Lexington, KY  40507
Age:  38

ALISON L. ARNOLD                    Assistant Vice President           Assistant Vice President of Dupree & Company,
125  South Mill Street                                                 Inc. and Dupree Investment Advisers, Inc.
Vine Center, Suite 100

Lexington, KY  40507
Age:  39

- Thomas P. Dupree, Sr., Fred L. Dupree, Jr., and William T. Griggs II are "interested persons" of our Investment Adviser and of us within the meaning of the Investment Company Act of 1940.

As of September 1, 1999 shares of the Trust were owned by our officers and trustees as shown below.

                                               Thomas P.            Fred L.         William T.     Non-Interested Trustees
                                             Dupree, Sr.        Dupree, Jr.         Griggs II      and other officers as a group
KENTUCKY INCOME SERIES
Number of Shares Outstanding                248,826.761              0.000              0.000        425,863.600
Percentage of Shares Outstanding                   .427%             0.000              0.000               .735%

KENTUCKY SHORT-TO-MEDIUM SERIES
Number of Shares Outstanding                152,409.541              0.000            717.705        234,967.900
Percentage of Shares Outstanding                  1.385%             0.000               .007%             2.135%

INTERMEDIATE GOVERNMENT BOND SERIES
Number of Shares Outstanding                  2,791.719          3,517.181              0.000         15,205.910
Percentage of Shares Outstanding                   .243%              .306%             0.000              1.322%

Thomas P. Dupree, Sr., and Fred L. Dupree, Jr. are brothers. Thomas P. Dupree, Sr., Fred L Dupree, Jr ., or William T. Griggs II receives any remuneration from us.

Each non-interested Trustee received compensation in the amount of $14,000 for their services to us for the fiscal year ended June 30, 1999. For the current fiscal year the four non-interested Trustees (who all serve on the audit committee) will be entitled to fees of $13,000 each plus $1,000 for each Audit Committee meeting attended. Two Audit Committee meetings are anticipated to be held during fiscal year ending June 30, 2000. Executive officers of the Trust receive no remuneration from us, but are instead paid by Dupree & Company, Inc.

                             PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each series are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.


Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our Investment Adviser, Dupree & Company, Inc. Our Investment Adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Purchases and sales of securities for the Trust's portfolios, as well as allocation of brokerage, are reviewed quarterly by the Trust's Board of Trustees. Dupree & Company, Inc. on behalf of the Trust has from time to time executed trades through Paine Webber, Inc., in which Thomas P. Dupree, Jr. acted as the broker. Each of these trades is either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the board on an individual basis.

Dupree & Company, Inc. has advised us that, in placing orders for the purchase and sale of our portfolios transactions, it will seek execution at the most favorable prices through responsible brokers, in agency transactions, at competitive commission rates. Our investment adviser has also advised us that, in selecting brokers to execute our portfolio transactions, it will give consideration to such factors as the price of the security, the rate of commission, if any, the size and difficulty of the order, the reliability, integrity, financial conditions and general execution and operating capabilities of competing brokers, and the brokerage and research services which they provide to our investment adviser.

Dupree & Company, Inc. has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the investment adviser to adopt a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the investment advisor with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include evaluation of the market prices of securities in the Trust's portfolios, evaluation of potential additions to the Trust's portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc. reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the investment adviser places our portfolio transactions, the investment adviser may be relieved of expenses it might otherwise bear. Research services furnished by brokers could be useful and of value to the investment adviser in serving its other clients as well as us; but, on the other hand, research services obtained by the investment adviser as a result of placing portfolio brokerage of its other clients could be useful and of value to it in serving us.

Since our shares are not sold through intermediary brokers, it is not the practice of Dupree & Company, Inc. to allocate principal business or portfolio brokerage on the basis of such sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. The Dupree firm has advised us that, when it purchases Kentucky municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

No brokerage commissions have been paid by the Trust during the three most recent fiscal years.

                          SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Business Trust is the successor of Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate series without par value. The Trust is authorized to create an unlimited number of new series, but at this time the Trust is offering shares in seven series as described in the Prospectus: Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series.

Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. When issued, our shares are fully paid and non-assessable.


As of September 1, 1999, no person was known to beneficially own 5% or more of our outstanding shares of Kentucky Tax-Free Income Series or the North Carolina Income Series. As of that date P.M. King owned 5.64% of the outstanding shares of the Kentucky Tax-Free Short-to-Medium Series. As of that date Terry L. Lee owned 13.79% and NEC Industries, Inc. owned 5.27% of the outstanding shares of the North Carolina Tax-Free Short-to-Medium Series. As of that date Memphis Commerce Square owned 18.13% and Bank of Mississippi owned 6.41% of the outstanding shares of the Tennessee Tax-Free Income Series. As of that date Memphis Commerce Square owned 12.60%, The Trust Company of Knoxville owned 9.09%, Thomas F. Buchanan, Jr. Owned 7.35% National Financial Services Corporation owned 5.90% and Gall S. Mays owned 5.22% of the outstanding shares of the Tennessee Tax-Free Short-to-Medium Series. Shield Ayres Foundation owned 7.13% of the outstanding shares of the Intermediate Government Bond Series.



                             HOW TO PURCHASE SHARES

Shares of our Trust which are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

                        DETERMINATION OF NET ASSET VALUE


We compute the net asset value of the shares of each series separately at the close of trading on the New York Stock Exchange each day the Exchange is open for trading, by dividing the value of the assets of each series, minus its liabilities, by the total number of shares of each series which are outstanding. The New York Stock Exchange is closed on the following Holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25).


The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect their fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

Under procedures currently in effect, all series securities for which representative price quotations are not readily available are valued on the basis of appraisals obtained from at least three dealers. The dealers furnishing such appraisals may, but need not, be market makers with respect to the particular issues to which their appraisals relate. Where appraisals are not available for particular Kentucky, North Carolina or Tennessee municipal securities in our portfolios, we value such securities on the basis of price quotations or appraisals for comparable municipal securities. In evaluating appraisals, as well as available price quotations, our officers will take into account pricing data derived from a matrix system developed and used for many years by Dupree & Company, Inc. This matrix system utilizes electronic data processing techniques to rank and price municipal securities of the same maturity on the basis of their respective yields.

                              HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares.

                               REDEMPTION BY TRUST

If transactions in your account at any time reduce its value to less than $100, we may notify you that, unless you bring the account up to at least $100, we will redeem all of your shares and close out your account by paying you the redemption price and dividends declared but unpaid at the date of redemption. We will give you this notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days to bring the account up to $100 before we take any action. The Trust reserves the right to raise or lower minimum account size.

                            HOW WE COMPUTE OUR YIELDS

The yield for each series is determined separately. We compute the yields, the average annual total return, and tax equivalent yields on our shares in each portfolio separately in accord with SEC guidelines.

The average annual total return for the 1, 5 and 10 year periods ended on June 30, 1999 is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)n = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000 Set forth below is average annual total return information for the Income Series and the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.


                          Expressed as a Percentage
                          Based on a Hypothetical
                          $1,000 investment
                          ---------------------------------------


                          Kentucky    Kentucky         North        North        Tennessee       Tennessee     Intermediate
                          Tax-Free    Tax-Free         Carolina     Carolina     Tax-Free        Tax-Free      Government
                          Income      Short-to         Tax-Free     Tax-Free     Income          Short-to      Bond
                          Series      Medium           Income       Short-to     Series          Medium        Series
                                      Series           Series       Medium                       Series
                                                                    Series
                          ---------------------------------------------------------------------------------------------------------
Period                    Average Annual Total Return
One year ended                  2.52%       2.58%          2.71%        2.35%           3.03%         2.67%              2.21%
June 30, 1999

Five years ended                6.28%       4.24%          6.83%(1)     4.24%(2)        7.96%         4.81%(4)           7.26%
June 30, 1999

Ten years ended                 7.07%       5.07%                                       6.74%(3)                         7.03%(5)
June 30, 1999




                          Redeemable Value
                          Based on a Hypothetical $1,000
                          Investment at the end of the period
                          -------------------------------------------
                          Kentucky    Kentucky         North         North       Tennessee       Tennessee     Intermediate
                          Tax-Free    Tax-Free         Carolina      Carolina    Tax-Free        Tax-Free      Government
                          Income      Short-to         Tax-Free      Tax-Free    Income          Short-to      Bond
                          Series      Medium           Income        Short-to    Series          Medium        Series
                                      Series           Series        Medium                      Series
                                                                     Series
                          ---------------------------------------------------------------------------------------------------------
Period
One year ended                 $1,025      $1,025          $1,027       $1,024         $1,030         $1,027            $1,022
June 30, 1999

Five years ended               $1,356      $1,025          $1,270(1)    $1,163(2)      $1,467         $1,245(4)         $1,420
June 30, 1999

Ten years ended                $1,981      $1,600                                      $1,434(3)                        $1,546(5)
June 30, 1999

(1) since inception 11/16/95
(2) since inception 11/16/95
(3) since inception 12/20/93
(4) since inception 11/01/94
(5) since inception 7/14/92


Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.


SEC Yield quotations will be computed based on a 30-day period by dividing (a) the interest income based on the market yield, prescribed by the SEC, of each security during the period (including appropriate adjustments for accretion of original issue discounts and amortization of market premiums) reduced by period expenses divided by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 1999 for the Kentucky Tax-Free Income Series was 3.78% and for the Kentucky Short-to-Medium Series was 2.79%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 5.84% and for the Kentucky Short-to-Medium Series was 4.37%. The yield for the 30-day period ending June 30, 1999 for the North Carolina Income Series was 4.45% and for the North Carolina Short-to-Medium Series was 3.29%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 6.65% and for the North Carolina Short-to-Medium Series was 4.91%. The yield for the 30-day period ending June 30, 1999 for the Tennessee Tax-Free Income Series was 4.39% and for the Tennessee Tax-Free Short-to-Medium Series was 3.02%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 6.49% and for the Tennessee Tax-Free Short-to-Medium Series was 4.46%. The yield for the 30-day period ending June 30, 1999 for the Intermediate Government Bond Series was 5.89%.

Other yield quotations will be computed based on a 30-day period by dividing (a) the total daily income minus all expenses by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate which combines federal and state income tax rates and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 1999 for the Kentucky Tax-Free Income Series was 4.92% and for the Kentucky Short-to-Medium Series was 3.93%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 7.52% and for the Kentucky Short-to-Medium Series was 6.06%. The yield for the 30-day period ending June 30, 1999 for the North Carolina Income Series was 4.62% and for the North Carolina Short-to-Medium Series was 3.77%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 6.90% and for the North Carolina Short-to-Medium Series was 5.63%. The yield for the 30-day period ending June 30, 1999 for the Tennessee Tax-Free Income Series was 4.80% and for the Tennessee Tax-Free Short-to-Medium Series was 3.82%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 7.09% and for the Tennessee Tax-Free Short-to-Medium Series was 5.64%.


For the Kentucky, North Carolina and Tennessee Income Series, Kentucky, North Carolina and Tennessee Short-to-Medium Series and Intermediate Government Bond Series, if yield is computed for a period of less than one year it is annualized on a 360 day basis. The yields we quote in response to telephone inquiries represent such an annualization of our yields for the preceding 30 calendar days.

Our yields for any given period in the past should not be considered a representation as to our yields for any future period. Since the dividends we declare are based on income earned on portfolio securities net of expenses, any changes in our income or expenses will directly affect our yields. The income we earn on our portfolio securities can be expected to fluctuate as we make changes in or additions to our portfolios. Our yields will be affected if we experience a net inflow of new money which is invested at interest rates different from those being earned on our then-current portfolio securities. A change in our net asset values due to fluctuations in values of our portfolio securities will, of course, also affect our yields.

Yield information may be useful in reviewing our performance and comparing an investment in our shares with other investment alternatives. In addition, when comparing the yields of mutual funds, you should consider the investment objectives, policies and programs of each fund, including the types of investments permitted and the quality and maturity of the portfolio securities, as well as the method used by each fund to compute yield, which may differ from fund to fund. Finally, in evaluating our yields, you should be aware that prior to November 1, 1986 our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Income Series. Our Investment Adviser has been bearing a portion of our operating expenses for our Kentucky Short-to-Medium Series prior to July 1, 1993 and has been bearing a portion of our operating expenses for the Government Bond Series prior to January 1, 1997, for the Tennessee Tax-Free Income Series since its inception December 20, 1993, for the Tennessee Tax-Free Short-to-Medium Series since its inception, November 1, 1994, for the North Carolina Income Series and for the North Carolina Short-to-Medium Series since their inception November 16, 1995.

In order to keep shareholders and prospective investors informed about our historic and current yields, the make-up of our portfolios, and other meaningful investment information, we (i) send reports to our shareholders on a semi-annual and annual basis, (ii) provide such information in our sales literature, and
(iii) maintain a toll-free telephone through which such information may be obtained.

Total return, yield and tax equivalent yield figures are based on the series' historical performance and are not intended to indicate future performance. The series' total return, yield and tax equivalent yield will vary depending on market conditions; this is reflective of the securities comprising the series' portfolio, the series' operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Trust may fluctuate and an investors' shares, when redeemed, may be worth more or less than their original cost.

                                 TAX INFORMATION

                             FEDERAL TAX INFORMATION

We have qualified as a "regulated investment company" under the Internal Revenue Code and intend to continue to do so. By qualifying as a regulated investment company we are relieved of federal and Kentucky income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) derive less than 30% of our gross income from the sale or other disposition of securities held less than three months, (iii) meet certain diversification tests as to our investments in securities, and (iv) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year.

Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares in respect of which the distributions are paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although a return of his investment, may be taxable to him as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the Kentucky, North Carolina or Tennessee Income or Short-to-Medium Series, that distributes exempt interest dividends. Under rules of the Internal Revenue Service, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases. However, these rules generally permit the deduction of interest paid on mortgage borrowings to purchase or improve a personal residence and on business borrowings directly related to business needs or purposes.

If in any fiscal year we have taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.

                                   EXCISE TAX

The Internal Revenue Code contains a provision which discourages a regulated investment company from deferring its shareholders' taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed fund income unless the fund distributes at least a) 98% of calendar year ordinary income during the calendar year; b) 98% of capital gain net income earned in the year ending

October 31 by December 31; and c) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

                                  CAPITAL GAINS

Long term capital gain distributions to a corporation will be taxed at the regular corporate tax rate. Net long term capital gain distributions to individuals will be taxed at the applicable individual tax rate.


                            EXEMPT INTEREST DIVIDENDS

Under the present tax law, if the stock of a regulated investment company acquired after March 28, 1985 is held for six months or less, any loss on the sale or exchange of that stock would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. Further, the six month requirement would be shortened under Treasury Department regulations to a period not less than the greater of 31 days or the period between regular dividend distributions, if the regulated investment company regularly distributes at least 90% of its net tax-exempt interest.

                                TAX EXEMPT BONDS

Under laws in effect as of the date of this Prospectus, interest on obligations of states, territories, possessions of the U.S., the District of Columbia and political subsidiaries of these governmental entities is generally exempt from state taxation in the state of issuance. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state. Tax exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase "non-essential purpose" bonds for the Income Series or the Short-to-Medium Series.

                    INCOME SERIES AND SHORT-TO-MEDIUM SERIES

As a regulated investment company, we are qualified to pay "exempt interest dividends", provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Ordinarily, the dividends we pay from net income earned on our investments in Kentucky, North Carolina or Tennessee municipal securities will be exempt interest dividends. Shareholders receiving exempt interest dividends may exclude them from gross income for federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.

                       INTERMEDIATE GOVERNMENT BOND SERIES

Ordinarily, the dividends we pay from net income earned on our investments will not be exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for Federal income tax purposes.

The above analysis is not all-inclusive and is subject to federal regulations.

                            KENTUCKY TAX INFORMATION

Insofar as the dividends we pay from the Kentucky Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Kentucky income tax purposes. For Kentucky residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust may be exempt from Kentucky income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Kentucky income tax purposes.

Shareholders of the Income Series, and the Short-to-Medium Series are not subject to Kentucky ad valorem taxes on their shares. For individual Kentucky residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to Kentucky ad valorem tax. The Kentucky municipal securities in our portfolios are also exempt from Kentucky ad valorem taxes and from the Kentucky Corporation License Tax.

                             INDIANA TAX INFORMATION

Insofar as the dividends it pays qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Indiana income tax purposes. For Indiana residents who own shares of the Government Bond Series, a portion of the dividends paid by the Trust are exempt from Indiana income tax. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Indiana income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Indiana individual income tax purposes.

The state of Indiana does not impose intangible tax on resident individuals. Accordingly, individual Indiana resident shareholders of the Income Series, the Short-to-Medium Series and the Government Bond Series are not subject to Indiana ad valorem taxes on their shares.

No representation is made as to the tax implications of an Indiana corporation or other entity.

                              TEXAS TAX INFORMATION

The state of Texas does not impose an individual income tax or personal intangible property tax upon resident individuals. Accordingly, Texas resident shareholders of the Income Series, the Short-to-Medium Series or the Government Bond Series are not subject to individual income tax or personal intangible property tax on the dividends and distributions they receive from us.

No representation is made as to the tax implications of a Texas corporation or other entity.

                             FLORIDA TAX INFORMATION

The state of Florida does not impose an individual income tax upon resident individuals. Accordingly, individual Florida resident shareholders of the Income Series, Short-to-Medium Series or Government Bond Series are not subject to individual income tax.

Individual Florida resident shareholders of the Income Series or the Short-to-Medium Series will be subject to an annual intangible property tax of
1.0 mill (.10%) per dollar of intangible property value. An additional 1.0 mill (.10%) tax is levied against intangible property valued greater than $100,000 ($200,000 for taxpayers filing jointly). Each Florida resident is entitled to apply a $20 tax exemption ($40 for taxpayers filing jointly) against property subject to the first mill of tax. An additional tax exemption of $100 ($200 for taxpayers filing jointly) is available for property subject to the additional
1.0 mill tax. For individual Florida residents who own shares of the Government Bond Series, a portion of the shares of that Series are exempt from Florida ad valorem tax.

No representation is made as to the tax implications of a Florida corporation or other entity.

                            TENNESSEE TAX INFORMATION

Insofar as the dividends we pay from the Tennessee Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Tennessee Hall income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Tennessee Hall income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Tennessee Series will ordinarily be excludable from gross income for Tennessee Hall individual income tax purposes.

Individual shareholders of the Tennessee Series are not subject to Tennessee ad valorem taxes on their shares or on the dividends and distributions they receive from us.

For Tennessee residents who own shares of the Intermediate Government Bond Series, a portion of the dividends paid by the Trust is exempt from Tennessee Hall income tax.

No representation is made as to the tax implications of a Tennessee corporation or other entity.

                         NORTH CAROLINA TAX INFORMATION

Insofar as the dividends we pay from the North Carolina Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for North Carolina income tax purposes. For North Carolina residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust are exempt from North Carolina income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for North Carolina income tax purposes.

Shareholders of the Income Series and the Short-to-Medium Series are not subject to North Carolina ad valorem taxes on their shares. For individual North Carolina residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to North Carolina ad valorem tax.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 1999

                                                                               Maturity
Bond Description                                                     Coupon      Date      Rating+      Par Value    Market Value
---------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
49.88% of Net Assets

Boyle County KY Hospital Revenue-Ephraim McDowell Regional             5.800     4/1/14    Aaa/AAA*    $ 1,000,000    $ 1,061,870
Danville KY Multi-City Lease Revenue-Shelbyville                       6.550     7/1/06    Aaa/AAA*        495,000        541,089
Danville KY Multi-City Lease Revenue                                   6.880    12/1/10    Aaa/AAA*        400,000        439,116
Daviess County KY Hospital Revenue                                     6.250     8/1/12    Aaa/AAA*      3,000,000      3,207,240
Floyd County KY Hospital Revenue-Low Highland Hospital                 7.500     8/1/10      AAA*        1,360,000      1,451,582
Greater KY Housing Assistance Corporation                              5.350     7/1/22    Aaa/AAA*      1,000,000      1,006,030
Greater KY Housing-Tug Fork Apartments                                 6.350     1/1/22    Aaa/AAA*      2,105,000      2,152,489
Greater KY Housing-Tug Fork Apartments                                 5.600     1/1/07    Aaa/AAA*        330,000        338,148
Greater KY Housing Assistance Corporation                              6.050     7/1/22    Aaa/AAA*      1,435,000      1,464,288
Greater KY Housing Assistance Corporation                              6.100     1/1/24    Aaa/AAA*      4,000,000      4,113,920
Hopkins County KY Hospital Revenue-Trover Clinic Foundation            6.630   11/15/11    Aaa/AAA*      2,000,000      2,154,100
Jefferson County KY Health Facilities Alliant Health System            5.130    10/1/17    Aaa/AAA*      6,700,000      6,472,133
Jefferson County KY Health Facilities-Alliant Health System            5.130    10/1/27    Aaa/AAA*        500,000        475,285
Jefferson County KY Health Facilities Jewish Hospital                  5.700     1/1/21    Aaa/AAA*      8,000,000      8,462,880
Jefferson County KY Health Facilities University Medical               5.500     7/1/17    Aaa/AAA*      6,000,000      6,134,280
Jefferson County KY Health Facilities-Jewish Hospital                  6.500     5/1/15    Aaa/AAA*      6,380,000      6,860,031
Jefferson County KY School District Finance Corporation**              5.250     1/1/17    Aaa/AAA*      3,000,000      2,942,790
Jefferson County KY Health Services - Alliant Health System            5.125    10/1/18    Aaa/AAA*     28,000,000     27,279,000
Jefferson County KY Capital Projects Corporation Revenue               5.380     6/1/18    Aaa/AAA*      1,500,000      1,509,660
Jefferson County KY Capital Projects Corporation Revenue               5.600     4/1/14    Aaa/AAA*      1,000,000      1,047,070
Jefferson County KY Hospital Revenue                                   6.440    10/1/14    Aaa/AAA*      1,500,000      1,623,720
Jefferson County KY Multi Family Revenue                               5.000    8/20/18      AAA*          385,000        372,988
Kentucky Counties 1987 Single Family Mortgage Revenue                  8.630     9/1/15      AAA*           10,000         10,325
Kentucky Economic Development Finance Authority Medical Center         5.000     2/1/18    Aaa/AAA*      2,550,000      2,460,138
Kentucky Economic Development Finance Authority-Ashland Hospital       5.000     2/1/28    Aaa/AAA*      1,000,000        936,510
Kentucky Development Finance Authority-Ashland Hospital                6.130     2/1/12    Aaa/AAA*      4,000,000      4,285,200
Kentucky Development Finance Authority-St Clair Medical                5.880     9/1/13      Aaa         2,000,000      2,109,680
Kentucky Development Finance Authority-St Elizabeth Hospital           5.900    12/1/15    Aaa/AAA*      2,500,000      2,636,450
Kentucky Development Finance Authority-St Claire Medical               5.630     9/1/21      AAA*        2,500,000      2,562,700
Kentucky Development Finance Authority-Methodist Hospital              5.630     2/1/17      AAA*        6,500,000      6,671,535
Kentucky Economic Development Authority-South Central Nursing          6.000     7/1/27    Aaa/AAA*      3,650,000      4,007,554
Kentucky Economic Development Finance Authority-Baptist Hospital       5.000    8/15/15    Aaa/AAA*      5,250,000      5,181,120
Kentucky Housing Corporation                                           5.950     7/1/17    Aaa/AAA*        500,000        543,490
Kentucky Housing Corporation                                           5.400     7/1/14    Aaa/AAA*      3,000,000      3,021,210
Kentucky Housing Corporation                                           7.130     1/1/10    Aaa/AAA*      3,935,000      4,228,630
Kentucky Housing Corporation                                           7.250     1/1/17    Aaa/AAA*        705,000        759,285
Kentucky Housing Corporation                                           6.600     7/1/11    Aaa/AAA*      4,500,000      4,865,175
Kentucky Housing Corporation                                           6.600     7/1/11    Aaa/AAA*        390,000        421,649
Kentucky Housing Corporation                                           6.630     7/1/14    Aaa/AAA*      1,000,000      1,081,850
Kentucky Housing Corporation                                           6.600     1/1/11    Aaa/AAA*      1,125,000      1,222,324
Kentucky Housing Corporation                                           5.800     1/1/19    Aaa/AAA*      6,755,000      6,864,228
Kentucky Housing Corporation                                           6.500     7/1/17    Aaa/AAA*      6,415,000      7,026,670
Kentucky Housing Corporation                                           5.700     7/1/17    Aaa/AAA*        500,000        519,440
Kentucky Housing Corporation                                           6.400     1/1/17    Aaa/AAA*     12,000,000     13,180,560
Kentucky State Turnpike Authority Resource Recovery Revenue            6.000     7/1/09    Aaa/AAA*        740,000        745,550
Lexington Fayette Urban County Government KY Sewer System              6.350     7/1/07    Aaa/AAA*        400,000        432,264
Lexington Fayette Urban County Government KY Sewer System              6.380     7/1/12    Aaa/AAA*      2,500,000      2,693,075
Lexington Fayette Urban County Government KY Sewer System              6.380     7/1/10    Aaa/AAA*      2,900,000      3,128,259
Lexington Fayette Urban County Government Public Facilities            5.130    10/1/19    Aaa/AAA*      2,415,000      2,339,386
Lexington Fayette Urban County Government Public Facilities            5.130    10/1/18    Aaa/AAA*      2,135,000      2,075,007
Lexington Fayette Urban County Government Public Facilities            5.130    10/1/15    Aaa/AAA*      1,770,000      1,745,857
Lexington-Fayette Urban County Government Transylvania University      5.130     8/1/18    Aaa/AAA*      2,000,000      1,979,500
Lexington-Fayette Urban County Government - University of Kentucky     5.000    11/1/24    Aaa/AAA*      5,000,000      4,685,950
Lexington-Fayette Urban County KY Government Project Revenue           5.000    11/1/18      Aaa         6,205,000      5,923,293
Louisville & Jefferson County KY Metropolitan Sewer District           5.300    5/15/19    Aaa/AAA*     10,000,000      9,866,400
Louisville & Jefferson County KY Metropolitian Sewer District          5.200    5/15/26    Aaa/AAA*      3,000,000      2,927,700
Louisville & Jefferson County Metropolitan Sewer                       5.000    5/15/12    Aaa/AAA*      3,530,000      3,506,631
Louisville KY Parking Authority-River City First Mortgage              5.000    12/1/17    Aaa/AAA*      1,000,000        955,890
Northern Kentucky University Certificates of Participation             7.250     1/1/12    Aaa/AAA*      1,500,000      1,604,850
Owensboro KY Water Revenue                                             6.250    9/15/09    Aaa/AAA*        800,000        850,416
Pike County KY Mortgage Revenue-Phelps Regional Health                 5.350    9/20/12      AAA*          300,000        311,463
Radcliff KY Mortgage Revenue-Lincoln Trail Care                        5.650    1/20/19      AAA*        1,555,000      1,620,341
Shelbyville KY Certificate of Participation                            5.150     7/1/18      Aaa         4,165,000      4,047,047
University of Kentucky Consolidated Educational Buildings              5.750     5/1/15    Aaa/AAA*      1,850,000      1,942,574
Warren County Hospital Revenue                                         5.000     4/1/17    Aaa/AAA*      1,000,000        950,220
Warren County KY Hospital Facility Revenue                             5.000     4/1/16    Aaa/AAA*      1,000,000        953,000
                                                                                                                      -----------
                                                                                                                      210,990,105


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 1999

                                                                                    Maturity
Bond Description                                                           Coupon     Date     Rating+    Par Value    Market Value
-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC CORPORATION REVENUE BONDS
12.48% of Net Assets
Boone County KY Public Property                                             6.250   12/15/12     A1      $   960,000   $ 1,035,466
Calloway County Public Property Corporation-Courthouse                      5.630     3/1/18      A        1,000,000     1,045,840
Campbell County KY Public Property                                          6.250    12/1/15      A          810,000       867,802
Danville Multi-City Lease Revenue                                           5.000     9/1/11     NR          545,000       538,122
Danville KY Multi-City Lease Revenue-Cambellsville                          7.000     4/1/02     NR          240,000       264,000
Danville KY Multi-City Lease Revenue-Owensboro Museum                       7.050     8/1/11      A          440,000       478,174
Danville KY Multi-City Lease Revenue Housing Authority                      6.500     2/1/12     A1        1,170,000     1,263,144
Danville KY Multi-City Lease Revenue Paducah Public Property                7.200     6/1/11      A          500,000       537,555
Danville KY Multi-City Lease Revenue-Mt Sterling                            7.500     6/1/11     NR          205,000       222,620
Danville KY Multi-City Lease Revenue-Mt Sterling                            7.380     6/1/07     NR          240,000       260,966
Jeffersontown KY Certificate of Participation                               6.500     9/1/09      A        1,400,000     1,548,624
Jeffersontown KY Certificate of Participation                               5.750    11/1/15      A        1,095,000     1,148,086
Kenton County KY Public Property Corporation Revenue                        5.700    12/1/16      A        1,380,000     1,419,854
Kenton County KY Public Property Corporation Revenue                        5.700    12/1/15      A        1,305,000     1,348,965
Kenton County KY Public Properties Corporation-Courthouse Facility          5.000     3/1/20     A1        2,000,000     1,896,180
Kentucky League of Cities-Middlesboro Series                                6.200     8/1/17     A-*         555,000       601,531
Lexington-Fayette Urban County Government KY Public Parking                 6.880     2/1/08     A1          300,000       311,583
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                     6.100     3/1/08     Aa        1,500,000     1,612,590
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                     6.200     3/1/18     Aa        5,500,000     5,917,670
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                     6.150     3/1/13     Aa       12,000,000    12,891,120
Oldham County KY Public Facilities Construction Corporation                 5.250     6/1/17     A-*       1,060,000     1,053,863
Pendleton County KY Multi-County Lease Revenue                              6.500     3/1/19     A*       11,000,000    11,891,330
Richmond KY Public Recreation Corporation Revenue                           7.250    10/1/11     NR          290,000       310,265
Shelbyville KY Certificates of Participation Revenue Refunding              5.350    10/1/13     NR        1,295,000     1,262,133
Shelbyville KY Certificate of Participation Revenue Refunding               5.450    10/1/17     NR        1,130,000     1,094,360
Somerset KY Municipal Projects Corporation Revenue                          7.500     5/1/00     NR          140,000       141,754
Union County KY Public Property Corporation                                 6.130     9/1/15     NR          700,000       734,083
Woodford County KY Public Property Corporation Revenue                      5.600    11/1/17      A        1,065,000     1,094,596
                                                                                                                       -----------
                                                                                                                        52,792,276
COUNTY GENERALOBLIGATIONS AND SCHOOL BONDS
8.54% of Net Assets
Adair County KY School District Finance Corporation                         6.380     3/1/12     Aa3         315,000       342,893
Boone County KY School District Finance Corporation                         6.000     2/1/18     Aa3       1,000,000     1,060,350
Boone County KY School District Finance Corporation                         5.700     5/1/18     Aa3       2,500,000     2,581,175
Bullitt County KY School District Finance Corporation                       6.000     8/1/14     Aa3       1,100,000     1,185,492
Clark County KY School District Finance Corporation                         6.000     5/1/12     Aa3         320,000       339,853
Elliott County KY School District Finance Corporation                       7.250    11/1/08   Aa3/A*        100,000       106,035
Elliott County KY School District Finance Corporation                       7.250    11/1/07    A/A*         115,000       122,033
Estill County KY School District Finance Corporation                        5.880     8/1/16      A        1,780,000     1,896,964
Floyd County KY School District Finance Corporation                         6.000     6/1/14      A        1,000,000     1,078,790
Greenup County KY School District Finance Corporation                       6.100     9/1/14    A/A*       1,105,000     1,199,466
Hardin County KY General Obligation                                         5.130     6/1/19     A2        2,255,000     2,198,580
Hardin County KY School District Finance Corporation                        6.000     7/1/16      A        1,025,000     1,110,844
Harlan KY Independent School District Finance Corporation                   6.000     5/1/15      A          275,000       301,078
Hopkins County KY School District Finance Corporation                       6.200     6/1/15      A        2,500,000     2,715,300
Jefferson County KY School District Finance Corporation                     5.000     2/1/18   Aa3/A+*     2,125,000     2,052,538
Jefferson County KY College Project Bellarmine College                      5.250     5/1/19    Baa2       2,000,000     1,921,260
Jessamine County KY School District Finance Corporation                     6.130     6/1/15      A        1,000,000     1,086,090
Johnson County KY School District Finance Corporation                       6.750     3/1/10     A*          300,000       319,041
Johnson County KY School District Finance Corporation                       6.750     3/1/11     A*          325,000       345,355
Johnson County KY School District Finance Corporation                       5.000     2/1/18     A1        1,015,000       989,767
Larue County KY School District Finance Corporation                         6.500    10/1/10      A          290,000       320,003
Laurel County KY School District Finance Corporation                        5.600     3/1/17     A1        1,000,000     1,046,870
Letcher County KY School District Finance Corporation                       6.700    10/1/14      A        1,490,000     1,664,539
Martin County KY School District Finance Corporation                        5.500     6/1/15      A        1,650,000     1,697,916
McLean County KY School District Finance Corporation                        6.000     6/1/14     NR        1,405,000     1,511,822
Pendleton County KY School District Finance Corporation**                   5.130     6/1/19     Aa3       1,140,000     1,115,581
Pike County KY School District Finance Corporation                          6.200     8/1/10      A          305,000       325,883
Pike County KY School District Finance Corporation                          6.200     8/1/11      A          325,000       347,253
Powell County KY School District Finance Corporation                        5.900     8/1/16     A*        1,185,000     1,267,535
Scott County KY School District Finance Corporation                         5.900     6/1/16    A/A*       3,450,000     3,667,868
Simpson County KY School District Finance Corporation                       6.700     1/1/11     Aa3         175,000       185,203
                                                                                                                       -----------
                                                                                                                        36,103,377
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
7.93% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project                    6.650     8/1/09    Baa1       8,835,000     9,485,079
Campbellsville KY Industrial Revenue-Campbellsville College                 6.950     3/1/15     NR        1,150,000     1,267,599


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 1999

                                                                                 Maturity
Bond Description                                                        Coupon     Date     Rating+    Par Value    Market Value
-----------------------------------------------------------------------------------------------------------------------------------
Campbellsville KY Industrial Revenue-Campbellsville College              6.000   3/1/17       NR      $ 1,920,000   $ 2,015,942
Carroll County KY Collateralized Pollution Control Revenue               6.250   2/1/18    Aa2/AA-*     1,000,000     1,059,290
Jefferson County KY Pollution Control Revenue-E I DuPont                 6.300   7/1/12    Aa3/AA*      3,500,000     3,831,205
Jefferson County KY Pollution Control-Louisville Gas                     5.630   8/15/19   Aa2/AA*      7,150,000     7,405,684
Jefferson County KY Pollution Control-Louisville Gas                     7.450   6/15/15   Aa2/AA*      1,750,000     1,846,338
Kentucky League of Cities-Ashland Series                                 6.250   8/1/17       A-        1,550,000     1,683,424
Meade County KY Pollution Control Revenue-Olin Corporation               6.000   7/1/07       NR          660,000       678,447
Mercer County KY Collateralized Pollution Control Revenue                6.250   2/1/18    Aa2/AA-      2,500,000     2,661,500
Middlesboro KY Industrial Building Revenue-Fern Lake Project             6.200   12/1/02      NR          495,000       534,254
Muhlenberg County KY Collateralized Pollution Control Revenue            6.250   2/1/18    Aa2/AA*      1,000,000     1,064,850
                                                                                                                    -----------
                                                                                                                     33,533,612
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.80% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical               6.000   7/1/13      A-*        2,870,000     3,039,732
Christian County KY Hospital Revenue-Jennie Stuart Medical               6.000   7/1/17      A-*        4,000,000     4,157,760
Christian County KY Hospital Revenue-Jennie Stuart Medical               5.800   7/1/11      A-*          270,000       286,106
Jefferson County KY Health Facilities Jewish Hospital                    5.700   1/1/11    A1/AA-*      1,200,000     1,270,356
Jefferson County KY Medical Center Services Revenue                      7.300   5/1/09       A           400,000       416,320
Kentucky Development Finance Authority-Catholic Health                   5.000   12/1/27   Aa2/AA*     10,000,000     9,257,900
Kentucky Development Finance Association-Green River                     6.000   11/1/10     Aa3        1,000,000     1,089,460
KY Economic Development Finance Authority-Appalachian
  Regional                                                               5.880   10/1/22     BBB*       3,500,000     3,402,420
Kentucky Economic Development Finance
  Authority-Catholic Health                                              5.000   12/1/18   Aa2/AA*      6,950,000     6,633,845
Ky Economic Development Finance Authority
  Hospital-Appalachian Regional                                          5.850   10/1/17     BBB*       1,000,000       973,660
Pike County KY Mortgage Revenue Phelps Regional Health                   5.650   9/20/27     AAA*       2,435,000     2,482,093
                                                                                                                    -----------
                                                                                                                     33,009,652
STATE GENERAL OBLIGATION AND AGENCY BONDS
4.22% of Net Assets
Kentucky Higher Education Student Loan                                   9.250   6/1/01    Aa/AA-*        180,000       196,967
Kentucky Infrastructure Authority                                        7.630   8/1/04     Aa3/A*         20,000        20,472
Kentucky Infrastructure Authority                                        7.750   8/1/02     Aa3/A*         40,000        40,949
Kentucky Infrastructure Authority                                        5.750   8/1/18     Aa3/A*      1,500,000     1,563,120
Kentucky Infrastructure Authority                                        5.750   8/1/13     Aa3/A*        900,000       944,136
Kentucky Infrastructure Authority                                        6.380   8/1/14     Aa3/A*        700,000       775,096
Kentucky Infrastructure Authority                                        5.380   2/1/18     Aa3/A*      2,000,000     2,001,320
Kentucky Infrasturcture Authority                                        5.000   6/1/17     Aa3/A*      1,035,000       998,154
Kentucky Infrastucture Authority                                         4.880   6/1/14     Aa3/A*      1,000,000       962,500
Kentucky State Property & Buildings Commission Project #59               5.700   11/1/14    Aa3/A*      1,000,000     1,032,030
Kentucky State Property & Buildings Commission Project #63               5.100   11/1/18    Aa3/A*      2,000,000     1,916,820
Kentucky State Property & Buildings Commission Project #59               5.630   11/1/15    Aa3/A*      1,000,000     1,023,620
Kentucky State Property & Buildings Commission Project #62               4.630   9/1/13     Aa3/A*      3,000,000     2,842,740
Kentucky State Property & Buildings Commission Project #40               6.880   11/1/07    Aa3/A*      3,250,000     3,518,450
                                                                                                                    -----------
                                                                                                                     17,836,374
PREREFUNDED AND ESCROWED TO MATURITY BONDS
4.16% of Net Assets
Bell County KY School District Finance Corporation                       6.880   9/1/10      Aa3          675,000       728,602
Bell County KY School District Finance Corporation                       6.850   9/1/09      Aa3          450,000       485,501
Breathitt County KY School District Finance Corporation                  6.500   3/1/11    Aaa/AAA*       420,000       457,191
Breathitt County KY School District Finance Corporation                  6.500   3/1/12       NR          450,000       489,848
Carroll County KY School District Finance Corporation                    7.000   7/1/10    Aaa/AAA*       270,000       293,579
Danville KY Multi-City Lease Revenue-Shelbyville                         6.700   7/1/11    Aaa/AAA*     2,500,000     2,734,325
Elsmere KY Industrial Development Revenue-Courtaulds plc                 6.750   4/1/10       NR        2,000,000     2,246,860
Jefferson County KY Hospital Revenue                                     6.440   10/1/14   Aaa/AAA*     2,500,000     2,710,975
Kentucky Infrastructure Authority                                        6.000   8/1/11    Aaa/AAA*        90,000        93,473
Kentucky State Property & Buildings Commission Project #56               6.000   9/1/14      A/A        1,000,000     1,089,640
Kentucky State Property & Buildings Commission Project #54               6.000   9/1/12     A/A+*       1,450,000     1,562,810
Martin County KY Public Property Corporation Revenue                     7.250   9/1/11       NR          160,000       172,085
Martin County KY Public Property Corporation Revenue                     7.250   9/1/10       NR          150,000       161,330
McCreary County KY School District Finance Corporation                   6.600   10/1/10      A*          400,000       435,048
Perry County KY School District Finance Corporation                      6.250   7/1/12    Aaa/AAA*     1,305,000     1,402,001
Perry County KY School District Finance Corporation                      6.250   7/1/10    Aaa/AAA*     1,155,000     1,239,488
Richmond KY Public Recreation Corporation Revenue                        6.750   8/1/13       NR          575,000       631,643
Shelbyville KY Public Property Recreational Corporation                  6.900   10/1/12      NR          400,000       439,212
Wurtland KY Sewer System Revenue                                         7.700   10/1/04     A+*          200,000       215,782
                                                                                                                    -----------
                                                                                                                     17,589,393
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.81% of Net Assets
Erlanger KY Public Property Revenue-Fire Protection                      7.400   11/1/09    BBB+*         100,000       107,218
Erlanger KY Public Property Revenue-Fire Protection                      7.400   11/1/08    BBB+*          75,000        80,414
Floyd County KY Public Property Revenue-Justice Center                   6.130   9/1/18       A         1,240,000     1,348,562

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 1999

                                                                          Maturity
Bond Description                                                 Coupon     Date     Rating+      Par Value        Market Value
--------------------------------------------------------------------------------------------------------------------------------



Jefferson Oldham & Bullitt Counties KY Home Mortgage             10.750    11/1/14     A1          $ 10,000            $ 11,227
Kentucky Housing Corporation                                      7.400     1/1/10  Aaa/AAA*      2,290,000           2,409,790
Kentucky Housing Corporation                                      7.550     1/1/16  Aaa/AAA*      2,910,000           3,066,471
Louisville Housing Assistance Mortgage Corp  Rivertown Project    5.100     1/1/24    Aa2           655,000             623,901
                                                                                                                   ------------
                                                                                                                      7,647,583
MUNICIPAL UTILITY REVENUE BONDS
1.40% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue                           6.400     1/1/07   BBB-*          575,000             623,979
Danville KY Multi-City Lease Revenue-Ashland Utilities            6.750     4/1/12   BBB+*          915,000             997,643
Danville KY Multi-City Lease Revenue-Hopkinsville                 6.880     6/1/12    Baa1        2,170,000           2,549,142
Franklin KY Water & Sewer Revenue Refunding                       6.200    12/1/11    Baa         1,000,000           1,070,450
Hardin County KY Water District Number 1 Water Revenue            7.400     9/1/06     A             85,000              89,683
Hardin County KY Water District Number 1 Water Revenue            7.400     9/1/07     A             90,000              94,958
Hardin County KY Water District Number 1 Water Revenue            7.400     9/1/08     A            100,000             105,509
Hardin County KY Water District Number 1 Water Revenue            7.400     9/1/09     A            105,000             110,452
Pendleton County KY Multi-County Lease Revenue                    7.450     3/1/04    AA*           245,000             261,324
                                                                                                                   ------------
                                                                                                                      5,903,140
LOCAL GENERAL OBLIGATION AND SCHOOL BONDS
1.32% of Net Assets
Covington Independent School District Finance Corporation**       5.250     6/2/19    Aa3         1,225,000           1,226,017
Junction City KY College Revenue-Center College Project           5.880     4/1/17     A2         1,000,000           1,062,030
KY Interlocal Transportation Equipment Lease Revenue              6.000    12/1/20     A            400,000             427,908
Lexington-Fayette Urban County Government General Obligation      4.750     5/1/20  Aa2/AA+*      2,000,000           1,847,860
Richmond KY Court Facilities Corporation Revenue                  5.250     2/1/19     A3         1,035,000           1,020,013
                                                                                                                   ------------
                                                                                                                      5,583,828
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
 .59% of Net Assets
Kentucky Housing Corporation Revenue  Series E                    4.750     7/1/17  Aaa/AAA*      1,335,000           1,238,773
University of Louisville Health & Education                       6.000    11/1/13     A2         1,180,000           1,263,363
                                                                                                                   ------------
                                                                                                                      2,502,136
KENTUCKY TURNPIKE AUTHORITY REVENUE BONDS
 .01% of Net Assets
Kentucky State Turnpike Authority Toll Road Revenue               8.500     7/1/04    A/A*           20,000              20,800
                                                                                                                   ------------
                                                                                                                         20,800
                                                                                                                   ------------

Total Investments (cost $411,152,096)(a) - 100.12% of Net Assets                                                   $423,512,276
                                                                                                                   ============

          *   Standard and Poor's Corporation
         **   Security purchased on a delayed delivery basis.
         NR   Not Rated
              All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                              Unrealized appreciation              $ 16,435,808
                                                                              Unrealized depreciation                (4,075,628)
                                                                                                                   ------------
                                                                              Net unrealized appreciation          $ 12,360,180
                                                                                                                   ============



    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999
ASSETS:
Investments in securities, at value (Cost: $411,152,096)                                                         $ 423,512,276
Cash                                                                                                                   418,070
Interest receivable                                                                                                  7,748,630
Receivable for investments sold                                                                                      2,180,000
                                                                                                                 -------------
      Total assets                                                                                                 433,858,976
LIABILITIES:
Payable for:
   Investments purchased                                                                    $ 5,312,658
   Distributions                                                                              4,992,638
   Fund shares redeemed                                                                         276,470
   Management fee                                                                               150,814
   Transfer agent                                                                                42,655
   Other fees                                                                                    87,799
                                                                                            ------------
      Total liabilities                                                                                             10,863,034
                                                                                                                 -------------

NET ASSETS:
Capital                                                                                                            410,767,134
Net accumulated realized losses on investment transactions                                                            (131,372)
Net unrealized appreciation in value of investments                                                                 12,360,180
                                                                                                                 --------------
Net assets at value                                                                                              $ 422,995,942
                                                                                                                 ==============
NET ASSET VALUE, offering price and redemption price per share
                ($422,995,942 / 56,606,903 shares outstanding)                                                   $         7.47
                                                                                                                 ==============

-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 1999
Net investment income:
      Interest income                                                                                             $ 22,599,442
                                                                                                                  ------------
      Expenses:
         Investment advisory fees                                                                                    1,772,796
         Transfer agent                                                                                                500,339
         Professional fees                                                                                              85,123
         Trustee fees                                                                                                   42,393
         Other expenses                                                                                                114,243
                                                                                                                  ------------
         Total expenses                                                                                              2,514,894
                                                                                                                  ------------
Net investment income                                                                                               20,084,548
                                                                                                                  ------------
Realized and unrealized gain on investments
      Net realized gain                                                                                              1,281,160
      Net decrease in unrealized appreciation                                                                      (11,896,917)
                                                                                                                  ------------
Net realized and unrealized loss on investments                                                                    (10,615,757)
                                                                                                                  ------------
Net decrease in net assets resulting from operations                                                               $ 9,468,791
                                                                                                                  =============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 1999 and 1998


Increase in net assets:                                          1999               1998
                                                            -------------     -------------
   Operations:
      Net investment income
      Net realized gain on investments                      $  20,084,548     $  18,057,002
      Net increase (decrease) in unrealized appreciation        1,281,160         2,653,620
                                                              (11,896,917)        5,303,172
                                                            -------------     -------------
   Net increase in net assets resulting from operations
   Distributions to shareholders                                9,468,791        26,013,794
   Net fund share transactions                                (20,084,548)      (18,057,002)
                                                               60,459,091        37,891,984
                                                            -------------     -------------
Total increase
                                                               49,843,334        45,848,776
Net assets:
   Beginning of year
   End of year                                                373,152,608       327,303,832
                                                            -------------     -------------
                                                            $ 422,995,942     $ 373,152,608
                                                            =============     =============

--------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                             For the years ended June 30,
                                             ------------------------------------------------------------------------------------
                                                       1999            1998            1997            1996 (a)        1995 (a)
                                             ------------------------------------------------------------------------------------
Net Asset Value, beginning of year               $      7.65      $      7.47      $      7.35      $      7.29      $      7.21
                                            -------------------------------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                0.37             0.39             0.40             0.40             0.40
   Net gains (losses) on securities
      (both realized and unrealized)                   (0.18)            0.18             0.12             0.06             0.13
                                            -------------------------------------------------------------------------------------
Total from investment operations                        0.19             0.57             0.52             0.46             0.53
Less Distributions:
   Distributions (from capital gains)                     --               --               --               --            (0.05)
   Distributions (from net investment income)          (0.37)           (0.39)           (0.40)           (0.40)           (0.40)
                                            -------------------------------------------------------------------------------------
Net asset value, end of year                     $      7.47      $      7.65      $      7.47      $      7.35      $      7.29
                                            =====================================================================================
Total return                                            2.52%            7.77%            7.14%            6.38%            6.90%
Net assets, end of year (in thousands):          $   422,996      $   373,153      $   327,304      $   295,029      $   269,355
Ratio of expenses to average net assets                 0.61%            0.62%            0.63%            0.62%            0.63%
Ratio of net investment income to
   average net assets                                   4.88%            5.14%            5.32%            5.39%            5.60%
Portfolio turnover                                     10.69%           11.80%            6.64%            4.29%           18.05%

(a) Audited by other auditors

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
June 30, 1999
                                                                                       Maturity
Bond Description                                                                Coupon    Date   Rating+    Par Value  Market Value
-----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
30.41% of Net Assets

Greater KY Housing Assistance Corporation Mortgage Revenue                       6.250   1/1/05  Aaa/AAA*  $   825,000  $   849,486
Jefferson County Ky Alliant Health Systems Revenue                               5.000  10/1/06    AAA*      1,200,000    1,233,696
Jefferson County KY Health System Revenue  Alliant Health                        5.000  10/1/05    AAA*      1,000,000    1,026,370
Jefferson County KY Capital Project Corporation Lease Revenue                    5.500   4/1/05  Aaa/AAA*      365,000      387,849
KY Economic Development Finance Authority  Baptist Health System                 4.750  8/15/05  Aaa/AAA*    4,000,000    4,050,680
Kentucky Economic Development Finance Authority  Ashland Hospital                5.000   2/1/05  Aaa/AAA*    1,600,000    1,638,272
KY Property & Building Authority  Project No 55                                  4.800   9/1/05  Aaa/AAA*    3,000,000    3,055,920
KY Turnpike Authority Economic Development Road Revenue                          5.500   7/1/07  Aaa/AAA*    3,000,000    3,195,600
Lexington-Fayette Urban County Government  Ky Alumni Association                 5.000  11/1/09    Aaa       1,360,000    1,379,638
Northern KY University Certificate of Participation Housing Facilities           4.500  12/1/04  Aaa/AAA*    1,000,000    1,010,030
                                                                                                                        -----------
                                                                                                                         17,827,541
STATE AND LOCAL MORTGAGE REVENUE BONDS
13.42% of Net Assets
KY Housing Corporation Housing Revenue                                           4.850   7/1/04  Aaa/AAA*    1,700,000    1,740,902
KY Housing Corporation Housing Revenue                                           5.150   7/1/07  Aaa/AAA*    2,500,000    2,570,850
KY Housing Corporation Housing Revenue                                           5.300   1/1/04  Aaa/AAA*    2,250,000    2,327,243
Louisville KY Multi-Family Housing Revenue-Station House Square                  5.125  7/15/19     A1       1,220,000    1,231,102
                                                                                                                        -----------
                                                                                                                          7,870,097
LOCAL REVENUE AND SCHOOL BONDS
12.06% of Net Assets
KY Interlocal Transportation Equipment Lease                                     6.000   3/1/00    A/A*        500,000      508,370
KY Interlocal Transportation Equipment Lease                                     4.750  12/1/00   Aa/AA*       175,000      178,325
KY Interlocal Transportation Equipment Lease                                     4.500  12/1/00    AA-*      1,282,000    1,331,998
KY Interlocal Transportation Equipment Lease                                     4.550  12/1/00    AA-*        319,000      322,988
Mt Sterling KY Lease Revenue  KY League of Cities  Series:A                      5.625   3/1/03     Aa       4,500,000    4,731,300
                                                                                                                        -----------
                                                                                                                          7,072,981
STATE REVENUE AND AGENCY BONDS
10.61% of Net Assets
KY Higher Education Student Loan                                                 6.400   6/1/00  A1/AA-*     1,835,000    1,880,986
KY Infrastructure Authority  Revolving Fund Program  Series:L                    5.000   6/1/06   A2/A*      1,000,000    1,024,030
KY Infrastructure Authority Revolving Fund Series G                              6.000   6/1/00   A2/A*        375,000      381,281
KY State Property & Building Community Revenue  Project#55                       4.700   9/1/04   A2/A+*     2,880,000    2,935,382
                                                                                                                        -----------
                                                                                                                          6,221,679
PREREFUNDED BONDS
6.51% of Net Assets
Danville KY Multi-City Lease Revenue  Hopkinsville                               6.100   6/1/00    Baa1        140,000      143,196
Danville KY Multi-City Lease Revenue  Hopkinsville                               6.200   6/1/01    Baa1        165,000      172,039
Owensboro KY Electric Light & Power Revenue                                     10.500   1/1/04    AAA*      3,050,000    3,504,450
                                                                                                                        -----------
                                                                                                                          3,819,685
HOSPITAL AND HEALTH CARE REVENUE BONDS
5.67% of Net Assets
Christian County KY Hospital  Jennie Stuart Medical Center                       5.250   7/1/03    A-*         200,000      205,402
KY Development Finance Authority-Sisters of Charity                              6.000  11/1/00   A1/A+*     2,000,000    2,063,260
Kentucky Economic Development Finance Authority  Catholic Health                 5.500  12/1/05  Aa2/AA*     1,000,000    1,058,030
                                                                                                                        -----------
                                                                                                                          3,326,692
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.42% of Net Assets
University Of KY  Consolidated Education Building  Series:N                      5.900   5/1/03  A1/AA-*       725,000      772,161
University Of Louisville KY Consolidated Education Building                      5.200   5/1/04  A1/AA-*     1,000,000    1,043,290
University of Louisville KY Consolidated Education Building                      4.700   5/1/00  A1/AA-*     1,350,000    1,363,500
                                                                                                                        -----------
                                                                                                                          3,178,951
RENTALS / MUNICIPAL LEASE BONDS
5.06% of Net Assets
KY Asset/Liability Community General Fund  Project Notes                         4.100   3/1/05   A2/A+*     2,000,000    1,964,160
KY Asset Liability Community General Fund  Project Notes                         4.000   3/1/03   A2/A+*     1,000,000      999,610
                                                                                                                        -----------
                                                                                                                          2,963,770
PUBLIC FACILITIES REVENUE BONDS
4.04% of Net Assets
Danville KY Multi-City Lease  Jefferson Housing Authority                        5.750   2/1/00     A1         150,000      151,935
Danville KY Mutli-City Lease Revenue  Owensboro                                  4.650   7/1/00     A          340,000      343,080
Jeffersontown KY Certificates of Participation                                   4.450  11/1/00     A          555,000      559,917


The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
June 30, 1999
                                                                                   Maturity
Bond Description                                                           Coupon    Date      Rating+  Par Value  Market Value
-----------------------------------------------------------------------------------------------------------------------------------
Shelbyville Certificates of Participation Refinancing                      4.900   10/1/07       NR   $ 1,325,000    $ 1,315,064
                                                                                                                  ---------------
                                                                                                                       2,369,996
POLLUTION CONTROL REVENUE BONDS
3.61% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil                           7.375    7/1/09      BAA1    1,370,000      1,433,856
Meade County KY Pollution Control Revenue-Olin Corporation                 6.000    7/1/07       NR       665,000        683,274
                                                                                                                  ---------------
                                                                                                                       2,117,130
COUNTY AND SCHOOL REVENUE BONDS
2.60% of Net Assets
Hardin County KY Building Commission Revenue                               5.750    7/1/01       NR     1,000,000      1,000,030
Kenton County KY School District Finance Corporation                       5.200    3/1/05     Aa3/AA     500,000        526,505
                                                                                                                  ---------------
                                                                                                                       1,526,535
ESCROWED TO MATURITY BONDS
 .13% of Net Assets
Danville KY Multi-City Lease Revenue  Mt Sterling                          6.800    9/1/99    Aaa/AAA      75,000         77,436
                                                                                                                  ---------------
                                                                                                                          77,436
                                                                                                                  ---------------

Total Investments (cost $57,679,463)(a) - 99.56% of Net Assets                                                      $ 58,372,493
                                                                                                                  ===============

          *   Standard and Poor's Corporation

        NR  Not Rated
               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                                 Unrealized appreciation               $ 806,508
                                                                                 Unrealized depreciation                (113,478)
                                                                                                                ----------------
                                                                                 Net unrealized appreciation           $ 693,030
                                                                                                                ================


The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999

ASSETS:
Investment in securities, at value (Cost: $57,679,463)                                                         $ 58,372,493
Interest receivable                                                                                               1,062,624
Receivable for investments sold                                                                                     249,234
                                                                                                      ----------------------
      Total assets                                                                                               59,684,351
LIABILITIES:
Cash overdraft                                                                               $793,085
Payable for:
   Distributions                                                                              209,733
   Fund shares redeemed                                                                         6,100
   Management fee                                                                              24,482
   Transfer agent                                                                               6,366
   Other fees                                                                                  14,874
                                                                                    ------------------
      Total liabilities                                                                                           1,054,640
                                                                                                      ----------------------

NET ASSETS:
Capital                                                                                                          58,552,373
Net accumulated realized losses on investment transactions                                                         (615,692)
Net unrealized appreciation in value of investments                                                                 693,030
                                                                                                      ----------------------
Net assets at value                                                                                            $ 58,629,711
                                                                                                      ======================
NET ASSET VALUE, offering price and redemption price per share
          ($58,629,711 / 11,283,039 share$ 5.20tanding)                                                        $       5.20
                                                                                                      ======================

----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 1999
Net investment income:
      Interest income                                                                                           $ 2,742,803
                                                                                                      ----------------------
      Expenses:
         Investment advisory fees                                                                                   297,805
         Transfer agent                                                                                              77,473
         Professional fees                                                                                            9,227
         Trustee fees                                                                                                 6,158
         Other expenses                                                                                              34,912
                                                                                                      ----------------------
         Total expenses                                                                                             425,575
                                                                                                      ----------------------
Net investment income                                                                                             2,317,228
                                                                                                      ----------------------
Realized and unrealized gain/loss on investments
      Net realized gain                                                                                              69,983
      Net decrease in unrealized appreciation                                                                      (948,824)
                                                                                                      ----------------------
Net realized and unrealized loss on investments                                                                    (878,841)
                                                                                                      ----------------------
Net increase in net assets resulting from operations                                                            $ 1,438,387
                                                                                                      ======================


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

                                                                1999            1998
                                                           ------------------------------
Increase in net assets:
   Operations:
      Net investment income                                 $  2,317,228     $  2,176,383
      Net realized gain (loss) on investments                     69,983          (73,155)
      Net increase (decrease) in unrealized appreciation        (948,824)         571,918
                                                            -----------------------------
   Net increase in net assets resulting from operations        1,438,387        2,675,146
   Distributions to shareholders                              (2,317,228)      (2,176,383)
   Net fund share transactions                                 5,384,908         (204,548)
                                                            -----------------------------
Total increase                                                 4,506,067          294,215
Net assets:
   Beginning of year                                          54,123,644       53,829,429
                                                            -----------------------------
   End of year                                              $ 58,629,711     $ 54,123,644
                                                            ==============================


The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                         For the years ended June 30,
                                            --------------------------------------------------------------------------------
                                                     1999            1998            1997            1996(a)        1995(a)
                                            --------------------------------------------------------------------------------
Net Asset Value, beginning of year               $     5.27      $     5.22      $     5.20      $     5.18      $     5.17
                                                 --------------------------------------------------------------------------

Income From Investment Operations:
   Net investment income                               0.21            0.21            0.22            0.21            0.21
   Net gains ( losses) on securities
   (both realized and unrealized)                     (0.07)           0.05            0.02            0.02            0.02
                                                 --------------------------------------------------------------------------
Total from investment operations                       0.14            0.26            0.24            0.23            0.23
Less Distributions:
   Distributions (from capital gains)                    --              --              --              --           (0.01)
   Distributions (from net investment income)         (0.21)          (0.21)          (0.22)          (0.21)          (0.21)
                                                 --------------------------------------------------------------------------
Net asset value, end of year                     $     5.20      $     5.27      $     5.22      $     5.20      $     5.18
                                                 ==========================================================================
Total return                                           2.58%           5.12%           4.59%           4.51%           4.27%
Net assets, end of year (in thousands)           $   58,630      $   54,124      $   53,829      $   66,574      $   57,064
Ratio of expenses to average net assets                0.72%           0.74%           0.72%           0.75%           0.72%
Ratio of net investment income to
   average net assets                                  3.89%           4.05%           4.11%           4.04%           4.00%
Portfolio turnover                                    27.38%          20.98%          20.03%          57.80%           4.07%
(a) Audited by other auditors


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 1999
                                                                                  Maturity
Bond Description                                                         Coupon     Date      Rating+      Par Value   Market Value
-----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
37.37% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue                       5.000    10/1/17    Aaa/AAA*    $  500,000    $  478,043
Craven NC Regional Medical Auth Health Care Facilities Revenue            5.625    10/1/17    Aaa/AAA*        10,000        10,353
Cumberland County NC Civic Center Project Certificates
  of Participation                                                        5.000    12/1/18    Aaa/AAA*       500,000       477,835
Cumberland County NC Hospital Facilities Revenue                          6.000    10/1/21    Aaa/AAA*        90,000        92,874
Dare County NC Utility System Revenue Bond                                5.250     6/1/18    Aaa/AAA*       250,000       249,988
Elizabeth City NC Housing Developement Mortgage Revenue                   6.125     4/1/23       Aa          140,000       146,706
Fayetteville NC Public Works Community Revenue Bond                       5.100     3/1/15    Aaa/AAA*       400,000       394,456
Gaston County NC Public Facilities Project Certificates
  of Participation                                                        5.250    12/1/16    Aaa/AAA*       850,000       858,135
Greenville NC Housing Developement Corporation Series A                   5.800     7/1/24    Aaa/AAA*        40,000        41,461
New Hanover County NC Certificates of Participation                       5.000    12/1/17    Aaa/AAA*       250,000       242,668
New Hanover County NC Hospital Revenue                                    5.750    10/1/26    Aaa/AAA*       100,000       103,841
New Hanover County NC Hospital Revenue Bond                               5.000    10/1/19    Aaa/AAA*     1,110,000     1,055,632
NC Central University Housing System Revenue                              5.800    11/1/18    Aaa/AAA*        50,000        52,913
NC Central University Housing System Revenue                              5.800    11/1/20    Aaa/AAA*        60,000        63,403
NC Eastern Municipal Power Agency Power System Revenue                    5.700     1/1/15    Aaa/AAA*       345,000       363,088
NC Eastern Municipal Power Agency Power System Revenue                    5.750     1/1/19    Aaa/AAA*       100,000       102,499
NC Medical Care Community Hospital Revenue-High Point                     5.000    10/1/12    Aaa/AAA*       350,000       346,630
North Carolina Medical Care Community Hospital High Point                 5.000    10/1/19    Aaa/AAA*       500,000       476,695
NC Medical Care Community Hospital Revenue-St Joseph                      5.100    10/1/14    Aaa/AAA*         5,000         5,057
NC Medical Care Community Hospital Revenue-Stanly Hospital                5.375    10/1/14    Aaa/AAA*        50,000        51,483
NC Medical Care Community Hospital Revenue-Wilson Memorial                5.625    11/1/18    Aaa/AAA*        80,000        83,534
NC Municipal Power Agency No. 1 Catawba Electric Revenue                  5.125     1/1/17    Aaa/AAA*       550,000       537,884
NC Municipal Power Agency No. 1 Catawba Electric Revenue                  5.750     1/1/20    Aaa/AAA*        50,000        51,857
NC Municipal Power Agency No. 1 Catawba Electric Revenue                  5.000     1/1/15    Aaa/AAA*         5,000         4,947
NC Municipal Power Agency No. 1 Catawba Electric Revenue                  5.125     1/1/17    Aaa/AAA*       500,000       488,425
Pitt County NC Public Facilities Certificates of Participation            5.850     4/1/17    Aaa/AAA*       100,000       106,171
Union County NC Enterprise System Revenue Bond                            5.500     6/1/21    Aaa/AAA*       245,000       251,588
University of NC at Wilmington Dorm & Dining System Revenue               5.400     1/1/18    Aaa/AAA*       120,000       122,231
Winston Salem NC State University Revenue Student Services                5.400     6/1/12    Aaa/AAA*        10,000        10,424
                                                                                                                        ----------
                                                                                                                         7,270,821
HOSPITAL AND HEALTHCARE REVENUE BONDS
29.25% of Net Assets
Charlotte-Mecklenburg NC Health Care System                               5.750    1/15/21    Aa3/AA*        250,000       257,123
Charlotte-Mecklenburg NC Health Care System                               5.875    1/15/26    Aa3/AA*         50,000        52,514
Cumberland County NC Hospital System Revenue Bond                         5.250    10/1/19     A3/A-*      1,000,000       952,020
NC Medical Care Community Hospital Revenue-Baptist Hospital               6.000     6/1/22     Aa/AA*         45,000        47,261
NC Medical Care Community Hospital Revenue-Baptist Hospital               6.375     6/1/14    Aa3/AA*         45,000        48,162
NC Medical Care Community Hospital Revenue-Carolina Medicorp              5.500     5/1/15    Aa3/AA*         70,000        71,572
NC Medical Care Community Hospital Revenue-Duke
  University Hospital                                                     5.250     6/1/21    Aa3/AA*        150,000       146,369
NC Medical Care Community Hospital Revenue-Duke
  University Hospital                                                     5.250     6/1/17    Aa3\AA*        900,000       888,642
NC Medical Care Community Heatlh Care Revenue Duke University             5.000     6/1/18    Aa3/AA*        300,000       286,215
NC Medical Care Community Hospital Revenue-Gaston Memorial                5.500    2/15/19     A2/A+*        150,000       148,923
NC Medical Care Community Hospital Revenue-Pitt County                    5.000    12/1/18    Aa3/AA-*       500,000       473,795
NC Medical Care Community Hospital Revenue-Presbyterian                   5.500    10/1/14     Aa/AA*         35,000        35,851
NC Medical Care Community Hospital Revenue-Presbyterian                   5.500    10/1/20    Aa3/AA*      1,100,000     1,100,462
NC Medical Care Community Hospital Revenue-Rex Hospital                   5.000     6/1/17    Aaa/AAA*       500,000       478,855
University of NC at Chapel Hill Hospital Revenue                          5.250    2/15/19    Aa3/AA*        105,000       103,726
University of NC at Chapel Hill Hospital Revenue                          6.000    2/15/24     Aa/AA*        100,000       105,934
University of NC at Chapel Hill Hospital Revenue                          5.250    2/15/17    Aaa/AAA*       500,000       493,185
                                                                                                                        ----------
                                                                                                                         5,690,609
MUNICIPAL UTILITY REVENUE BONDS
10.18% of Net Assets
Charlotte NC Water and Sewer Revenue                                      5.000     2/1/22    Aaa/AAA*       500,000       475,305
Charlotte NC Water & Sewer System Revenue                                 5.250    12/1/21     Aa/AA*        715,000       699,299
Greenville NC Utility Enterprise System Revenue                           4.800     9/1/14     A1/A+*        350,000       334,345
Greenville NC Utility Enterprise System Revenue                           6.000     9/1/10     A1/A+*        100,000       107,374
NC Eastern Municipal Power Agency Power System Revenue                    5.500     1/1/17    Aaa/AAA*       150,000       152,864
Orange NC Water and Sewer Revenue                                         5.200     7/1/16    Aa2/AA*        210,000       210,966
                                                                                                                        ----------
                                                                                                                         1,980,152


The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 1999
                                                                                Maturity
Bond Description                                                       Coupon     Date      Rating+      Par Value   Market Value
-----------------------------------------------------------------------------------------------------------------------------------

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING
 REVENUE BONDS
6.26% of Net Assets
NC Educational Facilities Finance Agency St Augustines                 5.250    10/1/28      AA*       $  630,000    $  617,035
NC Educational Facilities Finance Agency St Augustines                 5.250    10/1/18      AA*          600,000       600,960
                                                                                                                     ----------
                                                                                                                      1,217,995
STATE AND LOCAL MORTGAGE REVENUE BONDS
4.61% of Net Assets
Lenoir NC Housing Authority Mortgage Revenue                           5.700    8/20/24      AAA*         100,000       102,547
NC Housing Finance Agency Single Family Revenue Series Y               6.300     9/1/15    Aaa/AA*        145,000       157,946
NC Housing Finance Agency Single Family Revenue Series II              6.200     3/1/16    Aa2/AA*         90,000        95,370
NC Housing Finance Agency Single Family Revenue Series KK              5.875     9/1/17    Aa2/AA*         90,000        92,669
NC Housing Finance Agency Homeownership Revenue                        5.125     7/1/13    Aa2/AA*        100,000        98,576
NC Housing Finance Agency Home Ownership Revenue                       5.000     7/1/11    Aa2/AA*        250,000       246,673
Vance County NC Housing Mortgage Revenue Henderson Project             6.150     3/1/22      Aa2          100,000       103,020
                                                                                                                     ----------
                                                                                                                        896,801
COUNTY GENERAL OBLIGATION BONDS
3.54% of Net Assets
Durham County NC Certificates of Participation                         5.000     5/1/14    Aa1/AA*        300,000       295,350
Forsyth County NC General Obligation Public Improvement                5.600     8/1/09    Aa1/AAA*         5,000         5,268
Forsyth County NC Certificates of Participation                        5.000    10/1/18    Aa2/AA*        400,000       387,944
                                                                                                                     ----------
                                                                                                                        688,562
VARIABLE RATE BONDS
3.08% of Net Assets
University of NC Athletic Facilities Revenue                           3.800    11/1/18      AA*          600,000       600,000
                                                                                                                     ----------
                                                                                                                        600,000
PREREFUNDED BONDS
2.44% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue                    6.000    10/1/17    Aaa/AAA*       100,000       106,874
NC Eastern Municipal Power Agency Power System Revenue                 6.000     1/1/26    AAA/BBB*        15,000        16,391
Pitt County NC Memorial Hospital Revenue                               5.500    12/1/15    Aaa/AAA*       325,000       351,608
                                                                                                                     ----------
                                                                                                                        474,873
PUBLIC FACILITIES REVENUE BONDS
1.71% of Net Assets
Charlotte NC Certificate of Participation Law Project B                5.375     6/1/13    Aa1/AA*        100,000       102,307
Greensboro NC Coliseum Complex Improvement Project Series A            5.700    12/1/10     A1/AA*         55,000        59,476
Monroe NC Combined Enterprise System Revenue                           6.000     3/1/19      A/A*         100,000       107,959
Shelby NC Combined Enterprise System Revenue                           5.625     5/1/14     A/A-*          40,000        41,680
Shelby NC Combined Enterprise System Revenue                           5.625     5/1/14     A/A-*          20,000        20,839
                                                                                                                     ----------
                                                                                                                        332,261
                                                                                                                   ------------

Total Investments (cost $19,357,016)(a) - 98.44% of Net Assets                                                     $ 19,152,074
                                                                                                                   ============



          *   Standard and Poor's Corporation

               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                                    Unrealized appreciation        $    152,961
                                                                                    Unrealized depreciation            (357,903)
                                                                                                                   ------------
                                                                                    Net unrealized appreciation    $   (204,942)
                                                                                                                   ============

The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999
ASSETS:
Investments in securities, at value (Cost $19,357,016)                                                         $ 19,152,074
Cash                                                                                                                269,628
Interest receivable                                                                                                 239,417
Receivable from Advisor                                                                                               2,581
                                                                                                               -------------
      Total assets                                                                                               19,663,700
LIABILITIES:
Payable for:
   Distributions                                                                            $ 194,394
   Management fee                                                                               7,955
   Transfer agent                                                                               2,387
   Other fees                                                                                   2,620
                                                                                            ---------
      Total liabilities                                                                                             207,356
                                                                                                               -------------

NET ASSETS:
Capital                                                                                                          19,631,175
Net accumulated realized gains on investment transactions                                                            30,111
Net unrealized depreciation in value of investments                                                                (204,942)
                                                                                                               -------------
Net assets at value                                                                                            $ 19,456,344
                                                                                                               =============
NET ASSET VALUE,  offering price and redemption price per share
          ($19,456,344 / 1,833,488 shares outstanding                                                                 $ 10.61
                                                                                                               =============

----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 1999
Net investment income:
      Interest income                                                                                             $ 690,705
                                                                                                                ------------
      Expenses:
         Investment advisory fees                                                                                    69,119
         Transfer agent                                                                                              20,737
         Professional fees                                                                                            1,910
         Trustee fees                                                                                                 1,329
         Other expenses                                                                                               8,769
                                                                                                                ------------
         Total expenses                                                                                             101,864
         Expenses reimbursed by Investment Advisor                                                                  (42,430)
                                                                                                                ------------
Net investment income                                                                                               631,271
                                                                                                                ------------
Realized and unrealized gain/loss on investments
      Net realized gain                                                                                              49,547
      Net decrease in unrealized appreciation                                                                      (528,565)
                                                                                                                ------------
Net realized and unrealized loss on investments                                                                    (479,018)
                                                                                                                ------------
Net increase in net assets resulting from operations                                                              $ 152,253
                                                                                                                ============



The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 1999 and 1998

                                                                                                1999              1998
                                                                                          -----------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                                       $ 631,271        $ 317,060
      Net realized gain (loss) on investments                                                        49,547           (9,023)
      Net increase (decrease) in unrealized appreciation                                           (528,565)         249,438
                                                                                          -----------------------------------
   Net increase in net assets resulting from operations                                             152,253          557,475
Distributions to shareholders from:
   Net capital gains                                                                                 (6,826)              --
   Net investment income                                                                           (631,271)        (317,060)
Net fund share transactions                                                                      10,030,995        6,084,478
                                                                                          -----------------------------------
Total increase                                                                                    9,545,151        6,324,893
Net assets:
   Beginning of year                                                                              9,911,193        3,586,300
                                                                                          -----------------------------------
   End of year                                                                                 $ 19,456,344      $ 9,911,193
                                                                                          ===================================

-----------------------------------------------------------------------------------------------------------------------------


    The accompanying notes ae an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX FREE INCOME SERIES

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                      For the years ended June 30,
                                               --------------------------------------------
                                                       1999       1998       1997    1996(a)(c)
                                               --------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $10.82     $10.33      $9.88     $10.00
                                               --------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                0.50       0.53       0.54       0.32
   Net gains (losses) on securities
      (both realized and unrealized)                   (0.20)      0.49       0.45      (0.12)
                                               --------------------------------------------
Total from investment operations                        0.30       1.02       0.99       0.20
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                  (0.01)        --         --         --
   Distributions (from net investment
     income)                                           (0.50)     (0.53)     (0.54)     (0.32)
                                               --------------------------------------------
NET ASSET VALUE, END OF YEAR                          $10.61     $10.82     $10.33      $9.88
                                               ============================================
Total return (b)                                        2.71%      9.99%     10.18%      3.23%
Net assets, end of year (in thousands)               $19,456     $9,911     $3,586     $1,063
Ratio of expenses to average net assets (b)             0.45%      0.33%      0.25%      0.18%
   Before expense reimbursement (b)                     0.77%      0.76%      0.81%      2.47%
Ratio of net investment income to average
   net assets (b)                                       4.43%      4.47%      4.72%      0.98%
   After expense reimbursement (b)                      4.74%      4.90%      5.29%      3.27%
Portfolio turnover                                     11.70%     16.77%     24.13%     22.83%
(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.
(c) Audited by other auditors.




DUPREE MUTUAL FUNDS - NORTH CAROLINA SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1999

                                                                              MATURITY
BOND DESCRIPTION                                                     COUPON     DATE     RATING+     PAR VALUE     MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
HOSPITAL AND HEALTHCARE REVENUE BONDS
28.85% OF NET ASSETS
Charlotte-Mecklenburg Hospital Authority Revenue Series-A            4.400    1/15/03    Aa3/AA*      $ 100,000      $  100,814
Cumberland County NC Hospital Facility Revenue                       4.100    10/1/03    A3/A-*         175,000         172,839
Cumberland County NC Hospital Facility Revenue                       4.500    10/1/07    A3/A-*         200,000         195,536
NC Community Health Care Facility  Duke Hospital                     4.100     6/1/05    Aa3/AA*        100,000          97,938
NC Medical Care Community Health Care Facility  Duke University      4.500     6/1/07    Aa3/AA*        200,000         196,854
North Carolina Medical Care Community Hospital-Scotland Memorial     5.375    10/1/11      AA*           60,000          61,204
NC Medical Care Community Hospital-Baptist Hospital                  5.400     6/1/01    Aa/AA-*         10,000          10,323
NC Medical Care Community Hospital-Presbytarian Health               5.350    10/1/01    Aa/AA*          25,000          25,849
NC Medical Care Community Hospital-Presbytarian Health               5.000    10/1/02    Aa3/AA*         40,000          41,206
NC Medical Care Community Hospital-Presbytarian Health               4.600    10/1/99    Aa3/AA*         10,000          10,030
NC Medical Care Community Hospital  Gaston Memorial                  5.250    2/15/07    A2/A+*          50,000          51,452
NC Medical Care Community Hospital  Pitt County Memorial             4.750    12/1/04    Aa3/AA*        170,000         172,100
                                                                                                                     ----------
                                                                                                                      1,136,145
INSURED MUNICIPAL BONDS
25.59% OF NET ASSETS
Asheville NC Certificates of Participation  Series B                 4.300     6/1/02   Aaa/AAA*         25,000          25,204
Burke County NC General Obligation                                   6.250     3/1/00   Aaa/AAA*         50,000          50,976
Catawba County NC Hospital Revenue  Catawba Memorial Hospital        4.000    10/1/03      Aaa          110,000         108,387
Coastal Regualtion Solid Waste Management Authority NC               4.250     6/1/05   Aaa/AAA*        125,000         124,093
New Hanover County NC Regional Medical Center Hospital Revenue       4.250    10/1/09   Aaa/AAA*        100,000          94,958
NC Medical Care Community Hospital-High Point Health System          4.400    10/1/03   Aaa/AAA*         50,000          50,305
NC Municipal Power Agency  No 1 Catawba Electric Revenue             5.500     1/1/01   Aaa/AAA*         70,000          71,784
NC Municipal Power Agency  No 1 Catawba Electric Revenue             5.100     1/1/07   Aaa/AAA*        125,000         128,848
NC Medical Care Community Hospital  Wilson Memorial Hospital         4.900    11/1/07   Aaa/AAA*         75,000          76,124
Sanford NC Refunding-Water & Sewer General Obligation                4.500     3/1/00    Aaa/A+*         15,000          15,119
Wilkes County NC Refinancing                                         5.250     6/1/06   Aaa/AAA*        250,000         261,923
                                                                                                                     ----------
                                                                                                                      1,007,721
LOCAL GENERAL OBLIGATION BONDS
13.32% OF NET ASSETS
Asheville NC Certificates of Participation  Series:A                 4.600     6/1/05     A1/A*          50,000          50,593
Charlotte NC General Obligation                                      5.250     2/1/04   Aaa/AAA*        150,000         157,011
Charlotte NC Certificates of Participation Governmental Equipment    5.050     9/1/99      AA*           55,000          55,169
Charlotte NC Certificates of Participation Equipment Aquisition      4.350     9/1/00      AA*           70,000          70,624
Durham NC Certificates of Participation                              5.100     6/1/05    Aa3/AA*        100,000         103,979
Forsyth County NC Refunding General Obligation                       4.600     3/1/01   Aa1/AAA*         15,000          15,250
Greensboro NC Refunding General Obligation                           4.600     3/1/00   Aa1/AAA*         25,000          25,217
Rocky Mount NC General Obligation                                    6.100     5/1/01     A/A+*          25,000          26,009
Surf City NC Refunding General Obligation                            5.400     3/1/01     BBB-*          20,000          20,521
                                                                                                                     ----------
                                                                                                                        524,373
PREREFUNDED BONDS
12.67% OF NET ASSETS
Charlotte-Mecklenburg Hospital  Nc Health Care Systems               6.000     1/1/22    Aa3/AA*        150,000         160,017
Charlotte NC General Obligation                                      6.900    10/1/06   Aaa/AAA*         25,000          26,465
Charlotte NC Certificates of Participation Convention Center         6.750    12/1/21   Aaa/AAA*        200,000         217,060
Forsyth County NC General Obligation                                 6.700     3/1/04   Aa1/AAA*         30,000          31,245
Franklin County NC Certificates of Participation Jail & School       6.000     6/1/02   Aaa/AAA*         15,000          15,839
Pitt County NC Revenue-Pitt County Memorial Hospital                 6.900    12/1/21   Aaa/AA-*          5,000           5,436
Polk County NC General Obligation                                    6.700     5/1/11   Aaa/AAA*         40,000          42,790
                                                                                                                     ----------
                                                                                                                        498,852
RENTALS/MUNICIPAL LEASE BONDS
4.37% OF NET ASSETS
Centennial Authority Hotel Tax Revenue  Arena Project                4.500     9/1/03   Aaa/AAA*        170,000         171,923
                                                                                                                     ----------
                                                                                                                        171,923
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.88% OF NET ASSETS
NC Education Facility Finance Agency (St Augustine College)          4.450    10/1/02      AA*          100,000         101,141
University of NC   Utility System Revenue                            4.900     8/1/03    Aa2/AA*         50,000          51,489
                                                                                                                     ----------
                                                                                                                        152,630


    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1999

                                                                              MATURITY
BOND DESCRIPTION                                                     COUPON     DATE     RATING+     PAR VALUE     MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
ESCROWED TO MATURITY BONDS
3.67% OF NET ASSETS
Durhan County NC Certificates of Participation                       5.200     5/1/02    Aa/AA*       $ 100,000      $  103,073
Durham NC General Obligation                                         7.000     5/1/00   Aaa/AAA*         40,000          41,471
                                                                                                                     ----------
                                                                                                                        144,544
MUNICIPAL UTILITY REVENUE BONDS
2.58% OF NET ASSETS
Buncombe County NC Water & Sewer Revenue                             6.100     7/1/01     A/A+*          25,000          26,045
Orange County NC Water & Sewer Authority Revenue Refunding           4.250     7/1/01    Aa/AA*           5,000           5,048
Winston-Salem NC Water & Sewer Revenue Refunding                     4.300     6/1/03    Aa2/AA*         70,000          70,627
                                                                                                                     ----------
                                                                                                                        101,720
STATE GENERAL OBLIGATION BONDS
1.32% OF NET ASSETS
NC State General Obligation                                          5.000     6/1/03   Aaa/AAA*         50,000          51,906
                                                                                                                     ----------
                                                                                                                         51,906
COUNTY GENERAL OBLIGATION BONDS
1.31% OF NET ASSETS
Caldwell County NC General Obligation                                6.000     2/1/05     A1/A*          50,000          51,689
                                                                                                                     ----------
                                                                                                                         51,689
STATE MORTGAGE REVENUE BONDS
 .78% OF NET ASSETS
NC Housing Finance Agency Single Family                              4.750     3/1/02    Aa/AA*          30,000          30,551
                                                                                                                     ----------
                                                                                                                         30,551
                                                                                                                     ----------
Total Investments (cost $3,894,570)(a) - 98.32% of Net Assets                                                        $3,872,054
                                                                                                                     ==========

          *   Standard and Poor's Corporation

              All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:
                                                                               Unrealized appreciation               $    9,646
                                                                               Unrealized depreciation                  (32,162)
                                                                                                                     ----------
                                                                               Net unrealized depreciation           $  (22,516)
                                                                                                                     ==========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999

ASSETS:
Investments in securities,at value (Cost: $3,894,570)                             $ 3,872,054
Cash                                                                                   51,949
Interest receivable                                                                    44,332
Receivable from Advisor                                                                 5,701
                                                                             -----------------
      Total assets                                                                  3,974,036
LIABILITIES:
Payable for:
   Distributions                                                    $ 13,131
   Fund shares redeemed                                               10,683
   Transfer agent                                                      9,430
   Other fees                                                          2,691
                                                                  -----------
      Total liabilities                                                                35,935
                                                                             -----------------

NET ASSETS:
Capital                                                                             3,965,798
Net accumulated realized losses on investment transactions                             (5,181)
Net unrealized depreciation in value of investments                                   (22,516)
                                                                             -----------------
Net assets at value                                                               $ 3,938,101
                                                                             =================
NET ASSET VALUE,       offering price and redemption price per share
                    ($3,938,101 / 390,156 shares oustanding)                      $     10.09
                                                                             =================

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 1999
Net investment income:
      Interest income                                                               $ 117,909
                                                                             -----------------
      Expenses:
         Investment advisory fees                                                      13,989
         Transfer agent                                                                 4,197
         Professional fees                                                                440
         Trustee fees                                                                     271
         Other expenses                                                                 2,924
                                                                             -----------------
         Total expenses                                                                21,821
         Expenses reimbursed by Investment Advisor                                     (9,519)
                                                                             -----------------
Net investment income                                                                 105,607
                                                                             -----------------
Realized and unrealized loss on investments
      Net realized loss                                                                (1,920)
      Net decrease in unrealized appreciation                                         (56,088)
                                                                             -----------------
Net realized and unrealized loss on investments                                       (58,008)
                                                                             -----------------
Net increase in net assets resulting from operations                                 $ 47,599
                                                                             =================


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 1999 and 1998

                                                                                                 1999             1998
                                                                                           ----------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                                       $ 105,607         $ 63,384
      Net realized loss on investments                                                               (1,920)            (804)
      Net decrease in unrealized appreciation                                                       (56,088)          18,639
                                                                                           ----------------------------------
   Net increase in net assets resulting from operations                                              47,599           81,219
   Distributions to shareholders                                                                   (105,607)         (63,384)
   Net fund share transactions                                                                    1,802,142          717,742
                                                                                           ----------------------------------
Total increase                                                                                    1,744,134          735,577
Net assets:
   Beginning of year                                                                              2,193,967        1,458,390
                                                                                           ----------------------------------
   End of year                                                                                  $ 3,938,101      $ 2,193,967
                                                                                           ==================================

-----------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                        For the years ended June 30,
                                                   ---------------------------------------------
                                                        1999       1998       1997       1996(a)(c)
                                                   ---------------------------------------------
Net Asset Value, beginning of year                     $10.24     $10.12      $9.99      $10.00
                                                   ---------------------------------------------
Income From Investment Operations:
   Net investment income                                 0.39       0.40       0.41        0.24
   Net gains (losses) on securities
      (both realized and unrealized)                    (0.15)      0.12       0.13       (0.01)
                                                   ---------------------------------------------
Total from investment operations                         0.24       0.52       0.54        0.23
Less Distributions:
   Distributions (from net investment income)           (0.39)     (0.40)     (0.41)      (0.24)
                                                   ---------------------------------------------
Net Asset Value, end of year                           $10.09     $10.24     $10.12       $9.99
                                                   =============================================
Total return (b)                                         2.35%      5.20%      5.49%       3.79%
Net assets, end of year (in thousands)                 $3,938     $2,194     $1,458      $1,159
Ratio of expenses to average net assets (b)              0.44%      0.41%      0.23%       0.16%
   Before expense reimbursement (b)                      0.78%      0.86%      0.82%       1.78%
Ratio of net investment income to average
   net assets (b)                                        3.44%      3.44%      3.46%       0.85%
   After expense reimbursement (b)                       3.78%      3.89%      4.06%       2.47%
Portfolio turnover                                      25.54%     14.89%     17.20%      17.18%

(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.
(c) Audited by other auditors.


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1999
                                                                                         MATURITY                   PAR       MARKET
BOND DESCRIPTION                                                                COUPON     DATE      RATING+       VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
33.39% OF NET ASSETS
Blount County TN Public Building Authority Revenue                               5.000    4/1/19    Aaa/AAA*   $ 470,000  $ 452,822
Bristol TN Health & Educational Facilities Bristol Memorial Hospital             5.250    9/1/21    Aaa/AAA*     400,000    395,320
Chattanooga/Hamilton County TN Hospital Revenue Erlanger                         5.625   10/1/18    Aaa/AAA*      30,000     30,848
Chattanooga/Hamilton County TN Hospital Revenue Erlanger                         5.000   10/1/18    Aaa/AAA*     800,000    765,608
Clarksville TN Water Sewer & Gas Refunding & Improvement                         6.250    2/1/18    Aaa/AAA*     200,000    213,074
Clarksville TN Water Sewer & Gas Revenue                                         5.650    2/1/17       Aaa       200,000    207,940
Fayetteville/Lincoln County TN Hospital Facility Revenue                         5.250    5/1/19      AAA*     1,765,000  1,743,449
Franklin TN Industrial Development Board Landings Apartment                      5.900   10/1/16    Aaa/AAA*     800,000    825,808
Franklin TN Industrial Development Board Landings Apartment                      5.550   10/1/08    Aaa/AAA*      50,000     52,695
Gatlinburg TN Public Building Authority  Convention Center                       6.900   12/1/12    Aaa/AAA*      90,000     97,702
Greater Tennessee Housing Assistance Refunding                                   7.250    7/1/24    Aaa/AAA*       5,000      5,430
Harpeth Valley TN Utility District Improvement Revenue                           5.050    9/1/20    Aaa/AAA*     500,000    478,045
Jackson TN Hospital Revenue Refunding & Improvement                              5.625    4/1/15    Aaa/AAA*     310,000    321,492
Johnson City TN Health & Educational Revenue                                     5.000    7/1/18      AAA*       500,000    478,705
Knox County/Chapman TN Utility District Water & Sewer                            6.000    1/1/14    Aaa/AAA*      40,000     43,246
Knox County TN Health Educational & Housing Facilities Baptist Hospital          5.500   4/15/17      AAA*     1,315,000  1,336,882
Knox County TN Health Educational & Housing Facilities Ft Sanders                5.650    1/1/08    Aaa/AAA*      20,000     21,082
Knox County TN Health Educational & Housing Facilities Ft Sanders                6.250    1/1/13    Aaa/AAA*      10,000     11,206
Knox County TN Health Educational & Housing Facilities Ft Sanders                5.250    1/1/23    Aaa/AAA*     400,000    400,872
Knox County TN Health Educational & Housing Facilities Mercy Health              6.000    9/1/19    Aaa/AAA*     100,000    106,825
Knox County TN Health Educational & Housing Facilities Mercy Health              5.875    9/1/15    Aaa/AAA*      15,000     16,241
Knox County TN Utility District Water & Sewer                                    5.625   12/1/19      Aaa        400,000    418,784
Knoxville TN Development Corporation Housing Revenue Morningside                 6.100   7/20/20      AAA*       500,000    522,730
Lauderdale County TN General Obligation                                          6.000    4/1/13    Aaa/AAA*      20,000     21,330
Lawrence County TN Public Improvements General Obligation                        6.300    3/1/08    Aaa/AAA*      50,000     53,887
Memphis Shelby County TN Airport Revenue Refunding                               5.650    9/1/15    Aaa/AAA*      55,000     57,318
Metropolitan Nashville & Davidson County TN Stadium Project                      5.875    7/1/21    Aaa/AAA*     350,000    372,302
Metropolitan Nashville & Davidson County TN Stadium Project                      5.750    7/1/14    Aaa/AAA*     100,000    105,577
Metropolitan Nashville TN Airport Series C                                       6.625    7/1/07    Aaa/AAA*      30,000     32,194
Metropolitan Nashville TN Airport Series C                                       6.600    7/1/15    Aaa/AAA*     120,000    127,901
North Anderson TN Utility District Waterworks Revenue                            5.600    1/1/15    Aaa/AAA*     100,000    104,797
Oak Ridge TN Industrial Development Board Gardens Refunding Revenue              5.250   8/20/18      Aaa       655,000    654,168
Sevier County TN Public Buildings Authority Solid Waste Facility                 5.600    9/1/15    Aaa/AAA*     100,000    103,703
Shelby County TN Health Educational & Housing Heritage Place                     6.900    7/1/14    Aaa/AAA*     150,000    168,222
Shelby County TN Health Educational & Housing Methodist Hospital                 5.300    8/1/15    Aaa/AAA*     780,000    794,602
Shelby County TN Health Educational & Housing Methodist Hospital                 5.000    4/1/18    Aaa/AAA*   1,000,000    962,240
Shelby County TN Health Educational & Housing Methodist Hospital                 5.375    4/1/13    Aaa/AAA*     690,000    717,669
Sullivan County TN Health Educational & Housing Holston Valley                   5.750   2/15/13    Aaa/AAA*     130,000    136,824
TN Housing Development Agency Homeownership Program                              5.900    7/1/17    Aaa/AAA*      35,000     36,450
TN Housing Development Agency Mortgage Finance Program                           5.900    7/1/18    Aaa/AAA*     100,000    104,091
TN Housing Development Agency Mortgage Finance Program                           5.850    7/1/13    Aaa/AAA*     100,000    104,730
TN Housing Development Agency Mortgage Finance Program                           6.200    7/1/18    Aaa/AAA*     755,000    813,112
TN Local Development Authority Student Loan Program                              5.125    3/1/22    Aaa/AAA*   1,000,000    970,570
                                                                                                                          ----------
                                                                                                                         15,388,493
HOSPITAL AND HEALTHCARE REVENUE BONDS
16.81% OF NET ASSETS
Anderson County TN Health & Educational Facilities Revenue                       5.650    7/1/07       A1        155,000    161,791
Chattanooga TN Health Educational & Housing Revenue                              5.000   12/1/18     Aa2/AA*   1,000,000    959,160
Metropolitan Nashville-Davidson County TN Health & Educational Charity Hospital  5.000   11/1/19    Aa2/AA+*     800,000    758,840
Metropolitan Nashville & Davidson County TN Health & Educational Multi Modal     5.500    5/1/23       AA*     1,755,000  1,774,551
Metropolitan Nashville & Davidson County TN Open Arms                            5.100    8/1/16       AA*     1,000,000    970,000
Metropolitan Nashville & Davidson County TN Open Arms                            5.100    8/1/19       AA*     1,660,000  1,589,516
Montgomery County TN Health Educational & Housing Hospital                       5.375    1/1/18    Baa/BBB*   1,500,000  1,433,145
Signal Mountain TN Health Educational & Housing Alexian Village                  7.500    1/1/19       A2         15,000     15,565
Sumner County TN Health Educational & Housing Sumner Health                      7.500   11/1/14       A-*        75,000     86,242
                                                                                                                          ----------
                                                                                                                          7,748,810
STATE AND LOCAL MORTGAGE REVENUE
12.89% OF NET ASSETS
Knoxville TN Development Corp Housing Revenue Clinton Tower                      6.650  10/15/10       A*        285,000    304,557
Memphis TN Health Education & Housing Board Hunters Trace                        6.250    6/1/13     Aa/AAA*      55,000     56,925


    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1999
                                                                                         MATURITY                   PAR       MARKET
BOND DESCRIPTION                                                                COUPON     DATE      RATING+       VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Memphis TN Health Education & Housing Board Riverdale Plaza                      6.350   7/20/28      AAA*     $ 300,000  $ 322,320
Memphis TN Health Education & Housing Board River Trace II                       6.250   10/1/13       Aaa        50,000     54,325
Metropolitan Nashville & Davidson County TN Dandridge Tower                      6.375    1/1/11       A*        200,000    221,420
Metropolitan Nashville & Davidson County TN Hermitage Apts                       5.900    2/1/19       A*        395,000    405,803
Murfreesboro TN Housing Authority Westbrooks Towers Project                      5.875   1/15/10       A*        310,000    322,524
Shelby County TN Health Educational & Housing Corners Apts                       6.000    1/1/17        A        250,000    260,470
Shelby County TN Health Educational & Housing Four Stones                        5.350    1/1/19       A*      2,000,000  1,959,700
Shelby County TN Health Educational & Housing Harbour Apts                       6.000   4/15/18       A*        125,000    128,094
Shelby County TN Health Educational & Housing Harbour Apts                       6.000   4/15/24       A*         50,000     51,091
Shelby County TN Health Educational & Housing Harbour Apts                       5.750   4/15/11       A*        100,000    102,491
Shelby County TN Health Educational & Housing Windsor Apts                       6.750   10/1/17       AA*       355,000    386,950
TN Housing Development Agency Homeownership Program                              6.700    7/1/12     Aa2/AA*      85,000     92,160
TN Housing Development Agency Homeownership Program                              5.850    1/1/11     Aa2/AA*     200,000    212,202
TN Housing Development Agency Mortgage Finance Program                           5.850    7/1/13     A1/A+*      125,000    128,689
TN Housing Development Agency Mortgage Finance Program                           5.900    7/1/18     A1/A+*      800,000    828,968
TN Housing Development Agency Mortgage Finance Program                           5.700    1/1/08     A1/A+*      100,000    104,011
                                                                                                                          ----------
                                                                                                                          5,942,700

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.74% OF NET ASSETS
Metropolitan Nashville & Davidson County TN Belmont University                   6.300   12/1/14      Baa3        10,000     10,828
Metropolitan Nashville & Davidson County TN McKendree                            5.125    1/1/20       AA*     2,700,000  2,582,820
Metropolitan Nashville & Davidson County TN Vanderbilt                           6.000   10/1/16     Aa3/AA*     130,000    138,446
Metropolitan Nashville & Davidson County TN Vanderbilt                           5.375    7/1/18     Aa3/AA*   1,200,000  1,211,544
Metropolitan Nashville & Davidson County TN Vanderbilt                           6.500    5/1/16     Aa3/AA*      80,000     85,166
                                                                                                                          ----------
                                                                                                                          4,028,804

COUNTY GENERAL OBLIGATION
6.41% OF NET ASSETS
Marshall County TN General Obligation                                            5.600    6/1/14       A*          5,000      5,127
Metropolitan Nashville/Davidson County General Obligation                        5.125   5/15/25     Aa2/AA*     500,000    484,985
Metropolitan Nashville & Davidson County TN Limited Obligation                   7.000    9/1/11     A1*/A*      180,000    194,324
Shelby County TN General Obligation                                              5.625    4/1/14    Aa3/AA+*      60,000     63,210
Shelby County TN Health Educational & Housing Cameron Kirby                      5.900    7/1/18       A*      1,500,000  1,541,025
Shelby County TN Health Educational & Housing Cameron Kirby                      6.000    7/1/28       A*        500,000    510,930
Williamson County TN Rural School Building Revenue                               5.800    3/1/12       Aa        100,000    107,319
Williamson County TN General Obligation                                          5.600    9/1/10       Aa         45,000     48,166
                                                                                                                          ----------
                                                                                                                          2,955,086
STATE GENERAL OBLIGATION AND AGENCY
6.17% OF NET ASSETS
Hamilton County TN Multi-Family Housing Revenue                                  6.700    3/1/21       A*        450,000    496,130
Knoxville TN Development Corp Housing Revenue Clinton Tower                      6.600  10/15/07       A*        350,000    374,815
Metropolitan Nashville & Davidson County TN General Obligation                   5.125  11/15/19     Aa2/AA*   1,000,000    974,650
Shelby County TN General Olbigation Refunding                                    5.875    3/1/07    Aa2/AA+*      15,000     15,674
Tennessee Local Development Authority Student Loan Program                       5.750    3/1/11     A2/AA-*     200,000    210,984
Tennessee School Building Authority Revenue                                      6.250    5/1/17     A1/AA*       35,000     37,112
Wilson County TN General Obligation Refunding                                    5.100    5/1/16      AAA*       745,000    734,190
                                                                                                                          ----------
                                                                                                                          2,843,555
MUNICIPAL UTILITIES REVENUE BONDS
4.66% OF NET ASSETS
Knoxville TN Gas System Revenue                                                  5.400    3/1/15     Aa3/AA*     100,000    102,292
Knoxville TN Gas System Revenue Refunding & Improvement                          5.900    3/1/12     A1/AA*       25,000     26,098
Knoxville TN Waste Water System Revenue                                          5.100    4/1/18     Aa3/AA*     435,000    427,235
Memphis TN Sanitary Sewer System Revenue                                         5.750   10/1/14     Aa/AA*      100,000    105,249
Metropolitan Nashville & Davidson County TN Electric System                      5.625   5/15/14     Aa/AA*      500,000    522,510
Metropolitan Nashville & Davidson County TN Electric System                      5.200   5/15/23     Aa3/AA*     800,000    778,624
Metropolitan Nashville & Davidson County TN Water & Sewer                        5.500    1/1/16      A1/A*      185,000    185,709
                                                                                                                          ----------
                                                                                                                          2,147,717
PREREFUNDED BONDS
3.88% OF NET ASSETS
Chattanooga TN General Obligation                                                6.000    8/1/11     A1/AA-*     110,000    118,003
Jackson TN Water & Sewer Revenue                                                 7.200    7/1/12    Aaa/AAA*      10,000     11,700


    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1999
                                                                                         MATURITY                   PAR       MARKET
BOND DESCRIPTION                                                                COUPON     DATE      RATING+       VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Memphis TN Water Revenue                                                         6.000    1/1/12     Aa/AA*    $ 140,000  $ 149,349
Metropolitan Nashville & Davidson County TN Electric System                      6.000   5/15/12     Aa/AA*       30,000     32,114
Metropolitan Nashville & Davidson County TN Water & Sewer                        6.500   12/1/14    Aaa/AAA*      60,000     69,100
Milan TN Special School District                                                 6.750    4/1/13    Aaa/AAA*      60,000     65,229
Shelby County TN General Obligation Public Improvement Series A                  6.000    3/1/13     Aa/AA+*      30,000     31,671
Shelby County TN General Obligation Bond Prerefunded                             5.875    3/1/07      AA+*        35,000     36,545
Shelby County TN General Obligation Bond Prerefunded                             5.625    4/1/14      AA+*        20,000     21,472
Shelby County TN School Building Revenue                                         5.900    3/1/12     Aa/AA+*      10,000     10,532
Shelby County TN School Building Revenue                                         6.000    3/1/13     Aa/AA+*      35,000     36,950
Shelby County TN School Building Revenue                                         5.900    3/1/16     Aa/AA+*      50,000     52,660
Shelby County TN School Building Revenue                                         5.875    3/1/12     Aa/AA+*     150,000    158,120
Shelby County TN School Building Revenue                                         5.950    3/1/19     Aa/AA+*      40,000     42,178
Shelby County TN School Building Revenue                                         5.950    3/1/17     Aa/AA+*     100,000    105,445
Shelby County TN School Building Revenue                                         5.800    4/1/19     Aa/AA+*     100,000    107,278
Tipton County TN General Obligation High School                                  6.650    4/1/14    Aaa/AAA*      30,000     32,564
Wilson County TN Unlimited General Obligation                                    5.750    6/1/17    Aaa/AAA*     250,000    260,205
Wilson County TN Certificates of Participation                                   6.125   6/30/10        A        410,000    446,482
                                                                                                                          ----------
                                                                                                                          1,787,597
LOCAL GENERAL OBLIGATION BONDS
3.35% OF NET ASSETS
Cleveland TN Public Improvement General Obligation                               5.125    6/1/18    Aaa/AAA*     835,000    814,718
Collierville TN General Obligation Improvement                                   5.900    5/1/12       A1         30,000     32,384
Johnson City TN General Obligation                                               5.500    5/1/20    Aaa/AAA*     300,000    307,455
Memphis TN General Obligation Improvement                                        5.500   10/1/10     Aa/AA*       20,000     20,743
Metropolitan Nashville & Davidson County TN General Obligation                   5.625   5/15/17     Aa/AA*      250,000    260,305
Metropolitan Nashville & Davidson County TN General Obligation                   5.875   5/15/26     Aa/AA*      100,000    107,372
                                                                                                                          ----------
                                                                                                                          1,542,977
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.39% OF NET ASSETS
Chattanooga TN Industrial Development Board F L Haney Co                         7.200   2/15/09      AAA*        25,000     29,878
Chattanooga TN Industrial Development Board F L Haney Co                         7.200   8/15/10      AAA*        20,000     24,273
Chattanooga TN Industrial Development Board F L Haney Co                         7.200   2/15/10      AAA*       100,000    120,621
Chattanooga TN Industrial Development Board F L Haney Co                         7.200   8/15/09      AAA*        25,000     30,122
Cookeville TN Industrial Development Board General Hospital                      5.625   10/1/16       A*        200,000    209,152
Franklin TN Industrial Development Board Sussex Downs LTD                        6.250    6/1/07      AAA*        30,000     33,354
Maury County TN Pollution Control Revenue Saturn Corp Project                    6.500    9/1/24      A2/A*      100,000    110,226
TN Local Development Auth Cmnty Provider Pooled Loan Program                     6.450   10/1/14       A-*        40,000     43,613
TN Local Development Auth Cmnty Provider Pooled Loan Program                     6.250   10/1/09       A-*        30,000     32,609
TN Local Development Auth Cmnty Provider Pooled Loan Program                     7.000   10/1/11       A-*         5,000      5,459
                                                                                                                          ----------
                                                                                                                            639,307
RENTALS / MUNICIPAL LEASE BONDS
 .65% OF NET ASSETS
Memphis Shelby County TN Airport Revenue Refunding FedX                          6.750    9/1/12    Baa/BBB*     155,000    167,442
Memphis Shelby County TN Airport Special Facilities Revenue                      7.875    9/1/09    Baa/BBB*     120,000    131,820
                                                                                                                          ----------
                                                                                                                            299,262
                                                                                                                          ----------

Total Investments (cost $45,169,427)(a) - 98.35% of Net Assets                                                          $45,324,308
                                                                                                                          ==========

          *   Standard and Poor's Corporation

              All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                     Unrealized appreciation                                            $   750,880
                                                     Unrealized depreciation                                               (595,999)
                                                                                                                          ----------
                                                     Net unrealized appreciation                                        $   154,881
                                                                                                                          ==========



    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
ASSETS:
Investments in securities, at value (Cost: $45,169,427)                                              $ 45,324,308
Cash                                                                                                      400,665
Interest receivable                                                                                       856,960
Receivable from advisor                                                                                     3,900
                                                                                                     ------------
      Total assets                                                                                     46,585,833

LIABILITIES:
Payable for:
   Distributions                                                                 $ 462,651
   Management fee                                                                   19,291
   Transfer agent                                                                    5,123
   Other fees                                                                       12,393
                                                                                 ---------
      Total liabilities                                                                                   499,458
                                                                                                     ------------

NET ASSETS:
Net assets consist of:
Capital                                                                                              $ 46,040,370
Net accumulated capital gain distributions in excess of realized gains
   on investment transactions                                                                            (108,876)
Net unrealized appreciation in value of investments                                                       154,881
                                                                                                     ------------
Net assets at value                                                                                  $ 46,086,375
                                                                                                     ============
NET ASSET VALUE, offering price and redemption price per share
                 ($46,086,375 / 4,279,143 shares outstanding)                                        $      10.77
                                                                                                     ============

-----------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

Net investment income:
      Interest income                                                                                $  2,142,317
                                                                                                     ------------
      Expenses:
         Investment advisory fees                                                                         206,464
         Transfer agent                                                                                    55,552
         Professional fees                                                                                  5,841
         Trustee fees                                                                                       4,085
         Other expenses                                                                                    12,380
                                                                                                     ------------
         Total expenses                                                                                   284,322
         Expenses reimbursed by Investment Advisor                                                        (86,844)
                                                                                                     ------------
Net investment income                                                                                   1,944,839
                                                                                                     ------------
Realized and unrealized gain on investments
      Net realized loss                                                                                   (57,095)
      Net decrease in unrealized appreciation                                                          (1,016,125)
                                                                                                     ------------
Net realized and unrealized gain on investments                                                        (1,073,220)
                                                                                                     ------------
Net increase in net assets resulting from operations                                                 $    871,619
                                                                                                     ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

                                                                    1999           1998
                                                                 --------------------------
Increase in net assets:
  Operations:
    Net investment income                                        $ 1,944,839    $   962,119
    Net realized loss on investments                                 (57,095)        18,613
    Net decrease in unrealized appreciation                       (1,016,125)       679,328
                                                                 -----------    -----------
  Net increase in net assets resulting from operations               871,619      1,660,060
Distributions to shareholders from:
  Net capital gains                                                  (45,331)       (17,066)
  Net investment income                                           (1,944,839)      (962,119)
Net fund share transactions                                       18,032,867     14,812,946
                                                                 -----------    -----------
Total increase                                                    16,914,318     15,493,821
Net assets:
  Beginning of year                                               29,172,059     13,678,238
                                                                 -----------    -----------
  End of year                                                    $46,088,375    $29,172,059
                                                                 ===========    ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                            For the year ended June 30,
                                             --------------------------------------------------------------
                                                        1999       1998       1997     1996 (a)   1995 (a)
                                             --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $ 10.97    $ 10.53    $ 10.17     $10.05     $ 9.51
                                             --------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                 0.54       0.54       0.54       0.54       0.54
   Net gains (losses) on securities
      (both realized and unrealized)                    (0.19)      0.45       0.36       0.12       0.54
                                             --------------------------------------------------------------
Total from investment operations                         0.35       0.99       0.90       0.66       1.08
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                   (0.01)     (0.01)        --         --         --
   Distributions (from net investment income)           (0.54)     (0.54)     (0.54)     (0.54)     (0.54)
                                             --------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $ 10.77    $ 10.97    $ 10.53     $10.17     $10.05
                                             ==============================================================
Total return                                             3.03%      9.57%      8.96%      6.65%     11.65%
Net assets, end of year (in thousands)                $46,086    $29,172    $13,678     $8,056     $5,010
Ratio of expenses to average net assets                  0.48%      0.44%      0.55%      0.54%      0.34%
   Before expense reimbursement                          0.69%      0.74%      0.77%      0.90%      1.16%
Ratio of net investment income to average net assets     4.50%      4.64%      4.92%      4.91%      4.77%
   After expense reimbursement                           4.71%      4.94%      5.15%      5.27%      5.59%
Portfolio turnover                                      14.76%     12.62%      5.14%      9.13%      6.84%
(a) Audited by other auditors.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1999
                                                                                       MATURITY                  PAR         MARKET
BOND DESCRIPTION                                                             COUPON      DATE       RATING+     VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
31.06% OF NET ASSETS
Bristol TN Health & Education Facility-Memphis Hospital                       6.30       9/1/00    Aaa/AAA*   $ 50,000  $    51,564
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                   5.10      10/1/01    Aaa/AAA*     10,000       10,267
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                   5.13      10/1/02    Aaa/AAA*     50,000       51,635
Hamilton County TN Industrial Development Lease Revenue                       5.50       9/1/02    Aaa/AAA*    100,000      104,539
Knox County Utility District Water & Sewer Revenue                            5.25      12/1/06    Aaa/AAA*    220,000      227,119
LaFollette TN Electric System Revenue                                         5.50       3/1/01      Aaa       165,000      169,620
Metropolitan Nashville Airport Revenue                                        6.20       7/1/02    Aaa/AAA*     25,000       26,545
Metropolitan Nashville Airport Authority TN Airport                           5.00       7/1/04    Aaa/AAA*    200,000      206,422
Monroe County TN Rural School Refinancing General Obligation                  4.50       6/1/08      Aaa       210,000      205,762
TN Energy Acquisition Corporation Gas Revenue  Ser:A                          4.75       9/1/02    Aaa/AAA*    250,000      253,358
TN Energy Acquisition Corporation Gas Revenue Ser:B                           4.50       9/1/08    Aaa/AAA*    300,000      294,021
Unicoi County TN General Obligation Unlimited                                 5.40       4/1/10    Aaa/AAA*    200,000      206,170
                                                                                                                        ------------
                                                                                                                          1,807,022
COUNTY GENERAL OBLIGATION BONDS
19.48% OF NET ASSETS
Cheatham County TN General Obligation                                         4.35       4/1/04       A3       200,000      200,328
Madison County TN School General Obligation                                   6.00       4/1/01       A1        10,000       10,386
Maury County TN General Obligation                                            4.50       6/1/01       A1        75,000       76,016
Metropolitan Government Nashville & Davidson County TN General Obligation     4.60     11/15/01     Aa/AA*      50,000       50,785
Metropolitan Government Nashville & Davidson County TN General Obligation     4.25     11/15/05    Aa2/AA*     400,000      394,492
Metropolitan Government Nashville & Davidson County TN General Obligation     6.50       9/1/00     A1/A*       50,000       51,602
Rutherford County TN General Obligation                                       4.75       4/1/01     Aa/AA*     100,000      101,573
Rutherford County TN Capital Outlay Notes General Obligation                  4.70       4/1/02    Aa/AA-*      45,000       45,905
Shelby County Mutli-Family Housing  Cameron Kibry-A  General Obligation       4.70       7/1/02       A*       200,000      202,454
                                                                                                                        ------------
                                                                                                                          1,133,541
PREREFUNDED BONDS
12.96% OF NET ASSETS
Bristol TN Health & Education Facility-Memorial Hospital                      7.00       9/1/21    Aaa/AAA*    100,000      107,151
Johnson City TN Health & Education Revenue                                    6.75       7/1/06    Aaa/AAA*     20,000       21,506
Johnson City TN Health & Education Revenue                                    6.75       7/1/16    Aaa/AAA*    430,000      462,216
Metropolitan Government Nashville & Davidson Co Elec RevS:A                   9.90       7/1/05    Aaa/AAA*     50,000       54,066
Metropolitan Nashville TN Airport Improvement Revenue                         7.75       7/1/06    Aaa/AAA*    100,000      109,423
                                                                                                                        ------------
                                                                                                                            754,362
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.74% OF NET ASSETS
Chattanooga TN Catholic Health Initiatives  Series A                          5.50      12/1/06    Aa2/AA*     200,000      208,770
Jackson TN Hospital Refunding & Improvement Revenue                           4.80       4/1/02     A1/A+*      60,000       61,142
Metropolitan Government Nashville & Davidson Counties TN                      4.30       8/1/04      AA*       300,000      297,018
                                                                                                                        ------------
                                                                                                                            566,930
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.47% OF NET ASSETS
Metro Government Nashville/Davidson County TN Multi-Family                    4.80       1/1/01      AAA*       50,000       50,716
Metropolitan Government of Nashville & Davidson Counties                      4.50      10/1/03    Aa3/AA*     100,000      100,841
Shelby County TN Multi-Family Housing   Memphis  Series A                     5.00       1/1/09       A*       240,000      238,387
TN Housing Development Agency Mortgage Finance                                5.30       1/1/03     A1/A+*     100,000      103,055
                                                                                                                        ------------
                                                                                                                            492,999
ESCROWED TO MATURITY BONDS
4.64% OF NET ASSETS
Knox County TN 1st Utility District  Water Revenue                            6.00      12/1/01      Aaa       100,000      104,846
Metro Government Nashville/Davidson County TN  Meharry Medical                7.88      12/1/04      AAA*      150,000      165,000
                                                                                                                        ------------
                                                                                                                            269,846
STATE MORTGAGE REVENUE BONDS
3.57% OF NET ASSETS
TN Housing Development Mortgage Agency  Series A                              5.50       1/1/05     A1/A+*     200,000      207,974
                                                                                                                        ------------
                                                                                                                            207,974
INDUSTRIAL REVENUE BONDS
2.54% OF NET ASSETS
Bristol TN Industrial Development Board Revenue                               4.80       3/1/01      AA*        70,000       71,027
Chattanooga TN Industrial Development-F.L.Haney Corporation                   6.70      8/15/00      AAA*       25,000       25,882
Franklin TN Industrial Development Multi-Family Housing                       4.65      10/1/00    Aaa/AAA*     50,000       50,739
                                                                                                                        ------------
                                                                                                                            147,648
STATE GENERAL OBLIGATION BONDS
1.77% OF NET ASSETS
TN State General Obligation                                                   5.00       3/1/03    Aaa/AA+*    100,000      103,065
                                                                                                                        ------------
                                                                                                                            103,065


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1999
                                                                                       MATURITY                  PAR         MARKET
BOND DESCRIPTION                                                             COUPON      DATE       RATING+     VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LOCAL GENERAL OBLIGATION BONDS
1.13% OF NET ASSETS
Chattanooga TN Refunding General Obligation                                   5.00      11/1/00    A1/AA-*    $ 30,000  $    30,498
Kingsport TN Water Refunding General Obligation                               5.30       8/1/00     A1/A+*      25,000       25,459
Mufreesboro TN General Obligation                                             5.70       9/1/99       A1        10,000       10,043
                                                                                                                        ------------
                                                                                                                             66,000
PUBLIC FACILITY BONDS
 .77% OF NET ASSETS
Hardeman County TN Correctional Facility Revenue                              7.00       8/1/05       A*        40,000       45,089
                                                                                                                        ------------
                                                                                                                             45,089
MUNICIPAL UTILITY BONDS
 .43% OF NET ASSETS
Memphis TN Sanitation Sewer System Revenue                                    5.50      10/1/99     Aa/AA*      25,000       25,137
                                                                                                                        ------------
                                                                                                                             25,137
                                                                                                                        ------------

Total Investments (cost $5,612,508)(a) - 96.58% of Net Assets                                                           $ 5,619,613
                                                                                                                        ============

          *   Standard and Poor's Corporation

              All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                     Unrealized appreciation                                            $    29,698
                                                     Unrealized depreciation                                                (22,593)
                                                                                                                        ------------
                                                     Net unrealized appreciation                                        $     7,105
                                                                                                                        ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
ASSETS:
Investments in securities, at value (Cost: $5,612,508)                                      $ 5,619,613
Cash                                                                                            288,684
Receivable from investments sold                                                                 45,200
Interest receivable                                                                              97,339
Receivable from Advisor                                                                           3,017
                                                                                            -----------
      Total assets                                                                            6,053,853

LIABILITIES:
Payable for:
   Investments purchased                                                   $ 208,754
   Distributions                                                              19,807
   Transfer agent                                                              5,615
   Other fees                                                                    938
                                                                           ---------
      Total liabilities                                                                         235,114
                                                                                            -----------

NET ASSETS:
Capital                                                                                       5,831,253
Net accumulated realized losses on investment transactions                                      (19,619)
Net unrealized appreciation in value of investments                                               7,105
                                                                                            -----------
Net assets at value                                                                         $ 5,818,739
                                                                                            ===========
NET ASSET VALUE, offering price and redemption price per share
                 ($5,818,739 /  563,149 shares outstanding)                                 $     10.33
                                                                                            ===========

-------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

Net investment income:

      Interest income                                                                       $   284,826
                                                                                            -----------
      Expenses:
         Investment advisory fees                                                                33,510
         Transfer agent                                                                          10,053
         Professional fees                                                                        1,055
         Trustee fees                                                                               669
         Other expenses                                                                           3,755
                                                                                            -----------
         Total expenses                                                                          49,042
         Expenses reimbursed by Investment Advisor                                              (11,427)
                                                                                            -----------
Net investment income                                                                           247,211
                                                                                            -----------
Realized and unrealized loss on investments
      Net realized loss                                                                         (14,486)
      Net decrease in unrealized appreciation                                                   (69,288)
                                                                                            -----------
Net realized and unrealized loss on investments                                                 (83,774)
                                                                                            -----------
Net increase in net assets resulting from operations                                        $   163,437
                                                                                            ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX FREE SHORT-TO-MEDIUM SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998
                                                                                                  1999               1998
                                                                                              -----------------------------
Increase in net assets:
   Operations:
      Net investment income                                                                   $   247,211       $   144,765
      Net realized loss on investments                                                            (14,486)           (2,666)
      Net increase (decrease) in unrealized appreciation                                          (69,288)           38,777
                                                                                              -----------------------------
   Net increase in net assets resulting from operations                                           163,437           180,876
   Dividends to shareholders                                                                     (247,211)         (144,765)
   Net fund share transactions                                                                  1,157,488         1,716,083
                                                                                              -----------------------------
Total increase                                                                                  1,073,714         1,752,194
Net assets:
   Beginning of year                                                                            4,745,025         2,992,831
                                                                                              -----------------------------
   End of year                                                                                $ 5,818,739       $ 4,745,025
                                                                                              =============================

-----------------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                                  For the years ended June 30,
                                                     -------------------------------------------------------------
                                                             1999       1998        1997      1996(c)   1995(a)(c)
                                                     -------------------------------------------------------------
Net Asset Value, beginning of year                          $10.44     $10.32      $10.25     $10.20     $10.00
                                                     -------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                      0.39       0.41        0.42       0.42       0.28
   Net gains or losses on securities
      (both realized and unrealized)                         (0.11)      0.12        0.07       0.05       0.20
                                                     -------------------------------------------------------------
Total from investment operations                              0.28       0.53        0.49       0.47       0.48
Less Distributions:
   Distributions (from net investment income)                (0.39)     (0.41)      (0.42)     (0.42)     (0.28)
                                                     -------------------------------------------------------------
Net Asset Value, end of year                                $10.33     $10.44      $10.32     $10.25     $10.20
                                                     =============================================================
Total return (b)                                              2.67%      5.26%       4.83%      4.62%      7.41%
Net assets, end of  year (in thousands) (b)                 $5,819     $4,745      $2,993     $2,455     $1,535
Ratio of expenses to average net assets (b)                   0.56%      0.51%       0.47%      0.50%      0.28%
   Before expense reimbursement (b)                           0.73%      0.81%       0.85%      1.19%      2.05%
Ratio of net investment income to average net assets (b)      3.52%      3.67%       3.67%      3.36%      1.03%
   After expense reimbursement (b)                            3.69%      3.97%       4.04%      4.05%      2.80%
Portfolio turnover                                           81.81%     67.59%      24.49%     23.17%      0.71%
(a) Commencement of operations November 1, 1994.
(b) Annualized for periods less than a year.
(c) Audited by other auditors.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
GOVERNMENT SECURITIES AND AGENCIES -- 100%
JUNE 30, 1999

                                                                    MATURITY
BOND DESCRIPTION                                      COUPON          DATE      RATING+        PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
72.59% OF NET ASSETS
Medium Term Note                                       7.700       08/10/2004   Aaa/AAA*       $ 250,000     $   250,480
Medium Term Note                                       7.170       06/26/2007   Aaa/AAA*       1,000,000         993,020
Medium Term Note                                       6.950       11/13/2008   Aaa/AAA*       1,105,000       1,100,916
Medium Term Note                                       6.560       11/26/2007   Aaa/AAA*         300,000         293,193
Medium Term Note                                       7.780       09/29/2006   Aaa/AAA*         300,000         300,693
Medium Term Note                                       7.280       05/23/2007   Aaa/AAA*       1,000,000       1,006,944
Medium Term Note                                       6.470       03/13/2008   Aaa/AAA*         600,000         585,472
Medium Term Note                                       6.000       09/29/2008   Aaa/AAA*         500,000         469,949
Medium Term Note                                       6.030       02/02/2009   Aaa/AAA*       2,000,000       1,877,194
Medium Term Note                                       6.160       03/02/2009   Aaa/AAA*       1,000,000         946,372
                                                                                                             -----------
                                                                                                               7,824,233
FEDERAL HOME LOAN BANK
21.56% OF NET ASSETS
Medium Term Note                                       8.170       12/16/2004   Aaa/AAA*       2,000,000       2,165,307
Medium Term Note                                       7.560       09/01/2004   Aaa/AAA*         150,000         158,074
                                                                                                             -----------
                                                                                                               2,323,381
FEDERAL HOME LOAN MORTGAGE CORPORATION
6.67% OF NET ASSETS
Medium Term Note                                       7.225       11/08/2006   Aaa/AAA*         250,000         248,743
Medium Term Note                                       6.010       12/29/2008   Aaa/AAA*         500,000         470,083
                                                                                                             -----------
                                                                                                                 718,826
                                                                                                             -----------

Total Investments (cost $10,938,031)(a) - 100.82% of Net Assets                                              $10,866,440
                                                                                                             ===========

          *   Standard and Poor's Corporation

              All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                                                                      Unrealized appreciation                    183,501
                                                                      Unrealized depreciation                   (255,092)
                                                                                                             -----------
                                                                      Net unrealized depreciation            $   (71,591)
                                                                                                             ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999


ASSETS:
Investments in securities, at value (Cost: $10,938,031)                                        $ 10,866,440
Interest receivable                                                                                 137,571
                                                                                          ------------------
      Total assets                                                                               11,004,011
LIABILITIES:
Cash overdraft                                                                  $ 149,023
Payable for:
   Distributions                                                                   62,357
   Fund shares redeemed                                                             1,000
   Management fee                                                                   1,809
   Transfer agent                                                                   1,357
   Other fees                                                                      10,268
                                                                         -----------------
      Total liabilities                                                                             225,814
                                                                                          ------------------

NET ASSETS:
Capital                                                                                          11,601,762
Net accumulated realized losses on investment transactions                                         (751,974)
Net unrealized depreciation in value of investments                                                 (71,591)
                                                                                          ------------------
Net assets at value                                                                            $ 10,778,197
                                                                                          ==================
NET ASSET VALUE, offering price and redemption price per share
             ($10,778,197 / 1,108,018 shares outstanding)                                      $       9.73
                                                                                          ==================

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 1999
Net investment income:
      Interest income                                                                             $ 722,933
                                                                                          ------------------
      Expenses:
         Investment advisory fees                                                                    21,315
         Transfer agent                                                                              15,987
         Professional fees                                                                            1,555
         Trustee fees                                                                                 1,096
         Other expenses                                                                              11,668
                                                                                          ------------------
         Total expenses                                                                              51,621
                                                                                          ------------------
Net investment income                                                                               671,312
                                                                                          ------------------
Realized and unrealized gain on investments
      Net realized gain                                                                              23,592
      Net decrease in unrealized appreciation                                                      (498,462)
                                                                                          ------------------
Net realized and unrealized loss on investments                                                    (474,870)
                                                                                          ------------------
Net increase in net assets resulting from operations                                              $ 196,442
                                                                                          ==================



     The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 1999 and 1998


                                                                                              1999             1998
                                                                                        ----------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                                     $ 671,312       $ 579,327
      Net realized gain on investments                                                             23,592          11,397
      Net increase (decrease) in unrealized appreciation                                         (498,462)        198,164
                                                                                        ----------------------------------
   Net increase in net assets resulting from operations                                           196,442         788,888
   Distributions to shareholders                                                                 (671,312)       (579,327)
   Net fund share transactions                                                                  1,656,961       1,098,229
                                                                                        ----------------------------------
Total increase                                                                                  1,182,091       1,307,790
Net assets:
   Beginning of year                                                                            9,596,106       8,288,316
                                                                                        ----------------------------------
   End of year                                                                               $ 10,778,197     $ 9,596,106
                                                                                        ==================================

--------------------------------------------------------------------------------------------------------------------------



     The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                        For the years ended June 30,
                                             ---------------------------------------------------
                                                    1999       1998     1997    1996(a)  1995(a)
                                             ---------------------------------------------------
Net Asset Value, beginning of year                 $10.14     $9.89     $9.85   $10.15    $9.65
                                             ---------------------------------------------------
Income From Investment Operations:
   Net investment income                             0.64      0.66      0.72     0.72     0.69
   Net gains or losses on securities
      (both realized and unrealized)                (0.41)     0.25      0.04    (0.30)    0.50
                                             ---------------------------------------------------
Total from investment operations                     0.23      0.91      0.76     0.42     1.19
Less Distributions:
   Distributions (from net investment
     income)                                        (0.64)    (0.66)    (0.72)   (0.72)   (0.69)
                                             ---------------------------------------------------
Net asset value, end of year                        $9.73    $10.14     $9.89    $9.85   $10.15
                                             ===================================================
Total return                                         2.21%     9.47%     7.95%    4.15%   12.78%
Net assets, end of year (in thousands)            $10,778    $9,596    $8,288   $7,765   $7,713
Ratio of expenses to average net assets              0.49%     0.53%     0.50%    0.40%    0.40%
   Before expense reimbursement                      0.49%     0.53%     0.56%    0.62%    0.61%
Ratio of net investment income to average
 net assets                                          6.32%     6.57%     7.20%    6.89%    6.85%
   After expense reimbursement                       6.32%     6.57%     7.26%    7.11%    7.06%
Portfolio turnover                                  24.04%    23.49%    40.86%   33.89%   74.98%
(a) Audited by other auditors.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999



1.     SIGNIFICANT  ACCOUNTING POLICIES

       Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a "Fund" and collectively the "Funds") and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers seven series:

              the Kentucky Tax-Free Income Series, a diversified portfolio, the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the North Carolina Tax-Free Income Series, a non-diversified portfolio,
              the North Carolina Tax-Free Short-to-Medium Series, a
                non-diversified portfolio,

              the Tennessee Tax-Free Income Series, a diversified portfolio, the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and

              the Intermediate Government Bond Series, a non-diversified portfolio.

       The investment strategy of the six state tax-free funds is to maintain 100% of their investments in Kentucky, North Carolina or Tennessee municipal securities. Regarding the Kentucky Series, unlike many states, payment on nearly all Kentucky municipal securities depends upon revenue generated by the property financed by the securities, and the securities are not general obligations of the issuer.

       The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

       A.     SECURITY VALUATION
              Securities are valued by using market quotation or obtained from yield data relating to instruments or securities with similar characteristics as determined in good faith under the direction of the Funds' Board of Trustees.

       B.     SECURITY TRANSACTIONS
              Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

       C.     SECURITY INCOME
              Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999



1.     SIGNIFICANT  ACCOUNTING POLICIES, CONTINUED:


       D.     FEDERAL INCOME TAXES
              Each of the Funds is a separate entity for federal income tax purposes. It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 1999. Therefore, no federal income tax provision is required.


       E.     DISTRIBUTIONS
              All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

             MONTHLY for:     the Kentucky Tax-Free Short-to-Medium Series, and
                              the North Carolina Tax-Free Short-to-Medium
                                 Series, and
                              the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series, and

             QUARTERLY for:   the Kentucky Tax-Free Income Series, and
                              the North Carolina Tax-Free Income Series, and the Tennessee Tax-Free Income Series

               Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

       F.     ESTIMATES
              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.     INVESTMENT  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

       The Trustees of the Trust consist of six individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. Two of the Trust's trustees are "interested persons" of the Trust's Investment Advisor and of the Trust within the meaning of
       Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc. Dupree & Company, Inc. also serves as the Trust's Transfer Agent.

       The Funds have a contractual agreement with Star Bank, N.A. whereby the bank will provide certain custodial services for $1.00 per year.

       Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds' portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999

2.   INVESTMENT  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES, CONTINUED:

       RANGE OF NET ASSETS                                                       $100,000,001-
                                                          $0-$100,000,000        $150,000,000       $150,000,001+

       Kentucky Tax-Free Income Series                       .50 of 1%             .45 of 1%          .40 of 1%
       Kentucky Tax-Free Short-to-Medium Series              .50 of 1%             .45 of 1%          .40 of 1%
       North Carolina Tax-Free Income Series                 .50 of 1%             .45 of 1%          .40 of 1%
       North Carolina Tax-Free Short-to-Medium Series        .50 of 1%             .45 of 1%          .40 of 1%
       Tennessee Tax-Free Income Series                      .50 of 1%             .45 of 1%          .40 of 1%
       Tennessee Tax-Free Short-to-Medium Series             .50 of 1%             .45 of 1%          .40 of 1%
       Intermediate Government Bond Series                   .20 of 1%             .20 of 1%          .20 of 1%

       However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

       For the period ended June 30, 1999 investment advisory fees for:

       the North Carolina Tax-Free Income Series totaled $69,119; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $42,430 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $13,989; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $9,519 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $206,464; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $86,844 in accordance with the investment advisory agreement, the Tennessee Tax-Free Short-to-Medium Series totaled $33,510; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $11,427 in accordance with the investment advisory agreement, and

       In addition, each Fund has entered into a shareholder service agreement with Dupree & Company, Inc. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amounts in excess of $20,000,000.

3.     PURCHASES AND SALES OF SECURITIES

       The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 1999, the market value of securities segregated for these types of transactions was as follows:

       Kentucky Tax-Free Income Series                                 $5,284,388


DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999

3.    PURCHASES AND SALES OF SECURITIES, CONTINUED:

       During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:

                                                                           Purchases              Sales
                                                                           -----------          ----------
       Kentucky Tax-Free Income Series                               $     106,082,194   $      43,570,749
       Kentucky Tax-Free Short-to-Medium Series                             23,383,117          15,932,130
       North Carolina Tax-Free Income Series                                11,487,794           1,646,001
       North Carolina Tax-Free Short-to-Medium Series                        2,477,274             705,650
       Tennessee Tax-Free Income Series                                     22,830,585           5,908,931
       Tennessee Tax-Free Short-to-Medium Series                             6,620,978           5,367,939
       Intermediate Government Bond Series                                   4,580,500           2,544,938

4.     CAPITAL SHARES

       At June 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

---------------------------------------------------------------------------------------------------------------------
KENTUCKY TAX-FREE INCOME SERIES                      YEAR ENDED JUNE 30, 1999          YEAR ENDED JUNE 30, 1998
                                                       SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                           12,037,741      $ 92,522,784        8,274,443     $ 63,166,991
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                  1,497,738        11,537,082        1,330,547       10,107,037
SHARES REDEEMED                                       (5,684,458)      (43,600,775)      (4,637,701)     (35,382,044)
NET INCREASE                                           7,851,021       $60,459,091        4,967,289      $37,891,984
------------------------------------------------- --------------- ----------------- ---------------- ----------------



------------------------------------------------- --------------------------------- ---------------------------------
KENTUCKY TAX-FREE
SHORT-TO-MEDIUM SERIES                               YEAR ENDED JUNE 30, 1999          YEAR ENDED JUNE 30, 1998
                                                       SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                            6,072,689      $ 32,118,854        4,280,299     $ 22,602,280
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                    320,987         1,698,602          301,877        1,593,039
SHARES REDEEMED                                       (5,379,335)      (28,432,548)      (4,621,840)     (24,399,867)
NET DECREASE                                           1,014,341        $5,384,908          (39,664)       $(204,548)
------------------------------------------------- --------------- ----------------- ---------------- ----------------



------------------------------------------------- --------------------------------- ---------------------------------
NORTH CAROLINA TAX-FREE
INCOME SERIES                                        YEAR ENDED JUNE 30, 1999          YEAR ENDED JUNE 30, 1998
                                                        SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                            1,056,498      $ 11,551,644          612,725      $ 6,555,188
SHARES ISSUED FOR REINVESTMENT  FROM
CAPITAL GAINS                                                533             5,859                0                0
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                     35,760           391,836           16,794          178,616
SHARES REDEEMED                                         (175,335)       (1,918,344)         (60,759)        (649,326)
NET INCREASE                                             917,456       $10,030,995          568,760       $6,084,478
------------------------------------------------- --------------- ----------------- ---------------- ----------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999

4.     CAPITAL SHARES, CONTINUED:

------------------------------------------------- --------------------------------- ---------------------------------
NORTH CAROLINA TAX-FREE
SHORT-TO-MEDIUM SERIES                                YEAR ENDED JUNE 30, 1999          YEAR ENDED JUNE 30, 1998
                                                        SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              308,018       $ 3,155,669          166,808      $ 1,702,208
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                      8,750            89,774            5,170           52,695
SHARES REDEEMED                                         (140,946)       (1,443,301)        (101,790)      (1,037,161)
NET INCREASE                                             175,822        $1,802,142           70,188         $717,742
------------------------------------------------- --------------- ----------------- ---------------- ----------------



-------------------------------------------------- -------------------------------- ---------------------------------
TENNESSEE TAX-FREE INCOME SERIES                      YEAR ENDED JUNE 30, 1999         YEAR ENDED JUNE 30, 1998
                                                         SHARES          AMOUNT            SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                             2,393,811     $ 26,549,094         1,497,327    $ 16,307,421
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                      69,683          773,724            40,478         436,058
SHARES ISSUED FOR REINVESTMENT  FROM
CAPITAL GAIN                                                3,050           33,982             1,015          11,036
SHARES REDEEMED                                          (846,081)      (9,323,933)         (179,345)     (1,941,569)
NET INCREASE                                            1,620,463      $18,032,867         1,359,475     $14,812,946
-------------------------------------------------- --------------- ---------------- ----------------- ---------------



------------------------------------------------- --------------------------------- ---------------------------------
TENNESSEE TAX-FREE
SHORT-TO-MEDIUM SERIES                                 YEAR ENDED JUNE 30, 1999          YEAR ENDED JUNE 30, 1998
                                                         SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              744,695       $ 7,803,486          464,170      $ 4,840,427
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                     15,072           157,957           10,556          109,973
SHARES REDEEMED                                         (650,969)       (6,803,955)        (310,299)      (3,234,317)
NET INCREASE                                             108,798        $1,157,488          164,427       $1,716,083
------------------------------------------------- --------------- ----------------- ---------------- ----------------



------------------------------------------------- --------------------------------- ---------------------------------
INTERMEDIATE GOVERNMENT BOND
SERIES                                                 YEAR ENDED JUNE 30, 1999          YEAR ENDED JUNE 30, 1998
                                                         SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              382,007       $ 3,884,292          197,726      $ 1,997,534
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                     42,147           428,535           36,875          371,910
SHARES REDEEMED                                         (262,548)       (2,655,866)        (126,069)      (1,271,215)
NET INCREASE                                             161,606        $1,656,961          108,532       $1,098,229
------------------------------------------------- --------------- ----------------- ---------------- ----------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999

5.  FEDERAL INCOME TAXES

    At June 30, 1999, the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. The capital loss carryforwards expire as follows:

                                       KY            NC          TN
                        KY          Tax-Free      Tax-Free    Tax-Free     Intermediate
                     Tax-Free       Short-to      Short-to    Short-to      Government
                      Income         Medium        Medium      Medium          Bond
                      Series         Series        Series      Series         Series


          2003           $131,372       $344,195    $   ---        $ ---        $664,593
          2004           ---              10,144        1,436          807        87,381
          2005           ---             188,198        1,015        1,660       ---
          2006           ---              73,155          804        2,666       ---
                    ---------------------------------------------------------------------

Net accumulated
realized losses          $131,372       $615,692       $3,255       $5,133      $751,974
                    =====================================================================

       The amount of long-term capital gains paid for the fiscal year ended June 30, 1999 were as follows:

           Tennessee Tax-Free Income Series                             $29,465
           North Carolina Tax-Free Income Series                       $  6,826

       For the year ended June 30, 1999, all of the distributions made from net investment income of the Dupree municipal bond funds are tax-exempt for federal income tax purposes.

6.     LINE OF CREDIT AGREEMENT

       Under the terms of an agreement with Star Bank, N.A., principal amounts up to 5% of a Fund's net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on the prime rate of the bank (8.00% at June 30, 1999). Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

              - Provide the lender with the Funds' annual report
              - Comply with all agreements with the lender and with
                applicable laws and regulations
              - Maintain appropriate insurance coverage

       No borrowings were outstanding nor was the line of credit drawn on during the fiscal year 1999.

                         Report of Independent Auditors


The Board of Trustees and Shareholders
Dupree Mutual Funds


We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprised of Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Intermediate Government Bond Series) (the Funds) as of June 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dupree Mutual Funds as of June 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.


                                                     /s/ Ernst & Young LLP

July 30, 1999
Cincinnati, Ohio

                               DUPREE MUTUAL FUNDS
                        POST-EFFECTIVE AMENDMENT NO. 39


PART C of Form N-1A OTHER INFORMATION-------------Page-------------------------


Item 23.

(A)      Articles of Incorporation
(B)      Bylaws

(C) Certificates of shares of beneficial interest are available for investors of each series, if requested. Most investors keep only a book entry of their shares of beneficial interest and do not request the issuance of actual certificates. Articles V and VI of the Declaration of Trust of the Registrant define the rights of holders of the securities. The Declaration of Trust is included herein as Articles V and VI of Exhibits (a).
(D)      Investment Advisory Contracts
(E)      NA
(F)      NA
(G)      Custodian Agreements
(H)      Transfer Agent Agreement
(I)      Legal Opinion
(J)      Consent of Independent Accountants
(K) Schedule for computation of each performance quotation shown at "How to Compute Our Yields" in Statement of Additional Information
(L)      NA
(M)      NA
(N)      NA

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Inapplicable

Item 25. INDEMNIFICATION
         Inapplicable

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
         The Registrant's Investment Adviser, Dupree & Company, Inc., is a Kentucky Corporation located at 125 South Mill Street, Suite 100, Lexington, Kentucky 40507, and it serves as the Transfer Agent for the Registrant. Thomas P. Dupree, is the Chairman of the Board of Dupree & Company, Inc., and President of the Registrant. Fred L. Dupree, Jr., is Vice President, Secretary and Treasurer of Dupree & Company, Inc., and the Registrant. William T. Griggs, II is President of Dupree & Company, Inc. and Vice President and Assistant Secretary for the Registrant.

Item 27. PRINCIPAL UNDERWRITERS
         Inapplicable

Item 28. LOCATION OF ACCOUNTS AND RECORDS
         Registrant's Transfer Agent and Dividend Disbursing Agent is Dupree & Company, Inc., 125 South Mill Street, Vine Center, Lexington, Kentucky 40507

Item 29. MANAGEMENT SERVICES
         Described in parts A and B

Item 30. UNDERTAKINGS
         None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on the this 2nd day of September 8, 1999

                                            DUPREE MUTUAL FUNDS



                                            By   /s/ Thomas P. Dupree, Sr.
                                                 -------------------------------
                                                 Thomas P. Dupree, Sr.
                                                 President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signatures                         Title                                          Date
         ----------                         -----                                          ----

/s/ Thomas P. Dupree, Sr.            President (Principal Executive  Officer)             9-8-99
-------------------------            and Trustee



/s/ Fred L. Dupree, Jr.              Vice President, Secretary, and Treasurer             9-8-99
-------------------------            (Principal Financial and Accounting Officer)
                                     and Trustee

/s/ William T. Griggs II             Vice President, Assistant Secretary and Trustee      9-8-99
-------------------------


/s/ William A. Combs, Jr.            Trustee                                              9-8-99
-------------------------


                                     Trustee
-------------------------                                                                 ------
Robert L. Maddox



/s/ William S. Patterson             Trustee                                              9-8-99
-------------------------

/s/ Lucy A. Breathitt                Trustee
-------------------------                                                                 ------

                               DUPREE MUTUAL FUNDS

                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO 39

                                       TO

                        FORM N-1A REGISTRATION STATEMENT

                                      UNDER

                             SECURITIES ACT OF 1933

                                       AND

                         INVESTMENT COMPANY ACT OF 1940

                                                                     Item 23(A)

                              DECLARATION OF TRUST

                               DUPREE MUTUAL FUNDS

                                      INDEX
                                                                     Page

Article I         Name and Principal Office  ........                1

Article II        Definitions  ...............                       2

Article III       Purpose  .................                         3

Article IV        The Trustees    ..............                     4
  Section 4.1        Number, Designation, Election, Term,
                     etc.    ................                        4
     (A)    Initial Trustees     ............                        4
     (B)    Number     .................                             4
     (C)    Term     ..................                              5
     (D)    Resignation and Retirement  ........                     5
     (E)    Removal    .................                             5
     (F)    Vacancies    ................                            5
     (G)    Effect of Death, Resignation, etc. ...                   6
     (H)    No Accounting    ..............                          6
  Section 4.2     Powers of Trustees    .........                    7
     (A)    Investments    ...............                           8
     (B)    Disposition of Assets    ..........                      8
     (C)    Ownership Powers  .............                          9
     (D)    Subscription     ..............                          9
     (E)    Form of Holding    .............                         9
     (F)    Reorganization, etc.     ..........                      9
     (G)    Voting Trusts, etc.    ...........                       10
     (H)    Compromise     ...............                           10
     (1)    Partnerships, .etc.     ...........                      10
     (J)    Borrowing and Security  ..........                       10
     (K)    Guarantees, etc.     ............                        11
     (L)    Insurance    ................                            11
     (M)    Pensions, etc.     .............                         12
  Section 4.3    Certain Contracts    ..........                     12
     (A)    Advisory     ................                            13
     (B)    Administration     .............                         13
     (C)    Distribution     ..............                          13
     (D)    Custodian and Depository     ........                    14
     (E)    Transfer and Dividend Disbursing Agent . .               14
     (F)    Shareholder Servicing    ..........                      14
     (G)    Accounting     ...............                           14
  Section 4.4   Payment of Trust Expenses and
                            Compensation of Trustees    ......       16

  Section 4.5   Ownership of Assets of the Trust . .                 17

Index                                                                Page


Article V       Shares    .................                          17
   Section 5.1   Description of Shares  ........                     17
   Section 5.2   Establishment and Designation of
                 Series    ...............                           20
     (A)    Assets Belonging to Series     .......                   21
     (B)    Liabilities Belonging to Series      ....                22
     (C)    Dividends      ...............                           23
     (D)    Liquidation      ..............                          24
     (E)    Voting     .................                             25
     (F)    Redemption by Shareholder      .......                   26
     (G)    Redemption by Trust      ..........                      28
     (H)    Net Asset Value       ............                       29
     (1)    Transfer     ................                            31
     (J)    Equality     ................                            31
     (K)    Fractions    ................                            32
     (L)    Conversion Rights    ............                        32
   Section 5.3    Ownership of Shares     ........                   32
   Section 5.4    Investments in the Trust    ......                 33
   Section 5.5    No Preemptive Rights    ........                   33
   Section 5.6    Status of Shares and Limitations                   33
                    of Personal Liability     .......                33
Article VI    Voting and Meeting of Shareholders    ...              34
   Section 6.1    Voting Powers  ............                        34
   Section 6.2    Meetings    ..............                         35
   Section 6.3    Record Dates    ............                       36
   Section 6.4    Quorum and Required Vote    ......                 37
   Section 6.5    Action by Unanimous Consent     ....               38
   Section 6.6    Inspection of Records   ........                   38
   Section 6.7    Additional Provisions  ........                    38
Article VII   Limitation of Liability-Indemnification .              38
   Section 7.1    Trustees,  Shareholders, etc. Not
                    Personally Liable; Notice  .                     38
   Section 7.2    Trustee's Good Faith Action;
                    Expert Advice;  No Bond or Surety . .            39
   Section 7.3    Indemnification of Shareholders  .....             40
   Section 7.4    Indemnification of Trustees,
                    Officers, etc.    ...........                    41
   Section 7.5    Advances of Expenses    ........                   42
   Section 7.6    Indemnification Not Exclusive, etc. .              43
   Section 7.7    Liability of Third Persons
                  Dealing with Trustees     .......                  44
Article VIII   Termination of Trust-Miscellaneous    ..              44
   Section 8.1    Duration and Termination of Trust . .              44
   Section 8.2    Reorganization    ...........                      44
   Section 8.3    Amendments    .............                        45
   Section 8.4    Filing of Copies; References;
                  Headings    ..............                         46

   Section 8.5    Applicable Law    ...........                      47

                                               DECLARATION OF TRUST
                                               DUPREE MUTUAL FUNDS

         THIS DECLARATION OF TRUST is made and entered into at 167 West Main Street, Lexington, Kentucky 40507 as of the 25th day of June, 1987, by the TRUSTEES, hereinafter named, for the purpose of creating an express business trust pursuant to the provisions of Section 386.370, et seq. of the Kentucky Revised Statutes.

                                                 WITNESSETH THAT:

        WHEREAS, the Trust hereinafter expressed has been created for the purpose of carrying on the business of an investment company pursuant to the Investment Company Act of 1940, and

        WHEREAS, the Trustees, hereinafter named, have agreed to manage the property which may come into their hands as provided hereunder as the trustees of a Kentucky business trust.

        NOW THEREFORE, the hereinafter named Trustees by these presents declare that they will hold the assets, cash and securities which they may acquire as trustees hereunder in trust and that they will manage and dispose of said assets, cash and securities upon the terms and conditions enumerated herein for the benefit of the holders, from time to time, of the shares of beneficial interest of this Kentucky Business Trust.

             ARTICLE I - NAME AND PRINCIPAL OFFICE

       This Trust shall be known and designated as "Dupree
Mutual Funds".   Its Trustees shall conduct the business of
the Trust under said name or any other name which they may from time to time determine. The principal office of this Trust shall be at 167 West Main Street, Lexington, Kentucky, 40507 or at such other location as may from time to time be determined and designated by the Trustees.

                                             ARTICLE II - DEFINITIONS

As used herein, unless otherwise clearly required by the context or otherwise specifically provided, the following terms shall be accorded the following meanings:
(A) The "Trust" refers to the Kentucky Business Trust established by this Declaration of Trust, as amended from time to time;
(B) "Trustees" refers to the Trustees of the Trust named herein or elected in accordance with Article IV.
(C) "Shares" refers to the transferable units of interest into which the beneficial interest in the Trust or any Series of the Trust (as the context may require) shall be divided from time to time;
(D) "Series" refers to Series of Shares established and designated under or in accordance with the provisions of Article V;
(E)      "Shareholder" means a record owner of Shares;
(F) The "1940 Act" refers to the Investment Company Act of 1940 and the Rules and Regulations thereunder, all as amended from time to time;
(G) "Commission" shall have the meaning given it in the 1940 Act;

(H) "Declaration of Trust" shall mean this Declaration of Trust as amended or restated from time to time;
and
(1) "By-Laws" shall mean the By-Laws of the Trust as amended from time to time.

                                               ARTICLE III - PURPOSE

      The purpose of the Trust is to operate as an investment company, to offer Shareholders one or more investment programs primarily in securities and debt instruments and to transact any or all lawful business.
The Trust may:

      (A) Invest and reinvest its funds in, to purchase or otherwise acquire, to hold for investment or otherwise, to lend and to sell or otherwise dispose of, securities (including but not limited to bonds, debentures, notes and other obligations and evidences of indebtedness, repurchase agreements, options, stocks, shares, and any certificates, receipts, warrants or other instruments representing rights to subscribe to, purchase, receive or otherwise acquire the same or evidencing any other rights or interests therein) created or issued by any country, state, county, municipality or other political subdivision, or by any other governmental or quasi-governmental district, authority, agency or instrumentality, or by any corporation, association, firm or other business organization;

      (B) Exercise all rights, powers and privileges of ownership or interest in all securities held or owned by the Trust, including but not limited to the exercise of any voting rights pertaining thereto, and to do all acts and things for the preservation, protection, improvement and enhancement in value thereof;

      (C) Aid by further investment any corporation, association, firm or other business organization, or any country, state, county, municipality or other political subdivision, or any governmental or quasi-governmental district, authority, agency or instrumentality, any securities of which are held or owned by the Trust, or in the affairs of which the Trust has any other direct or indirect interest: and

      (D) Promote or aid the incorporation of any organization or enterprise under the laws of any subdivision, and to cause the same to be dissolved, wound up, liquidated, merged or consolidated.

                                             ARTICLE IV - THE TRUSTEES

       Section 4.1   Number, Designation, Election, Term, etc.

      (A) Initial Trustees. Upon his execution of this Declaration of Trust or a counterpart hereof or some other writing in which he accepts such Trusteeship and agrees to the provisions hereof, each of Fred L. Dupree, Jr., Thomas P. Dupree, Sr., Jack Langley, Robert L. Maddox and William S. Patterson shall become a Trustee hereof.

      (B) Number. The Trustees serving as such, whether named above or hereafter becoming a Trustee, may increase or decrease (to not less than three) the number of Trustees to a number other than the number theretofore determined. No decrease in the number of Trustees shall have the effect of removing any Trustee from office prior to the expiration of his or her term, but the number of

Trustees may be decreased in conjunction with the removal of a Trustee pursuant to section (E) of this Section 4.1.

      (C) Term. Each Trustee, whether named above or hereafter becoming a Trustee, shall serve as a Trustee until the next annual meeting of Shareholders or any special meeting in lieu thereof and until the election and qualification of his or her successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed.

      (D) Resignation and Retirement. Any Trustee may resign his or her trust or retire as a Trustee, by written instrument signed by said Trustee and delivered to the other Trustees or to any officer of the Trust, and such resignation or retirement shall take effect upon such delivery or upon such later date as is specified in such instrument.

      (E) Removal. Any Trustee may be removed with or without cause at any time either by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective, or by the Shareholders a; any meeting called for the purpose.

      (F) Vacancies. Any vacancy or anticipated vacancy resulting from any reason, including without limitation the death, resignation, retirement, removal or incapacity of any of the Trustees, or resulting from an increase in the number of Trustees by the Trustees may (but so long as there are at least three remaining Trustees, need not unless required by the 1940 Act) be filled either by a majority of the remaining Trustees through the appointment in writing of such other person as such remaining

Trustees in their discretion shall determine (unless a shareholder election is required by the 1940 Act) or by the election by the Shareholders, at a meeting called for the purpose, of a person to fill such vacancy, and such appointment or election shall be effective upon the written acceptance of the person named therein to serve as a Trustee and agreement by such person to be bound by the provisions of this Declaration of Trust, except that any such appointment or election in anticipation of a vacancy to occur by reason of retirement, resignation, or increase in number of Trustees to be effective at a later date shall become effective only at or after the effective date of said retirement, resignation, or increase in number of Trustees. As soon as any Trustee so appointed or elected shall have accepted such appointment or election and shall have agreed in writing to be bound by this Declaration of Trust and the appointment or election is effective, the Trust estate shall vest in the new Trustee, together with the continuing Trustees, wlthout any further act or conveyance.

      (G) Effect of Death, Resignation, etc. The death, resignation, retirement, removal, or incapacity of the Trustees, or any one of them, shall not operate to annul or terminate the Trust or to revoke or terminate any existing agency or contract created or entered into pursuant to the terms of this Declaration of Trust.

      (H) No Accounting. Except to the extent required by the 1940 Act or under circumstances which would justify his or her removal for cause, no person ceasing to be a Trustee as a result of death, resignation, retirement, removal or incapacity (nor the estate of any such person) shall be required to make an accounting to the Shareholders or remaining Trustees upon such cessation.

      Section 4.2    Powers of Trustees.  Subject to the
provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility and the purpose of the Trust. Without limiting the foregoing, the Trustees may adopt By-Laws not inconsistent with this Declaration of Trust providing for the conduct of the business and affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; they may as they consider appropriate elect and remove officers and appoint and terminate agents and consultants and hire and terminate employees, any one or more of the foregoing of whom may be a Trustee, and may provide for the compensation of all of the foregoing; they may appoint from their own number, and terminate, any one or more committees consisting of two or more Trustees, including without implied limitation an executive committee, which may, when the Trustees are not in session and subject to the 1940 Act, exercise some or all of the power and authority of the Trustees as the Trustees may determine; in accordance with Section 4.3 they may employ one or more Advisers, Administrators, Depositories and Custodians and may authorize any Depository or Custodian to employ subcustodians or agents and to deposit all or any part of such assets in a system or systems for the central handling of securities and debt instruments, retain transfer, dividend, accounting or Shareholder servicing agents or any of the foregoing, provide for the distribution of Shares by the Trust through one or more distributors, principal underwriters or otherwise, set record dates or times for the determination of Shareholders or various of them with respect to various matters; they may compensate or provide for the compensation of the Trustees, officers, advisers, administrators, custodians, other agents, consultants and employees of the Trust or the Trustees on such terms as they deem appropriate; and in general they may delegate to any officer of the Trust, to any committee of the Trustees and to any employee, adviser, administrator, distributor, depository, custodian, transfer and dividend disbursing agent, or any other agent or consultant of the Trust such authority, powers, functions and duties as they consider desirable or appropriate for the conduct of the business and affairs of the Trust, including without implied limitation the power and authority to act in the name of the Trust and of the Trustees, to sign documents and to act as attorney-in-fact for the Trustees.

      Without limiting the foregoing and to the extent not inconsistent with the 1920 Act or other applicable law, the Trustees shall have power and authority:

        (A)  Investments.   To invest and reinvest cash and other
             property, and to hold cash or other property uninvested without in any event being bound or Limited by any present or future law or custom in regard to investments by trustees;

(B) Disposition of Assets. To sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the assets of the Trust;
Ownership Powers. To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities, debt instruments or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities, debt instruments or property as the Trustees shall deem proper;

Subscription. To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities or debt instruments;
Form of Holding. To hold any security, debt instrument or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in the name of the Trustees or of the Trust or in the name of a custodian, subcustodian or other depository or a nominee or nominees or otherwise;

Reorganization, etc.  To consent to or participate
in any plan for the reorganization, consolidation or
merger of any corporation or issuer, any security or
debt instrument of which is or was held in the
Trust;  to consent to any contract, lease, mortgage,
purchase or sale of property by such corporation or
issuer,  and to pay calls or subscriptions with
    respect to any security or debt instrument held in
    the Trust;
(G) Voting Trusts, etc.  To join with other holders of
    any securities or debt instruments in acting through
    a committee, depository, voting trustee or
    otherwise,  and in that connection to deposit any
    security or debt instrument with, or transfer any
    security or debt instrument to, any such committee,
    depository or trustee,  and to delegate to them such
    power and authority with relation to any security or
    debt instrument (whether or not so deposited or
    transferred) as the Trustees shall deem proper, and
    to agree to pay, and to pay, such portion of the
    expenses and compensation of such committee,
    depository or trustee as the Trustees shall deem
    proper;
(H) Compromise.  To compromise,  arbitrate or otherwise
    adjust claims in favor of or against the Trust with
    respect to any matter in controversy, including but
    not limited to claims for taxes;
(I) Partnerships, etc.  To enter into joint ventures,
    general or limited partnerships and any other
    combinations or associations;
(J) Borrowing and Security.   To borrow funds and to
    mortgage and pledge the assets of the Trust or any part thereof to secure obligations arising in connection with such borrowing;

(K) Guarantees, etc. To endorse or guarantee the payment of any notes or other obligations of any person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof;
    and to mortgage and pledge the Trust property or any part thereof to secure any of or all such obligations;
(L) Insurance. To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability; and

(M) Pensions, etc. To pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust.

      Except as otherwise provided by the 1940 Act or other applicable law, this Declaration of Trust or the By-Laws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting of Trustees (a quorum, consisting of at least a majority of the Trustees then in office, being present), within or without Kentucky, including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meeting, or by written consents of a majority of the Trustees then in office.

         Section 4.3 Certain Contracts. Subject to compliance with the provisions of the 1940 Act, but notwithstanding any limitations of present and future law or custom in regard to delegation of powers by trustees generally, the Trustees may, at any time and from time to time and without limiting the generality

Of their powers and authority otherwise set forth herein, enter into one or more contracts with any one or more corporations, trusts, associations, partnerships, limited partnerships, other type of organizations, or individuals ("Contracting Party") to provide for the performance and assumption of some or all of the following services, duties and responsibilities to, for or of the Trust and/or the Trustees, and to provide for the performance and assumption of such other services, duties and responsibilities in addition to those set forth below as the Trustees may determine appropriate:

       (A) Advisory. Subject to the general supervision of the Trustees and in conformity with the stated policy of the Trustees with respect to the investments of the Trust or of the assets belonging to any Series of Shares of the Trust (as that phrase is defined in subsection (A) of Section 5.2), to manage such investments and assets, make investment decisions with respect thereto, and to place purchase and sale orders for portfolio transactions relating to such investments and assets;

       (B) Administration. Subject to the general supervision of the Trustees and in conformity with any policies of the Trustees with respect to the operations of the Trust, to supervise all or any part of the operations of the Trust, and to provide all or any part of the administrative and clerical personnel, office space and office equipment and services appropriate for the efficient administration and operations of the Trust;

       (C) Distribution.   To distribute the Shares of the
Trust,  to be principal underwriter of such Shares, and/or to act as

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agent of the Trust in the sale of Shares and the acceptance or rejection of orders for the purchase of Shares;

       (D) Custodian and Depository. To act as depository for and to maintain custody of the property of the Trust and accounting records in connection therewith;

       (E) Transfer and Dividend Disbursing Agency. To maintain records of the ownership of outstanding Shares, the issuance and redemption and the transfer thereof, and to disburse any dividends declared by the Trustees and in accordance with the policies of the Trustees and/or the instructions of any particular Shareholder to reinvest any such dividends;

       (F) Shareholder Servicing. To provide service with respect to the relationship of the Trust and its Shareholders, records with respect to Shareholders and their Shares, and similar matters; and

       (G) Accounting. To perform all or any part of the accounting responsibilities, whether with respect to the Trust's properties, Shareholders or otherwise.

The same person may be the Contracting Party for some or all of the services, duties and responsibilities to, for and of the Trust and/or the Trustees, and the contracts with respect thereto may contain such terms interpretive of or in addition to the delineation of the services, duties and responsibilities provided for, including provisions that are not inconsistent with the 1940 Act relating to the standard of duty of and the rights to indemnification of the Contracting Party and others, as the

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

Trustees may determine.

      Subject to the provisions of the 1940 Act, the fact that:
        (i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any Contracting Party, or of or for any parent or affiliate of any Contracting Party or that the Contracting Party or any parent or affiliate thereof is a Shareholder or has an interest in the Trust, or that

        (ii) any Contracting Party may have a contract providing for the rendering of any similar services to one or more other corporations, trusts, associations, partnerships, limited partnerships or other organizations. or has other business or interests, shall not affect the validity of any contract for the performance and assumption of services, duties and responsibilities to, for or of the Trust and/or the Trustees or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust or its Shareholders, provided that in the case of any relationship or interest referred to in the preceding clause (i) on the part of any Trustee or officer of the Trust either (1) the material facts as to such relationship or interest have been disclosed to or are known by the Trustees not having any such relationship or interest and the contract involved is approved in good faith by a majority of such Trustees not having any such relationship or interest (even

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

though such unrelated or disinterested Trustees are less than a quorum of all of the Trustees), (2) the material facts as to such relationship or interest and as to the contract have been disclosed to or are known by the Shareholders entitled to vote thereon and the contract involved is specifically approved in good faith by vote of the Shareholders or (3) the specific contract involved is fair to the Trust as of the time it is authorized, approved or ratified by the Trustees or by the Shareholders.

          Section 4.4.  Payment of Trust Expenses and Compensation
of Trustees.   The Trustees are authorized to pay or to cause to be
paid out of the principal or income of the Trust, or partly out of principal and partly out of income, and to charge or allocate the same to, between or among such one or more of the Series that may be established and designated pursuant to Article V, as the Trustees deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, investment adviser, administrator, distributor, principal underwriter, auditor, counsel, depository, custodian, transfer agent, dividend disbursing agent, accounting agent, Shareholder servicing agent, and such other agents, consultants, and independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur. Without limiting the generality of any other provision hereof, the Trustees shall be entitled to reasonable compensation from the Trust for their services as Trustees and may

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

fix the amount of such compensation.

         Section 4.5   Ownership of Assets of the Trust.   Title to
all of the assets of the Trust shall at all times be considered to be vested in the Trustees.

                    ARTICLE V - SHARES

        Section 5.1   Description of Shares.   The beneficial
interest in the Trust shall be divided into Shares, all without par value and of one class, but the Trustees shall have the authority from time to time to divide the class of Shares into two or more Series of shares (including without limitation those Series specifically established and designated in Section 5.2), as they deem necessary or desirable, to establish and designate such Series, and to fix and determine the relative rights and preferences as between the different Series of Shares as to right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and conditions under which the several Series shall have separate voting rights or no voting rights. Except as aforesaid all Shares of the different Series shall be identical.
The Shares of each Series may be issued or reissued from
time to time in one or more sub-series ("Sub-Series"), as
determined by the Board of Trustees pursuant to resolution.   Each
Sub-Series shall be appropriately designated, prior to the issuance of any shares thereof, by some distinguishing letter, number or title. All Shares of each Series shall be of equal rank and have the same powers, preferences and rights, and shall be subject to

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

the same qualifications, limitations and restrictions without distinction between the shares of different Sub-Series thereof, except with respect to such differences among such Sub-Series as the Trustees shall from time to time determine to be necessary to comply with the Investment Company Act of 1940 or other applicable laws, including differences in the rate or rates of dividends or distributions. The Trustees may from time to time increase the number of Shares allocated to any Sub-Series already created by providing that any unissued Shares of the applicable Series shall constitute part of such Sub-Series, or may decrease the number of Shares allocated to any Sub-Series already created by providing that any unissued Shares previously assigned to such Sub-Series shall no longer constitute part thereof. The Trustees are hereby empowered to classify or reclassify from time to time any unissued Shares of each Series by fixing or altering the terms thereof and by assigning such unissued shares to an existing or newly created Sub-Series. Notwithstanding anything to the contrary in this paragraph the Trustees are hereby empowered (i) to redesignate any issued Shares of any Series by assigning a distinguishing letter, number or title to such shares and (ii) to reclassify all or any part of the issued Shares of any Series to make them part of an existing or newly created Sub-Series.

       The number of authorized Shares that may be issued is unlimited, and the Trustees may issue Shares of any Series for such consideration and on such terms as they may determine (or for no consideration if pursuant to a Share dividend or split-up), all
without action or approval of the Shareholders.   All Shares when so

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

issued on the terms determined by the Trustees shall be fully paid and non-assessable (but may be subject to mandatory contribution back to the Trust as provided in subsection (H) of Section 5.2). The Trust may classify or reclassify any unissued Shares or any Shares previously issued and reacquired of any Series into one or more Series that may be established and designated from time to time. The Trustees may hold as Treasury Shares (of the same or some other Series), reissue for such consideration and on such terms as they may determine, or cancel, at their discretion from time to time, any Shares of any Series reacquired by the Trust. The Trustees may from time to time close the transfer books or establish record dates and times for the purposes of determining the holders of Shares entitled to be treated as such, to the extent required for the operation of the Trust.
The establishment and designation of any Series of Shares
in addition to those established and designated in Section 5.2, or of any Sub-Series of shares, shall be effective upon the execution by a majority of the then Trustees of an instrument setting forth such preferences of such Series or Sub-Series, or as otherwise provided in such instrument. At any time that there are no Shares outstanding of any particular Series or Sub-Series previously established and designated the Trustees may by an instrument executed by a majority of their number abolish that Series or Sub-
Series and the establishment and designation thereof.   Each
instrument referred to in this paragraph shall have the status of an amendment to this Declaration of Trust.
Any Trustee, officer or other agent of the Trust, and any

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

organization in which any such person is interested may acquire, own, hold and dispose of Shares of any Series of the Trust to the same extent as if such person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell or cause to be issued and sold and may purchase Shares of any Series from any such person or any such organization subject only to the general limitations, restrictions or other provisions applicable to the sale or purchase of Shares of such Series generally.

         Section 5.2 Establishment and Designation of Series. Without limiting the authority of the Trustees set forth in Section
5.1 to establish and designate any further Series, the Trustees
hereby establish and designate two series of shares:   (i) The
"Kentuckv Tax-Free Income Series" which shall initially be issued to holders of the shares of the Kentucky Tax-Free Income Fund, Inc., a Kentucky corporation, in a one-to-one exchange for their shares in the said Kentucky Tax-Free Income Fund, Inc., subject only to the affirmative vote of a majority of said shares at a
meeting called for said purpose on July 22, 1987.   (If said
exchange is consummated the assets of Kentucky Tax-Free Income Fund, Inc. shall, immediately thereafter, constitute "assets belonging to" the Kentucky Tax-Free Income Series as said term is used in Subsection (A) hereinafter and the liabilities of said corporation shall, immediately thereafter, constitute "liabilities belonging to" the Kentucky Tax-Free Income Series as said term is
used in Subsection (B) hereinafter.)   (ii) The  "Kentucky Tax-Free
Short to Medium Series", no shares of which are issued or outstanding as of the date of execution of this Declaration of

      The shares of the Series established and designated hereinabove and any shares of any Series that may from time to time in the future be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Series or Sub-Series at the time of establishing and designating the same) have the following relative rights and preferences:

      (A) Assets Belonging to Series. All consideration
received by the Trust for the issue or sale of Shares of a. particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series for all purposes, subject only to the rights of creditors, and shall be
so recorded upon the books of account of the Trust.   Such
consideration, assets, income , earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, together with any General Items allocated to that Series as provided in the following sentence, are herein referred to as "assets belonging to" that Series. In the event that there are any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any

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

particular Series (collectively "General Items"), the Trustees shall allocate such General Items to and among any one or more of the Series established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable; and any General Items so allocated to a
particular Series shall belong to that Series.   Each such
allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes.

       The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

      (B) Liabilities Belonging to Series. The assets belonging to each particular Series shall be charged with the liabilities of the Trust in respect of that Series and all expenses, costs, charges and reserves attributable to that Series, and any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series shall be allocated and charged by the Trustees to and among any one or more of the Series established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves allocated and so charged to a Series are herein referred to as "liabilities belonging to" that Series. Each allocation of liabilities, expenses, costs, charges

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

and reserves by the Trustees shall be conclusive and binding upon the holders of all Series for all purposes.

       (C) Dividends.  Dividends and distributions on Shares of
a particular Series may be declared with such frequency as the Trustees may determine, which may be daily or otherwise pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the holders of Shares of that Series, from such of the income and capital gains, accrued or realized, from the assets belonging to that Series, as the Trustees may determine, after providing for actual and accrued
liabilities belonging to that Series.   All dividends and
distributions on Shares of a particular Series shall be distributed pro rata to the holders of that Series held by such holders at the date and time of record established for the payment of such dividends or distributions, except that in connection with any dividend or distribution program or procedure the Trustees may determine that no dividend or distribution shall be payable on Shares as to which the Shareholder's purchase order and/or payment have not been received by the time or times established by the Trustees under such program or procedure, and except that if Sub-Series have been established for any Series, the rate of dividends or distributions may vary among such Sub-Series pursuant to resolution, which may be a standing resolution, of the Trustees. Such dividends and distributions may be made in cash or Shares or a combination thereof as determined by the Trustees or pursuant to any program that the Trustees may have in effect at the time for the election by each Shareholder of the mode of the making of such

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

dividend or distribution to that Shareholder. Any such dividend or distribution paid in Shares will be paid at the net asset value thereof as determined in accordance with subsection (H) of this
Section 5.2.

       The Trust intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, or any successor comparable statute, and regulations promulgated thereunder. Inasmuch as the computation of net income and gains for federal income tax purposes may vary from the computation thereof on the books of the Trust, the Trustees shall have the power, in their sole discretion, to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient, in the opinion of the Trustees, to enable the Trust to qualify as a regulated investment company and to avoid liability of the Trust for federal
income tax in respect of that year.   However,  nothing in the
foregoing shall limit the authority of the Trustees to make distributions greater than or less than the amount necessary to qualify as a regulated investment company and to avoid liability of the Trust for such tax.

       (D) Liquidation.  In event of the liquidation or
dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to
that Series.   The assets so distributable to the Shareholders of
any particular Series shall be distributed among such Shareholders

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

in proportion to the number of shares of that Series held by them and recorded on the books of the Trust. The liquidation of any particular Series may be authorized by vote of a majority of the Trustees then in office subject to the approval of a majority of the outstanding voting securities, as defined in the 1940 Act, of that Series.

       (E) Voting.   On each matter submitted to a vote of the
Shareholders, each holder of a Share shall be entitled to one vote for each such Share standing in his or her name on the books of the Trust irrespective of the Series thereof and all Shares of all Series shall vote as a single class ("Single Class Voting"); provided, however, that (a) as to any matter with respect to which a separate vote of any Series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Kentucky Business Corporation Act if the Trust were a Kentucky business corporation, such requirements as to a separate vote by that Series shall apply in lieu of Single Class Voting as described above; (b) in the event that the separate vote requirements referred to in (a) above apply with respect to one or more Series, then, subject to (c) below, the Shares of all other Series shall vote as a single class; and (c) as to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

        Each Shareholder entitled to vote at the election of Trustees shall have the right to cast, in person or by proxy, as many votes in the aggregate as he shall have standing in his name

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

on the books of the Trust as of the record date selected by the Trustees, multiplied by the number of Trustees to be elected at such election; and each Shareholder may cast the whole number of votes for one candidate, or distribute such votes among two or more candidates.

       (F) Redemption by Shareholder. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (H) of this Section 5.2 after the Shares are properly tendered for redemption. Payment of the redemption price shall be in cash; provided, however, that if the Trustees determine, which determination shall be conclusive, that conditions exist which make payment wholly in cash unwise or undesirable, the Trust may make payment wholly or partly in securities or other assets belonging to the Series of which the Shares being redeemed are part at the value of such securities or assets used in such determination of net asset value.

       Notwithstanding the foregoing and except as hereinafter
set forth, payment for Shares so redeemed by the Trust shall be made to the Shareholder within seven (7) days after the date on
which the application for redemption thereof is received.   Such
payment shall be made in cash or other assets of the Trust, or both, as the Trustees shall prescribe. For such purpose, the value of any assets other than cash delivered in payment for shares

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

redeemed shall be determined as set forth in Subsection (H) hereof as of the same time that the current net asset value applicable to such shares is determined.

       The Trustees may, by resolution, suspend the right of redemption conferred upon the Shareholders and postpone the date of payment for Shares redeemed from Shareholders pursuant to this provision for the whole or any part of any period:

         (1) during which the New York Stock Exchange is closed other than customary week-end and holiday closings; or

         (2) during which trading on the New York Stock
Exchange is restricted; or

         (3) during which an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

         (4) for which the Securities and Exchange Commission may by order permit for the protection of security holders of the Trust.

    Any such suspension and postponement shall become effective at such time as the Trustees shall specify in such resolution, but not later than the close of business on the business day next succeeding the adoption of such resolution, and shall terminate at such times as the Trustees shall, by resolution, declare such suspension and postponement to be terminated, but not later than the close of business on the first business day on which none of the conditions specified above shall exist.
If the right of redemption is suspended with respect to

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

any Shares for which a proper application has been made but in respect of which the redemption price has not been determined, then:

       (1) The holder of such shares may, during the period of such suspension, by written notice to the Trust's office or agency where such application was made, revoke such application and withdraw any share certificate or certificates that accompanied it; and

       (2) If such application is not revoked, such shares shall be redeemed at their net asset value next determined, as set forth in Subsection (H) hereof, after the termination of such suspension, and payment therefor shall be made within a period determined by adding to seven (7) days after the date such application was made the number of days that the redemption of such shares was suspended.

       (G) Redemption by Trust. Each Share of each Series that has been established and designated is subject to redemption by the Trust at the redemption price which would be applicable if such Share was then being redeemed by the Shareholder pursuant to Subsection (F) of this Section 5.2 at any time if the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to all or any of the holders of the Shares, or any Series thereof, of the Trust, and upon such redemption the holders of the Shares so redeemed shall have no further right with respect thereto other than to receive payment of such redemption price. In addition, the Trustees, in their sole discretion, may require a Shareholder to redeem all of his or her

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

Shares of any Series after thirty day's notice, if the value of all of his or her Shares of that Series is less than Five Hundred
Dollars ($500.00) or such other minimum amount established from time to time by the Board of Trustees.

       (H) Net Asset Value. The Trustees shall have the power and duty to cause the net asset value per share of any series to be determined from time to time in accordance with the provisions of this Section, It may delegate the power and duty to determine net asset value per share to one or more of the Trustees or officers of the Trust or to a custodian, depository, investment adviser, or other agent appointed for the purpose. Net asset value per share shall be determined at such times as may be prescribed by resolution of the Trustees, but no less often than once each week as of the close of business on a business day, or, in the absence of such resolution, as of the close of trading on the New York Stock Exchange on each business day.

       Each determination of net asset value per share shall be made by subtracting from the value of the assets belonging to that series the liabilities belonging to that series, dividing the remainder by the number of shares of the series issued and outstanding, and adjusting the result to the nearest full cent per share. For purposes of such determination:

        (1) Securities included among the assets of the
series for which representative quotations are available shall, except as hereinafter set forth, be valued at the mean between the
quoted bid and asked prices therefor.   Securities and other assets
(except goodwill, which shall not be taken into account) for which

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

such procedure is deemed not to reflect fair market value or for which representative quotations are not readily available shall be appraised at prices or values deemed best to reflect their fair market value, as determined in good faith by or under the supervision of one or more officers of the Trust in a manner specifically authorized by the Trustees. The Trustees may, by resolution, prescribe or approve the use of any system, process, pricing service or other facility or method for valuing securities owned by the Trust, provided that the Trustees determine that such facility or method will properly reflect the fair market value of such securities. All quotations or other information required for the valuation of securities and other assets of the Trust shall 'be obtained from such sources as the person or persons making such determination believe to be reliable, and any determination based thereon shall be conclusive and binding for all purposes.

       (2) Securities which the Trust has contracted to purchase for any series shall be included among its assets, and the cost thereof shall simultaneously be included among its liabilities, no later than the first business day following the making of such contract.

       (3) Securities belonging to any series which the Trust has contracted to sell shall be excluded from its assets, and the amount receivable therefor shall simultaneously be included among its assets, no later than the first business day following the making of such contract.

       (4) Liabilities shall include expenses and reserves, accrued and determined in such manner as the Trustees may from time

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

to time prescribe or approve, and the amount necessary to pay any dividends or distributions declared and unpaid on the shares of such series, but shall not include any liabilities represented by its outstanding shares and surplus.

       (5) Shares of each series sold shall be deemed to be outstanding, and the amount receivable for such shares shall simultaneously be included among the assets belonging to such series, no later than the first business day following receipt of any unconditional purchase order for such shares.

       (6) Shares of any series for which a proper application for redemption has been received or which the Trust has contracted to repurchase shall be deemed to be no longer outstanding, and the amount payable for such shares shall be included among the liabilities belonging to the applicable series no later than the first business day following receipt of such application or the making of such contract.

       (I) Transfer. All Shares of each Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

       (J) Equality. All Shares of each particular Series shall represent an equal proportionate interest in the assets belonging to that Series (subject to the liabilities belonging to that Series), and each Share of any particular Series shall be equal to each other Share of that Series; but the provisions of

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

this sentence shall not restrict any distinctions permissible under subsection (C) of this Section 5.2 that may exist with respect to
dividends and distributions on Shares of the same Series.   The
Trustees may from time to time divide or combine the Shares of any particular Series into a greater or lesser number of Shares of that Series without thereby changing the proportionate beneficial interest in the assets belonging to that Series or in any way affecting the rights of Shares of any other Series.

       (K) Fractions. Any fractional Share of any Series or Sub-Series, if any such fractional Share is outstanding, shall carry proportionately all the rights and obligations of a whole Share of that Series or Sub-Series, including with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the Trust.

       (L) Conversion Rights. Subject to compliance with the requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of Shares of any Series shall have the right to convert said Shares into Shares of one or more other
Series of Shares in accordance with such requirements and procedures as may be established by the Trustees.

       Section 5.3. Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series that has been established and designated. Certificates certifying the ownership of Shares may be issued by the Trustees, which certificates shall be transferable in the same manner as stock certificates of a

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

corporation. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the use of facsimile signatures, the transfer of Shares and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to ownership and as to the number of Shares of each Series and Sub-Series held from time to time by each Shareholder.

       Section 5.4    Investments in the Trust.   The Trustees
may accept investments in the Trust from such persons and on such terms and for such consideration, not inconsistent with the provisions of the 1940 Act, as they from time to time authorize. The Trustees may authorize any distributor, principal underwriter, custodian, transfer agent or other person to accept orders for the purchase of Shares that conform to such authorized terms and to reject any purchase orders for Shares whether or not conforming to such authorized terms.

       Section 5.5.    No Preemptive Rights.   Shareholders shall
have no preemptive or other right to subscribe to any additional
Shares or other securities issued by the Trust.

       Section 5.6.    Status of Shares and Limitation of
Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. No assessments shall be made against the interest of any shareholder and no shareholder shall be personally liable for any debts or liabilities incurred by the

Trustees or the Trust. The death of a Shareholder during the continuance of the Trust shall not operate to terminate the Trust nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares
constitute the Shareholders partners.   Neither the Trust nor the
Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder.

       ARTICLE VI - VOTING AND MEETINGS OF SHAREHOLDERS

       Section 6.1    Voting Powers.   The Shareholders shall
have power to vote only (i) for the election or removal of Trustees as provided in Section 4.1, (ii) with respect to any contract with a Contracting Party as provided in Section 4.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 8.1 and 8.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 8.3, (v) to the same extent as the stockholders of a Kentucky business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivately or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by the

1940 Act, this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of
proving invalidity shall rest on the challenger.   Unless Shares are
issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the By-Laws to be taken by Shareholders.

Section 6.2    Meetings.   There shall be an annual
meeting of Shareholders at such place within or without the Commonwealth of Kentucky and on such date as may be designated in
the call thereof,  which call shall be made by the Trustees.   In the
event that such meeting is not held in any year within the time period fixed in the By-Laws, whether the omission be by oversight or otherwise, a subsequent special meeting may be called by the Trustees and held in lieu of the annual meeting with the same effect as though held within such time period. Special meetings (including meetings involving only the holders of Shares of one or more but less than all Series) may also be called by the Trustees from time to time for the purpose of taking action upon any matter requiring the vote or authority of the Shareholders as herein provided or upon any other matter deemed by the Trustees to be necessary or desirable. Written notice of any such meeting shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each Shareholder entitled to vote at such meeting at the Shareholder's
address as it appears on the records of the Trust.   If the Trustees
shall fail to call or give notice of any meeting of Shareholders (including a meeting involving only the holders of Shares of one or more but less than all Series) for a period of 30 days after written request by Shareholders holding at least 25% of the Shares then outstanding of any Series entitled to vote upon any matter requiring action by the Shareholders as provided herein that a meeting be called to consider such matter, then Shareholders holding at least 25% of the Shares then outstanding of such Series may call and give notice of such meeting, and thereupon the meeting shall be held in the manner provided for herein in case of call thereof by the Trustees.

Section 6.3     Record Dates.  For the purpose of
determining the Shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to participate in any dividend or distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding 30 days (except at or in connection with the termination of the Trust), as the Trustees may determine; or without closing the transfer books the Trustees may fix a date and time not more than 60 days prior to the date of any meeting of Shareholders or other action as the date and time of record for the determination of Shareholders entitled to vote at such meeting or any adjournment thereof or to be treated as Shareholders of record for purposes of such other action, and any Shareholder who was a Shareholder at the date and time so fixed shall be entitled to vote at such meeting or any adjournment thereof or (subject to any provisions permissible under subsection
(C) of Section 5.2 with respect to dividends or distributions on Shares that have not been ordered and/or paid for by the time or times established by the Trustees under the applicable dividend or distribution program or procedure then in effect) to be treated as a Shareholder of record for purposes of such other action, even though he has since that date and time disposed of his Shares, and no Shareholder becoming such after that date and time shall be so entitled to vote at such meeting or any adjournment thereof or to be treated as a Shareholder of record for purposes of such other action.

       Section 6.4 Quorum and Required Vote. A majority of the Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders' meeting, but any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting without the necessity of further notice. A majority of the Shares voted, at a meeting at which a quorum is present, shall decide any questions and a plurality shall elect a Trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by this

Declaration of Trust or the By-Laws. Notwithstanding any provision of applicable law requiring a greater proportion than a majority of the Votes entitled to be cast in order to take or authorize any action (unless otherwise provided in this Declaration of Trust or the By-Laws), any such action may be taken or authorized upon the concurrence of at least a majority of the aggregate number of votes entitled to be cast thereon.

       Section 6.5    Action by Unanimous Consent.  Subject to
the provisions of the 1940 Act and other applicable law, any action taken by Shareholders may be taken without a meeting if all of the Shareholders entitled to vote on the matter consent to the action in writing and such written consents are filed with the records of
the meeting of Shareholders.   Such consent shall be treated for all
purposes as a vote taken at a meeting of Shareholders.

       Section 6.6    Inspection of Records.   The records of the
Trust shall be open to inspection by Shareholders to the same extent as is permitted stockholders of a Kentucky business corporation under the Kentucky Business Corporation Law.

       Section 6.7    Additional Provisions.  The By-Laws may
include further provisions for Shareholders' votes and meetings and related matters.

     ARTICLE VII - LIMITATION OF LIABILITY-INDEMNIFICATION

       Section 7.1    Trustees,  Shareholders, etc. Not
Personally Liable; Notice. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust for payment under such credit, contract or claim: and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only by or for the Trust or the Trustees and not personally. Nothing in this Declaration of Trust shall protect any Trustee or officer against any liability to the Trust or the Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or of such officer.
Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall be construed to give notice that this Declaration of Trust is on file with the Secretary of State of the Commonwealth of Kentucky and may recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually.

       Section 7.2   Trustee's Good Faith Action; Expert
Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section
4.3. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

Section 7.3    Indemnification of Shareholders.   In case
any Shareholder or former Shareholder shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability.

Section 7.4   Indemnification of Trustees, Officers,
etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise), (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which such Covered person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by the court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested. non-party Trustees"), or (b) an independent legal counsel in a written opinion.

       Section 7.5      Advances of Expenses.   The Trust shall
advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met:
(i)   the Covered Person shall provide security for his undertaking;
(ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

       Section 7.6   Indemnification Not Exclusive, etc.   The
right of indemnification provided by this Article VII shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VII, "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened; and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                     Section 7.7 Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

       ARTICLE VIII - TERMINATION OF TRUST-MISCELLANEOUS

         Section 8.1    Duration and Termination of Trust.   Unless
terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by a majority of the Trustees then in office subject to a favorable vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of each Series voting separately by Series.
Upon termination, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees consider appropriate reduce the remaining assets to distributable form in cash, securities or other property, or any combination thereof, and distribute the proceeds to the Shareholders, in conformity with the provisions of subsection (D) of Section 5.2.

         Section 8.2 Reorganization. The Trustees may sell, convey and transfer the assets of the Trust, or the assets belonging to any one or more Series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Trust to be held as assets belonging to another Series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another Series of the Trust, Shares of such other Series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each Series the assets of which are so transferred; provided, however, that if shareholder approval is required by the 1940 Act, no assets belonging to any particular Series shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by the affirmative vote of the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of that Series. Following such transfer, the Trustees shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities belonging to and any other differences among the various Series the assets belonging to which have so been transferred) among the Shareholders of the Series the assets belonging to which have been so transferred; and if all of the assets of the Trust have been so transferred, the Trust shall be terminated.

         Section 8.3 Amendments. All rights granted to the Shareholders under this Declaration of Trust are granted subject to the reservation of the right to amend this Declaration of Trust as herein provided, except that no amendment shall repeal the limitations on personal liability of any Shareholder or Trustee or repeal the prohibition of assessment upon the Shareholders without the express consent of each Shareholder or Trustee involved.
Subject to the foregoing, the provisions of this Declaration of Trust (whether or not related to the rights of Shareholders) may be amended at any time by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to the vote of a majority of such Trustees), when authorized so to do by the vote in accordance with subsection (E) of Section 5.2 of Shareholders holding a majority of the Shares entitled to vote, except that amendments either (a) establishing and designating any new Series of Shares not established and designated in Section 5.2, or any Sub-Series or (b) having the purpose of changing the name of the Trust or the name of any Shares theretofore established and designated or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision hereof which is internally inconsistent with any other provision hereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Internal Revenue Code and applicable regulations for the Trust's obtaining the most favorable treatment thereunder available to regulated investment companies, shall not require authorization by Shareholder vote. Subject to the foregoing, any such amendment shall be effective as provided in the instrument containing the terms of such amendment or, if there is no provision therein with respect to effectiveness, upon the execution of such instrument and of a certificate (which may be a part of such instrument) executed by a Trustee or officer of the Trust to the effect that such amendment has been duly adopted.

Section 8.4   Filing of Copies; References; Headings.
The original or a copy of this instrument and of each amendment hereto shall be kept at the office of the trust where it may be inspected by any shareholder. A copy of this instrument and of each amendment hereto shall be filed by the Trust with the Secretary of State of the Commonwealth of Kentucky and with the Clerk of Fayette County, Kentucky, as well as any other governmental office where such filing may from time to time be required, but the failure to make any such filing shall not impair the effectiveness of this instrument or any such amendment. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such amendments have been made, as to the identities of the Trustees and officers, and as to any matters in connection with the Trust hereunder: and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such amendments. In this instrument and in any such amendment, references to this instrument, and all expressions like "herein", "hereof" and "hereunder" shall be deemed to refer to this instrument as a whole as the same may be amended or affected by any such amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

         Section 8.5    Applicable Law.   This Declaration of Trust
is made in the Commonwealth of Kentucky, and it is created under and is to be governed by and construed and administered according to the laws of said Commonwealth. The Trust shall be of the type referred to in Section 386.370 of the Kentucky Revised Statutes and of the type commonly called a Kentucky Business Trust, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.

         IN WITNESS WHEREOF, the undersigned have hereunto set their hands and seals in Lexington, Fayette County, Kentucky, for themselves and their assigns, as of the day and year first above written.

                                     /s   Thomas P. Dupree, Sr.
                                     -----------------------------------
                                     THOMAS P. DUPREE, SR.

                                     /s   Fred L. Dupree, Jr.
                                     -----------------------------------
                                     FRED L. DUPREE, JR.

                                     /s  Jack Langley
                                     -----------------------------------
                                     JACK LANGLEY

                                     /s   Robert L. Maddox
                                     -----------------------------------
                                     ROBERT L. MADDOX

                                     s/   William S. Patterson
                                     -----------------------------------
                                     WILLIAM S. PATTERSON

STATE OF KENTUCKY)
      ( SCT.
COUNTY OF FAYETTE)

       On this the 23rd day of June, 1987, before me personally appeared Thomas P. Dupree, Sr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

       WITNESS my hand and notarial seal this 23rd day of June, 1987.

                             /s  Dorine D. Kelly
                             -------------------------------------------
                             NOTARY PUBLIC

                             State at Large                         ,   Ky.
                             ----------------------------------------

    My commission expires:   1-16-89
                             ----------------------------------------

STATE OF KENTUCKY)
     ( SCT.
COUNTY OF FAYETTE)


         On this the 23rd day of June, 1987, before me personally appeared Fred.
L. Dupree, Jr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed. WITNESS my hand and notarial seal this 23rd day of June, 1987.


                             /s  Dorine D. Kelly
                             -------------------------------------------
                             NOTARY PUBLIC

                             State at Large                         ,  Ky.
                             ----------------------------------------

    My commission expires:   1-16-89
                             ----------------------------------------

STATE OF KENTUCKY)
              ( SCT.
COUNTY OF FAYETTE)

         On this the 23rd day of June, 1987, before me personally appeared
Jack Langley, to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

           WITNESS my hand and notarial seal this 23rd day of June, 1987.

                             /s  Dorine D. Kelly
                             -------------------------------------------
                             NOTARY PUBLIC

                             State at Large                         ,  Ky.
                             ---------------------------------------

    My commission expires:   1-16-89
                             ---------------------------------------


STATE OF KENTUCKY)
              ( SCT.
COUNTY OF JEFFERSON)

         On this the 25rd day of June , 1987 , before me personally appeared Robert L. Maddox, to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

           WITNESS my hand and notarial seal this 25rd day of June, 1987.

                             /s  E. Christine Ruehl
                             ---------------------------------------
                             NOTARY PUBLIC

                             State at Large                         ,  Ky.
                             ---------------------------------------

    My commission expires:   June 19, 1990
                             ---------------------------------------

STATE OF KENTUCKY)
              ( SCT.
COUNTY OF FAYETTE)

       On this the 23rd day of June, 1987 , before me personally appeared William S. Patterson, to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

       WITNESS my hand and notarial seal this 23rd day of June, 1987.

                             /s  Dorine D. Kelly
                             --------------------------------------
                             NOTARY PUBLIC

                             State at Large                        ,  Ky.
                             --------------------------------------

    My commission expires:   1-16-89
                             --------------------------------------

This Instrument Prepared By:

         DARSIE & ELSTE
         Attorneys at Law
         P.O.  Box 22219
         Lexington, ,Kentucky,  40522


By:  /s  John C. Darsie
     ----------------------

                        AMENDMENT TO DECLARATION OF TRUST
                               DUPREE MUTUAL FUNDS
             THIS AMENDMENT TO THAT CERTAIN DECLARATION OF TRUST of

Dupree Mutual Funds dated June 25, 1987 is made and entered into at 167 West Main Street, Lexington, Kentucky 40507 as the 1st day of November, 1989, by the TRUSTEES, hereinafter named, for the purpose of creating two additional series of shares of beneficial interest.

                                                 WITNESSETH THAT:

                  Article V, Section 5.2 Establishment and Designation of Series is amended to read as follows:

                  Without limiting the authority of the Trustees set forth in
                  Section 5.1 to establish and designate any further Series, the Trustees hereby establish and designate four series of shares:
                  (i) The "Kentucky Tax-Free Income Series" which shall initially be issued to holders of the shares of the Kentucky Tax-Free Income Fund, Inc., a Kentucky corporation, in a one-to-one exchange for their shares in the said Kentucky Tax-Free Income Fund, Inc., subject only to the affirmative vote of a majority of said shares at a meeting called for said purpose on July 22, 1987. (If said exchange is consummated the assets of Kentucky Tax-Free Income Series as said term is used in Subsection (A) hereinafter and the liabilities of said corporation shall, immediately thereafter, constitute "liabilities belonging to" the Kentucky Tax-Free Income Series as said term is used in Subsection (B) hereinafter.) (ii) The "Kentucky Tax-Free Short to Medium Series", no shares of which are issued or outstanding as of the date of execution of this Declaration of Trust. (iii) The "Dupree

                  Cash Management Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust. (iv) The "Government Bond Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust.

                  IN WITNESS WHEREOF, the undersigned have hereunto set their hands and seals for themselves and their assigns, as of the day and year first above written,

                             /s   Thomas P. Dupree, Sr.
                             -------------------------------------------
                             THOMAS P. DUPREE, SR.

                             /s   Fred L. Dupree, Jr.
                             -------------------------------------------
                             FRED L. DUPREE, JR.

                             /s  Jack Langley
                             -------------------------------------------
                             JACK LANGLEY

                             /s   Robert L. Maddox
                             -------------------------------------------
                             ROBERT L. MADDOX

                             s/   William S. Patterson
                             -------------------------------------------
                             WILLIAM S. PATTERSON


STATE OF KENTUCKY)
               ( SCT.
COUNTY OF  Fayette

         On this the 11th day of October , 1989, before me personally appeared Thomas P. Dupree, Sr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

         WITNESS my hand and notarial seal this   11th  day
of  October  , 1989

                             /s    Gay M. Elste
                             ---------------------------------

                             State at Large                   ,  Ky.
                             ---------------------------------

    My commission expires:   January 17, 1993
                             ---------------------------------

STATE OF KENTUCKY)
              ( SCT.
COUNTY OF Fayette)

         On this the 11th day of October , 1989, before me personally appeared Fred L. Dupree, Jr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

         WITNESS my hand and notarial seal this   11th  day
of  October  , 1989

                             /s  Gay M. Elste
                             ----------------------------------

                             State at Large                    ,  Ky.
                             ----------------------------------

    My commission expires:   January 17, 1993
                             ----------------------------------

STATE OF KENTUCKY)
               ( SCT.
COUNTY OF Fayette)

         On this the  11th   day of  October , 1989, before me
personally appeared William A. Combs, Jr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

         WITNESS my hand and notarial seal this   11th  day
of  October  , 1989

                             /s  Gay M. Elste
                             ---------------------------------

                             State at Large                   ,  Ky.
                             ---------------------------------

    My commission expires:   January 17, 1993
                             ---------------------------------


STATE OF KENTUCKY)
                ( SCT.
COUNTY OF Jefferson )

         On this the 20th day of October , 1989, before me personally appeared Robert L. Maddox to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

         WITNESS my hand and notarial seal this   20th  day
of  October  , 1989

                             /s  E. Christine Ruehl
                             ---------------------------------
                             State at Large

                             Louisville, Jeff. Cty             ,  Ky.
                             ----------------------------------

    My commission expires:   June 19, 1990
                             ----------------------------------

STATE OF KENTUCKY)
              ( SCT.
COUNTY OF Fayette)

         On this the 11th day of October , 1989, before me personally appeared William S. Patterson to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

         WITNESS my hand and notarial seal this   11th  day
of  October  , 1989

                             /s  Gay M. Elste
                             ----------------------------------

                             State at Large                    ,  Ky.
                             ----------------------------------

    My commission expires:   January 17, 1993
                             ----------------------------------

                           AMENDMENT TO DECLARATION OF
                               DUPREE MUTUAL FUNDS
             THIS AMENDMENT TO THAT CERTAIN DECLARATION OF TRUST of
                 -
Dupree Mutual Funds dated June 25, 1987 is made and entered into at 167 West Main Street, Lexington, Kentucky 40507 as of the 22nd day of October , 1991, by the TRUSTEES, hereinafter named for the purpose of creating an additional series of shares of beneficial interest.

                                                 WITNESSETH THAT:

         Article V, Section 5.2 Establishment and Designation of Series is amended to read as follows:

                  Without limiting the authority of the Trustees set forth in
                  Section 5.1 to establish and designate any further Series, the Trustees hereby establish and designate five series of shares:
                  (i) The "Kentucky Tax-Free Income Series" which shall initially be issued to holders of the shares of the Kentucky Tax-Free Income Fund, Inc., a Kentucky corporation, in a one-to-one exchange for their shares in the said Kentucky Tax-Free Income Fund, Inc., subject only to the affirmative vote of a majority of said shares at a meeting called for said purpose on July 22, 1987. (If said exchange is consummated the assets of Kentucky Tax-Free Income series as said term is used in Subsection (A) hereinafter and the liabilities of said corporation shall, immediately thereafter, constitute "liabilities belonging to" the Kentucky Tax-Free Income Series as said term is used in Subsection (B) hereinafter); (ii) The "Kentucky Tax-Free Short to Medium Series", no shares of which are issued or outstanding as of the date of execution of this Declaration of Trust (though shares are outstanding as of the date of this amendment); (iii) The  "Dupree Cash
                         Management Series" no shares of which are issued or outstanding as of the date of the - execution of this Amendment to the Declaration of Trust; (iv) The "Government Bond Intermediate
                         Series,,, no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust; and (v) The Mississippi Tax-Free Investment Trust
                         Series" no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust.

                  IN WITNESS WHEREOF, the undersigned have hereunto set their hands and seals for themselves and their assigns, as of the day and year first above written.

                                /s   Thomas P. Dupree, Sr.
                                -------------------------------------------
                                THOMAS P. DUPREE, SR.

                                /s   Fred L. Dupree, Jr.
                                -------------------------------------------
                                FRED L. DUPREE, JR.

                                /s  Jack Langley
                                -------------------------------------------
                                JACK LANGLEY

                                /s   Robert L. Maddox
                                -------------------------------------------
                                ROBERT L. MADDOX

                                s/   William S. Patterson
                                -------------------------------------------
                                WILLIAM S. PATTERSON

STATE OF KENTUCKY)
               ( SCT.
COUNTY OF FAYETTE)

         On this the  22th   day of  October , 1991,
         before me personally appeared Thomas P. Dupree, Sr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

         WITNESS my hand and notarial seal this 22nd day of October , 1991 .

    My commission expires:   January 21, 1993
                             ----------------------------------

                             /s  Gay M. Elste
                             ----------------------------------
                             NOTARY PUBLIC


                             State at Large                    ,  Ky.
                             ----------------------------------

STATE OF KENTUCKY)
               ( SCT.
COUNTY OF FAYETTE)

         On this the 22th day of October , 1991, before me personally appeared Fred L. Dupree, Jr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

     WITNESS my hand and notarial seal this 22nd day of . October , 1991.

    My commission expires:   January 21, 1993
                             ---------------------------------

                             /s  Gay M. Elste
                             ---------------------------------
                             NOTARY PUBLIC

                             State at Large                   ,  Ky.
                             ---------------------------------

STATE OF KENTUCKY)
               ( SCT.
COUNTY OF FAYETTE)

         On this the 22th day of October , 1991, before me personally appeared William A. Combs, Jr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

     WITNESS my hand and notarial seal this 22nd day of . October , 19 91.

    My commission expires:   January 21, 1993
                             ---------------------------------

                             /s  Gay M. Elste
                             ---------------------------------
                             NOTARY PUBLIC

                             State at Large                   ,  Ky.
                             ---------------------------------


STATE OF KENTUCKY)
               ( SCT.
COUNTY OF FAYETTE)

         On this the 22th day of October , 1991, before me personally appeared Robert L. Maddox to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

         WITNESS my hand and notarial seal this 22nd day of . October , 19 91.

    My commission expires:   January 21, 1993
                             ---------------------------------

                             /s  Gay M. Elste
                             ---------------------------------
                             NOTARY PUBLIC

                             State at Large                   ,  Ky.
                             ---------------------------------

STATE OF KENTUCKY)
               ( SCT.
COUNTY OF FAYETTE)

         On this the 22th day of October , 1991, before me personally appeared William S. Patterson, to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

     WITNESS my hand and notarial seal this 22nd day of . October , 19 91.

    My commission expires:   January 21, 1993
                             ----------------------------------

                             /s  Gay M. Elste
                             ----------------------------------
                             NOTARY PUBLIC

                             State at Large                    ,  Ky.
                             ----------------------------------

This instrument prepared by:

/s    Gay M Elste
-----------------------

Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 40522
(606) 257-2936


AmendDecTrust

                        AMENDMENT TO DECLARATION OF TRUST
                               DUPREE MUTUAL FUNDS
             THIS AMENDMENT TO THAT CERTAIN DECLARATION- OF TRUST of

Dupree Mutual Funds dated June 25, 1987 is made and entered into at 167 West Main Street, Lexington, Kentucky 40507 as of the 22nd day of April ,1992, by the TRUSTEES, hereinafter named for the purpose of creating an additional series of shares of beneficial interest.

                                                 WITNESSETH THAT:

         Article V, Section 5.2 Establishment and Designation of Series is amended to read as follows:

                  Without limiting the authority of the Trustees set forth in
                  Section 5.1 to establish and designate any further Series, the Trustees hereby establish and designate five series of shares:
                  (i) The "Kentucky Tax-Free Income Series" which shall initially be issued to holders of the shares of the Kentucky Tax-Free Income Fund, Inc., a Kentucky corporation, in a one-to-one exchange for their shares in the said Kentucky Tax-Free Income Fund, Inc., subject only to the affirmative vote of a majority of said shares at a meeting called for said purpose on July 22, 1987. (If said exchange is consummated the assets of Kentucky Tax-Free Income series as said term is used in Subsection (A) hereinafter and the liabilities of said corporation shall, immediately thereafter, constitute "liabilities belonging to" the Kentucky Tax-Free Income Series as said term is used in Subsection (B) hereinafter); (ii) The "Kentucky Tax-Free Short to Medium Series", no shares of which are issued or outstanding as of the date of execution of this Declaration of Trust (though shares are outstanding as of the date of this amendment); (iii) The "Dupree Cash Management Series", no shares of which are issued or outstanding as of the date of the execution of this Amendment to the Declaration of Trust; (iv) The "Intermediate Government Bond Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust; and (v) The Mississippi Tax-Free Investment Trust Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust.

         IN WITNESS WHEREOF, the undersigned have hereunto set and seals for themselves and their assigns, as of the day and year first above written.

                             /s  Thomas P. Dupree, Sr
                             -------------------------------------------
                             THOMAS P. DUPREE, SR.

                             /s   Fred L. Dupree, Jr
                             -------------------------------------------
                             FRED L. DUPREE, JR.

                             /s   William A. Combs,
                             -------------------------------------------
                             WILLIAM A. COMBS, JR.

                             /s  Robert L. Maddox
                             -------------------------------------------
                             ROBERT L. MADDOX

                             /s  William S. Patterson
                             -------------------------------------------
                             WILLIAM S. PATTERSON

STATE OF KENTUCKY)
               ( SCT.
COUNTY OF FAYETTE)

         On this the 22nd day of April , 1992, before me personally appeared Thomas P. Dupree, Sr.,

Fred L. Dupree, Jr., William A. Combs, Jr., Robert L. Maddox, and William S. Patterson, to me known to be the persons described in and who executed the foregoing instrument, and acknowledged that they executed the same as their free acts and deeds.

         WITNESS my hand and notarial seal this 22nd day of April , 1992.

This instrument prepared by:


/s      Gay M Elste
---------------------
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 40522
(606) 257-2936


AmendDecTrust

                        AMENDMENT TO DECLARATION OF TRUST
                               DUPREE MUTUAL FUNDS
             THIS AMENDMENT TO THAT CERTAIN DECLARATION OF TRUST j.

Dupree Mutual Funds dated June 25, 1987 is made and entered into at 125 South Mill Street, Vine Center, Suite 100, Lexington, Kentucky 40507 as of the 21st day of October , 1993 , by the TRUSTEES, hereinafter named for the purpose of renaming one series of shares of beneficial interest, correcting the name of another series of shares of beneficial interest and removing surplus language.

                                                 WITNESSETH THAT:

         Article V, Section 5.2 Establishment and Designation of Series is amended to read as follows:

                  Without limiting the authority of the
                  Trustees' set forth in Section 5.1 to
                  establish and designate any further Series, . the Trustees hereby establish and designate five series of shares: (i) The "Kentucky Tax-Free Income Series"; (ii) The "Kentucky Tax-Free Short to Medium Series"; (iii) The "Dupree Cash Management Series"; (iv) The "Intermediate Government Bond Series"; and
                  (v) The Tennessee Tax-Free Income Series" no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust.

                  IN WITNESS WHEREOF, the undersigned have hereunto set their hands and seals for themselves and their assigns, as of the day and year first above written.

                             /s  Thomas P. Dupree, Sr
                             -------------------------------------------
                             THOMAS P. DUPREE, SR.

                             /s   Fred L. Dupree, Jr
                             -------------------------------------------
                             FRED L. DUPREE, JR.

                             /s   William A. Combs,
                             -------------------------------------------
                             WILLIAM A. COMBS, JR.

                             /s  Robert L. Maddox
                             -------------------------------------------
                             ROBERT L. MADDOX

                             /s  William S. Patterson
                             -------------------------------------------
                             WILLIAM S. PATTERSON


STATE OF KENTUCKY)
               ( SCT.
COUNTY OF FAYETTE)

         On this the 21st  day of October ,  1993,
before me personally appeared Thomas P. Dupree, Sr., Fred L:
Dupree, Jr., William A. Combs, Jr., Robert L. Maddox and
William S. Patterson, to me known to be the persons            .
described in and who executed the foregoing instrument, and acknowledged that they executed the same as their free acts and. deeds.

         WITNESS my hand and notarial seal this  21st  day of
October  ,  1993

    My commission expires:   January 17, 1997
                             -------------------------------------------

                             /s  Gay M. Elste
                             -------------------------------------------
                             NOTARY PUBLIC, STATE AT LARGE, KY

This instrument prepared by:

/s    Gay M Elste
-------------------
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 40522
(606) 257-2936

                        AMENDMENT TO DECLARATION OF TRUST

                               DUPREE MUTUAL FUNDS

                THIS AMENDMENT TO THAT CERTAIN DECLARATION OF TRUST of Dupree Mutual Funds dated June 25, 1987 is made and entered into at 167 West Main Street, Lexington, Kentucky 40507 as of the 22 day of October , 1991, by the TRUSTEES, hereinafter named for the purpose of creating an additional series of shares of beneficial interest.

                                WITNESSETH THAT:

                Article V, Section 5.2 ESTABLISHMENT AND DESIGNATION OF SERIES is amended to read as follows:

                Without limiting the authority of the Trustees set forth in
                Section 5.1 to establish and designate any further Series, the Trustees hereby establish and designate five series of shares:
                (i) The "Kentucky Tax-Free Income Series" which shall initially be issued to holders of the shares of the Kentucky Tax-Free Income Fund, Inc., a Kentucky corporation, in a one-to-one exchange for their shares in the said Kentucky Tax-Free Income Fund, Inc., subject only to the affirmative vote of a majority of said shares at a meeting called for said purpose on July 22, 1987. (If said exchange is consummated the assets of Kentucky Tax-Free Income series as said term is used in Subsection (A) hereinafter and the liabilities of said corporation shall, immediately thereafter, constitute "liabilities belonging to" the Kentucky Tax-Free Income Series as said term is used in Subsection (B) hereinafter); (ii) The "Kentucky Tax-Free Short to Medium Series", no shares of which are issued or outstanding as of the date of execution of this Declaration of Trust (though shares are outstanding as of the date of this amendment); (iii) The "Dupree Cash Management Series", no shares of which are issued or outstanding as of the date of the execution of this Amendment to the Declaration of Trust; (iv) The "Intermediate Government Bond Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust; and (v) The Mississippi Tax-Free Investment Trust Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust.

                IN WITNESS WHEREOF, the undersigned have hereunto set their hands and seals for themselves and their assigns, as of the day and year first above written.

                                              s/Thomas P. Dupree, Sr.
                                              ----------------------------------
                                              THOMAS P. DUPREE, SR.


                                              s/Fred L. Dupree, Jr.
                                              ----------------------------------
                                              FRED L. DUPREE, JR.


                                              s/William A. Combs, Jr.
                                              ----------------------------------
                                              WILLIAM A. COMBS, JR.


                                              s/Robert L. Maddox
                                              ----------------------------------
                                              ROBERT L. MADDOX

                                              s/William S. Patterson
                                              ----------------------------------
                                              WILLIAM S. PATTERSON

STATE OF KENTUCKY)
                 (  SCT.
COUNTY OF FAYETTE)



                On this the 22 day of October , 1991 , before me personally appeared Thomas P. Dupree, Sr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.


                WITNESS my hand and notarial seal this 22 day of October, 1991.

                My commission expires:  January 21, 1993
                                      ------------------------------------------


                                               s/Gay M. Elste
                                               --------------------------------
                                               NOTARY PUBLIC

                                               State at Large          , Ky.
                                               ------------------------

STATE OF KENTUCKY)
                 (  SCT.
COUNTY OF FAYETTE)

                On this the 22 day of October , 1991, before me personally appeared Fred. L. Dupree, Jr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

                WITNESS my hand and notarial seal this 22 day of October, 1991.

                My commission expires:  January 21, 1993
                                       -----------------------------------------


                                                   s/Gay M. Elste
                                                   -----------------------
                                                   NOTARY PUBLIC

                                                   State at Large          , Ky.
                                                   ------------------------

STATE OF KENTUCKY)
                 (  SCT.
COUNTY OF FAYETTE)

                On this the 22 day of October, 1991, before me personally appeared William A. Combs, Jr., to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

                WITNESS my hand and notarial seal this 22 day of October, 1991.

                My commission expires:   January 21, 1993
                                       -----------------------------------------


                                                 s/Gay M. Elste
                                                 -------------------------------
                                                 NOTARY PUBLIC

                                                 State at Large           , Ky.
                                                 -------------------------

STATE OF KENTUCKY)
                 (  SCT.
COUNTY OF FAYETTE)

                On this the 22 day of October, 1991, before me personally appeared Robert L. Maddox, to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

                WITNESS my hand and notarial seal this 22 day of October, 1991.

                My commission expires:   January 21, 1993
                                       -----------------------------------------


                                                s/ Gay M. Elste
                                                --------------------------------
                                                NOTARY PUBLIC

                                                State at Large           , Ky.
                                                -------------------------

STATE OF KENTUCKY)
                 (  SCT.
COUNTY OF FAYETTE)

                On this the 22 day of October, 1991, before me personally appeared William S. Patterson, to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

                WITNESS my hand and notarial seal this 22 day of October, 1991.

                My commission expires:   January 21, 1993
                                       -----------------------------------------


                                                 s/Gay M. Elste
                                                 -------------------------------
                                                 NOTARY PUBLIC


                                                  State at Large          , Ky.
                                                  ------------------------
This instrument prepared by:



Gay M. Elste
------------------------------
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 40522
(606) 257-2936

AmendDecTrust

                        AMENDMENT TO DECLARATION OF TRUST

                               DUPREE MUTUAL FUNDS

                THIS AMENDMENT TO THAT CERTAIN DECLARATION OF TRUST of Dupree Mutual Funds dated June 25, 1987 is made and entered into at 125 South Mill Street, Vine Center, Suite 100, Lexington, Kentucky 40507 as of the 21 day of October, 1993, by the TRUSTEES, hereinafter named for the purpose of renaming one series of shares of beneficial interest, correcting the name of another series of shares of beneficial interest and removing surplus language.

                                WITNESSETH THAT:

                Article V, Section 5.2 ESTABLISHMENT AND DESIGNATION OF SERIES is amended to read as follows:

                Without limiting the authority of the Trustees set forth in
                Section 5.1 to establish and designate any further Series, the Trustees hereby establish and designate five series of shares:
                (i) The "Kentucky Tax-Free Income Series"; (ii) The "Kentucky Tax-Free Short to Medium Series"; (iii) The "Dupree Cash Management Series"; (iv) The "Intermediate Government Bond Series"; and (v) The Tennessee Tax-Free Income Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust.

                IN WITNESS WHEREOF, the undersigned have hereunto set their hands and seals for themselves and their assigns, as of the day and year first above written.


                                                      s/Thomas P. Dupree
                                                      --------------------------
                                                      THOMAS P. DUPREE, SR.

                                                      s/Fred L. Dupree, Jr.
                                                      --------------------------
                                                      FRED L. DUPREE, JR.


                                                      s/William A. Combs, Jr.
                                                      --------------------------
                                                      WILLIAM A. COMBS, JR.


                                                      s/Robert L. Maddox
                                                      --------------------------
                                                      ROBERT L. MADDOX


                                                      s/William S. Patterson
                                                      --------------------------
                                                      WILLIAM S. PATTERSON

STATE OF KENTUCKY)
                 (  SCT.
COUNTY OF FAYETTE)

                On this the 21 day of October, 1993, before me personally appeared Thomas P. Dupree, Sr., Fred L. Dupree, Jr., William A. Combs, Jr., Robert L. Maddox and William S. Patterson, to me known to be the persons described in and who executed the foregoing instrument, and acknowledged that they executed the same as their free acts and deeds.

                WITNESS my hand and notarial seal this 21 day of October, 1993.

                My commission expires:    January 17, 1997
                                      ------------------------------------------

                                         s/Gay M. Elste
                                      --------------------------------
                                      NOTARY PUBLIC, STATE AT LARGE, KY

This instrument prepared by:


 Gay M. Elste
-----------------------------
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 40522
(606) 257-2936

72/1

                        AMENDMENT TO DECLARATION OF TRUST

                               DUPREE MUTUAL FUNDS

                This Amendment to that Certain Declaration of Trust of Dupree Mutual Funds dated June 25, 1997 is made and entered into at 125 South Mill Street, Vine Center, Suite 100, Lexington, Kentucky 40507 as of the 31st day of October, 1994 by the Trustees, hereinafter named for the purpose of adding one series of beneficial interest.

                                WITNESSETH THAT:

                Article V, Section 5.2 ESTABLISHMENT AND DESIGNATION OF SERIES is amended to read as follows:

                Without limiting the authority of the Trustees set forth in
Section 5.1 to establish and designate any further Series, the Trustees hereby establish and designate six series of shares: (i) the "Kentucky Tax- Free Income Series", (ii) the "Kentucky Tax-Free Short to Medium Series", (iii) the "Dupree Cash Management Series"; (v) the "Tennessee Tax-Free Short to Medium Series", of which no shares of the latter series are issued or outstanding as of the date of execution of this Amendment of the Declaration of Trust.

                IN WITNESS WHEREOF, the undersigned have hereunto set their hands and seals for themselves and their assigns as of the day and year first above written.


                                                  s/Thomas P. Dupree
                                                  ------------------------------
                                                  THOMAS P. DUPREE, SR.

                                                  s/Fred L. Dupree, Jr.
                                                  ------------------------------
                                                  FRED L. DUPREE, JR.


                                                  s/William A. Combs, Jr.
                                                  ------------------------------
                                                  WILLIAM A. COMBS, JR.


                                                  s/Robert L. Maddox
                                                  ------------------------------
                                                  ROBERT L. MADDOX


                                                  s/William S. Patterson
                                                  ------------------------------
                                                  WILLIAM S. PATTERSON

STATE OF KENTUCKY)
                 (  SCT.
COUNTY OF FAYETTE)

                On this the 31 day of October, 1994, before me personally appeared Thomas P. Dupree, Sr., Fred L. Dupree, Jr., William A. Combs, Jr., Robert L. Maddox and William S. Patterson, to me known to be the persons described in and who executed the foregoing instrument, and acknowledged that they executed the same as their free acts and deeds.

                WITNESS my hand and notarial seal this 31 day of October, 1994.

                My commission expires:    January 17, 1997
                                      -----------------------------------------

                                         s/Gay M. Elste
                                      --------------------------
                                      NOTARY PUBLIC, STATE AT LARGE, KY

This instrument prepared by:


 Gay M. Elste
------------------------------
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 40522
(606) 257-2936

                        AMENDMENT TO DECLARATION OF TRUST

                               DUPREE MUTUAL FUNDS

THIS AMENDMENT TO THAT CERTAIN DECLARATION OF TRUST OF Dupree Mutual Funds dated June 25, 1987 is made and entered into at 125 South Mill Street, Vine Center, Suite 100, Lexington, Kentucky 40507 as of the 18th day of October 1995 by the TRUSTEES, hereinafter named for the purpose of adding two series of shares of beneficial interest.

                                WITNESSETH THAT:

                Article V, Section 5.2 Establishment and Designation of Series is amended to read as follows:

                Without limiting the authority of the Trustees set forth in
Section 5.1 to establish and designate any further Series, the Trustees hereby establish and designate eight series of shares: (i) The "Kentucky Tax-Free Income Series" (ii) The Kentucky Tax-Free Short-to-Medium Series"; (iii) the "Dupree Cash Management Series" (iv) The Intermediate Government Bond Series",
(v) The"Tennessee Tax-Free Income Series"; (vii) The "North Carolina Tax-Free Income Series"; and (viii) The "North Carolina Tax-Free Short- to-Medium Series", no shares of which are issued or outstanding as of the date of execution of this Amendment to the Declaration of Trust.


                IN WITNESS WHEREOF, the undersigned have hereunto set their hands and seals for themselves and their assigns as of the day and year first above written.


                                                    s/Thomas P. Dupree
                                                    ----------------------------
                                                    THOMAS P. DUPREE, SR.

                                                    s/Fred L. Dupree, Jr.
                                                    ----------------------------
                                                    FRED L. DUPREE, JR.


                                                    s/William A. Combs, Jr.
                                                    ----------------------------
                                                    WILLIAM A. COMBS, JR.


                                                    s/Robert L. Maddox
                                                    ----------------------------
                                                    ROBERT L. MADDOX


                                                    s/William S. Patterson
                                                    ----------------------------
                                                    WILLIAM S. PATTERSON

STATE OF KENTUCKY)
                 (  SCT.
COUNTY OF FAYETTE)

                On this the 16th day of October, 1995, before me personally appeared Thomas P. Dupree, Sr., Fred L. Dupree, Jr., William A. Combs, Jr., Robert L. Maddox and William S. Patterson, to me known to be the persons described in and who executed the foregoing instrument, and acknowledged that they executed the same as their free acts and deeds.

                WITNESS my hand and notarial seal this 16 day of October, 1995.

                My commission expires:    December 16, 1996
                                       ----------------------------------------

                                           s/Dorine D. Kelly
                                      ---------------------------
                                      NOTARY PUBLIC, STATE AT LARGE, KY

STATE OF KENTUCKY)
                        (SCT
COUNTY OF JEFFERSON)

                On this 18th day of October, 1995 before me personally appeared Robert L. Maddox, to me known to be the person described in and who executed the foregoing instrument, and acknowledged that he executed the same as his free act and deed.

                WITNESS my hand and notarial seal this 18th day of October 1995.

                My commission expires June 19, 1998
                                      -------------



                                                s/ E. Christine Ruehl
                                                -----------------------
                                                Notary Public, State at Large



This instrument prepared by:


 Gay M. Elste
------------------------
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 40522
(606) 257-2936

                                                                      ITEM 23(B)


                               DUPREE MUTUAL FUNDS

                           (A Kentucky Business Trust)


                                       * *

                                     BY-LAWS

                                    ARTICLE I

                                     OFFICES

Section 1.01.  Registered Office.  The registered office

of the Trust within the State of Kentucky shall be located at the principal place of business in said state of the Trust or the individual acting as the Trust's registered agent in Kentucky.

Section 1.02.   Business Offices.  The Trust may conduct

its business and have offices at such place or places, within or without the State of Kentucky,  as the Board of Trustees may from time to time determine or the business of the Trust may require.

                                   ARTICLE II

                            MEETINGS OF SHAREHOLDERS

         Section 2.01.   Time and Place.  Meetings of shareholders

shall be held at such time and place, within or without the State of Kentucky,  as shall be determined by the Board of Trustees in accordance with these By-Laws.

         Section 2.02.  Annual Meetings.  An annual meeting of

shareholders shall be held during the second quarter of each fiscal year of the Trust beginning on or after January 1, 1987 on such date not a legal holiday as shall be fixed by the Board of

Trustees.  At each annual meeting,  the shareholders shall elect a

Board of Trustees and may transact any other business which is properly brought before the meeting.

         Section 2.03.  Special Meetings.  Special meetings of

shareholders may be called by the Board of Trustees or by the holders of not less than one-fifth (l/5) of all the shares entitled to vote at the meeting.

         Section 2.04.  Notice of Shareholders' Meetings.   Written

notice of each meeting of shareholders stating the day, hour and place of the meeting, and,  in the case of a special meeting, the purpose or purposes for which the meeting is called. shall be delivered not less than ten (10) nor more than fifty (50) days before the date of the meeting,  in the manner prescribed by Section

5.01 of these By-Laws,  by or at the direction of the President, the

Secretary or the officer or persons calling the meeting, to each shareholder of record entitled to vote at such meeting.

         Section 2.05.  Adjournment.  When a meeting is adjourned

to another time or place,  notice need not be given of the adjourned meeting if the time and place thereof are announced at the meeting at which the adjournment is taken.  At the adjourned meeting, the shareholders may transact any business which might have been transacted at the original meeting.  If the adjournment is for more than thirty (30) days,  or if after the adjournment a new record date is fixed for the adjourned meeting,  a notice of the adjourned meeting shall be given to each shareholder of record entitled to vote at the meeting.

Section 2.06.  Quorum and Vote Required.  Except as
otherwise provided in the Declaration of Trust, the holders of a majority of the shares of the Trust issued and outstanding and entitled to vote,  represented in person or by proxy, shall

constitute a quorum at each meeting of shareholders.  At any meeting at which a quorum is present, all elections shall be determined by plurality vote.  and all other matters shall be determined by the vote of a majority of the shares represented and entitled to vote,  unless the matter is one as to which a greater vote is required by statute,  the Declaration of Trust or these By-

Laws.  The shareholders present at a duly organized meeting can continue to do business until adjournment, notwithstanding the withdrawal of enough shareholders to leave less than a quorum.

         Section 2.07.  Voting.  At any meeting of shareholders,

each shareholder entitled to vote may vote in person or by proxy;

and,  except as otherwise provided by statute, the Investment

Company Act of 1940 or rules and regulations issued thereunder, the

Declaration of Trust or these By-Laws,  each outstanding share shall be entitled to one vote on each matter submitted to a vote at such meeting.  At each election of trustees, each shareholder entitled to vote shall have the right to cast as many votes in the aggregate as he shall be entitled to vote under the Declaration of Trust,

multiplied by the number of trustees to be elected at such election,

and each shareholder may cast the whole number of votes for one candidate,  or distribute such votes among two or more candidates.

         Section 2.08.   Proxies.  Each proxy shall be in writing

executed by the shareholder giving the proxy or by his duly authorized attorney-in-fact. No proxy shall be valid after eleven

(11) months from the date of its execution, unless otherwise provided in the proxy, but in no event shall a proxy, unless coupled with an interest, be voted on after three years from the date of its execution.  The revocation of a proxy shall not be effective until the Secretary of the Trust has received written notice of the revocation.

Section 2.09.  Action Without Meeting.  Any action

required or permitted to be taken at a meeting of shareholders may be taken without a meeting if a consent in writing setting forth the action so taken shall be signed by all of the shareholders entitled to vote with respect to the subject matter thereof; and

such consent shall have the same effect as a unanimous vote of shareholders.

                                   ARTICLE III

                                    TRUSTEES

         Section 3.01.   Board of Trustees.   The business and

affairs of the Trust shall be managed by its Board of Trustees,

which may exercise all of the powers of the Trust and do all lawful acts and things which are not, by statute, the Declaration of Trust or these By-Laws,  directed or required to be exercised or done by the shareholders.  Trustees need not be residents of the State of

Kentucky or shareholders of the Trust.

         Section 3.02.  Number;  Election and Tenure.   The initial

Board of Trustees shall consist of the number of trustees fixed by the Declaration of Trust. Thereafter, the number of trustees constituting the full Board shall be not less than three (3), as fixed from time to time by resolution adopted by a majority of the number of trustees constituting the full Board or by the

shareholders at any annual or special meeting; provided, that no decrease in the number of trustees shall shorten the term of any incumbent trustee.  With the exception of the initial Board of

Trustees, the members of which shall be designated in the

Declaration of Trust, and except as otherwise provided in these

By-Laws, trustees shall be elected at the annual meeting of

shareholders.  Each trustee shall hold office for a term expiring at the annual meeting of shareholders next succeeding his election and until his successor 1s elected and qualified or his earlier displacement from office by resignation, removal or otherwise.

         Section 3.03.  Resignation and Removal.  Any trustee may

resign at any time by written notice to the Trust or an Officer thereof.  Any trustee holding office may be removed, with or without cause, by vote of a majority of the shares then entitled to vote at an election of trustees or by two-thirds of the trustees
                                .
prior to such removal.

         Section 3.04.   Vacancies.  Any vacancy on the Board of

Trustees may be filled by the shareholders at any annual or special meeting or by the affirmative vote of a majority of the remaining trustees as provided in Section 4.1(F) of the Declaration of Trust.

Each trustee elected to fill a vacancy shall hold office for the unexpired term of his predecessor.

         Section 3.05.   Executive and Other Committees.

The Board of Trustees, by resolution adopted by a majority of the number of trustees constituting the full Board, may designate from among its members one or more committees, each consisting of two

(2) or more trustees and having such title as the Board may

consider to be properly descriptive of its function (except that only one such committee shall be designated as the Executive

Committee),  and each of which,  to the extent provided in such resolution,  shall have and may exercise all the authority of the

Board,  except that no such committee shall have authority as to any of the following matters:

        (a)  amending the Declaration of Trust;

        (b)  adopting a plan of merger or consolidation;

        (c)  recommending to the shareholders the sale, lease,

exchange or other disposition of all or substantially all of the property and assets of the Trust otherwise than in the usual and regular course of its business;

        (d)  recommending to the shareholders a voluntary

dissolution of the Trust or a revocation thereof; or

        (e)  amending the By-Laws of the Trust.

Each such committee shall serve at the pleasure of the Board of

Trustees.  It shall keep minutes of its meetings and report the same to the Board of Trustees as and when requested by the Board,

and it shall observe such other procedures with respect to its meetings as may be prescribed by the Board, or, to the extent not so prescribed,  as are specified in these By-Laws with respect to meetings of the Board.

          Section 3.06.   Chairman of the Board.  The trustees may

elect or appoint from among their number a Chairman of the Board.

The Chairman of the Board, if there be one, shall preside at all meetings of shareholders and trustees, and he shall have such other powers and duties as the Board of Trustees may from time to time prescribe.

         Section 3.07.  Compensation.   The Board of Trustees shall

have authority to fix the compensation of trustees and to provide for reimbursement of expenses incurred by trustees in attending meetings of the Board or of any committee of the Board in which they hold membership.

                                   ARTICLE IV

                              MEETINGS OF THE BOARD

         Section 4.01.   Time and Place.  Meetings of the Board of

Trustees may be held at such time and place, within or without the

State of Kentucky,  as shall be determined in accordance with these

By-Laws.

Section 4.02.  Organizational Meetings.  Within ten (10)

days after each annual meeting of shareholders, the trustees elected at the annual melting shall hold an initial meeting for the purposes of organizing,  electing officers and transacting any other business they deem to be appropriate.  Each organizational meeting shall be held at such time and place as shall be fixed by

resolution of the Board of Trustees prior to the annual meeting of shareholders or by the written consent of all of the trustees elected at such annual meeting; and no notice of such

organizational meeting need be given to such trustees in order legally to constitute the meeting, provided a quorum shall be present.

Section 4.03.

Regular Meetings.  Regular meetings of the Board of Trustees may be held, with or without notice, at such time

and place as shall from time to time be fixed in advance by

resolution of the Board.

         Section 4.04.  Special Meetings.  Special meetings of the

Board of Trustees may be called by the President and shall be called by the President or the Secretary at the written request of any two (2) trustees.  Any such request shall specify the purpose

or purposes for which the special meeting is to be called.   Written

notice of each special meeting of trustees stating the day, hour and place, and,  if deemed appropriate by the person or persons by whom or at whose request the meeting is being called, the purpose or purposes thereof,  shall be delivered to each trustee, in the manner provided in Section 5.01 of these By-Laws, at least forty-

eight (48) hours before such meeting.  The time and place of any special meeting of trustees may also be fixed by a duly executed waiver of notice thereof.

         Section 4.05. Quorum and Voting.  A majority of the

number of trustees constituting the entire Board of Trustees then in office shall constitute a quorum for the transaction of business at any meeting of the Board,  and the vote of a majority of the trustees present at any meeting at which a quorum is present shall be the act of the Board,  except as otherwise provided by statute,

the Declaration of Trust or these By-Laws.  If a quorum is not present at any meeting of the Board of Trustees, the trustees present at such meeting may adjourn it from time to time, without notice other than an announcement at the meeting, until a quorum is present.

         Section 4.06.  Action by Unanimous Written Consent.   Any

action required or permitted to be taken at any meeting of the

Board of Trustees or of any committee of the Board may be taken without a meeting if a consent in writing,  setting forth the action so taken, shall be signed by all of the trustees, or all of the members of the committee, as the case may be; and such consent shall have the same effect as a unanimous vote.

                                    ARTICLE V

                                     NOTICES

         Section 5.01.  Delivery of Notices.   Notices to

shareholders and trustees shall be in writing and may be delivered personally or by mail.  Notice by mail shall be deemed to be delivered when deposited in the United States mail addressed to the trustee or shareholder at his address as it appears on the books of the Trust with postage thereon prepaid.  Notice to trustees may also be given by telegram or by leaving the notice at a trustee's residence or usual place of business.

         Section 5.02.   Waiver of Notice.  Whenever any notice is

required by statute,  the Declaration of Trust or these By-Laws to be given to any shareholder or trustee,  a waiver thereof in writing signed by the person or persons entitled to such notice, whether before or after the time stated thereon,  shall be equivalent to the giving of such notice.  Neither the business to be transacted at,

nor the purposes of, any meeting of trustees need to specified in a
waiver of notice of such meeting.   Attendance of a trustee at a

meeting shall constitute a waiver of notice of such meeting, except where the trustee attends the meeting for the express purpose of objecting to the transaction of any business because the meeting is not lawfully called or convened.

                                   ARTICLE VI

                                    OFFICERS

         Section 6.01.   Executive Officers.   The executive

officers of the Trust shall be a President, one or more Vice

Presidents,  a Secretary and a Treasurer.   The President shall be

selected from among the trustees, but no other officer need be a member of the Board of Trustees.  Two or more offices, except those of President and Vice President and those of President and

Secretary, may be held by the same person, but no officer shall execute,  acknowledge or verify any instrument in more than one

capacity.   The executive officers of the Trust shall be elected

annually by the Board of Trustees at its organizational meeting following the annual meeting of shareholders at which the members of the Board were elected.

          Section 6.02.  Other Officers and Agents.   The Board of

Trustees may also elect or appoint or may delegate to the President authority to appoint,  to fix the term of office, duties and compensation of, and to remove, one or more Assistant Vice

Presidents,  Assistant Treasurers and Assistant Secretaries, and

such other officers and agents as the Board may at any time or from time to time determine to be advisable.

         Section 6.03.   Tenure; Resignation; Removal; Vacancies.

Each officer of the Trust shall hold office until his successor is elected or appointed or until his earlier displacement from office by resignation, removal or otherwise; provided, that if the term of office of any officer elected or appointed pursuant to Section 6.02 of these By-Laws shall have been fixed by the Board of Trustees or by the President acting under authority delegated to him by the

Board,  then such officer shall cease to hold such office no later than the date of expiration of such fixed term, regardless of whether any other person shall have been elected or appointed to succeed him.  Any officer may resign by written notice to the

Trust.  Any officer may be removed by the Board of Trustees, and,

if the Board has delegated such authority to the President, any officer elected or appointed pursuant to Section 6.02 of these By-

Laws may be removed by the President, whenever in the judgment of the Board or the President, as the case may be, the best interests of the Trust will be served thereby; provided, that any such removal shall be without prejudice to the contract rights, if any,

of the officer so remove; under any employment or other agreement with the Trust; and provided further, that the election or

appointment of an officer shall not of itself create any contract rights in his favor.  If the office of any officer becomes vacant for any reason, the vacancy may be filled by the Board of Trustees,

or,  in the case of an officer elected or appointed pursuant to

Section 6.02 of these By-Laws, by the President acting pursuant to authority delegated to him by the Board.

Section 6.04.  Compensation.  The compensation of all
officers and agents of the Trust shall be fixed by the Board of

Trustees, or,  in the case of officers elected or appointed pursuant to Section 6.02, by the President acting pursuant to authority delegated to him by the Board.

          Section 6.05.  Authority and Duties.   All officers and

agents of the Trust,  as between themselves and it, shall have such authority and perform such duties in the management of the Trust as may be provided in these By-Laws, or,  to the extent not provided herein,  as may be prescribed by the Board, or, in the case of officers and agents elected or appointed pursuant to Section 6.02 of these By-Laws,  by the President acting pursuant to authority delegated to him by the Board.

          Section 6.06.   The President.   The President shall be the

Chief Executive Officer of the Trust.  He shall have general and active management of the business of the Trust, shall see to it that all resolutions and orders of the Board of Trustees are carried into effect, and, in connection therewith, shall be

authorized to delegate to the other executive officers of the Trust such of his powers and duties as President at such times and in such manner as he may deem to be advisable; and, in the absence disability of the Chairman of the Board, or if there be no

Chairman, he shall preside at all meetings of shareholders and trustees.

or

Section 6.07.   The Vice Presidents.  The Vice President,

or,  if there be more than one, the Vice Presidents,  shall assist the President in the management of the business of the Trust and the implementation of resolutions and orders of the Board of

Trustees at such times and in such manner as the President may deem

to be advisable.   If there be more than one Vice President, the

Board of Trustees may designate one of them as Executive Vice

President,  in which case he shall be first in order of seniority,

and may also grant to others such titles as shall be descriptive of their respective functions or indicative of their relative

seniority.  The Vice President, or,  if there be more than one, the

Vice Presidents in their order of seniority as indicated by their titles or as otherwise determined by the Board of Trustees shall,

in the absence or disability of the President, exercise the powers and perform the duties of the President;  and he or they shall have such other powers and duties as the Board or the President may from time to time prescribe.

         Section 6.08.   The Assistant Vice Presidents.   The

Assistant Vice President, if any, or, if there be more than one,

the Assistant Vice Presidents,  shall perform such duties as the

Board of Trustees or the President may from time to time prescribe.

          Section 6.09.   The Secretary.  The Secretary shall:

    (a) Attend all meetings of the shareholders and the

Board of Trustees and record the minutes of all proceedings taken at such meetings,  and maintain all documents evidencing trust actions taken by written consent of the shareholders or the Board of Trustees,  in a book to be kept for that purpose; and, when required,  he shall perform like duties for any committees of the

Board;

(b) See to it that all notices of meetings of the

shareholders and of special meetings of the Board of Trustees are duly given in accordance with these By-Laws or as required by statute;

      (c) Be the custodian of the seal of the Trust, and, when

authorized by the Board of Trustees, cause the trust's seal to be affixed to any document requiring It, and, when so affixed,

attested by his signature as Secretary or by the signature of an

Assistant Secretary; and

        (d)  Perform all other duties incident to the office of a

trust secretary and such other duties as the Board of Trustees or the President may from time to time prescribe.

         Section 6.10.   The Assistant Secretaries.   The Assistant

Secretary, if any, or,  if there be more than one, the Assistant

Secretaries,  in the order determined by the Board of Trustees or by the President, shall,  in the absence or disability of the

Secretary, exercise the powers and perform the duties of the

Secretary; and he or they shall perform such other duties as the

Board of Trustees,  the President or the Secretary may from time to time prescribe.

Section 6.11. -The Treasurer.   The Treasurer shall:

  (a) See to it that all monies, securities and other

valuable effects of the Trust are deposited in its name and for its account with such custodians and depositories as may be designated by the Board of Trustees;

      (b) Keep full and accurate accounts of receipts and

disbursements and revenues and expenses in books belonging to the

Trust;

(c) Render to the President and the Board of Trustees, at meetings or whenever they may require it, an account of the financial condition of the Trust; and

       (d) Perform all other duties incident to the office of a

treasurer and such other duties as the Board of Trustees or the

President may from time to time prescribe.

         Section 6.12.   The Assistant Treasurers,   The Assistant

Treasurer, if any, or,  if there be more than one, the Assistant

Treasurers,  in the order determined by the Board of Trustees or by the President, shall,  in the absence or disability of the

Treasurer,  exercise the powers and perform the duties of the

Treasurer;  and he or they shall perform such other duties as the

Board of Trustees,  the President or the Treasurer may from time to time prescribe.

                                   ARTICLE VII

                         ISSUANCE AND TRANSFER OF SHARES

         Section 7.01.   Share Certificates.   The certificates

representing shares of the Trust shall be in the form approved by the Board of Trustees and shall set forth the statements required

by statute and these By-Laws.   Each certificate shall state the

name of the person to whom it is issued, the number and class and designation of any series or sub-series of shares that it

represents and the date of its issuance,  and shall be signed on behalf of the Trust by the President or a Vice President and the

Secretary or an Assistant Secretary or the Treasurer or an

Assistant Treasurer,  any or all of whose signatures may be

facsimile if the certificate is manually signed on behalf of a transfer agent or a registrar other than the Trust itself or an employee of the Trust.  Certificates representing shares of the

Trust may but need not be sealed with its seal or a facsimile thereof.  In case any officer who has signed or whose facsimile signatures has been placed upon any such certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he were such officer at the date of its issue.

         Section 7.02.   Lost Certificates.   The Board of Trustees

may direct that a new share certificate or certificates be issued in place of any certificate or certificates theretofore issued by the Trust which have been mutilated or which are alleged to have been lost,  stolen or destroyed, upon presentation of each such mutilated certificate or the making by the person claiming any such certificate to have been lost,  stolen or destroyed of an affidavit as to the fact and circumstances of the loss, theft or destruction thereof.

The Board of Trustees,  in its discretion and as a

precedent to the issuance of any new certificate, may

require the owner of any certificate alleged to have been lost,

stolen or destroyed. or his legal representative, to furnish the

Trust or its transfer agent with a bond, in such sum and with such surety or sureties as it may direct,  as indemnity against any claim that may be made against the Trust or its transfer agent in respect of such lost,  stolen or destroyed certificate.

         Section 7.03.  Registration of Share Transfers. The

Trust shall register or cause its transfer agent to register transfers of shares on the books of the Trust, upon compliance with such lawful share transfer rules and regulations as may be prescribed by the Board of Trustees or by any Transfer Agent acting for the Trust and,  if such shares are represented by one or more certificates, upon surrender to the Trust or its transfer agent of such certificate or certificates duly endorsed or accompanied by appropriate evidence of succession,  assignment or authority to transfer.

         Section 7.04.   Fractional Shares.   The Trust shall not

issue certificates to represent fractional share interests, but shall register or cause its transfer agent to register ownership of such interests in the names of the persons entitled thereto on the books of the Trust.  Ownership of any fractional share interest shall entitle the holder thereof to exercise voting rights, receive any dividends and participate in any liquidation of the Trust on a proportionate basis.

         Section 7.05.  Registered Shareholders.  Except as

otherwise required by law,  the Trust shall be entitled to recognize a person registered on its books as the holder of shares as the sole owner of such shares for all purposes, and shall not be bound to recognize any equitable or legal claim to or interest in such shares on the part of any person other than such registered holder,

regardless of whether it shall have knowledge or notice of any such claim or interest.  Without limiting the generality of the

foregoing,  the Trust shall be entitled to recognize the exclusive right of a person whose holding of shares is so registered on its books as of any record date fixed or determined pursuant to Section

8.1 of these By-Laws to be treated as the sole owner of such shares for the purpose for which such record date was so fixed or determined and to hold a person registered on its books as the holder of snares liable for calls and assessments in respect of such shares.

                                  ARTICLE VIII

                               GENERAL PROVISIONS


         Section 8.01. Record Date.

       (a) For the purpose of determining the shareholders

entitled to notice of or to vote at any meeting of shareholders or adjournment thereof,  or entitled to receive payment of any

dividends or other distribution or any allotment of rights, or entitled to exercise any rights in respect of any change,

conversion or exchange of shares,  or for any other proper purpose,

the stock transfer books of the Trust shall not be closed. but in lieu thereof the Board of Trustees may fix in advance a date as the

record date for any such determination of shareholders.   The record

date so fixed shall not be more than fifty (50) nor less than ten

(10) days prior to the date of any such meeting of shareholders,

nor more than fifty (50) days prior to the date of any such other action.

       (b) If no record date is fixed by the Board of Trustees:

          (i) The record date for determining the

shareholders entitled to notice of or to vote at a meeting shall be the close of business on the first date on which notice of the meeting is mailed; and

(ii) The record date for determining shareholders for any other proper purpose shall be the close of business on the day on which the resolution of the Board of Trustees relating thereto is adopted.

(c) When a determination of shareholders entitled to

vote any meeting of shareholders has been made as provided in this Section 8.01,  such determination shall apply to any

adjournment of such meeting,  unless the Board of Trustees fixes a new record date for any such adjourned meeting.

Section 8.02.  Signing of Checks, Notes, Etc.   All checks

or other orders for the payment of money and all notes or other evidences of indebtedness of the Trust shall be signed on its behalf by such officers and agents as the Board of Trustees may from time to time designate.

Section 8.03.  Voting of Securities.   In the event that

the Trust shall at any time or from time to time own and have power to vote any securities of any other issuer, such securities shall be voted by such persons and in such manner as the Board of

Trustees may from time to time determine, or, in the absence of any such determination, by the President or any Vice President in such manner as such officer deems to be in the best interests of the

Trust.

          Section 8.04.   Seal.   The seal shall have inscribed

thereon the name of the Trust,  the year of its formation and the words  "A Kentucky Business Trust".  The seal may be used by causing it or a facsimile to be impressed,  affixed or otherwise reproduced.

         Section 8.05. Fiscal Year. The fiscal year of the Trust shall be fixed and may from time to time be changed by resolution of the Board of Trustees; provided,  that if a different fiscal year shall not have been fixed by the Board on or before June 30, 1988,

the first fiscal year of the Trust shall end on that date, and thereafter,  unless and until the Board shall fix a different fiscal year f  it shall be the period of twelve (12) consecutive calendar months ending on the 30th day of June in each calendar year.

ARTICLE IX

INSURANCE

       The Trust may purchase and maintain insurance on behalf

of any person who is or was a trustee, officer, employee or agent of the Trust.  or is or was serving at the request of the Trust as a director, officer,  employee or agent of another corporation,

partnership,  joint venture,  trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the

Trust would have the power to indemnify against such liability under the provisions of section 271A.026 of the Kentucky Business

Corporation Act or the indemnification provisions of any successor statute.

ARTICLE X

        APPLICABILITY OF INVESTMENT COMPANY ACT OF 1940


         Section 10.01.  Investment Company Act to Be Controlling.

If at a time when the Trust is registered as an investment company under the federal Investment Company Act of 1940, any provision of these By-Laws shall conflict or be inconsistent with any applicable provision of said Act or of any rule, regulation or order

thereunder,  such applicable provision of said Act or rule,

regulation or order thereunder shall be controlling and the

operation of the conflicting or inconsistent provision of these

By-Laws shall be suspended.

ARTICLE XI

AMENDMENTS

         Section 11.01.   General Power to Amend.  Subject to

Section 11.02,  these By-Laws may be amended or repealed, and new

By-Laws may be adopted,  by resolution adopted by the shareholders or by a majority of the number of trustees constituting the full

Board of Trustees; provided,  that any By-Law or amendment to the

By-Laws so adopted by the Board may be amended or repealed, and any

By-Law so repealed by the Board may be reinstated, by resolution of the shareholders,  in which case the Board shall not thereafter take action with respect to the By-Laws which is inconsistent with the action so taken by the shareholders.

         Section 11.02.  Amendment by Shareholders Only.   This

Article XI may be amended or repealed only by the shareholders. In addition,  the shareholders shall have exclusive power to amend or repeal any By-Law adopted by the shareholders which expressly states that it may be amended or repealed only by the shareholders.

UNANIMOUS WRITTEN CONSENT

BOARD OF TRUSTEES

        RESOLVED, that the Board of Trustees of Dupree Mutual Funds modify its resolutions of July 27, 1988, with respect to the Annual Meeting of Shareholders as follows:

         1. Pursuant to Section 3.02 of the By-laws of Dupree Mutual Funds, the number of trustees shall be increased to six (6) with a sixth trustee to take office following the Annual Meeting of Shareholders and to serve until the next Annual Meeting of Shareholders and until a successor is duly elected and qualified.

          2. William A. Combs, Jr. Is designated as a nominee of this Board of Trustees for election at the 1988 Annual Meeting of Shareholders.

/s Thomas P. Dupree       9/11/88
/s Fred L. Dupree         9/11/88
/s Jack Langley           9/11/88
/s Robert L Maddox        9/11/88
/s William S. Patterson   9/11/88

UNANIMOUS WRITTEN CONSENT
  DUPREE MUTUAL FUNDS

     The undersigned, being all of the Trustees of Dupree

Mutual Funds, a Kentucky Business Trust, do hereby severally consent to the following actions and the adoption of the

following resolutions pursuant to Section 4.06 of the By-Laws of the Trust:

RESOLVED, that the Board of Trustees of Dupree Mutual Funds hereby lowers the initial investment in any Series of the Trust to $100.00. The Trust retains the right to redeem shares for accounts which fall below $500.00 as set forth in the current Prospectus.

     IN WITNESS WHEREOF, the undersigned

instrument effective as of April 2, 1990

/s Thomas P. Dupree, Sr.
/s Fred L. Dupree, Jr.
/s William A. Combs, Jr.
/s Robert L. Maddox
/s William S. Patterson

                                                                      Item 23(c)

                         KENTUCKY TAX-FREE INCOME SERIES



                               DUPREE MUTUAL FUNDS
                            A Kentucky Business Trust

ACCOUNT NO.       ALPHA CODE                       SEE REVERSE FOR
                                                 CERTAIN DEFINITIONS

                                                 CUSIP    26615510-0



THIS CERTIFIES THAT                              is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the KENTUCKY TAX-FREE INCOME SERIES of Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.

Dated:



                        Secretary                               Chairman



                   COUNTERSIGNED:

                                  DUPREE & COMPANY, INC.        TRANSFER AGENT
                   BY



                            --------------------------------------------------
                                                          AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

         TEN COM-   as tenants in common             UNIF GIFT MIN ACT- ________________________ Custodian

----------------------------
         TEN ENT-   as tenants by the entireties                                   (Cust)                     (Minor)
          JT TEN-   as joint tenants with                                   under Uniform Gifts to Minors
                    right of survivorship and                               Act
                    not as tenants in common                                   -----------------------------------------
                                                                                          (State)

                        Additional abbreviations may also be used though not in the above list.


         FOR VALUE RECEIVED

--------------------------------------------------------------------------------
hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         shares
------------------------------------------------------------------------
of the shares of Beneficial Interest of KENTUCKY TAX-FREE INCOME SERIES of
Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

                                                                       Attorney
-----------------------------------------------------------------------
to cause the transfer of said shares to be registered on the books of said Trust with full power of substitution in the premises.


Dated:
      --------------------

                                            (Sign here)
-------------------------------------------------------


        ----------------------------------------------------------
                                 NOTE:  The signature(s) above must correspond in every particular, without alteration, with the name(s) as printed on your Certificates or Open Account Statement.

NOTE                                                          Signature Guaranteed
If your signature is required, your signature must be
guaranteed by:

(a)  a commercial bank member of the Federal
         Deposit Insurance Corporation, or
(b)  a trust company, or                                  By:
(c)  a member of a national stock exchange.                   -----------------------------------------------------------
                                                                                 (Name of Bank or Firm)



                                                              ------------------------------------------------------------------
                                                                             (Signature of Officer & Title)

                    KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES



                               DUPREE MUTUAL FUNDS
                            A Kentucky Business Trust

ACCOUNT NO.    ALPHA CODE                                SEE REVERSE FOR
                                                       CERTAIN DEFINITIONS

                                                       CUSIP 26615520-9



THIS CERTIFIES THAT                                    is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES of Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.

Dated:



                        Secretary                               Chairman



                   COUNTERSIGNED:

                                  DUPREE & COMPANY, INC.        TRANSFER AGENT
                   BY



                            --------------------------------------------------
                                                          AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

         TEN COM-   as tenants in common             UNIF GIFT MIN ACT- ________________________ Custodian

----------------------------
         TEN ENT-   as tenants by the entireties                                   (Cust)                     (Minor)
          JT TEN-   as joint tenants with                                   under Uniform Gifts to Minors
                    right of survivorship and                               Act
                    not as tenants in common                                   -----------------------------------------
                                                                                          (State)

                        Additional abbreviations may also be used though not in the above list.


         FOR VALUE RECEIVED

--------------------------------------------------------------------------------
hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         shares
------------------------------------------------------------------------
of the shares of Beneficial Interest of KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
of Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

                                                                       Attorney
-----------------------------------------------------------------------
to cause the transfer of said shares to be registered on the books of said Trust with full power of substitution in the premises.


Dated:
      --------------------

                                            (Sign here)
-------------------------------------------------------


        ----------------------------------------------------------
                                 NOTE:  The signature(s) above must correspond in every particular, without alteration, with the name(s) as printed on your Certificates or Open Account Statement.

NOTE                                                          Signature Guaranteed
If your signature is required, your signature must be
guaranteed by:

(a)  a commercial bank member of the Federal
         Deposit Insurance Corporation, or
(b)  a trust company, or                                  By:
(c)  a member of a national stock exchange.                   -----------------------------------------------------------
                                                                                 (Name of Bank or Firm)



                                                              ------------------------------------------------------------------
                                                                             (Signature of Officer & Title)

                      NORTH CAROLINA TAX-FREE INCOME SERIES



                               DUPREE MUTUAL FUNDS
                            A Kentucky Business Trust

ACCOUNT NO.    ALPHA CODE                                SEE REVERSE FOR
                                                       CERTAIN DEFINITIONS

                                                       CUSIP   26615570-4



THIS CERTIFIES THAT                                    is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the NORTH CAROLINA TAX-FREE INCOME SERIES of Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.


Dated:



                        Secretary                               Chairman



                   COUNTERSIGNED:

                                  DUPREE & COMPANY, INC.        TRANSFER AGENT
                   BY



                            --------------------------------------------------
                                                          AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

         TEN COM-   as tenants in common             UNIF GIFT MIN ACT- ________________________ Custodian

----------------------------
         TEN ENT-   as tenants by the entireties                                   (Cust)                     (Minor)
          JT TEN-   as joint tenants with                                   under Uniform Gifts to Minors
                    right of survivorship and                               Act
                    not as tenants in common                                   -----------------------------------------
                                                                                          (State)

                        Additional abbreviations may also be used though not in the above list.


         FOR VALUE RECEIVED

--------------------------------------------------------------------------------
hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         shares
------------------------------------------------------------------------
of the shares of Beneficial Interest of NORTH CAROLINA TAX-FREE INCOME SERIES
of Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

                                                                       Attorney
-----------------------------------------------------------------------
to cause the transfer of said shares to be registered on the books of said Trust with full power of substitution in the premises.


Dated:
      --------------------

                                            (Sign here)
-------------------------------------------------------


        ----------------------------------------------------------
                                 NOTE:  The signature(s) above must correspond in every particular, without alteration, with the name(s) as printed on your Certificates or Open Account Statement.

NOTE                                                          Signature Guaranteed
If your signature is required, your signature must be
guaranteed by:

(a)  a commercial bank member of the Federal
         Deposit Insurance Corporation, or
(b)  a trust company, or                                  By:
(c)  a member of a national stock exchange.                   -----------------------------------------------------------
                                                                                 (Name of Bank or Firm)



                                                              ------------------------------------------------------------------
                                                                             (Signature of Officer & Title)

                 NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES



                               DUPREE MUTUAL FUNDS
                            A Kentucky Business Trust


ACCOUNT NO.        ALPHA CODE                              SEE REVERSE FOR
                                                         CERTAIN DEFINITIONS

                                                         CUSIP   26615580-3



THIS CERTIFIES THAT                                      is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES of Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.

Dated:



                        Secretary                               Chairman



                   COUNTERSIGNED:

                                  DUPREE & COMPANY, INC.        TRANSFER AGENT
                   BY



                            --------------------------------------------------
                                                          AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

         TEN COM-   as tenants in common             UNIF GIFT MIN ACT- ________________________ Custodian

----------------------------
         TEN ENT-   as tenants by the entireties                                   (Cust)                     (Minor)
          JT TEN-   as joint tenants with                                   under Uniform Gifts to Minors
                    right of survivorship and                               Act
                    not as tenants in common                                   -----------------------------------------
                                                                                          (State)

                        Additional abbreviations may also be used though not in the above list.


         FOR VALUE RECEIVED

--------------------------------------------------------------------------------
hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         shares
------------------------------------------------------------------------
of the shares of Beneficial Interest of NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM
SERIES of Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

                                                                       Attorney
-----------------------------------------------------------------------
to cause the transfer of said shares to be registered on the books of said Trust with full power of substitution in the premises.


Dated:
      --------------------

                                            (Sign here)
-------------------------------------------------------


        ----------------------------------------------------------
                                 NOTE:  The signature(s) above must correspond in every particular, without alteration, with the name(s) as printed on your Certificates or Open Account Statement.

NOTE                                                          Signature Guaranteed
If your signature is required, your signature must be
guaranteed by:

(a)  a commercial bank member of the Federal
         Deposit Insurance Corporation, or
(b)  a trust company, or                                  By:
(c)  a member of a national stock exchange.                   -----------------------------------------------------------
                                                                                 (Name of Bank or Firm)



                                                              ------------------------------------------------------------------
                                                                             (Signature of Officer & Title)

                        TENNESSEE TAX-FREE INCOME SERIES



                               DUPREE MUTUAL FUNDS
                            A Kentucky Business Trust

ACCOUNT NO.     ALPHA CODE                                  SEE REVERSE FOR
                                                          CERTAIN DEFINITIONS

                                                          CUSIP    26615550-6



THIS CERTIFIES THAT                                       is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the TENNESSEE TAX-FREE INCOME SERIES of Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.

Dated:



                        Secretary                               Chairman



                   COUNTERSIGNED:

                                  DUPREE & COMPANY, INC.        TRANSFER AGENT
                   BY



                            --------------------------------------------------
                                                          AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

         TEN COM-   as tenants in common             UNIF GIFT MIN ACT- ________________________ Custodian

----------------------------
         TEN ENT-   as tenants by the entireties                                   (Cust)                     (Minor)
          JT TEN-   as joint tenants with                                   under Uniform Gifts to Minors
                    right of survivorship and                               Act
                    not as tenants in common                                   -----------------------------------------
                                                                                          (State)

                        Additional abbreviations may also be used though not in the above list.


         FOR VALUE RECEIVED

--------------------------------------------------------------------------------
hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         shares
------------------------------------------------------------------------
of the shares of Beneficial Interest of TENNESSEE TAX-FREE INCOME SERIES of
Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

                                                                       Attorney
-----------------------------------------------------------------------
to cause the transfer of said shares to be registered on the books of said Trust with full power of substitution in the premises.


Dated:
      --------------------

                                            (Sign here)
-------------------------------------------------------


        ----------------------------------------------------------
                                 NOTE:  The signature(s) above must correspond in every particular, without alteration, with the name(s) as printed on your Certificates or Open Account Statement.

NOTE                                                          Signature Guaranteed
If your signature is required, your signature must be
guaranteed by:

(a)  a commercial bank member of the Federal
         Deposit Insurance Corporation, or
(b)  a trust company, or                                  By:
(c)  a member of a national stock exchange.                   -----------------------------------------------------------
                                                                                 (Name of Bank or Firm)



                                                              ------------------------------------------------------------------
                                                                             (Signature of Officer & Title)

                    TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES



                               DUPREE MUTUAL FUNDS
                            A Kentucky Business Trust

ACCOUNT NO.    ALPHA CODE                               SEE REVERSE FOR
                                                      CERTAIN DEFINITIONS

                                                      CUSIP    26615560-5



THIS CERTIFIES THAT                                   is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the Tennessee Tax-Free Short-to-Medium Series of Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.

Dated:



                        Secretary                               Chairman



                   COUNTERSIGNED:

                                  DUPREE & COMPANY, INC.        TRANSFER AGENT
                   BY



                            --------------------------------------------------
                                                          AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

         TEN COM-   as tenants in common             UNIF GIFT MIN ACT- ________________________ Custodian

----------------------------
         TEN ENT-   as tenants by the entireties                                   (Cust)                     (Minor)
          JT TEN-   as joint tenants with                                   under Uniform Gifts to Minors
                    right of survivorship and                               Act
                    not as tenants in common                                   -----------------------------------------
                                                                                          (State)

                        Additional abbreviations may also be used though not in the above list.


         FOR VALUE RECEIVED

--------------------------------------------------------------------------------
hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         shares
------------------------------------------------------------------------
of the shares of Beneficial Interest of TENNESSEE TAX-FREE SHORT-TO-MEDIUM
SERIES of Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

                                                                       Attorney
-----------------------------------------------------------------------
to cause the transfer of said shares to be registered on the books of said Trust with full power of substitution in the premises.


Dated:
      --------------------

                                            (Sign here)
-------------------------------------------------------


        ----------------------------------------------------------
                                 NOTE:  The signature(s) above must correspond in every particular, without alteration, with the name(s) as printed on your Certificates or Open Account Statement.

NOTE                                                          Signature Guaranteed
If your signature is required, your signature must be
guaranteed by:

(a)  a commercial bank member of the Federal
         Deposit Insurance Corporation, or
(b)  a trust company, or                                  By:
(c)  a member of a national stock exchange.                   -----------------------------------------------------------
                                                                                 (Name of Bank or Firm)



                                                              ------------------------------------------------------------------
                                                                             (Signature of Officer & Title)

                       INTERMEDIATE GOVERNMENT BOND SERIES



                               DUPREE MUTUAL FUNDS
                            A Kentucky Business Trust

ACCOUNT NO.    ALPHA CODE                                   SEE REVERSE FOR
                                                          CERTAIN DEFINITIONS

                                                          CUSIP    26615540-7



THIS CERTIFIES THAT                                       is the owner of


         Fully paid and Nonassessable Shares, of Beneficial Interest, without Par Value, of the INTERMEDIATE GOVERNMENT BOND SERIES Dupree Mutual Funds, the transfer of which by the holder hereof, in person or by duly authorized attorney, is registerable on the books of the trust upon surrender of this certificate duly endorsed or accompanied by appropriate evidence of succession, assignment or authority to transfer and compliance with any other lawful share transfer rules and regulations prescribed by the Board of Trustees or by the Transfer Agent. The shares represented by this certificate are issued and held subject to all the restrictions, conditions and provisions set forth in the Declaration of Trust and By-Laws of the Trust, to all of which the holder agrees by the acceptance of this certificate. This certificate is not valid unless countersigned by the Transfer Agent.

         WITNESS the seal of the Trust and the signatures of its duly authorized officers.

Dated:



                        Secretary                               Chairman



                   COUNTERSIGNED:

                                  DUPREE & COMPANY, INC.        TRANSFER AGENT
                   BY



                            --------------------------------------------------
                                                          AUTHORIZED SIGNATURE

The following abbreviations, when used in the inscription on the face of this certificate, shall be construed as though they were written out in full according to applicable laws or regulations:

         TEN COM-   as tenants in common             UNIF GIFT MIN ACT- ________________________ Custodian

----------------------------
         TEN ENT-   as tenants by the entireties                                   (Cust)                     (Minor)
          JT TEN-   as joint tenants with                                   under Uniform Gifts to Minors
                    right of survivorship and                               Act
                    not as tenants in common                                   -----------------------------------------
                                                                                          (State)

                        Additional abbreviations may also be used though not in the above list.


         FOR VALUE RECEIVED

--------------------------------------------------------------------------------
hereby sell, assign and transfer unto

   PLEASE INSERT SOCIAL SECURITY OR
OTHER IDENTIFING NUMBER OF ASSIGNEE



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         shares
------------------------------------------------------------------------
of the shares of Beneficial Interest of INTERMEDIATE GOVERNMENT BOND SERIES of
Dupree Mutual Funds, represented by the Certificate and do hereby irrevocably constitute and appoint

                                                                       Attorney
-----------------------------------------------------------------------
to cause the transfer of said shares to be registered on the books of said Trust with full power of substitution in the premises.


Dated:
      --------------------

                                            (Sign here)
-------------------------------------------------------


        ----------------------------------------------------------
                                 NOTE:  The signature(s) above must correspond in every particular, without alteration, with the name(s) as printed on your Certificates or Open Account Statement.

NOTE                                                          Signature Guaranteed
If your signature is required, your signature must be
guaranteed by:

(a)  a commercial bank member of the Federal
         Deposit Insurance Corporation, or
(b)  a trust company, or                                  By:
(c)  a member of a national stock exchange.                   -----------------------------------------------------------
                                                                                 (Name of Bank or Firm)



                                                              ------------------------------------------------------------------
                                                                             (Signature of Officer & Title)

                                                                      ITEM 23(D)



         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1997 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its Kentucky Tax-Free Income Series, (hereinafter called "Income Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                   WITNESSETH:

         WHEREAS, the Income Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Income Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Income Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Income Series and shall provide the Income Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Income Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Income Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Income Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Income Series such of the information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Income Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Income Series.

         3. (a) The Adviser shall:

              (i) Pay or provide for and furnish to the Income Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Income Series) as the Income Series may reasonably require in the conduct of its business;

              (ii) Maintain and preserve on behalf of the Income Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Income Series is required to maintain and preserve pursuant to Section 31(a) of the Investment company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Income Series by any custodian, transfer agent or other institutional agent retained by the Income Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Income Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Income Series, and
(B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Income Series; and

              (iv) Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Income Series to serve as such without remuneration from or other cost to the Income Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Income Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i) Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Income Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Income Series shares.

              (c) The Income Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Income Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Income Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Income Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Income Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Income Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Income Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the

Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Income Series pursuant to paragraph 3(a)(i) hereof are the property of the Income Series and shall be surrendered by the Adviser promptly on request by the Income Series. The Income Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Income Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Income Series shall pay the Adviser a fee at the annual rate of one-half of one percent (1/2 of 1%) of the first $100,000,000 average daily net asset value, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000, and .4 of 1% of the average daily net assets in excess of $150,000,001 of the Income Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Income Series on the basis of the net asset value of the Income Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Income Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Income Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Income Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Income Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Income Series.

         9. The term of this Agreement shall begin on November 1, 1997 subject to approval by the shareholders of the Income Series at the 1997 Annual Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 1999, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Income Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Income Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Income Series, in writing, at least sixty
(60) days prior to October 31 of each year after 1998 that it does not desire such continuation. The Adviser shall furnish to the Income Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Income Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Income Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Income Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Income Series whose services were made available to the Income Series by the Adviser shall be liable to the Income Series for any error of judgment or mistake of law or for any loss suffered by the Income Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Income Series and/or Dupree Mutual Funds) against any liability to the Income Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Income Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Income Series and/or Dupree Mutual Funds against any liability to the Income Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Income Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Income Series,
(iii) to protect the Adviser against any liability to the Income Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Income Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Income Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Income Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Income Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Income Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.

                                        DUPREE MUTUAL FUNDS for and on behalf of Kentucky Tax-Free Income Series


                                        By:   /s William T Griggs II
                                            ----------------------------------
                                               Vice President



Attest  /s Michelle Dragoo
      --------------------------


                                        DUPREE & COMPANY, INC.



                                        By: /s William T. Griggs
                                            ----------------------------------
                                                President




Attest  /s Michelle Dragoo
      --------------------------

                                                                      ITEM 23(D)



         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1997 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its Kentucky Tax-Free Short-to-Medium Series, (hereinafter called "Short-to-Medium Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                   WITNESSETH:

         WHEREAS, the Short-to-Medium Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Short-to-Medium Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Income Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Short-to-Medium Series and shall provide the Short-to-Medium Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Short-to-Medium Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Short-to-Medium Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Short-to-Medium Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Short-to-Medium Series such of he information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Short-to-Medium Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Short-to-Medium Series.

         3. (a) The Adviser shall:

              (i) Pay or provide for and furnish to the Short-to-Medium Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series) as the Short-to-Medium Series may reasonably require in the conduct of its business;

              (ii) Maintain and preserve on behalf of the Short-to-Medium Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Short-to-Medium Series is required to maintain and preserve pursuant to Section 31(a) of the Investment

Company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Short-to-Medium Series by any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Short-to-Medium Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series, and (B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Short-to-Medium Series; and

              (iv) Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Short-to-Medium Series to serve as such without remuneration from or other cost to the Short-to-Medium Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Short-to-Medium Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i) Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Short-to-Medium Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Short-to-Medium Series shares.

              (c) The Short-to-Medium Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Short-to-Medium Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Short-to-Medium Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Short-to-Medium Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Short-to-Medium Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Short-to-Medium Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Short-to-Medium Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Short-to-Medium Series pursuant to paragraph 3(a)(i) hereof are the property of the Short-to-Medium Series and shall be surrendered by the Adviser promptly on request by the Short-to-Medium Series. The Short-to-Medium Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Short-to-Medium Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Short-to-Medium Series shall pay the Adviser a fee at the annual rate of one-half of one percent (1/2 of 1%) of the first $100,000,000 average daily net asset value, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000, and .4 of 1% of the average daily net assets in excess of $150,000,000 of the Short-to-Medium Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Short-to-Medium Series on the basis of the net asset value of the Short-to-Medium Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Short-to-Medium Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Short-to-Medium Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Short-to-Medium Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Short-to-Medium Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Short-to-Medium Series.

         9. The term of this Agreement shall begin on November 1, 1997 subject to approval by the shareholders of the Short-to-Medium Series at the 1997 Annual Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 1999, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Short-to-Medium Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Short-to-Medium Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this

Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Short-to-Medium Series, in writing, at least sixty (60) days prior to October 31 of each year after 1998 that it does not desire such continuation. The Adviser shall furnish to the Short-to-Medium Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Short-to-Medium Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Short-to-Medium Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Short-to-Medium Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Short-to-Medium Series whose services were made available to the Short-to-Medium Series by the Adviser shall be liable to the Short-to-Medium Series for any error of judgment or mistake of law or for any loss suffered by the Short-to-Medium Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Short-to-Medium Series and/or Dupree Mutual Funds) against any liability to the Short-to-Medium Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Short-to-Medium Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Short-to-Medium Series and/or Dupree Mutual Funds against any liability to the Short-to-Medium Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Short-to-Medium Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Short-to-Medium Series, (iii) to protect the Adviser against any liability to the Short-to-Medium Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Short-to-Medium Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Short-to-Medium Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Short-to-Medium Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Short-to-Medium Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Short-to-Medium Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.

                                        DUPREE MUTUAL FUNDS for and on behalf of Kentucky Tax-Free Short-to-Medium Series


                                        By:
                                           ------------------------------------
                                               Vice President



Attest
       ------------------------



                                        DUPREE & COMPANY, INC.



                                        By:
                                           ------------------------------------
                                               President




Attest
       ------------------------

                                                                      ITEM 23(D)




         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1997 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its North Carolina Tax-Free Income Series, (hereinafter called "Income Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                   WITNESSETH:

         WHEREAS, the Income Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Income Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Income Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Income Series and shall provide the Income Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Income Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Income Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Income Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Income Series such of the information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Income Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Income Series.

         3. (a) The Adviser shall:

              (i) Pay or provide for and furnish to the Income Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Income Series) as the Income Series may reasonably require in the conduct of its business;

              (ii) Maintain and preserve on behalf of the Income Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Income Series is required to maintain and preserve pursuant to Section 31(a) of the Investment company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Income Series by any custodian, transfer agent or other institutional agent retained by the Income Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Income Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Income Series, and
(B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Income Series; and

              (iv) Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Income Series to serve as such without remuneration from or other cost to the Income Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Income Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i) Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Income Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Income Series shares.

              (c) The Income Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Income Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Income Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Income Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Income Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Income Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Income Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the

Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Income Series pursuant to paragraph 3(a)(i) hereof are the property of the Income Series and shall be surrendered by the Adviser promptly on request by the Income Series. The Income Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Income Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Income Series shall pay the Adviser a fee at the annual rate of one-half of one percent (1/2 of 1%) of the first $100,000,000 average daily net asset value, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000, and .4 of 1% of the average daily net assets in excess of $150,000,001 of the Income Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Income Series on the basis of the net asset value of the Income Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Income Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Income Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Income Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Income Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Income Series.

         9. The term of this Agreement shall begin on November 1, 1997 subject to approval by the shareholders of the Income Series at the 1997 Annual Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 1999, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Income Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Income Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Income Series, in writing, at least sixty
(60) days prior to October 31 of each year after 1998 that it does not desire such continuation. The Adviser shall furnish to the Income Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Income Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Income Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Income Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Income Series whose services were made available to the Income Series by the Adviser shall be liable to the Income Series for any error of judgment or mistake of law or for any loss suffered by the Income Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Income Series and/or Dupree Mutual Funds) against any liability to the Income Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Income Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Income Series and/or Dupree Mutual Funds against any liability to the Income Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Income Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Income Series,
(iii) to protect the Adviser against any liability to the Income Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Income Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Income Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Income Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Income Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Income Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.

                                        DUPREE MUTUAL FUNDS for and on behalf of North Carolina Tax-Free Income Series

                                        By:
                                           -------------------------------------
                                               Vice President



Attest
      --------------------------


                                        DUPREE & COMPANY, INC.



                                        By:
                                           -------------------------------------
                                               President




Attest
      --------------------------

                                                                      ITEM 23(D)



         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1997 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its North Carolina Tax-Free Short-to-Medium Series, (hereinafter called "Short-to-Medium Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                   WITNESSETH:

         WHEREAS, the Short-to-Medium Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Short-to-Medium Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Income Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Short-to-Medium Series and shall provide the Short-to-Medium Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Short-to-Medium Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Short-to-Medium Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Short-to-Medium Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Short-to-Medium Series such of he information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Short-to-Medium Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Short-to-Medium Series.

         3. (a) The Adviser shall:

              (i) Pay or provide for and furnish to the Short-to-Medium Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series) as the Short-to-Medium Series may reasonably require in the conduct of its business;

              (ii) Maintain and preserve on behalf of the Short-to-Medium Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Short-to-Medium Series is required to maintain and preserve pursuant to Section 31(a) of the Investment

Company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Short-to-Medium Series by any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Short-to-Medium Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series, and (B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Short-to-Medium Series; and

              (iv) Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Short-to-Medium Series to serve as such without remuneration from or other cost to the Short-to-Medium Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Short-to-Medium Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i) Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Short-to-Medium Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Short-to-Medium Series shares.

              (c) The Short-to-Medium Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Short-to-Medium Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Short-to-Medium Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Short-to-Medium Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Short-to-Medium Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Short-to-Medium Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Short-to-Medium Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Short-to-Medium Series pursuant to paragraph 3(a)(i) hereof are the property of the Short-to-Medium Series and shall be surrendered by the Adviser promptly on request by the Short-to-Medium Series. The Short-to-Medium Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Short-to-Medium Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Short-to-Medium Series shall pay the Adviser a fee at the annual rate of one-half of one percent (1/2 of 1%) of the first $100,000,000 average daily net asset value, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000, and .4 of 1% of the average daily net assets in excess of $150,000,000 of the Short-to-Medium Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Short-to-Medium Series on the basis of the net asset value of the Short-to-Medium Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Short-to-Medium Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Short-to-Medium Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Short-to-Medium Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Short-to-Medium Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Short-to-Medium Series.

         9. The term of this Agreement shall begin on November 1, 1997 subject to approval by the shareholders of the Short-to-Medium Series at the 1997 Annual Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 1999, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Short-to-Medium Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Short-to-Medium Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this

Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Short-to-Medium Series, in writing, at least sixty (60) days prior to October 31 of each year after 1998 that it does not desire such continuation. The Adviser shall furnish to the Short-to-Medium Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Short-to-Medium Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Short-to-Medium Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Short-to-Medium Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Short-to-Medium Series whose services were made available to the Short-to-Medium Series by the Adviser shall be liable to the Short-to-Medium Series for any error of judgment or mistake of law or for any loss suffered by the Short-to-Medium Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Short-to-Medium Series and/or Dupree Mutual Funds) against any liability to the Short-to-Medium Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Short-to-Medium Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Short-to-Medium Series and/or Dupree Mutual Funds against any liability to the Short-to-Medium Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Short-to-Medium Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Short-to-Medium Series, (iii) to protect the Adviser against any liability to the Short-to-Medium Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Short-to-Medium Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Short-to-Medium Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Short-to-Medium Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Short-to-Medium Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Short-to-Medium Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.

                                  DUPREE MUTUAL FUNDS for and on behalf of North Carolina Tax-Free Short-to-Medium Series


                                  By:
                                     -------------------------------------------
                                         Vice President



Attest
      ------------------------


                                  DUPREE & COMPANY, INC.



                                  By:
                                     -------------------------------------------
                                         President




Attest
      ------------------------

                                                                      ITEM 23(D)



         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1997 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its Tennessee Tax-Free Income Series, (hereinafter called "Income Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                   WITNESSETH:

         WHEREAS, the Income Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Income Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Income Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Income Series and shall provide the Income Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Income Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Income Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Income Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Income Series such of the information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Income Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Income Series.

         3. (a) The Adviser shall:

              (i) Pay or provide for and furnish to the Income Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Income Series) as the Income Series may reasonably require in the conduct of its business;

              (ii) Maintain and preserve on behalf of the Income Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Income Series is required to maintain and preserve pursuant to Section 31(a) of the Investment company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Income Series by any custodian, transfer agent or other institutional agent retained by the Income Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Income Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Income Series, and
(B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Income Series; and

              (iv)Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Income Series to serve as such without remuneration from or other cost to the Income Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Income Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i) Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Income Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Income Series shares.

              (c) The Income Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Income Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Income Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Income Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Income Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Income Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Income Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the

Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Income Series pursuant to paragraph 3(a)(i) hereof are the property of the Income Series and shall be surrendered by the Adviser promptly on request by the Income Series. The Income Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Income Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Income Series shall pay the Adviser a fee at the annual rate of one-half of one percent (1/2 of 1%) of the first $100,000,000 average daily net asset value, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000, and .4 of 1% of the average daily net assets in excess of $150,000,001 of the Income Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Income Series on the basis of the net asset value of the Income Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Income Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Income Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Income Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Income Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Income Series.

         9. The term of this Agreement shall begin on November 1, 1997 subject to approval by the shareholders of the Income Series at the 1997 Annual Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 1999, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Income Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Income Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Income Series, in writing, at least sixty
(60) days prior to October 31 of each year after 1998 that it does not desire such continuation. The Adviser shall furnish to the Income Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Income Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Income Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Income Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Income Series whose services were made available to the Income Series by the Adviser shall be liable to the Income Series for any error of judgment or mistake of law or for any loss suffered by the Income Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Income Series and/or Dupree Mutual Funds) against any liability to the Income Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Income Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Income Series and/or Dupree Mutual Funds against any liability to the Income Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Income Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Income Series,
(iii) to protect the Adviser against any liability to the Income Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Income Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Income Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Income Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Income Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Income Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.


                                        DUPREE MUTUAL FUNDS for and on behalf of Tennessee Tax-Free Income Series


                                        By: William T. Griggs II
                                           -------------------------------------
                                               Vice President



Attest Michelle Dragoo
      -------------------------


                                        DUPREE & COMPANY, INC.



                                        By: William T. Griggs II
                                           -------------------------------------
                                               President




Attest Michelle Dragoo
      -------------------------

                                                                      ITEM 23(D)



         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1997 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its Tennessee Tax-Free Short-to-Medium Series, (hereinafter called "Short-to-Medium Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                   WITNESSETH:

         WHEREAS, the Short-to-Medium Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Short-to-Medium Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Income Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Short-to-Medium Series and shall provide the Short-to-Medium Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Short-to-Medium Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Short-to-Medium Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Short-to-Medium Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Short-to-Medium Series such of he information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Short-to-Medium Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Short-to-Medium Series.

         3. (a) The Adviser shall:

              (i) Pay or provide for and furnish to the Short-to-Medium Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series) as the Short-to-Medium Series may reasonably require in the conduct of its business;

              (ii) Maintain and preserve on behalf of the Short-to-Medium Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Short-to-Medium Series is required to maintain and preserve pursuant to Section 31(a) of the Investment

Company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Short-to-Medium Series by any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Short-to-Medium Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Short-to-Medium Series, and (B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Short-to-Medium Series; and

              (iv) Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Short-to-Medium Series to serve as such without remuneration from or other cost to the Short-to-Medium Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Short-to-Medium Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i) Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Short-to-Medium Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Short-to-Medium Series shares.

              (c) The Short-to-Medium Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Short-to-Medium Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Short-to-Medium Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Short-to-Medium Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Short-to-Medium Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Short-to-Medium Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Short-to-Medium Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Short-to-Medium Series pursuant to paragraph 3(a)(i) hereof are the property of the Short-to-Medium Series and shall be surrendered by the Adviser promptly on request by the Short-to-Medium Series. The Short-to-Medium Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Short-to-Medium Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Short-to-Medium Series shall pay the Adviser a fee at the annual rate of one-half of one percent (1/2 of 1%) of the first $100,000,000 average daily net asset value, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000, and .4 of 1% of the average daily net assets in excess of $150,000,000 of the Short-to-Medium Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Short-to-Medium Series on the basis of the net asset value of the Short-to-Medium Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Short-to-Medium Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Short-to-Medium Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Short-to-Medium Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Short-to-Medium Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Short-to-Medium Series.

         9. The term of this Agreement shall begin on November 1, 1997 subject to approval by the shareholders of the Short-to-Medium Series at the 1997 Annual Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 1999, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Short-to-Medium Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Short-to-Medium Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this

Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Short-to-Medium Series, in writing, at least sixty (60) days prior to October 31 of each year after 1998 that it does not desire such continuation. The Adviser shall furnish to the Short-to-Medium Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Short-to-Medium Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Short-to-Medium Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Short-to-Medium Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Short-to-Medium Series whose services were made available to the Short-to-Medium Series by the Adviser shall be liable to the Short-to-Medium Series for any error of judgment or mistake of law or for any loss suffered by the Short-to-Medium Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Short-to-Medium Series and/or Dupree Mutual Funds) against any liability to the Short-to-Medium Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Short-to-Medium Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Short-to-Medium Series and/or Dupree Mutual Funds against any liability to the Short-to-Medium Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Short-to-Medium Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Short-to-Medium Series, (iii) to protect the Adviser against any liability to the Short-to-Medium Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Short-to-Medium Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Short-to-Medium Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Short-to-Medium Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Short-to-Medium Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Short-to-Medium Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.


                                       DUPREE MUTUAL FUNDS for and on behalf of Tennessee Tax-Free Short-to-Medium Series


                                       By: /s/ William T. Griggs II
                                          --------------------------------------
                                              Vice President



Attest Michelle Dragoo
      --------------------------


                                       DUPREE & COMPANY, INC.



                                       By: /s/ William T. Griggs II
                                          --------------------------------------
                                              President




Attest Michelle Dragoo
      --------------------------

                                                                      ITEM 23(D)



         INVESTMENT ADVISORY AGREEMENT, made this 1st day of November 1997 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust, for and on behalf of its Intermediate Government Bond Series, (hereinafter called "Government Bond Series"), and DUPREE & COMPANY, INC., a corporation organized and existing under the laws of the State of Kentucky (hereinafter called the "Adviser").

                                   WITNESSETH:

         WHEREAS, the Government Bond Series is engaged in business as part of an open-end management investment company which is registered as such under the federal Investment Company Act of 1940; and

         WHEREAS, the Adviser is engaged in the business of rendering investment supervisory services with respect to municipal securities and is registered as an investment adviser under the federal Investment Advisers Act of 1940; and

         WHEREAS, the Government Bond Series desires to retain the Adviser to render investment supervisory services and provide office space and facilities and corporate administration to the Government Bond Series in the manner and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, in consideration of the premises and the mutual promises hereinafter set forth, the parties hereto agree as follows:

         1. The Adviser shall act as investment adviser and render investment supervisory services to the Government Bond Series and shall provide the Government Bond Series with office space and facilities and corporate administration, subject to and upon the terms and conditions set forth in this Agreement.

         2. The Adviser shall obtain and evaluate such information relating to the economy, industries, businesses, municipal issuers, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder; shall formulate a continuing program for the management of the assets and resources of the Government Bond Series in a manner consistent with its investment objectives; shall determine the securities to be purchased and sold by the Government Bond Series, and the portion of its assets to be held in cash or cash equivalents, in order to carry out such program; and generally shall take such other steps, including the placing of orders for the purchase or sales of securities on behalf of the Government Bond Series, as the Adviser may deem necessary or appropriate for the implementation of such program. The Adviser shall also furnish to or place at the disposal of the Government Bond Series such of the information, reports evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties hereunder as the Government Bond Series may, at the time or from time to time, reasonably request or as the Adviser may deem helpful to the Government Bond Series.

         3. (a) The Adviser shall:

              (i) Pay or provide for and furnish to the Government Bond Series such office space, equipment facilities, personnel and services (exclusive of and in addition to those provided by any custodian, transfer agent or other institutional agent retained by the Government Bond Series) as the Government Bond Series may reasonably require in the conduct of its business;

              (ii) Maintain and preserve on behalf of the Government Bond Series, for such periods and in such forms as are prescribed by rules and regulations of the Securities and Exchange Commission (the "Commission"), all of the accounts, books and other documents the Government

Bond Series is required to maintain and preserve pursuant to Section 31(a) of the Investment company Act of 1940 and the rules and regulations of the Commission thereunder which are not maintained and preserved on behalf of the Government Bond Series by any custodian, transfer agent or other institutional agent retained by the Government Bond Series;

              (iii) Furnish the services and pay or provide for the compensation and expenses of individuals competent (A) to perform for the Government Bond Series all executive and administrative functions that are not assigned to any custodian, transfer agent or other institutional agent retained by the Government Bond Series, and (B) to supervise and coordinate the activities of such institutional agents and the other agents (e.g., independent accountants and legal counsel) retained by the Government Bond Series; and

              (iv) Permit officers or employees of the Adviser who are duly elected or appointed as officers, trustees, members of any committee of trustees or members of any advisory board or committee of the Government Bond Series to serve as such without remuneration from or other cost to the Government Bond Series.

              (b) The adviser shall pay all sales and promotional expenses incurred in the distribution of shares of the Government Bond Series. The expenses to be assumed and paid by the Adviser include the costs of:

                  (i) Media and direct mail advertising;

                  (ii) Printing copies of the prospectus of Dupree Mutual Funds and shareholder reports which are used in its sales or promotional efforts; it being understood that the Government Bond Series will bear printing costs relating to copies of its prospectus and reports which are distributed to its shareholders;

                  (iii) Printing share purchase order forms to accompany the prospectus of Dupree Mutual Funds and

                  (iv) Corresponding and dealing with prospective investors, up to and including receipt of their orders for the purchase of Government Bond Series shares.

              (c) The Government Bond Series shall bear all expenses of its operation not specifically assumed by the Adviser as hereinabove set forth or as provided elsewhere in this Agreement. The Adviser, in its sole discretion, may at any time or from time to time pay or assume any expense that the Government Bond Series would or might otherwise be required to bear. However, the Adviser's payment or assumption of any such expenses on one or more occasion shall neither relieve the Adviser of any obligation to the Government Bond Series pursuant to paragraph 6(b) hereof nor obligate the Adviser to pay or assume the same or any similar expense of the Government Bond Series on any subsequent occasion.

         4. The Adviser may employ, retain or otherwise avail itself of the services or facilities of other persons or organizations for the purpose of providing the Adviser or the Government Bond Series with such statistical and other factual information, such advice regarding economic factors and trends, such advice as to occasional transactions in specific securities or such other information, advice or assistance as the Adviser may deem necessary, appropriate or convenient for the discharge of its obligations hereunder or for the discharge of Adviser's overall responsibilities with respect to the other accounts which it serves as investment adviser. The Adviser and any individual performing executive or administrative functions for the Government Bond Series whose services were made available to it by the Adviser are specifically authorized to allocate brokerage and principal business to firms that provide such services or facilities and to cause the Government Bond Series to pay a member of a securities exchange, or any other securities broker or dealer, an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange or another broker or dealer would have charged for effecting that transaction, if the Adviser or the individual allocating such brokerage determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services (as such services are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such member, broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the accounts as to which the Adviser exercises investment discretion (as such term is defined in Section 3(a)(35) of the Securities Exchange act of 1934).

         5. All accounts, books and other documents maintained and preserved by the Adviser on behalf of the Government Bond Series pursuant to paragraph 3(a)(i) hereof are the property of the Government Bond Series and shall be surrendered by the Adviser promptly on request by the Government Bond Series. The Government Bond Series shall furnish or otherwise make available to the Adviser such financial reports, proxy statements and other information relating to the business and affairs of the Government Bond Series as the Adviser may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

         6. As full compensation for all services rendered, facilities furnished and expenses paid or assumed hereunder by the Adviser, the Government Bond Series shall pay the Adviser a fee at the annual rate of .20 of 1% of the average daily net assets of the Government Bond Series, as determined in accordance with the Declaration of Trust of Dupree Mutual Funds. The amounts due the Adviser in payment of such fees shall be accrued daily by the Government Bond Series on the basis of the net asset value of the Government Bond Series applicable to the close of each business day, and in the case of any day which is not a business day, the net asset value of the Government Bond Series applicable to the close of the last preceding business day; and the total amount thus accrued with respect to each calendar month or portion thereof during which this Agreement remains in effect shall become due and payable to the Adviser in the first business day of the next succeeding calendar month. The term "business day" means a day for all or part of which the New York Stock Exchange is open for unrestricted trading.

         7. The Adviser agrees that neither it nor any of its officers or directors shall take any long or short position in the shares of the Government Bond Series; but this prohibition shall not prevent the purchase by or for the Adviser or any of its officers or directors of shares of the Government Bond Series at the price at which such shares are available to the public at the moment of purchase.

         8. Nothing herein contained shall be deemed to require the Government Bond Series to take any action to the Declaration of Trust of Dupree Mutual Funds or the Trust By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of Trustees of Dupree Mutual Funds of its responsibility for and control of the conduct of the Government Bond Series.

         9. The term of this Agreement shall begin on November 1, 1997 subject to approval by the shareholders of the Government Bond Series at the 1997 Annual Meeting, and, unless sooner terminated as provided in paragraph 10 hereof, this Agreement shall remain in effect through the close of business on October 31, 1999, and thereafter subject to the termination provisions and other terms and conditions hereof; if: (a) such continuation shall be specifically approved at least annually by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Government Bond Series, and concurrently with such approval by the Board of Trustees or prior to such approval by the holders of the outstanding voting securities of the Government Bond Series, as the case may be, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the trustees of the Dupree Mutual Funds who are not parties to this Agreement or interested persons of any such party; and (b) the Adviser shall have not notified the Government Bond Series, in writing, at least sixty (60) days prior to October 31 of each year after 1998 that it does not desire such continuation. The Adviser shall furnish to the Government Bond Series, promptly upon its request such information in the possession of or readily available to the Adviser as the Trustees of Dupree Mutual Funds may at any time from time to time deem reasonably necessary to evaluate the terms of this Agreement or any extension, renewal or amendment hereof.

         10. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged, without the affirmative vote of a majority of the outstanding voting securities of the Government Bond Series, and this Agreement shall automatically and immediately terminate in the event of its assignment.

         11. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon sixty (60) day notice in writing to the other party; provided that in the case of termination by the Government Bond Series, such action shall have been authorized by resolution of the Board of Trustees of Dupree Mutual Funds or by vote of a majority of the outstanding voting securities of the Government Bond Series.

         12. Neither the Adviser, any affiliated person of the Adviser, nor any other person performing executive or administrative functions for the Government Bond Series whose services were made available to the Government Bond Series by the Adviser shall be liable to the Government Bond Series for any error of judgment or mistake of law or for any loss suffered by the Government Bond Series by reason of any action taken or omission to act committed in connection with the matters to which this Agreement relates, except that nothing herein contained shall be construed (i) to protect the Adviser or any affiliated person of the Adviser (whether or not such affiliated person is or was an officer, director or member of any advisory board of the Government Bond Series and/or Dupree Mutual Funds) against any liability to the Government Bond Series or its security holders for any breach of fiduciary duty with respect to the Adviser's receipt of compensation for services to the Government Bond Series, (ii) to protect the Adviser or any affiliated person of the Adviser who is or was an officer, trustee or member of any advisory board of the Government Bond Series and/or Dupree Mutual Funds against any liability to the Government Bond Series or its security holders for any act or practice ( other than the Adviser's receipt of compensation for services to the Government Bond Series) constituting a breach of fiduciary duty involving personal misconduct in respect of the Government Bond Series, (iii) to protect the Adviser against any liability to the Government Bond Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations or duties, under this Agreement, or (iv) to protect any affiliated person of the Adviser who is or was a Trustee or officer of the Government Bond Series or its security holders for which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Government Bond Series and/or Dupree Mutual Funds. In the event that any affiliated person of the Adviser shall become a Trustee, officer or employee of the Government Bond Series and/or Dupree Mutual Funds, then all actions taken or omissions to act made by such person in connection with the discharge of his duties to the Government Bond Series shall be deemed to have been taken or made by such person solely in his capacity as such Trustee, officer or employee of said entity, notwithstanding the fact that the services of such person are being or have been furnished by the Adviser to said entity as provided in this Agreement or that the compensation and expenses of such person are being or have been paid by the Adviser or any other affiliated person of the Adviser.

         13. Nothing herein contained shall limit the freedom of the Adviser or any affiliated person of the Adviser to render investment supervisory services and provide corporate administration to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations or to engage in other business activities; but so long as this

Agreement or any extension, renewal or amendment hereof shall remain in effect and until the Adviser shall otherwise consent, the Adviser shall be the only investment adviser to the Government Bond Series.

         14. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940 shall be resolved by reference to such term or provision of that Act and to interpretations thereof, if any, by the United States courts, or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission validly issued pursuant to said Act. Specifically, the terms "vote of a majority of the outstanding voting securities", "interested person", assignment" and "affiliated person", as used in paragraphs 9, 10, 11, 12 and 13 hereof, shall have the meanings assigned to them by Section 2(a) of the Investment Company Act of 1940, as amended. In addition, where the effect of a requirement of the Investment Company Act of 1940, as amended, reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.

                                        DUPREE MUTUAL FUNDS for and on behalf of Intermediate Government Bond Series


                                        By: /s William T. Griggs
                                           -------------------------------------
                                               Vice President



Attest  /s Michelle Dragoo
       ------------------------


                                        DUPREE & COMPANY, INC.



                                        By: /s William T. Griggs
                                           -------------------------------------
                                            President




Attest  /s Michelle Dragoo
       ------------------------

                                                                     ITEM 23(G)


                                CUSTODY AGREEMENT

   This agreement (the "Agreement") is entered into as of the 29th day of August, 1995, by and between Dupree Mutual Funds, (the "Fund"), an open-end diversified investment business trust organized under the laws of Kentucky and having its office at 125 South Mill Street, Lexington, Kentucky 40507 and Star Bank, National Association, (the "Custodian"), a national banking association having its principal office at 425 Walnut Street, Cincinnati, Ohio, 45202.

   WHEREAS, the Fund and the Custodian desire to enter into this Agreement to provide for the custody and safekeeping of the assets of the Fund as required by the Investment Company Act of 1940, as amended (the "Act").

   WHEREAS, the Fund hereby appoints the Custodian as custodian of all the Fund's Securities and moneys at any time owned by the Fund during the term of this Agreement (the "Fund Assets").

   WHEREAS, the Custodian hereby accepts such appointment as Custodian and agrees to perform the duties thereof as hereinafter set forth.

   THEREFORE, in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:

                                    ARTICLE I

                                   Definitions

   The following words and phrases, when used in this Agreement, unless the context otherwise requires, shall have the following meanings:

   Authorized Person - the Chairman, President, Secretary, Treasurer, Controller, or Senior Vice President of the Fund, or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board of Trustees of the Fund to give Oral

Instructions and Written Instructions on behalf of the Fund, and listed in the Certificate annexed hereto as Appendix A, or such other Certificate as may be received by the Custodian from time to time.

  Book-Entry System - the Federal Reserve Bank book-entry system for United States Treasury securities and federal agency securities.

  Depository - The Depository Trust Company ("DTC"), a limited purpose trust company its successor(s) and its nominee(s) or any other person or clearing agent

   Dividend and Transfer m - the dividend and transfer agent appointed, from time to time, pursuant to a written agreement between the dividend and transfer agent and the Fund

   Foreign Securities - a) securities issued and sold primarily outside of the United States by a foreign government, a national of any foreign country, or a trust or other organization incorporated or organized under the laws of any foreign country or; b) securities issued or guaranteed by the government of the United States, by any state, by any political subdivision or agency thereof, or by any entity organized under the laws of the United States or of any state thereof, which have been issued and sold primarily outside of the United States.

   Monev Market Securitv - debt obligations issued or guaranteed as to principal and/or interest by the government of the United States or agencies or instrumentality thereof, commercial paper, obligations (including certificates of deposit, bankers' acceptances, repurchase agreements and reverse repurchase agreements with respect to the same), and time deposits of domestic banks and thrift institutions whose deposits are insured by the Federal Deposit Insurance Corporation, and short-term corporate obligations where the purchase and sale of such securities normally require settlement in federal funds or their equivalent on the same day as such purchase and sale, all of which mature in not more than thirteen (13) months.

   Officers - the Chairman, President, Secretary, Treasurer, Controller, and Senior Vice President of the Fund listed in the Certificate annexed hereto as Appendix A, or such other Certificate as may be received by the Custodian from time to time.

   Oral Instructions - verbal instructions received by the Custodian from an Authorized Person (or from a person that the Custodian reasonably believes in good faith to be an Authorized Person) and confirmed by Written Instructions in such a manner that such Written

Instructions are received by the Custodian on the business day immediately following receipt of such Oral Instructions.

  Prospectus - the Fund's then currently effective prospectus and Statement of Additional Information, as filed with and declared effective from time to time by the Securities and Exchange Commission.

   Security or Securities - Money Market Securities, common stock, preferred stock, options, financial futures, bonds, notes, debentures, corporate debt securities, mortgages, and any certificates, receipts, warrants, or other instruments representing rights to receive, purchase, or subscribe for the same or evidencing or representing any other rights or interest therein, or any property or assets.

   Written Instructions - communication received in writing by the Custodian from an Authorized Person.

                                   ARTICLE II

                Documents and Notices to be Furnished bv the Fund

    A The following documents, including any amendments thereto, will be provided contemporaneously with the execution of the Agreement, to the Custodian by the Fund:

    1. A copy of the Articles of Incorporation of the Fund certified by the Secretary.
    2. A copy of the By-Laws of the Fund certified by the Secretary.
    3. A copy of the resolution of the Board of Trustees of the Fund appointing the Custodian, certified by the Secretary.
    4. A copy of the then current Prospectus.
    5. A Certificate of the President and Secretary of the Fund setting forth the names and signatures of the Officers of the Fund.

    B. The Fund agrees to notify the Custodian in writing of the appointment of any Dividend and Transfer Agent.

                                   ARTICLE III

                             Receipt of Fund Assets

    A. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all moneys constituting Fund Assets. The Custodian shall be entitled to reverse any deposits made on the Fund's behalf where such deposits have been entered and moneys are not finally collected within 30 days of the making of such entry.

    B. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all Securities constituting Fund Assets. The Custodian will not have any duties or responsibilities with respect to such Securities until actually received by the Custodian.

    C. As and when received, the Custodian shall deposit to the account(s) of the Fund any and all payments for shares of the Fund issued or sold from time to time as they are received from the Fund's distributor or Dividend and Transfer Agent or from the Fund itself.

                                   ARTICLE IV

                           Disbursement of Fund Assets

    A. The Fund shall furnish to the Custodian a copy of the resolution of the Board of Trustees of the Fund, certified by the Fund's Secretary, either (i) setting forth the date of the declaration of any dividend or distribution in respect of shares of the Fund, the date of payment thereof, the record date as of which Fund shareholders entitled to payment shall be determined, the amount payable per share to Fund shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date, or
(ii) authorizing the declaration of dividends and distributions in respect of shares of the Fund on a daily basis and authorizing the Custodian to rely on a Certificate setting forth the date of the declaration of any such dividend or distribution, the date of payment thereof, the record date as of which Fund shareholders entitled to payment shall be determined, the amount payable per share to Fund shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date.

      On the payment date specified in such resolution or Certificate described above, the Custodian shall segregate such amounts from moneys held for the account of the Fund so that they are available for such payment.

    B. Upon receipt of Written Instructions so directing it, the Custodian shall segregate amounts necessary for the payment of redemption proceeds to be made by the Dividend and Transfer Agent from moneys held for the account of the Fund so that they are available for such payment.

    C. Upon receipt of a Certificate directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, and the purpose for which payment is to be made, the Custodian shall disburse amounts as and when directed from the Fund Assets. The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.

    D. Upon receipt of a Certificate directing payment, the Custodian shall disburse moneys from the Fund Assets in payment of the Custodian's fees and expenses as provided in Article VIII hereof.

                                    ARTICLE V
 .
                             Custody of Fund Assets

    A. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold all cash received by it from or for the account of the Fund, other than cash maintained by the Fund in a bank account established and used by the Fund in accordance with Rule 17f-3 under the Act. Moneys held by the Custodian on behalf of the Fund may be deposited by the Custodian to its credit as Custodian in the banking department of the Custodian. Such moneys shall be deposited by the Custodian in its capacity m such, and shall be withdrawable by the Custodian only in such capacity.

    B. The Custodian shall hold all Securities delivered to it in safekeeping in a separate account or accounts maintained at Star Bank, N.A. for the benefit of the Fund.

    C. All Securities held which are issued or issuable only in bearer form, shall be held by the Custodian in that form; all other Securities held for the Fund shall be registered in the name of the Custodian or its nominee. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian to hold, or deliver in proper form for transfer, any Securities that it may hold for the account of the Fund and which may, from time to time, be registered in the name of the Fund.

    D. With respect to all Securities held for the Fund , the Custodian shall on a timely basis (concerning items 1 and 2 below, as defined in the Custodian's Standards of Service Guide, as amended from time to time, annexed hereto as Appendix C):
     1.) Collect all income due and payable with respect to such Securities;

     2.) Present for payment and collect amounts payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;

     3.) Surrender Securities in temporary form for definitive Securities; and

     4.) Execute, as agent, any necessary declarations or certificates of ownership under the Federal income tax laws or the laws or regulations of any other taxing authority, including any foreign taxing authority, now or hereafter in effect.

    E. Upon receipt of a Certificate and not otherwise, the Custodian shall:
     1.) Execute and deliver to such persons as may be designated in such Certificate proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as beneficial owner of any Securities may be exercised;

     2.) Deliver any Securities in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation, or recapitalization of any trust, or the exercise of any conversion privilege;

     3.) Deliver any Securities to any protective committee, reorganization committee, or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization, or sale of assets of any trust, and receive and hold under the terms of this Agreement such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

     4.) Make such transfers or exchanges of the assets of the Fund and take such other steps as shall be stated in said Certificate to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund; and

     5.) Deliver any Securities held for the Fund to the depository agent for tender or other similar offers.

    F. The Custodian shall promptly deliver to the Fund all notices, proxy material and executed but unvoted proxies pertaining to shareholder meetings of Securities held by the Fund. The Custodian shall not vote or authorize the voting of any Securities or give any consent, waiver or approval with respect thereto unless so directed by a Certificate or Written Instruction.

    G. The Custodian shall promptly deliver to the Fund all information received by the Custodian and pertaining to Securities held by the Fund with respect to tender or exchange offers, calls for redemption or purchase, or expiration of rights.

                                   ARTICLE VI

                         Purchase and Sale of Securities

    A. Promptly after each purchase of Securities by the Fund, the Fund shall deliver to the Custodian (i) with respect to each purchase of Securities which are not Money Market

Securities, Written Instructions, and (ii) with respect to each purchase of Money Market Securities, Written Instructions or Oral Instructions, specifying with respect to each such purchase the;

       1.1   name of the issuer and the title of the Securities,

       2.)   principal amount purchased and accrued interest, if any,
       3.)   date of purchase and settlement,
       4.)   purchase price per unit,
       5.)   total amount payable, and
       6.)   name of the person from whom, or the broker through which, the purchase was made.

The Custodian shall, against receipt of Securities purchased by or for the Fund, pay out of the Fund Assets, the total amount payable to the person from whom or the broker through which the purchase was made, provided that the same conforms to the total amount payable as set forth in such Written Instructions or Oral Instructions, as the case may be.

    B. Promptly after each sale of Securities by the Fund, the Fund shall deliver to the Custodian (i) with respect to each sale of Securities which are not Money Market Securities, Written Instructions, and (ii) with respect to each sale of Money Market Securities, Written Instructions or Oral Instructions, specifying with respect to each such sale the;

      1.)   name of the issuer and the title of the Securities,
      2.)   principal amount sold and accrued interest, if any,
      3.)   date of sale &d settlement,
      4.)   sale price per unit,
      5.)   total amount receivable, and
      6.)   name of the person to whom, or the broker through which, the sale was made.

The Custodian shall deliver the Securities against receipt of the total amount receivable, provided that the same conforms to the total amount receivable as set forth in such Written Instructions or Oral Instructions, as the case may be.

    C. On contractual settlement date, the account of the Fund will be charged for all purchased Securities settling on that day, regardless of whether or not delivery is made.

Likewise, on contractual settlement date, proceeds from the sale of Securities sealing that day will be credited to the account of the Fund, irrespective of delivery.

    D. Purchases and sales of Securities effected by the Custodian will be. made on a delivery versus payment basis. The Custodian may, in its sole discretion, upon receipt of a Certificate, elect to settle a purchase or sale transaction in some other manner, but only upon receipt of acceptable indemnification from the Fund.

    E. The Custodian shall, upon receipt of a Written Instructions so directing it, establish and maintain a segregated account or accounts for and on behalf of the Fund. Cash and/or Securities may be transferred into such account or accounts for specific purposes, to-wit:
      1.1 in accordance with the provision of any agreement among the Fund, the Custodian, and a broker-dealer registered under the Securities and Exchange Act of 1934, as amended, and also a member of the National Association of Securities Dealers (NASD) (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange, the Commodity Futures Trading Commission, any registered contract market, or any similar organization or organizations requiring escrow or other similar arrangements in connection with transactions by the Fund;

      2.1 for purposes of segregating cash or government securities in connection with options purchased, sold, or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund;

      3.) for the purpose of compliance by the fund with the procedures required for reverse repurchase agreements, firm commitment agreements, standby commitment agreements, and short sales by Act Release No. 10666, or any subsequent release or releases or rule of the Securities and Exchange Commission relating to the maintenance of segregated accounts by registered investment companies; and

      4.) for other corporate purposes, only in the case of this clause 4 upon receipt of a copy of a resolution of the Board of Trustees of the Fund, certified by the Secretary of the Fund, setting forth the purposes of such segregated account.

    F. Except as otherwise may be agreed upon by the parties hereto, the Custodian shall not be required to comply with any Written Instructions to settle the purchase of any Securities on behalf of the Fund unless there is sufficient cash in the account(s) at the time or to settle the sale of any Securities from an account(s) unless such Securities are in deliverable form. Notwithstanding the foregoing, if the purchase price of such Securities exceeds the amount of cash in the account(s) at the time of such purchase, the Custodian may, in its sole discretion, advance the amount of the difference in order to settle the purchase of such Securities. The amount of any such advance shall be deemed a loan from the Custodian to the Fund payable on demand and bearing interest accruing from the date such loan is made up to but not including the date such loan is repaid at a rate per annum customarily charged by the Custodian on similar loans.

                                   ARTICLE VII

                                Fund Indebtedness

  In connection with any borrowings by the Fund, the Fund will cause to be delivered to the Custodian by a bank or broker requiring Securities as collateral for such borrowings (including the Custodian if the borrowing is from the Custodian), a notice or undertaking in the form currently employed by such bank or broker setting forth the amount of collateral. The Fund shall promptly deliver to the Custodian a Certificate specifying with respect to each such borrowing: (a) the name of the bank or broker, (b) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note duly endorsed by the Fund, or a loan agreement, (c) the date, and time if known, on which the loan is to be entered into, (d) the date on which the loan becomes due and payable, (e) the total amount payable to the Fund on the borrowing date, and (f) the description of the Securities securing the loan, including the name of the issuer, the title and the number of shares or the principal amount. The Custodian shall deliver on the borrowing date specified in the Certificate the required collateral against the lender's delivery of the total loan amount then payable, provided that the same conforms to that which is described in the Certificate. The Custodian shall deliver, in the manner directed by the Fund, such Securities as additional collateral, as may be specified in a Certificate, to secure further any transaction described in this
Article VII. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian and the Custodian shall receive from time to time such return of collateral as may be tendered to it.

   The Custodian may, at the option of the lender, keep such collateral in its possession, subject to all rights therein given to the lender because of the loan. The Custodian may require such reasonable conditions regarding such collateral and its dealings with third-party lenders as it may deem appropriate.

                                  ARTICLE VIII

                            Concerning the Custodian

    A. Except as otherwise provided herein, the Custodian shall not be liable for any loss or damage resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own gross negligence or willful misconduct. The Fund shall defend, indemnify and hold harmless the Custodian and its directors, officers, employees and agents with respect to any loss, claim, liability or cost (including reasonable attorneys' fees) arising or alleged to arise from or relating to the Fund's duties hereunder or any other action or inaction of the Fund or its Trustees, officers, employees or agents, except such as may arise from the negligent action, omission, willful misconduct or breach of this Agreement by the Custodian. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with the advice or opinion of counsel. The provisions under this paragraph shall survive the termination of this Agreement.

    B. Without limiting the generality of the foregoing, the Custodian, acting in the capacity of Custodian hereunder, shall be under no obligation to inquire into, and shall not be liable for:

1.) The validity of the issue of any Securities purchased by or for the account of the Fund, the legality of the purchase thereof, or the propriety of the amount paid therefor;

2.) The legality of the sale of any Securities by or for the account of the Fund, or the propriety of the amount for which the same are sold;

3.) The legality of the issue or sale of any shares of the Fund, or the sufficiency of the amount received therefor;

4.) The legality of the redemption of any shares of the Fund, or the propriety of the amount to be paid therefor;

5.) The legality of the declaration or payment of any dividend by the Fund in respect of shares of the Fund.

6.) the legality of any borrowing by the Fund on behalf of the Fund, using Securities as collateral;

C. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to the Fund from any Dividend and Transfer Agent of the Fund nor to take any action to effect payment or distribution by any Dividend and Transfer Agent of the Fund of any amount paid by the Custodian to any Dividend and Transfer Agent of the Fund in accordance with this Agreement.

    D. Notwithstanding Section D of Article V, the Custodian shall not be under any duty or obligation to take action to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused after due demand or presentation, unless and until (i) it shall be directed to take such action by a Certificate and (ii) it shall be assured to its satisfaction (including prepayment thereof) of reimbursement of its costs and expenses in connection with any such action.

    E. The Fund acknowledges and hereby authorizes the Custodian to hold Securities through its various agents described in Appendix B annexed hereto. The Fund hereby represents that such authorization has been duly approved by the Board of Trustees of the Fund as required by the Act. The Custodian acknowledges that although certain Fund Assets are held by its agents, the Custodian remains primarily liable for the safekeeping of the Fund Assets.
  In addition, the Fund acknowledges that the Custodian may appoint one or more financial institutions, as agent or agents or as sub-custodian or sub-custodians, including, but not limited to, banking institutions located in foreign countries, for the purpose of holding Securities and moneys at any time owned by the Fund. The Custodian shall not be relieved of any obligation or liability under this Agreement in connection with the appointment or activities of such agents or sub-custodians. Any such agent or sub-custodian shall be qualified to serve as such for assets of investment companies registered under the Act. Upon request, the Custodian shall promptly forward to the Fund any documents it receives from any agent or sub-custodian appointed hereunder which may assist trustees of registered investment companies fulfill their responsibilities under Rule 17f-5 of the Act.

    F. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the account of the Fund are such as properly may be held by the Fund under the provisions of the Articles of Incorporation and the Fund's By-Laws.

    G. The Custodian shall treat all records and other information relating to the Fund and the Fund Assets as confidential and shall not disclose any such records or information to any other person unless (i) the Fund shall have consented thereto in writing or (ii) such disclosure is required by law.

    H. The Custodian shall be entitled to receive and the Fund agrees to pay to the Custodian such compensation as shall be determined pursuant to Appendix D attached hereto, or as shall be determined pursuant to amendments to such Appendix D. The Custodian shall be entitled to charge against any money held by it for the account of the Fund, the amount of any of its fees, any loss, damage, liability or expense, including counsel fees. The expenses which the Custodian may charge against the account of the Fund include, but are not limited to, the expenses of agents or sub-custodians incurred in settling transactions involving the purchase and sale of Securities of the Fund.

    I. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions. The Fund agrees to forward to the Custodian Written Instructions confirming Oral Instructions in such a manner so that such Written Instructions are received by the Custodian, whether by hand delivery, facsimile or otherwise, on the same business day on which such Oral Instructions were given. The Fund agrees that the failure of the Custodian to receive such confirming instructions shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no liability to the Fund for acting upon Oral Instructions given to the Custodian hereunder concerning such transactions.

    J. The Custodian will (i) set up and maintain proper books of account and complete records of all transactions in the accounts maintained by the Custodian hereunder in such manner as will meet the obligations of the Fund under the Act, with particular attention to Section 31 thereof and Rules 319-l and 31a-2 thereunder and those records are the property of the Fund, and (ii) preserve for the periods prescribed by applicable Federal statute or regulation all records required to be so preserved. All such books and records shall be the property of the Fund, and shall be open to inspection and audit at reasonable times and with prior notice by Officers and auditors employed by the Fund.

    K. The Custodian shall send to the Fund any report received on the systems of internal accounting control of the Custodian, or its agents or sub-custodians, as the Fund may reasonably request from time to time.

    L. The Custodian performs only the services of a custodian and shall have no responsibility for the management, investment or reinvestment of the Securities from time to time owned by the Fund. The Custodian is not a selling agent for shares of the Fund and performance of its duties as custodian shall not be deemed to be a recommendation to the Fund's depositors or others of shares of the Fund as an investment.

    M. The Custodian shall take all reasonable action, that the Fund may from time to time request, to assist the Fund in obtaining favorable opinions from the Fund's independent accountants, with respect to the Custodian's activities hereunder, in connection with the preparation of the Fund's Form N-l A, Form N-SAR, or other annual reports to the Securities and Exchange Commission.

    N. The Fund hereby pledges to and grants the Custodian a security interest in any Fund Assets to secure the payment of any liabilities of the Fund to the Custodian, whether acting in its capacity as Custodian or otherwise, or on account of money borrowed from the Custodian. This pledge is in addition to any other pledge of collateral by the Fund to the Custodian.

ARTICLE X

    A. Either of the parties; hereto may terminate this Agreement for any reason by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than ninety (90) days after the date of giving of such notice. If such notice is given by the Fund, it shall be accompanied by a copy of a resolution of the Board of Trustees of the Fund, certified by the Secretary of the Fund, electing to terminate this Agreement and designating a successor custodian or custodians. In the event such notice is given by the Custodian, the Fund shall, on or before the termination date, deliver to the Custodian a copy of a resolution of the Board of Trustees of the Fund, certified by the Secretary, designating a successor custodian or custodians to act on behalf of the Fund. In the absence of such designation by the Fund, the Custodian may designate a successor custodian which shall be a bank or trust company having not less than $100,000,000 aggregate capital, surplus, and undivided profits. Upon the date set forth in such notice this Agreement shall terminate, and the Custodian, provided that it has received a notice of acceptance by the successor custodian, shall deliver, on that date, directly to the successor custodian all Securities and monies then owned by the Fund and held by it as Custodian. Upon termination of this Agreement, the Fund shall pay to the Custodian on behalf of the Fund such compensation as may be due as of the date of such termination. The Fund agrees on behalf of the Fund that the Custodian shall be reimbursed for its reasonable costs in connection with the termination of this Agreement.

    B. If a successor custodian is not designated by the Fund, or by the Custodian in accordance with the preceding paragraph, or the designated successor cannot or will not serve, the Fund shall, upon the delivery by the Custodian to the Fund of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys then owned by the Fund, be deemed to be the custodian for the Fund, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System, which cannot be delivered to the Fund, which shall be held by the Custodian in accordance with this Agreement.

ARTICLE XI

    A. Appendix A sets forth the names and the signatures of all Authorized Persons, as certified by the Secretary of the Fund. The Fund agrees to furnish to the Custodian a new Appendix A in form similar to the attached Appendix A, if any present Authorized Person ceases to be an Authorized Person or if any other or additional Authorized Persons are elected or appointed. Until such new Appendix A shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the then current Authorized Persons as set forth in the last delivered Appendix A.

    B. No recourse under any obligation of this Agreement or for any claim based thereon shall be had against any organizer, shareholder, Officer, Director, past, present or future as such, of the Fund or of any predecessor or successor, either directly or &rough the Fund or any such predecessor or successor, whether by virtue of any constitution, statute or rule of law or equity, or be the enforcement of any assessment or penalty or otherwise; it being expressly agreed and understood that this Agreement and the obligations thereunder are enforceable solely against the Fund, and that no such personal liability whatever shall attach to, or is or shall be incurred by, the organizers, shareholders, Officers, Trustees of the Fund or of any predecessor or successor, or any of them as such. To the extent that any such liability exists, it is hereby expressly waived and released by the Custodian as a condition of, and as a consideration for, the execution of this Agreement.

    C. The obligations set forth in this Agreement as having been made by the Fund have been made by the Board of Trustees, acting as such Trustees for and on behalf of the Fund, pursuant to the authority vested in them under the laws of the State of Kentucky, the Articles of Incorporation and the By-Laws of the Fund. This Agreement has been executed by Officers of the Fund as officers, and not individually, and the obligations contained herein are not binding upon any of the Trustees, Officer;, agents or holders of shares, personally, but bind only the Fund.

    D. Provisions of the Prospectus and any other documents (including advertising material) specifically mentioning the Custodian (other than merely by name and address) shall be reviewed with the Custodian by the Fund prior to publication and/or dissemination or distribution, and shall be subject to the consent of the Custodian.

    E. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at Star Bank Center, 425 Walnut Street,

M. L. 6118, Cincinnati, Ohio 45202, attention Mutual Fund Custody Department, or at such other place as the Custodian may from time to time designate in writing.

    F. Any notice or other instrument in writing, authorized or required by the Agreement to be given to the Fund shall be sufficiently given when delivered to the Fund or on the second business day following the time such notice is deposited in the U.S. mail postage prepaid and addressed to the Fund at its office at Dupree Mutual Funds 125 South Mill Street Lexington, Kentucky 40507 or at such other place as the Fund may from time to time designate in writing.

    G. This Agreement, with the exception of the Appendices, may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement, and authorized and approved by a resolution of the Board of Trustees of the Fund.

    H. This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund or by the Custodian, and no attempted assignment by the Fund or the Custodian shall be effective without the written consent of the other party hereto.

    I. This Agreement shall be construed in accordance with the laws of the State of Ohio.

    J. This Agreement ma; be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

Standards of Service Guide

STAR BANK, N.A.
MAIL LOCATION #6 118,
425 WALNUT STREET,
CINCINNATI, OH 45202

February, 1995

Star Bank, N.A.
Standards of Service Guide

    Star Bank, N.A. is committed to providing superior quality service to all customers and their agents at all times. We have compiled this guide as a tool for our clients to determine our standards for the processing of security settlements, payment collection, and capital change transactions. Deadlines recited in this guide represent the times required for Star Bank to guarantee processing. Failure to meet these deadlines will result in settlement at our client's risk. In all cases, Star Bank will make every effort to compete all processing on a timely basis.

    Star Bank is a direct participant of the Depository Trust Company, a direct member of the Federal Reserve Bank of Cleveland, and utilizes the Bankers Trust Company as its agent for ineligible and foreign securities.

    For corporate reorganizations, Star Bank utilizes SE15 Reorg Source, Financial Information, Inc., XCITEK, DTC Important Notices, and the Wall Street Journal.

    For bond calls and mandatory puts, Star Bank utilizes SEI's Bond Source, Kenny Information Systems, Standard & Poor's Corporation, and DTC Important Notices. Star Bank will not notify clients of optional put opportunities.

    Any securities delivered free to Star Bank or its agents must be received three (3) business days prior to any payment or settlement in order for the Star Bank standards of service to apply.

    Should you have any questions regarding the information contained in this guide, please feel free to contact your account representative.

The information contained in this Standards of Service Guide is subject to change. Should any changes be made Star Bank will provide you with an updated copy of its Standards of Service Guide.

I N WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year fist above written.

ATTEST:

ATTEST:

Title:

Star Bank, N.A.

By:

Title:

APPENDIX C

Standards of Service Guide

APPENDIX D

Schedule of Compensation

Custody Fees will be charged at a rate of $1 .OO per year for the Dupree Mutual Funds, a Kentucky Business Trust, offering one Class of shares of beneficial interest in seven Distinct Series.

                                                                      ITEM 23(H)



         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT SERVICE AGREEMENT
         --------------------------------------------------------------

         THIS AGREEMENT made on November 1, 1997 by and between DUPREE MUTUAL FUNDS, a Kentucky Business Trust acting for and on behalf of each series of the Trust (hereinafter known as the "Trust") and DUPREE & COMPANY, INC., Lexington, Kentucky a corporation organized under the laws of the State of Kentucky (hereinafter called "Dupree").

         WHEREAS, the Trust desires to appoint Dupree as Transfer Agent and Dividend Disbursing Agent, and Dupree desires to accept such appointment; NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

SECTION 1.        TERMS OF APPOINTMENT
                  --------------------

         1.01 Subject to the conditions set forth in this Agreement, The Trust hereby employs and appoints Dupree as Transfer Agent and Dividend Disbursing Agent effective November 1, 1997.

         1.02 Dupree hereby accepts such employment and appointment and agrees that on and after the effective date of its appointment it will act as The Trust's Transfer Agent and Dividend Disbursing Agent. Dupree agrees that it will also act as agent in connection with any periodic investment plan, periodic withdrawal program or other accumulation, open-account or similar plans for the Trust's shareholders.

         1.03 Dupree agrees to provide the necessary facilities, equipment and personnel to perform its duties and obligations hereunder in accordance with industry practice.

         1.04 Dupree agrees that it will perform all the usual and ordinary services as Transfer Agent and Dividend Disbursing Agent and as agent for the various shareholder accounts including but not limited to: registering, issuing, transferring and canceling stock certificates, maintaining all shareholder accounts, preparing annual shareholder meeting lists, withholding taxes as required by law, disbursing income dividends and capital gains distributions, preparing and filing U.S. Treasury Department Form 1099 for all shareholders, preparing and mailing confirmation forms to shareholders for all purchases and liquidations of the Trust shares, causing liquidation of shares and causing disbursements to be made to withdrawal plan holders, and (if and to the extent not performed by the Trust) mailing proxies, receiving and tabulating proxies and mailing shareholder reports and prospectuses.

SECTION 2.  RECEIPT OF FUNDS; SHARE PURCHASE ORDERS
            ---------------------------------------

         2.01 Upon receipt at the office designated by Agent of any check or other order for the payment of money drawn or endorsed to it as transfer agent for the Trust or as plan agent for any shareholder of the Trust, Agent shall stamp the check or other order with the date of receipt, shall forthwith process the same for collection, and, no later than the opening of business on the second business day following receipt of such check or such other order, shall credit federal funds to the Trust in the face amount of the check or other order and shall deposit the amount due the Trust in the bank account maintained for the Trust by its custodian bank (the "Custodian"). Upon receipt of funds through the Federal Reserve Wire System or conversion into federal funds of funds transmitted by any other bank wire transfer system, Agent shall notify the Trust of such deposits and shall, on a daily basis, notify the Trust of the total amount so deposited.

         2.02 Upon receipt of a check or other order in payment for shares of the Trust purchased by an investor, accompanied, in the case of a new account, by a completed account application, Agent shall process such order in accordance with the procedures set forth in the Trust's current prospectus and credit the investor's share account with the number of shares so purchased, and shall promptly mail the investor a notice of such notice to the Trust. All such actions are subject to any instructions which the Trust may give Agent with respect to acceptance of orders for shares so received by Agent.

         2.03 Within 30 calendar days after receipt of any check in the amount of $200,000 or over, Agent will call the paying bank to confirm that the check has been paid. Trust will be notified immediately if Agent receives information that payment for any check in the amount of $200,000 or over has been refused. Further, if Agent is unable to confirm the status of any check in the amount of $200,000 or over within 30 calendar days of receipt of such check, Trust will be so notified. Proceeds of a redemption of shares purchased by such check or certificate representing shares purchased by such check will not be mailed until payment of the check has been confirmed.

         2.04 The Trust expects that situations may develop whereby it would be beneficial to determine if a person who has placed an order for shares has sufficient funds in his checking account to cover the payment for the shares purchased. Upon receipt of a request from the Trust, Agent will call the bank in question and request that it confirm that sufficient funds to cover the purchase are currently credited to the account in question. The results of any such calls will be reported to the Trust.

         2.05 Agent will maintain written documentation of each telephone call which is made under the procedures outlined above.

         2.06 None of the above procedures shall preclude Agent from inquiring as to the status of any check received by it in payment for Trust shares as Agent may deem appropriate or necessary to protect both the Trust and the Agent.

SECTION 3.        RETURNED CHECKS
                  ---------------

         In the event that any check or other order for the payment of money is returned unpaid for any reason, Agent shall:

         3.01 Give prompt notification to the Trust of the non-payment of said check;

         3.02 Take such other steps, including re-depositing said check for collection or redelivering said check to the investor, as Agent may in its discretion, deem appropriate, or as the Trust may instruct.

         3.03 If the check or other order remains unpaid after such additional steps have been taken, and in the absence of other instructions from Trust, Agent shall take such steps as may be necessary to enable Trust to redeem any shares purchased on the basis of such returned check or order. Upon redemption, Agent shall credit the proceeds of such redemption plus any dividends declared with respect to such shares up to the amount paid for the shares to the Trust's account. Agent shall forward such returned check or order to the person who originally submitted same. In the event that the amount paid for such shares exceeds the proceeds of the redemption of such shares plus the amount of any dividends declared with respect to such shares, Agent shall receive reimbursement of such excess from Trust.

SECTION 4.    REDEMPTIONS
              -----------

         Agent shall receive and shall stamp with the date of receipt, all certificates delivered to it for redemption or repurchase as well as all requests for redemptions or repurchase of shares and shall process said certificate and redemption and repurchase requests as follows:

         4.01 Upon receipt of a request for redemption, Agent will determine if any of the shares to be redeemed have been purchased within the previous thirty
(30) calendar days. If it is determined that any portion of the shares to be redeemed have been purchased within the previous thirty (30) calendar days, Agent will promptly obtain the necessary information relative to the check used to purchase the shares, and will call the paying bank requesting confirmation that the check in question has been paid.

         4.02 If such certificates, redemption request or repurchase request comply with the standards for redemption or repurchase as approved by the Trust and if it is determined that none of the shares to be redeemed have been purchased within the previous thirty (30) calendar days or if Agent has not received information that the check in question has been returned to Agent as unpaid by the close of Agent's business on the date of receipt of the redemption request, Agent shall notify Trust of the total number of shares presented and covered by such requests received by Agent on said date. On or prior to the seventh calendar day succeeding any such receipt of certificates or request for redemption or repurchase, Agent shall from cash available in the bank account maintained by the Custodian, pay the applicable redemption or repurchase price, as the case may be, to the investor as set forth in the Articles of Incorporation and the then current prospectus of the Trust.

         4.03 If by the end of the seventh (7) calendar day after receipt of a redemption request Agent has been unable to determine the status of any check in question, Agent will calculate the amount due to the shareholder for shares which were purchased and credited to the shareholder's account over thirty (30) days prior to receipt of the redemption request and will send a check representing the proceeds of the redemption of these shares to the shareholder, together with a letter of explanation. Funds representing redemption of shares purchased within the prior thirty (30) days will be held until the paying bank can confirm payment of the check used for purchase of shares.

         4.04 If any certificate or request for redemption or repurchase does not comply with the standards for redemption approved by the Trust, Agent shall promptly notify the investor of such fact, together with the reason therefor, and shall effect such redemption or repurchase at the price applicable to the date and time of receipt of documents complying with said standards, or in the case of a repurchase, at such other time as the Trust shall so direct.

SECTION 5.        INFORMATION TO BE FURNISHED TO SHAREHOLDERS
                  -------------------------------------------

         5.01 Agent shall answer that correspondence from shareholders relating to their accounts and such other correspondence as may from time to time be mutually agreed upon.

         5.02 Agent shall mail such proxy cards and other material supplied to it by Trust in connection with shareholder meetings of Trust and shall receive, examine and tabulate returned proxies and certify the vote of the Trust.

SECTION 6.        FEES AND EXPENSES

         6.01 For the services to be rendered by Dupree pursuant to paragraph 1.04, the Trust agrees to pay Dupree such fees as set out in the appendix attached hereto and made a part hereof.

         6.02 The Trust agrees to promptly reimburse Dupree for all reasonable out-of-pocket expenses or advances incurred by Dupree in connection with the performance of services under the Agreement including, but not limited to, expenditures for reasonable counsel fees, postage, envelopes, checks, continuous forms, reports and statements, telephone, telegraph, stationery, supplies, costs of outside mailing firms, record storage costs and media for storage of records (e.g., microfilm, computer tapes) so long as supplies purchased are expected to last for a reasonable period of time. In addition, any other expenses incurred by Dupree at the request or with the consent of the Trust will be promptly reimbursed by the Trust.

SECTION  7.       REPRESENTATIONS AND WARRANTIES OF DUPREE
                  ----------------------------------------

         Dupree represents and warrants to the Trust that:

         7.01 It is a Corporation duly organized and existing in good standing under the laws of the State of Kentucky.

         7.02 It is empowered under applicable laws and by its charter and by-laws to enter into and perform the services contemplated in this Agreement;

         7.03 All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement; and

         7.04 It has and will continue to have and maintain the necessary facilities, equipment and personnel to perform its duties and obligations under the Agreement.

SECTION  8.       REPRESENTATIONS AND WARRANTIES OF THE TRUST
                  -------------------------------------------

         The Trust represents and warrants to Dupree that:

         8.01 It is a Trust duly organized and existing and in good standing under the laws of the State of Kentucky;

         8.02 It is an open-end diversified management investment company registered under the Investment Company Act of 1940;

         8.03 A registration statement under the Securities Act of 1933 is currently effective with respect to all shares of the Trust being offered for sale;

         8.04 The Trust is empowered under the applicable laws and regulations and by it charter and by-laws to enter into and perform this Agreement; and all requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

SECTION 9.        INDEMNIFICATION
                  ---------------

         9.01 Dupree shall not be responsible for and the Trust shall indemnify and hold Dupree harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                  (a) All actions of Dupree required to be taken by Dupree pursuant to this Agreement provided that Dupree has acted in good faith and with due diligence.

                  (b) The reliance on, or use by Dupree of, information furnished or records and documents received by Dupree which have been prepared and/or maintained by the Trust, or any other person or firm on behalf of the Trust.

                  (c) Defaults by dealers with respect to payment for share orders previously entered.

                  (d) The reliance on, or carrying out of, any instructions or requests of the Trust.

                  (e) The offer of sale of the Trust's shares in violation of any requirement under the securities laws or regulations of any state that such shares be registered in such state of in violation of any stop order or other determination or ruling by any state with respect to the offer or sale of such shares in such state (unless such violation results from Dupree's failure to comply with written instructions of the Trust or of any other officer of the Trust that no offers or sales be made in or to residents of such state).

         9.02 It is understood that if any case the Trust may be asked to indemnify or save Agent harmless, the Trust shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that Agent will use all reasonable care to identify and notify the Trust promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Trust. The Trust shall have the option to defend Agent against any claim which may be subject of this indemnification, and in the event that the Trust so elects it will so notify Agent, and thereupon the Trust shall take over complete defense of the claim, and Agent shall in such situation initiate no further legal or other expenses for which it shall seek indemnification. Agent shall in no case confess any claim or make any comprise in any case in which the Trust will be asked to indemnify Agent except with the Trust's prior written consent. In the event of any advance of cash for any purpose made by Agent resulting from orders or instructions of the Trust, or in the event that Agent shall incur any claims, liabilities or related expenses in connection with the performance of this agreement, except such as may arise from its own negligent action, negligent failure to act or willful misconduct, any property at any time held for the account of the Trust shall be security therefor.

         9.03 Dupree shall indemnify and hold the Trust harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of Dupree's failure to comply with the terms of this Agreement or which arise out of Dupree's negligence or misconduct.

         9.04 At any time Dupree may apply to any officer of the Trust for instructions, and may consult with legal counsel for the Trust at the expense of the Trust, with respect to any matter arising in connection with the services to be performed by Dupree under this Agreement and Dupree shall be indemnified by the Trust for any action taken or omitted by it in good faith in reliance upon such instructions or upon the opinion of counsel for the Trust. Dupree shall be protected and indemnified in acting upon any paper or document believed by it to be genuine and to have been signed by the proper person or persons and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Trust. Dupree shall also be protected and indemnified in recognizing stock certificates which Dupree reasonably believes to bear the proper manual or facsimile signatures of the officer or the Trust, and the proper counter-signature of any former transfer agent or registrar, or of a co-transfer agent or co-registrar.

SECTION 10.       COVENANTS OF DUPREE AND THE TRUST
                  ---------------------------------

         10.01 The Trust shall promptly furnish to Dupree the following:

                  (a) A certified copy of the resolution of the Board of Directors of the Trust authorizing the appointment of Dupree and the execution and delivery of this Agreement.

                  (b) Certified copy of the Articles of Incorporation and By-Laws of the Trust and all amendments thereto.

                  (c) Specimens of all forms of outstanding stock certificates in the form approved by the Trust's Board of Directors with a certificate of the Secretary of the Trust as to such approval.

         10.02 Dupree hereby agrees to establish and maintain facilities and procedures reasonably acceptable to the Trust for safekeeping or stock certificates, check forms, and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of such certificates, forms and devices.

         10.03 To the extent required by SECTION 31 of the Investment Company Act of 1940 and Rules thereunder, Dupree agrees that all records maintained by Dupree relating to the services to be performed by Dupree under this Agreement are the property of the Trust and will be preserved and will be surrendered promptly to the Trust on request.

         10.04 Dupree and the Trust agree that all books, records, information and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or and the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person.

SECTION 11.       TERMINATION AND AGREEMENT
                  -------------------------

         11.01 This Agreement may be terminated by either party by ninety (90) days written notice to the other.

SECTION 12.       ASSIGNMENT
                  ----------

         12.01 Neither this Agreement nor any rights or obligations hereunder may be assigned by Dupree without the written consent of the Trust.

         12.02 This Agreement shall inure to the benefit of and be binding upon the parties and their respective successors and assigns.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf under their corporate seals by and through their duly authorized officers, as of the day and the year first above written.


                                             DUPREE MUTUAL FUNDS

                                             By:  /s/ William T. Griggs II
                                                 -------------------------------
                                             Title:  Vice President
                                                    ----------------------------
ATTEST:
By: /s/ Michelle Dragoo
   -------------------------------
Title:  Vice President
      ----------------------------
                                             DUPREE & COMPANY, INC.

                                             By: /s/ William T. Griggs II
                                                --------------------------------
                                             Title:  President
                                                    ----------------------------
ATTEST:
By: /s/ Michelle Dragoo
    ------------------------------
Title:  Vice President
      ----------------------------

        AGREEMENT AS TO FEES FOR TRANSFER AGENT/DIVIDEND DISBURSING AGENT

                 SHAREHOLDER SERVICES OF DUPREE & COMPANY, INC.

         Dupree & Company, Inc., in accordance with the Agreement dated November 1, 1997 by and between Dupree & Company, Inc. and Dupree Mutual Funds, shall be compensated monthly at a rate of 1/12 of .15% on the first $20,000,000 and 1/12 of .12% of all net assets over $20,000,000 per the monthly average net asset value as is declared and determined by each individual series at the close of each month.

         Additionally, the Trust shall reimburse Dupree & Company, Inc., for out-of-pocket expenses incurred on behalf of the Trust. Theses expenses include, but are not necessarily limited to, postage, insurance, telephone charges, and cost of forms. Dupree & Company, Inc., will bill the Trust monthly for the service fee and expenses.

                                                                      ITEM 23(I)


                                 DARSIE & ELSTE
                                ATTORNEYS AT LAW
                                 P.O. Box 22219
                            LEXINGTON, KENTUCKY 40522


GAY M. ELSTE                                                 JOHN C. DARSIE, JR.
                                                                     (1936-1994)

                                             September 2, 1999


Dupree Mutual Funds
P.O. Box 1149
Lexington, KY 40588-1149

Dear Ladies and Gentlemen:

         Dupree Mutual Funds (the "Trust") is filing with the Securities and Exchange Commission Post Effective Amendment No. 39 to the Registration Statement filed under the Securities Act of 1933 (File No. 2-64233) and Amendment No. 40 to the Registration Statement filed under the Investment Company Act of 1940 (File No. 811-2918).

         As current counsel to the Trust, this firm has participated in various proceedings relating to the Trust and its predecessor. The undersigned has examined documents, including the Trust's Declaration of Trust, amendments thereto, its Bylaw and minutes.

         Based on the foregoing, it is my opinion that:

         1. The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Kentucky;

         2. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the seven series, known as Kentucky Tax-Free Income Series, Kentucky Tax-Free Short to Medium Series, Intermediate Government Bond Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short to Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short to Medium Series. In accordance with the applicable provisions of Kentucky law and the Trust's Declaration of Trust, shares which are issued and subsequently redeemed by the Trust may be held as Treasury shares, reissued or canceled as determined by the Trustees of the Trust; and

         3. Subject to the filing of Annual Rule 24f-2 Notices to register shares sold during each preceding fiscal year, the shares which are issued by the Trust are legally issued and outstanding and fully paid and non-assessable.

         I hereby consent to the filing of this opinion with the Securities and Exchange Commission as a part of Post-Effective Amendment 39, Amendment 40.

                                           Yours very truly,

                                           DARSIE & ELSTE



                                           By /s/ Gay M. Elste
                                             -------------------------

GME:bh

                                                                     ITEM 23(J)



                         CONSENT OF INDEPENDENT AUDITORS

We consent to the references to our firm under the captions "Financial Highlights" and "Independent Auditors" in the prospectus and under the caption "Other Services" in the Statement of Additional Information, both included in Post-Effective Amendment No. 40 to the Registration Statement (Form N-1A No. 811-2918) of Dupree Mutual Funds and to use of our report dated July 30, 1999 incorporated therein.

                                                         /s Ernst & Young LLP
Cincinnati, Ohio
September 7, 1999

                                                                      Item 23(K)



SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.


At June 30, 1999, the yield for the Kentucky Tax-Free Income Series was 3.78% and was calculated as follows:

                  YIELD=

                                  2[ ((a-b divided by cd) +1)sixth power - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $5,546,405.40.

                                    b =     Expenses accrued for the period:
                                            $221,028.88

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            56,704,873.533

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $7.47

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.


At June 30, 1999, the yield for the Kentucky Tax-Free Income Series was 4.92% and was calculated as follows:

                  YIELD=

                                    2[ ((a-b divided by cd) +1)sixth power - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $1,953,544.69

                                    b =     Expenses accrued for the period:
                                            $221,028.88

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            56,704,873.553

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $7.47.

The average annual total return for the Kentucky Tax-Free Income Series for the one-year period ended June 30, 1999, was 2.52% and was calculated as follows:


                                            P(1 + T)nth power  = ERV



                  Where:            P =     a hypothetical initial payment of
                                            $1,000

                                    T =     average annual total return

                                    n =     number of years - 1

                                    ERV =   The redeemable value of the initial
                                            hypothetical $1,000 payment made at
                                            the beginning of the one-year
                                            period: $1,025.19

The average annual total return for the Kentucky Tax-Free Income Series for the period July 1, 1994 to June 30, 1999, was 6.28% and for the period July 1, 1989 to June 30, 1999, was 7.07%. The average annual total return for each of these periods was calculated in a manner similar to that described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($7.65) equals initial number of shares (130.719 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 130.719 plus incremental number of shares of 6.516 equals 137.235 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending
         Net Asset Value per share equals ending value. (137.235 shares x
         $7.47 = $1,025.15)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares for the one-year period ending June 30, 1999 was as follows:

Payable             Total                                            Cumulative
Reinvestment       Quarterly               Reinvestment              Incremental
Date               Dividend                  Price                     Shares
----               --------                  -----                     ------


06/30/98                                     7.65
09/30/98           .0955115                  7.76                      1.609
12/31/98           .09512902                 7.72                      3.240
03/31/99           .09156029                 7.68                      4.837
06/30/99           .09254452                 7.47                      6.516

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


June 30, 1999, the tax equivalent yield for the Kentucky Tax-Free Income Series was 5.25% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C


                  Where:            A =     The part of the series yield that
                                            is tax-exempt: 3.78%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

7

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


June 30, 1999, the tax equivalent yield for the Kentucky Tax-Free Income Series was 6.83% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by (1 - B)  ] + C


                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 4.92%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.


At June 30, 1999, the yield for the Kentucky Tax-Free Short-to-Medium Series was 2.79% and was calculated as follows:

                  YIELD =

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]



                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $171,149.18

                                    b =     Expenses accrued for the period:
                                            $34,380.69

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            11,397,156.542

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $5.20

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.


At June 30, 1999, the yield for the Kentucky Tax-Free Short-to-Medium Series was 3.93% and was calculated as follows:

                  YIELD =

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]



                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $3,137,559.31

                                    b =     Expenses accrued for the period:
                                            $34,380.69

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            11,397,156.542

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $5.20

The average annual total return for the Kentucky Tax-Free Short-to-Medium Series for the one-year period ended June 30, 1999, was 2.58% and was calculated as follows:


                                            P(1 + T)n   = ERV


                  Where:            P =     a hypothetical initial payment of
                                            $1,000

                                    T =     average annual total return

                                    n =     number of years - 1

                                    ERV =   The redeemable value of the initial
                                            hypothetical $1,000 payment made at
                                            the beginning of the one-year
                                            period: $1025.82

The average annual total return for the Kentucky Tax-Free Short-to-Medium Series for the period July 1, 1994 to June 30, 1999, was 4.24% and for the period July 1, 1989 to June 30, 1999 was 5.07% The average annual total return for each of these periods was calculated in a manner similar to that described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($5.22) equals initial number of shares (189.753 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 189.752 plus incremental number of shares of 7.520 equals 197.273 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending
         Net Asset Value per share equals ending value. (197.273 shares x
         $5.20 = $1,025.82)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares of the one-year period ending June 30, 1999 was as follows:


Payable            Total                                             Cumulative
Reinvestment      Quarterly              Reinvestment               Incremental
Date               Dividend                 Price                      Shares
----               --------                 -----                      ------


06/30/98                                    5.27
07/31/98          .01779071                 5.27                        .640578
08/31/98          .01747884                 5.29                       1.269664
09/30/98          .01670282                 5.32                       1.869405
10/31/98          .01765974                 5.31                       2.506695
11/30/98          .01704446                 5.32                       3.122666
12/31/98          .01753605                 5.32                       3.758434
01/31/99          .01746249                 5.31                       4.394817
02/28/99          .01540919                 5.29                       4.960349
03/31/99          .01730776                 5.28                       5.598618
04/30/99          .01716893                 5.27                       6.235047
05/31/99          .01732985                 5.25                       6.88199
06/30/99          .01685653                 5.20                       7.519411

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the Kentucky Tax-Free Short-to-Medium Series was 3.88% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C


                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 2.79%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the Kentucky Tax-Free Short-to-Medium Series was 5.46% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C


                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 3.93%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.


At June 30, 1999, the yield for the Tennessee Tax-Free Income Series was 4.39% and was calculated as follows:

                  YIELD =

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]



                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $189,375.98

                                    b =     Expenses accrued for the period:
                                            $20,835.89

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            4,319,844.415

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $10.77.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.


At June 30, 1999, the yield for the Tennessee Tax-Free Income Series was 4.80% and was calculated as follows:

                  YIELD =

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]



                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $207,329.43

                                    b =     Expenses accrued for the period:
                                            $20,834.14

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            4,319,844.415

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $10.77.

The average annual total return for the Tennessee Tax-Free Income Series for the one year period ended June 30, 1999, was 3.03% and was calculated as follows:


                                            P(1 + T)nth power   = ERV



                  Where:   P =      a hypothetical initial payment of $1,000

                                    T =     average annual total return

                                    n =     number of years - 1

                                    ERV =   The redeemable value of the initial
                                            hypothetical $1,000 payment made at
                                            the beginning of the one-year
                                            period: $1,030.30

The average annualized total return for the Tennessee Tax-Free Income Series for the period June 30, 1994 to June 30, 1999 was 7.96% December 15, 1993 to June 30, 1999, was 6.74% and was calculated in a manner similar to that described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($10.97) equals initial number of shares (91.158 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 91.158 plus incremental number of shares of 4.502 equals 95.660 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending
         Net Asset Value per share equals ending value. (95.660 shares x
         $10.77 = $1,030.26)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares for the one-year period ending June 30, 1999 was as follows:

Payable             Total                                Cumulative
Reinvestment      Quarterly      Reinvestment            Incremental
Date               Dividend         Price                   Shares
----               --------         -----                   ------


06/30/98                             10.97
09/30/98           .133191           11.18                 1.085991
12/31/98           .012754           11.14                 1.191596
12/31/98           .132088           11.14                 2.286586
03/31/99           .128396           11.10                 3.367479
06/30/99           .129263           10.77                 4.501979

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the Tennessee Tax-Free Income Series was 6.10% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C


                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 4.39%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the Tennessee Tax-Free Income Series was 6.67% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C


                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 4.80%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.


At June 30, 1999, the yield for the Tennessee Tax-Free Short-to-Medium Series was 3.02% and was calculated as follows:

                  YIELD:

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $17,660.71

                                    b =     Expenses accrued for the period:
                                            $2,388.63

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            590,904.993

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $10.33.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.


At June 30, 1999, the yield for the Tennessee Tax-Free Short-to-Medium Series was 3.02% and was calculated as follows:

                  YIELD:

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $17,660.71

                                    b =     Expenses accrued for the period:
                                            $2,388.63

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            590,904.993

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $10.33.

The average annual total return for the Tennessee Tax-Free Short-to-Medium Series for the one year period ended June 30, 1999, was 2.67% and was calculated as follows:


                                            P(1 + T)nth power   = ERV



                  Where:            P =     a hypothetical initial payment of
                                            $1,000

                                    T =     average annual total return

                                    n =     number of years - 1

                                    ERV =   The redeemable  value of the
                                            initial hypothetical $1,000 payment
                                            made at the beginning of the
                                            one-year period: $1026.73

The average annualized total return for the Tennessee Tax-Free Short-to-Medium Series for the period November 1, 1994 to June 30, 1999 was 4.81% and was calculated in a manner similar to that described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($10.44) equals initial number of shares (95.785 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 95.785 plus incremental number of shares of 3.608 equals 99.393 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending
         Net Asset Value per share equals ending value. (99.393 shares x
         $10.33 = $1,026.73)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares for the one year period ending June 30, 1999 was as follows:

Payable             Total                                         Cumulative
Reinvestment      Quarterly               Reinvestment           Incremental
Date               Dividend                  Price                  Shares
----               --------                  -----                  ------


06/30/98                                     10.44
07/31/98           .03332126                 10.43                  .306011
08/31/98           .03462024                 10.48                  .623445
09/30/98           .0320863                  10.52                  .917495
10/31/98           .03327836                 10.51                  1.22369
11/30/98           .03197437                 10.52                 1.518539
12/31/98           .0325212                  10.50                 1.819914
01/31/99           .03252047                 10.52                 2.121641
02/28/99           .03022302                 10.48                 2.403993
03/31/99           .03179246                 10.47                 2.702148
04/30/99           .03156376                 10.45                 2.999626
05/31/99           .0312286                  10.42                 3.295683
06/30/99           .03250477                 10.33                 3.607456

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the Tennessee Tax-Free Short-to-Medium Series was 4.19% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C



                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 3.02%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the Tennessee Tax-Free Short-to-Medium Series was 5.31% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C



                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 3.82%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.


At June 30, 1999, the yield for the Intermediate Government Bond Series was 5.89% and was calculated as follows:

                  YIELD =

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $56,887.85

                                    b =     Expenses accrued for the period:
                                            $4,297.09

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            1,113,798.942

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $9.73

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.


At June 30, 1999, the yield for the Intermediate Government Bond Series was 6.45% and was calculated as follows:

                  YIELD =

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $62,394.75

                                    b =     Expenses accrued for the period:
                                            $4297.09

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive
                                            dividends:1,113,798.942

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $9.73

The average annual total return for the Intermediate Government Bond Series for the one-year period ended June 30, 1999, was 2.21% and was calculated as follows:


                                            P(1 + T)nth power   = ERV



                  Where:            P =     a hypothetical initial payment of
                                            $1,000

                                    T =     average annual total return

                                    n =     number of years - 1

                                    ERV =   The redeemable value of the initial
                                            hypothetical $1,000 payment made at
                                            the beginning of the one-year
                                            period: $1,022.06.

The average annual total return for the Intermediate Government Bond Series for the period July 1, 1994 to June 30, 1999 was 7.26% and for the period July 14, 1992 to June 30, 1999 was 7.03%. The average annual total return for each of these periods were calculated in a manner similar to described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($10.14) equals initial number of shares (98.619 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 98.619 plus incremental number of shares of 6.424 equals 105.043 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending
         Net Asset Value per share equals ending value. (105.043 shares x
         $9.73 = $1,022.06)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares of the one-year period ending June 30, 1999 was as follows:



Payable             Total                                            Cumulative
Reinvestment       Quarterly             Reinvestment               Incremental
Date               Dividend                 Price                     Shares


06/30/98                                    10.14
07/31/98           .05658728                10.12                        .551443
08/31/98           .05556007                10.22                       1.090575
09/30/98           .05327                   10.39                       1.601792
10/31/98           .05512514                10.30                       2.138171
11/30/98           .05312104                10.26                       2.659842
12/31/98           .05492552                10.23                       3.203617
01/31/99           .05496987                10.22                       3.751287
02/28/99           .04773254                10.06                       4.237014
03/31/99           .05214587                10.01                       4.772831
04/30/99           .05178943                 9.98                       5.309367
05/31/99           .05302051                 9.86                       5.868226
06/30/99           .05169737                 9.73                       6.423388

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the Intermediate Government Bond Series was 5.89% (based on a tax rate of 28%) and was calculated as follows:

Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C



                  Where:   A =      The part of the series yield that is
                                    tax-exempt: 0%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 100%.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the Intermediate Government Bond Series was 6.45% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C



                  Where:   A =      The part of the series yield that is
                                    tax-exempt: 0%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 100%.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.


At June 30, 1999, the yield for the North Carolina Tax-Free Income Series was 4.45% and was calculated as follows:

                  YIELD:

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $79,215.57

                                    b =     Expenses accrued for the period:
                                            $8,750.35

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            1,805,730.109

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $10.61.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.


At June 30, 1999, the yield for the North Carolina Tax-Free Income Series was 4.62% and was calculated as follows:

                  YIELD:

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $81,854.20

                                    b =     Expenses accrued for the period:
                                            $8,750.35

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            1,805,730.109

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $10.61.

The average annual total return for the North Carolina Tax-Free Income Series for the one-year period ended June 30, 1999, was 2.71% and was calculated as follows:


                                            P(1 + T)nth power   = ERV



                  Where:            P =     a hypothetical initial payment of
                                            $1,000

                                    T =     average annual total return

                                    n =     number of years - 1

                                    ERV =   The redeemable value of the initial
                                            hypothetical $1,000 payment made at
                                            the beginning of the one-year
                                            period: $1,027.12


The average annual total return for the North Carolina Tax-Free Income Series for the period November 16, 1995 to June 30, 1999 was 6.83%. The average annual total return for this period was calculated in a manner similar to described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($10.82) equals initial number of shares (92.421 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 92.421 plus incremental number of shares of 4.380 equals 96.801 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending
         Net Asset Value per share equals ending value. (96.801 shares x
         $10.61 = $1,027.06)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares of the one-year period ending June 30, 1999 was as follows:


Payable            Total                                    Cumulative
Reinvestment     Quarterly       Reinvestment               Incremental
Date              Dividend          Price                      Shares
----              --------          -----                      ------


06/30/98                            10.82
09/30/98           .129756          11.04                      1.086251
12/31/98           .006292          11.00                      1.13974
12/31/98           .128126          11.00                      2.229527
03/31/99           .122566          10.95                      3.288982
06/30/99           .120924          10.61                      4.379814

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the North Carolina Tax-Free Income Series was 6.18% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C



                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 4.45

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the North Carolina Tax-Free Income Series was 6.42% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C



                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 4.62%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.


At June 30, 1999, the yield for the North Carolina Tax-Free Short-to-Medium Series was 3.29% and was calculated as follows:

                  YIELD:

                                  2[ ((a-b divided by cd)  +1)sixth power  - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $12,023.71

                                    b =     Expenses accrued for the period:
                                            $1,527.12

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            381,682.044

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $10.09.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.


At June 30, 1999, the yield for the North Carolina Tax-Free Short-to-Medium Series was 3.77% and was calculated as follows:

                  YIELD:

                                            2[ ((a-b divided by cd)  +1)6  - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $15,406.36

                                    b =     Expenses accrued for the period:
                                            $1,527.12

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            381,682.044

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 1999: $10.09.

The average annual total return for the North Carolina Short-to-Medium Series for the one-year period ended June 30, 1999, was 2.35% and was calculated as follows:




                                            P(1 + T)nth power   = ERV



                  Where:            P =     a hypothetical initial payment of
                                            $1,000

                                    T =     average annual total return

                                    n =     number of years - 1

                                    ERV =   The redeemable value of the initial
                                            hypothetical $1,000 payment made at
                                            the beginning of the one-year
                                            period: $1,023.46

The average annual total return for the North Carolina Short-to-Medium Series for the period November 16, 1995 to June 30, 1999 was 4.24%. The average annual total return for this period was calculated in a manner similar to described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($10.24) equals initial number of shares (97.656 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 97.656 plus incremental number of shares of 3.777 equals 101.433 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending
         Net Asset Value per share equals ending value. (101.433 shares x $10.09 = $1,023.46)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares of the one-year period ending June 30, 1999 was as follows:


Payable             Total                                    Cumulative
Reinvestment      Quarterly      Reinvestment               Incremental
Date               Dividend         Price                      Shares
----               --------         -----                      ------


06/30/98                            10.24
07/31/98           .033904          10.22                        .323969
08/31/98           .035171          10.28                        .659194
09/30/98           .032293          10.31                        .967133
10/31/98           .034072          10.30                      1.293378
11/30/98           .033011          10.30                      1.610508
12/31/98           .033857          10.29                      1.937119
01/31/99           .032865          10.30                      2.254896
02/28/99           .029801          10.26                      2.545092
03/31/99           .030676          10.25                      2.844976
04/30/99           .030811          10.23                      3.147664
05/31/99           .031722          10.19                      3.461473
06/30/99           .031438          10.09                      3.776528

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the North Carolina Tax-Free Short-to-Medium Series was 4.57% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C



                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 3.29%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.


At June 30, 1999, the tax equivalent yield for the North Carolina Tax-Free Short-to-Medium Series was 5.24% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  divided by  (1 - B)  ] + C



                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 3.77%

                                    B =     Stated tax rate: 28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.